                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-03833
                                  ----------------------------------------------

                                MainStay VP Series Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        51 Madison Avenue, New York, New York 10010
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip Code)


        Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 576-7000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        --------------------------------------------------------
Date of reporting period:  March 31, 2007
                         -------------------------------------------------------

Item 1.  Schedule of Investments.

The schedule of investments for the period ended March 31, 2007 is filed herewith.

MAINSTAY VP BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS                            +++ March 31, 2007 unaudited

                                                             SHARES         VALUE
                                                          ------------  ------------
  COMMON STOCKS (59.1%)                        +
  AEROSPACE & DEFENSE (1.8%)
  Northrop Grumman Corp.                                        16,206  $  1,202,809
  Raytheon Co.                                                  21,393     1,122,277
  United Technologies Corp.                                     17,062     1,109,030
                                                                        ------------
                                                                           3,434,116
                                                                        ------------
  AGRICULTURE (1.1%)
  Reynolds American, Inc.                      (a)              11,462       715,343
  UST, Inc.                                                     24,037     1,393,665
                                                                        ------------
                                                                           2,109,008
                                                                        ------------
  APPAREL (0.2%)
  Jones Apparel Group, Inc.                                     14,059       432,033
                                                                        ------------
  AUTO PARTS & EQUIPMENT (0.6%)
  Autoliv, Inc.                                                 18,682     1,066,929
                                                                        ------------
  BANKS (4.8%)
  Bank of America Corp.                                         21,326     1,088,053
  Bank of New York Co., Inc. (The)                              15,368       623,172
  Commerce Bancshares, Inc.                                     24,571     1,187,025
  First Citizens BancShares, Inc. Class A                          360        72,360
  M&T Bank Corp.                                                11,714     1,356,833
  National City Corp.                                           31,154     1,160,486
  PNC Financial Services Group, Inc.                            21,098     1,518,423
  U.S. Bancorp                                                  33,242     1,162,473
  UnionBanCal Corp.                                             17,104     1,084,736
                                                                        ------------
                                                                           9,253,561
                                                                        ------------
  BEVERAGES (0.4%)
  PepsiAmericas, Inc.                                           36,958       824,903
                                                                        ------------
  COMMERCIAL SERVICES (0.2%)
  United Rentals, Inc.                         (b)              15,050       413,875
                                                                        ------------
  COMPUTERS (1.2%)
  Hewlett-Packard Co.                                           28,638     1,149,529
  International Business Machines Corp.                         12,251     1,154,779
                                                                        ------------
                                                                           2,304,308
                                                                        ------------
  COSMETICS & PERSONAL CARE (0.6%)
  Colgate-Palmolive Co.                                            669        44,683
  Procter & Gamble Co. (The)                                    17,825     1,125,827
                                                                        ------------
                                                                           1,170,510
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (4.0%)
  A.G. Edwards, Inc.                                            19,357     1,339,117
  Citigroup, Inc.                                               22,506     1,155,458

  Countrywide Financial Corp.                                      199         6,694
  Goldman Sachs Group, Inc. (The)                                6,899     1,425,540
  JPMorgan Chase & Co.                                          23,963     1,159,330
  Merrill Lynch & Co., Inc.                                     14,700     1,200,549
  Morgan Stanley                                                16,126     1,270,084
                                                                        ------------
                                                                           7,556,772
                                                                        ------------
  ELECTRIC (4.9%)
  American Electric Power Co., Inc.                             16,304       794,820
  Duke Energy Corp.                                             35,285       715,933
& Entergy Corp.                                                 16,714     1,753,633
& FirstEnergy Corp.                                             23,592     1,562,734
  Mirant Corp.                                 (b)              37,072     1,499,933
& NRG Energy, Inc.                             (a)(b)           26,814     1,931,681
  PG&E Corp.                                                       622        30,024
  Wisconsin Energy Corp.                                        21,927     1,063,898
                                                                        ------------
                                                                           9,352,656
                                                                        ------------
  ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
  Emerson Electric Co.                                          25,688     1,106,896
                                                                        ------------
  ELECTRONICS (0.2%)
  Avnet, Inc.                                  (a)(b)           10,148       366,749
                                                                        ------------
  ENVIRONMENTAL CONTROL (0.3%)
  Waste Management, Inc.                                        17,284       594,742
                                                                        ------------
  FOOD (1.1%)
  General Mills, Inc.                                           20,876     1,215,401
  Kraft Foods, Inc. Class A                    (a)              26,167       828,447
                                                                        ------------
                                                                           2,043,848
                                                                        ------------
  FOREST PRODUCTS & PAPER (0.7%)
  Plum Creek Timber Co., Inc.                                   34,883     1,375,088
                                                                        ------------
  GAS (0.6%)
  AGL Resources, Inc.                                            4,313       184,251
  Energen Corp.                                                 18,954       964,569
                                                                        ------------
                                                                           1,148,820
                                                                        ------------
  HEALTH CARE-SERVICES (1.6%)
  Aetna, Inc.                                                   34,165     1,496,085
  WellPoint, Inc.                              (b)              18,974     1,538,791
                                                                        ------------
                                                                           3,034,876
                                                                        ------------
  HOUSEHOLD PRODUCTS & WARES (1.4%)
  Clorox Co. (The)                                              23,626     1,504,740
  Kimberly-Clark Corp.                                          16,812     1,151,454
                                                                        ------------
                                                                           2,656,194
                                                                        ------------
  INSURANCE (9.1%)
  Allstate Corp. (The)                                          24,901     1,495,554
  Ambac Financial Group, Inc.                                   10,044       867,701
  American Financial Group, Inc.                                13,994       476,356
  Assurant, Inc.                                                16,324       875,456
  Chubb Corp. (The)                                              1,009        52,135
& CIGNA Corp.                                                   11,602     1,655,141
  Genworth Financial, Inc. Class A                              30,540     1,067,068

  Loews Corp.                                                   22,135     1,005,593
  MGIC Investment Corp.                                         22,042     1,298,715
  Old Republic International Corp.                              48,299     1,068,374
  PMI Group, Inc. (The)                                         31,744     1,435,464
  Prudential Financial, Inc.                                     2,542       229,441
  Radian Group, Inc.                                            23,273     1,277,222
  SAFECO Corp.                                                  17,314     1,150,169
  StanCorp Financial Group, Inc.                                19,463       956,996
  Torchmark Corp.                                               14,497       950,858
  Travelers Cos., Inc. (The)                                    29,458     1,525,041
                                                                        ------------
                                                                          17,387,284
                                                                        ------------
  INTERNET (1.1%)
  Expedia, Inc.                                (b)              34,277       794,541
  IAC/InterActiveCorp.                         (a)(b)           34,727     1,309,555
                                                                        ------------
                                                                           2,104,096
                                                                        ------------
  IRON & STEEL (2.0%)
  Nucor Corp.                                                   17,949     1,169,018
  Reliance Steel & Aluminum Co.                (a)              22,835     1,105,214
  Steel Dynamics, Inc.                                          30,132     1,301,702
  United States Steel Corp.                                      2,770       274,701
                                                                        ------------
                                                                           3,850,635
                                                                        ------------
  MACHINERY - DIVERSIFIED (0.9%)
  Deere & Co.                                                   11,940     1,297,162
  Flowserve Corp.                                                6,444       368,532
                                                                        ------------
                                                                           1,665,694
                                                                        ------------
  MEDIA (1.8%)
  CBS Corp. Class B                                             37,564     1,149,083
  Clear Channel Communications, Inc.                            34,720     1,216,589
  Gannett Co., Inc.                            (a)              19,026     1,070,974
                                                                        ------------
                                                                           3,436,646
                                                                        ------------
  METAL FABRICATE & HARDWARE (0.6%)
  Commercial Metals Co.                                         34,169     1,071,198
                                                                        ------------
  MISCELLANEOUS - MANUFACTURING (1.1%)
  Parker Hannifin Corp.                                         13,695     1,182,015
  SPX Corp.                                                     12,775       896,805
                                                                        ------------
                                                                           2,078,820
                                                                        ------------
  OFFICE & BUSINESS EQUIPMENT (0.1%)
  IKON Office Solutions, Inc.                                    6,707        96,380
                                                                        ------------
  OIL & GAS (4.8%)
  Anadarko Petroleum Corp.                                      24,032     1,032,895
  Devon Energy Corp.                                            16,909     1,170,441
  ExxonMobil Corp.                                              16,397     1,237,154
  Marathon Oil Corp.                                            15,695     1,551,137
  Sunoco, Inc.                                                  18,548     1,306,521
  Tesoro Corp.                                                  13,457     1,351,487
& Valero Energy Corp.                                           24,655     1,590,001
                                                                        ------------
                                                                           9,239,636
                                                                        ------------
  PHARMACEUTICALS (2.2%)
  AmerisourceBergen Corp.                                       27,420     1,446,405
  King Pharmaceuticals, Inc.                   (b)              27,348       537,935

  Merck & Co., Inc.                                             26,156     1,155,311
  Pfizer, Inc.                                                  39,026       985,797
                                                                        ------------
                                                                           4,125,448
                                                                        ------------
  REAL ESTATE INVESTMENT TRUSTS (2.2%)
  Boston Properties, Inc.                                       13,089     1,536,649
  Hospitality Properties Trust                                  27,658     1,294,394
  HRPT Properties Trust                                         83,084     1,021,933
  iStar Financial, Inc.                                          6,807       318,772
                                                                        ------------
                                                                           4,171,748
                                                                        ------------
  RETAIL (3.1%)
  AnnTaylor Stores Corp.                       (b)              28,886     1,120,199
  AutoNation, Inc.                             (b)              50,567     1,074,043
  Circuit City Stores, Inc.                                     41,285       765,011
  Dillard's, Inc. Class A                      (a)              37,391     1,223,807
  Dollar Tree Stores, Inc.                     (b)               8,480       324,275
  OfficeMax, Inc.                                               25,530     1,346,452
  United Auto Group, Inc.                                        7,811       158,563
                                                                        ------------
                                                                           6,012,350
                                                                        ------------
  SEMICONDUCTORS (0.1%)
  Novellus Systems, Inc.                       (b)               8,361       267,719
                                                                        ------------
  SOFTWARE (0.4%)
  Fair Isaac Corp.                                              20,537       794,371
                                                                        ------------
  TELECOMMUNICATIONS (1.2%)
& CenturyTel, Inc.                                              35,047     1,583,774
  Polycom, Inc.                                (a)(b)           22,144       738,060
                                                                        ------------
                                                                           2,321,834
                                                                        ------------
  TOYS, GAMES & HOBBIES (0.8%)
  Mattel, Inc.                                                  54,348     1,498,374
                                                                        ------------
  TRANSPORTATION (1.3%)
  Burlington Northern Santa Fe Corp.                               584        46,971
  CSX Corp.                                                      2,373        95,039
  Laidlaw International, Inc.                                   30,789     1,065,299
  Union Pacific Corp.                                           11,914     1,209,867
                                                                        ------------
                                                                           2,417,176
                                                                        ------------
  Total Common Stocks
     (Cost $99,506,594)                                                  112,785,293(j)
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  LONG-TERM CORPORATE BONDS (39.6%)
  CORPORATE BONDS (39.4%)
  AGRICULTURE (0.5%)
  Altria Group, Inc.
     7.00%, due 11/4/13                                   $    950,000     1,031,682
                                                                        ------------
  BANKS (6.6%)
  Bank of America Corp.
     7.125%, due 10/15/11                                      550,000       594,268
     7.75%, due 8/15/15                                        650,000       747,802
  Bank of New York Co., Inc. (The)

      7.30%, due 12/1/09                                       550,000       578,912
   Bank One Corp.
      7.875%, due 8/1/10                                       847,000       916,617
   Bankers Trust Corp.
      7.50%, due 11/15/15                                      247,000       279,385
   First Union National Bank
      7.875%, due 2/15/10                                      900,000       968,091
   HSBC Holdings PLC
      7.50%, due 7/15/09                                     1,300,000     1,363,122
   Mellon Bank N.A.
      7.625%, due 9/15/07                                      160,000       161,494
   Mellon Funding Corp.
      6.70%, due 3/1/08                                        950,000       958,491
   SunTrust Banks, Inc.
      6.25%, due 6/1/08                                        200,000       202,193
      7.75%, due 5/1/10                                        600,000       644,731
   U.S. Bank N.A.
      5.70%, due 12/15/08                                      700,000       706,523
&     6.30%, due 2/4/14                                      1,675,000     1,768,648
   Wachovia Bank N.A.
      7.80%, due 8/18/10                                       800,000       860,678
   Wachovia Corp.
      6.375%, due 1/15/09                                      125,000       127,813
      6.375%, due 2/1/09                                        75,000        76,666
   Wells Fargo & Co.
      6.25%, due 4/15/08                                       125,000       126,009
   Wells Fargo Bank N.A.
      6.45%, due 2/1/11                                        100,000       104,726
      7.55%, due 6/21/10                                     1,350,000     1,444,358
                                                                        ------------
                                                                          12,630,527
                                                                        ------------
   BEVERAGES (1.1%)
   Anheuser-Busch Cos., Inc.
      5.375%, due 9/15/08                      (a)             100,000       100,236
      6.00%, due 4/15/11                                       600,000       618,118
      7.50%, due 3/15/12                                       500,000       548,666
      9.00%, due 12/1/09                                       600,000       655,156
   Coca-Cola Co. (The)
      5.75%, due 3/15/11                                       125,000       128,141
                                                                        ------------
                                                                           2,050,317
                                                                        ------------
   BUILDING MATERIALS (0.1%)
   Masco Corp.
      5.75%, due 10/15/08                                      150,000       150,704
                                                                        ------------
   CHEMICALS (1.0%)
   Dow Chemical Co. (The)
      6.125%, due 2/1/11                                       350,000       359,642
   E.I. du Pont de Nemours & Co.
      6.75%, due 9/1/07                                        325,000       326,750
      6.875%, due 10/15/09                                     925,000       966,381
   Praxair, Inc.
      6.50%, due 3/1/08                                        325,000       328,507
                                                                        ------------
                                                                           1,981,280
                                                                        ------------
   COMMUNICATIONS EQUIPMENT (0.6%)
   Motorola, Inc.
      8.00%, due 11/1/11                                     1,000,000     1,102,860
                                                                        ------------

   COMPUTERS (1.6%)
   Computer Sciences Corp.
      7.375%, due 6/15/11                                      350,000       374,664
   Hewlett-Packard Co.
      5.50%, due 7/1/07                                        200,000       199,982
   International Business Machines Corp.
      6.45%, due 8/1/07                                        900,000       902,989
 &    7.50%, due 6/15/13                                     1,475,000     1,658,194
                                                                        ------------
                                                                           3,135,829
                                                                        ------------
   COSMETICS & PERSONAL CARE (1.0%)
   Avon Products, Inc.
      7.15%, due 11/15/09                                      650,000       681,789
   Kimberly-Clark Corp.
      7.10%, due 8/1/07                                        925,000       930,004
   Procter & Gamble Co. (The)
      6.875%, due 9/15/09                                      250,000       261,177
                                                                        ------------
                                                                           1,872,970
                                                                        ------------
   DIVERSIFIED FINANCIAL SERVICES (13.2%)
   Bear Stearns Cos., Inc. (The)
      5.70%, due 11/15/14                                      912,000       920,069
      6.75%, due 12/15/07                                      438,000       442,038
      7.625%, due 12/7/09                                    1,100,000     1,167,630
   Caterpillar Financial Services Corp.
      5.50%, due 3/15/16                                       250,000       250,667
   CIT Group, Inc.
      6.875%, due 11/1/09                                    1,100,000     1,146,202
      7.75%, due 4/2/12                                        800,000       897,808
   Citicorp
      7.25%, due 9/1/08                                        300,000       307,965
   Citigroup, Inc.
      6.50%, due 1/18/11                                     1,200,000     1,255,422
      7.25%, due 10/1/10                                       500,000       533,492
   Countrywide Home Loans, Inc.
      6.25%, due 4/15/09                                       300,000       305,511
   Credit Suisse First Boston USA, Inc.
      6.125%, due 11/15/11                                     100,000       103,746
      6.50%, due 6/1/08                                      1,089,000     1,102,990
   General Electric Capital Corp.
      6.875%, due 11/15/10                                     500,000       528,852
      7.375%, due 1/19/10                                      725,000       768,597
      8.125%, due 4/1/08                                       300,000       308,730
      8.625%, due 6/15/08                                      100,000       103,668
   Goldman Sachs Group, Inc. (The)
      5.70%, due 9/1/12                                        625,000       635,919
      6.875%, due 1/15/11                                      300,000       317,162
      7.35%, due 10/1/09                                     1,325,000     1,395,786
      Series B
      7.80%, due 1/28/10                                       125,000       133,658
   Household Financial Corp.
      6.45%, due 2/1/09                                        200,000       204,042
   HSBC Finance Corp.
      6.375%, due 8/1/10                                       125,000       129,466
      7.00%, due 5/15/12                                       600,000       643,894
   John Deere Capital Corp.
      6.00%, due 2/15/09                                       500,000       507,342
      7.00%, due 3/15/12                                       950,000     1,026,821
   JPMorgan Chase & Co.

      6.00%, due 1/15/09                                       400,000       405,390
      6.625%, due 3/15/12                                      350,000       371,035
      6.75%, due 8/15/08                                       300,000       304,971
      7.00%, due 11/15/09                                      390,000       408,089
      7.875%, due 6/15/10                                      375,000       404,842
   Lehman Brothers Holdings, Inc.
      6.625%, due 1/18/12                                      525,000       554,632
      7.00%, due 2/1/08                                        100,000       101,217
      7.875%, due 11/1/09                                      150,000       160,233
 &    7.875%, due 8/15/10                                    1,607,000     1,730,114
   Merrill Lynch & Co., Inc.
      Series C
      3.81%, due 3/24/09                       (c)             300,000       291,246
      6.05%, due 5/16/16                       (a)             575,000       589,880
      6.375%, due 10/15/08                                     350,000       356,546
      7.00%, due 4/27/08                                     1,150,000     1,167,759
   Morgan Stanley
      5.375%, due 10/15/15                                     600,000       590,388
      5.80%, due 4/1/07                                        200,000       200,000
      6.75%, due 4/15/11                                       700,000       740,373
      8.00%, due 6/15/10                                       400,000       435,534
   Pitney Bowes Credit Corp.
      5.75%, due 8/15/08                                       175,000       176,240
   Prudential Funding LLC
      6.60%, due 5/15/08                       (d)             550,000       556,022
   UBS Paine Webber Group, Inc.
      6.55%, due 4/15/08                                       204,000       205,486
   Wells Fargo Financial, Inc.
      5.875%, due 8/15/08                                      225,000       226,367
                                                                        ------------
                                                                          25,113,841
                                                                        ------------
   ELECTRIC (0.4%)
   Consolidated Edison Co. of New York
      7.50%, due 9/1/10                                        660,000       709,282
                                                                        ------------
   ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   Emerson Electric Co.
      7.125%, due 8/15/10                                    1,082,000     1,151,676
                                                                        ------------
   ELECTRONICS (0.1%)
   Honeywell, Inc.
      7.125%, due 4/15/08                                      175,000       178,106
                                                                        ------------
   FOOD (3.5%)
   Campbell Soup Co.
      5.875%, due 10/1/08                                      450,000       453,679
      6.75%, due 2/15/11                                       750,000       791,831
   H.J. Heinz Finance Co.
      6.625%, due 7/15/11                                      700,000       733,398
   Kellogg Co.
      Series B
      6.60%, due 4/1/11                                        750,000       788,234
   Kraft Foods, Inc.
      5.25%, due 6/1/07                                        400,000       399,768
      6.25%, due 6/1/12                                      1,025,000     1,065,082
   Kroger Co. (The)
      6.20%, due 6/15/12                                       250,000       258,591
   Nabisco, Inc.

      7.55%, due 6/15/15                                     1,150,000     1,293,251
   Sysco International Co.
      6.10%, due 6/1/12                        (a)             125,000       129,669
   Unilever Capital Corp.
      7.125%, due 11/1/10                                      650,000       690,546
                                                                        ------------
                                                                           6,604,049
                                                                        ------------
   HAND & MACHINE TOOLS (0.4%)
   Black & Decker Corp.
      7.125%, due 6/1/11                                       800,000       843,408
                                                                        ------------
   HOUSEHOLD PRODUCTS & WARES (0.2%)
   Clorox Co. (The)
      6.125%, due 2/1/11                                       275,000       284,112
                                                                        ------------
   INSURANCE (0.1%)
   GE Global Insurance Holding Corp.
      7.50%, due 6/15/10                                       250,000       267,650
                                                                        ------------
   MACHINERY - CONSTRUCTION & MINING (0.7%)
   Caterpillar, Inc.
      6.55%, due 5/1/11                                        400,000       420,329
      7.25%, due 9/15/09                                       884,000       927,321
                                                                        ------------
                                                                           1,347,650
                                                                        ------------
   MACHINERY - DIVERSIFIED (0.3%)
   Deere & Co.
      7.85%, due 5/15/10                                       450,000       484,070
                                                                        ------------
   MEDIA (0.7%)
   Gannett Co., Inc.
      5.50%, due 4/1/07                                        425,000       425,000
   Walt Disney Co. (The)
      5.375%, due 6/1/07                                       275,000       275,077
      6.375%, due 3/1/12                                       650,000       686,415
                                                                        ------------
                                                                           1,386,492
                                                                        ------------
   MISCELLANEOUS - MANUFACTURING (0.5%)
   Honeywell International, Inc.
      6.125%, due 11/1/11                                      200,000       208,510
      7.50%, due 3/1/10                                        775,000       826,234
                                                                        ------------
                                                                           1,034,744
                                                                        ------------
   OIL & GAS (0.7%)
   ConocoPhillips
      8.75%, due 5/25/10                                       900,000       998,969
   Vastar Resources, Inc.
      6.50%, due 4/1/09                                        350,000       359,704
                                                                        ------------
                                                                           1,358,673
                                                                        ------------
   OIL & GAS SERVICES (0.1%)
   Baker Hughes, Inc.
      6.00%, due 2/15/09                                       205,000       208,382
                                                                        ------------
   RETAIL (1.9%)
   J.C. Penney Co., Inc.
      8.00%, due 3/1/10                                        800,000       856,834
   Lowe's Cos., Inc.

      8.25%, due 6/1/10                                        250,000       273,118
   Nordstrom, Inc.
      5.625%, due 1/15/09                                      175,000       176,103
   Target Corp.
      5.50%, due 4/1/07                                        300,000       300,000
      6.35%, due 1/15/11                                       200,000       208,599
      7.50%, due 8/15/10                                       900,000       967,128
   Wal-Mart Stores, Inc.
      7.25%, due 6/1/13                                        800,000       881,402
                                                                        ------------
                                                                           3,663,184
                                                                        ------------
   TELECOMMUNICATIONS (3.5%)
 & ALLTEL Corp.
      7.00%, due 7/1/12                                      1,800,000     1,892,981
   AT&T Corp.
      7.30%, due 11/15/11                                    1,200,000     1,302,667
   BellSouth Capital Funding Corp.
      7.75%, due 2/15/10                                       850,000       908,677
   BellSouth Telecommunications, Inc.
      5.875%, due 1/15/09                                      200,000       202,290
   New York Telephone Co.
      6.00%, due 4/15/08                                       175,000       176,038
   Southwestern Bell Telephone Corp.
      7.00%, due 7/1/15                                        350,000       378,356
   Verizon Global Funding Corp.
      7.25%, due 12/1/10                                     1,050,000     1,121,526
      7.375%, due 9/1/12                                       550,000       604,401
                                                                        ------------
                                                                           6,586,936
                                                                        ------------
   Total Corporate Bonds
      (Cost $75,402,271)                                                  75,178,424
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
   YANKEE BOND (0.2%)                          (e)
   BANKS (0.2%)
   Barclays Bank PLC
      7.40%, due 12/15/09                                      450,000       476,755
                                                                        ------------
   Total Yankee Bond
      (Cost $476,346)                                                        476,755
                                                                        ------------
   Total Long-Term Corporate Bonds
      (Cost $75,878,617)                                                  75,655,179
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
   SHORT-TERM INVESTMENTS (4.5%)
   COMMERCIAL PAPER (0.8%)
   Clipper Receivables Corp.
      5.286%, due 4/4/07                       (f)             231,738       231,738
   Commonwealth Bank of Australia
   (Delaware) Finance, Inc.
      5.269%, due 4/16/07                      (f)             278,086       278,086
   Fairway Finance Corp.
      5.274%, due 4/5/07                       (f)             139,043       139,043
   Grampian Funding LLC
      5.291%, due 4/23/07                      (f)             139,043       139,043

   Liberty Street Funding Co.
      5.285%, due 4/4/07                       (f)             139,043       139,043
   Old Line Funding LLC
      5.282%, due 4/10/07                      (f)             139,043       139,043
   Paradigm Funding LLC
      5.294%, due 4/16/07                      (f)             139,043       139,043
   Park Avenue Receivables Corp.
      5.282%, due 4/12/07                      (f)             139,043       139,043
   Ranger Funding LLC
      5.287%, due 4/10/07                      (f)             231,738       231,738
                                                                        ------------
   Total Commercial Paper
      (Cost $1,575,820)                                                    1,575,820
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
   INVESTMENT COMPANY (0.4%)
   BGI Institutional Money Market Fund         (f)             665,755       665,755
                                                                        ------------
   Total Investment Company
      (Cost $665,755)                                                        665,755
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
   REPURCHASE AGREEMENT (0.1%)
   Morgan Stanley & Co. 5.54%, dated
      3/30/07 due 4/2/07 Proceeds at
      Maturity $204,024 (Collateralized by
      various Corporate Bonds, with rates
      between 0.00%-8.38% and maturity
      dates between 8/1/07-9/15/99, with a
      Principal Amount of $207,429 and a
      Market Value of $210,866)                (f)        $    203,930       203,930
                                                                        ------------
   Total Repurchase Agreement
      (Cost $203,930)                                                        203,930
                                                                        ------------
   TIME DEPOSITS (2.7%)
   Abbey National PLC
      5.30%, due 5/7/07                        (f)             370,782       370,782
   Banco Bilbao Vizcaya Argentaria S.A.
      5.305%, due 4/26/07                      (f)             231,738       231,738
   Bank of America Corp.
      5.27%, due 5/18/07                       (c)(f)          370,782       370,782
   Bank of Nova Scotia
      5.28%, due 4/16/07                       (f)             324,434       324,434
   BNP Paribas
      5.27%, due 4/9/07                        (f)             324,434       324,434
   Citigroup, Inc.
      5.375%, due 4/2/07                       (f)             278,086       278,086
   Credit Suisse First Boston Corp.
      5.275%, due 4/18/07                      (f)             370,782       370,782
   Fortis Bank
      5.27%, due 4/11/07                       (f)             370,782       370,782
   KBC Bank N.V.
      5.28%, due 6/5/07                        (f)             278,086       278,086
   Rabobank Nederland
      5.275%, due 4/9/07                       (f)             278,086       278,086
   Royal Bank of Scotland
      5.285%, due 5/8/07                       (f)             231,739       231,739
   Skandinaviska Enskilda Banken AB
      5.29%, due 5/31/07                       (f)             324,434       324,434
   Societe Generale North America, Inc.

      5.30%, due 4/4/07                        (f)             370,782       370,782
   Standard Chartered Bank
      5.28%, due 4/13/07                       (f)             370,782       370,782
   Toronto Dominion Bank, Ltd.
      5.27%, due 4/5/07                        (f)             370,782       370,782
   UBS AG
      5.27%, due 5/4/07                        (f)             370,782       370,782
                                                                        ------------
   Total Time Deposits
      (Cost $5,237,293)                                                    5,237,293
                                                                        ------------
   U.S. GOVERNMENT (0.5%)
   United States Treasury Bills
      2.514%, due 4/5/07                       (g)             100,000        99,959
      3.893%, due 4/12/07                                      800,000       798,895
                                                                        ------------
   Total U.S. Government
      (Cost $898,568)                                                        898,854
                                                                        ------------
   Total Short-Term Investments
      (Cost $8,581,366)                                                    8,581,652
                                                                        ------------
   Total Investments
      (Cost $183,966,577)                      (h)               103.2%  197,022,124(i)
   Liabilities in Excess of
      Cash and Other Assets                                       (3.2)   (6,169,016)
                                                               -------  ------------
   Net Assets                                                    100.0% $190,853,108
                                                               =======  ============

                                                                         UNREALIZED
                                                            CONTRACTS   APPRECIATION
                                                              LONG           (k)
                                                          ------------  ------------
   FUTURES CONTRACTS (0.0%)                    ++
   Standard & Poor's 500 Index
      Mini June 2007                                                 1  $        998
                                                                        ------------
   Total Futures Contracts
      (Settlement Value $71,560)               (j)                      $        998
                                                                        ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(d) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  Segregated as collateral for futures contracts.

(h)  The cost for federal income tax purposes is $184,189,802.

(i) At March 31, 2007 net unrealized appreciation was $12,832,322, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $14,078,918 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,246,596.

(j) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 59.1% of net assets.

(k) Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2007.

MAINSTAY VP BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS                            +++ March 31, 2007 unaudited

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  LONG-TERM BONDS (94.7%)                      +
  ASSET-BACKED SECURITIES (4.6%)
  AUTOMOBILE (0.2%)
  Drive Auto Receivables Trust
     Series 2005-3, Class A4
     5.09%, due 6/17/13                        (a)        $  1,000,000  $    997,605
                                                                        ------------
  CREDIT CARDS (0.5%)
  Chase Issuance Trust
     Series 2005, Class A-10
     4.65%, due 12/17/12                                     2,750,000     2,727,041
                                                                        ------------
  HOME EQUITY (3.9%)
  Ameriquest Mortgage Securities, Inc.
     Series 2003-13, Class AF6
     5.094%, due 1/25/34                                     1,977,000     1,953,866
  Chase Funding Mortgage Loan Asset-Backed
     Certificates
     Series 2002-2, Class 1A5
     5.833%, due 4/25/32                                       814,298       816,110
  Citicorp Residential Mortgage
     Securities, Inc.
     Series 2006-1, Class A3
     5.706%, due 7/25/36                                     1,000,000     1,003,751
  Citifinancial Mortgage Securities, Inc.
     Series 2003-3, Class AF5
     4.553%, due 8/25/33                                     1,000,000       978,367
  Citigroup Mortgage Loan Trust, Inc.
     Series 2006-WF2, Class A2C
     5.852%, due 5/25/36                                     1,000,000     1,004,528
  Countrywide Asset-Backed Certificates
     Series 2006-S8, Class A3
     5.555%, due 4/25/36                       (b)           2,000,000     1,990,196
     Series 2006-S5, Class A3
     5.762%, due 6/25/35                                     2,000,000     2,007,033
     Series 2007-S1, Class A3
     5.81%, due 11/25/36                       (b)           1,000,000       997,790
  Equity One ABS, Inc.
     Series 2003-4, Class AF6
     4.833%, due 10/25/34                                    1,500,000     1,483,362
  JPMorgan Mortgage Acquisition Corp.
     Series 2007-CH1, Class AF3
     5.532%, due 11/25/36                                    1,000,000     1,000,052
     Series 2007-CH2, Class AF3
     5.552%, due 1/25/37                                     1,000,000       999,145
     Series 2006-WF1, Class A6
     6.00%, due 7/25/36                                      1,000,000     1,019,639
  Morgan Stanley Mortgage Loan Trust
     Series 2006-17XS, Class A3A
     5.651%, due 10/25/46                                    2,000,000     1,986,167

  Residential Asset Mortgage Products,
     Inc.
     Series 2003-RZ5, Class A7
     4.97%, due 9/25/33                                      1,000,000       987,601
  Residential Asset Securities Corp.
     Series 2003-KS9, Class AI6
     4.71%, due 11/25/33                                     1,180,667     1,150,752
  Saxon Asset Securities Trust
     Series 2003-1, Class AF5
     4.955%, due 6/25/33                                     1,357,771     1,346,429
                                                                        ------------
                                                                          20,724,788
                                                                        ------------
  Total Asset-Backed Securities
     (Cost $24,484,589)                                                   24,449,434
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  CORPORATE BONDS (29.4%)
  AEROSPACE & DEFENSE (0.5%)
  Northrop Grumman Space & Mission Systems
     Corp.
     Series D
     6.38%, due 5/19/08                                      1,600,000     1,610,933
  Raytheon Co.
     6.40%, due 12/15/18                                     1,175,000     1,268,544
                                                                        ------------
                                                                           2,879,477
                                                                        ------------
  AUTO MANUFACTURERS (0.2%)
  DaimlerChrysler N.A. Holding Corp.
     8.00%, due 6/15/10                                      1,000,000     1,079,517
                                                                        ------------
  BANKS (3.2%)
  Bank of America Corp.
     5.42%, due 3/15/17                        (a)           2,000,000     1,979,234
     5.75%, due 8/15/16                                      1,000,000     1,017,269
  Keybank N.A.
     5.45%, due 3/3/16                                       1,000,000     1,000,249
  Mellon Financial Corp.
     6.40%, due 5/14/11                                      1,125,000     1,179,137
  Mercantile-Safe Deposit & Trust Co.
     5.70%, due 11/15/11                                       750,000       767,159
  National City Bank
     4.625%, due 5/1/13                                      1,000,000       976,477
  National City Corp.
     3.20%, due 4/1/08                                       1,000,000       979,914
  Popular North America, Inc.
     5.20%, due 12/12/07                                     3,000,000     2,995,662
  SunTrust Bank
     5.20%, due 1/17/17                                        875,000       858,039
  Wachovia Bank N.A.
     4.875%, due 2/1/15                                      1,650,000     1,591,201
  Wells Fargo & Co.
     6.375%, due 8/1/11                                      1,000,000     1,046,927
  Wells Fargo Bank N.A.
     5.75%, due 5/16/16                                      1,500,000     1,539,574
     5.95%, due 8/26/36                                      1,250,000     1,264,152
                                                                        ------------
                                                                          17,194,994
                                                                        ------------
  BEVERAGES (0.4%)
  Coca-Cola Enterprises, Inc.
     6.75%, due 1/15/38                                      2,000,000     2,200,200
                                                                        ------------

  BUILDING MATERIALS (0.2%)
  Masco Corp.
     5.75%, due 10/15/08                                       925,000       929,338
                                                                        ------------
  COMMERCIAL SERVICES (0.1%)
  McKesson Corp.
     5.25%, due 3/1/13                                         375,000       373,857
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (5.0%)
  American General Finance Corp.
     5.375%, due 9/1/09                                      1,000,000     1,004,584
  Associates Corp. of North America
     6.95%, due 11/1/18                                      2,000,000     2,233,040
  Capital One Bank
     4.25%, due 12/1/08                                      1,000,000       984,410
  CIT Group, Inc.
     5.65%, due 2/13/17                                      1,000,000       987,712
  Countrywide Financial Corp.
     6.25%, due 5/15/16                                      1,250,000     1,260,030
  Erac USA Finance Co.
     6.80%, due 2/15/08                        (a)             485,000       488,652
  General Electric Capital Corp.
     6.00%, due 6/15/12                                      3,500,000     3,636,619
  Goldman Sachs Group, Inc. (The)
     5.70%, due 9/1/12                                       2,000,000     2,034,942
  HSBC Finance Corp.
     4.75%, due 7/15/13                                      4,750,000     4,588,310
  JPMorgan Chase & Co.
     4.60%, due 1/17/11                                      2,000,000     1,960,558
  Lehman Brothers Holdings, Inc.
     5.75%, due 7/18/11                                        725,000       739,884
  Morgan Stanley
     Series E
     5.45%, due 1/9/17                                       2,200,000     2,163,814
     6.75%, due 4/15/11                                      2,000,000     2,115,350
  Pricoa Global Funding I
     4.625%, due 6/25/12                       (a)           2,700,000     2,614,837
                                                                        ------------
                                                                          26,812,742
                                                                        ------------
  ELECTRIC (4.3%)
  Arizona Public Service Co.
     5.50%, due 9/1/35                                       1,275,000     1,137,583
  Carolina Power & Light Co.
     6.125%, due 9/15/33                                       500,000       508,815
  Cleveland Electric Illuminating Co.
     (The)
     5.65%, due 12/15/13                                     1,000,000     1,001,009
     5.70%, due 4/1/17                                       3,525,000     3,503,797
  Consumers Energy Co.
     Series C
     4.25%, due 4/15/08                                        210,000       207,797
  Dominion Resources, Inc.
     Series D
     5.125%, due 12/15/09                                    4,225,000     4,226,462
  Niagara Mohawk Power Corp.
     7.75%, due 10/1/08                                        750,000       776,365
  Pacific Gas & Electric Co.
     5.80%, due 3/1/37                                       1,300,000     1,253,321
     6.05%, due 3/1/34                                         500,000       501,223

  Pepco Holdings, Inc.
     6.45%, due 8/15/12                                      2,125,000     2,223,615
  Public Service Co. of New Mexico
     4.40%, due 9/15/08                                        500,000       493,789
  Public Service Electric & Gas Co.
     6.375%, due 5/1/08                                      3,125,000     3,155,656
  TXU Electric Delivery Co.
     5.725%, due 9/16/08                       (a)(b)        4,000,000     3,999,400
                                                                        ------------
                                                                          22,988,832
                                                                        ------------
  FOOD (2.4%)
  Corn Products International, Inc.
     8.25%, due 7/15/07                                      4,200,000     4,227,846
  Delhaize America, Inc.
     8.125%, due 4/15/11                                     1,000,000     1,093,831
  General Mills, Inc.
     5.70%, due 2/15/17                                      2,000,000     2,005,692
  Kellogg Co.
     Series B
     6.60%, due 4/1/11                                       2,000,000     2,101,956
  Kroger Co. (The)
     7.70%, due 6/1/29                                       1,000,000     1,088,810
  Safeway, Inc.
     6.50%, due 3/1/11                                       2,125,000     2,207,805
                                                                        ------------
                                                                          12,725,940
                                                                        ------------
  GAS (0.2%)
  Atmos Energy Corp.
     4.00%, due 10/15/09                                     1,000,000       970,308
                                                                        ------------
  HOME BUILDERS (0.2%)
  Lennar Corp.
     Series B
     5.125%, due 10/1/10                                     1,100,000     1,077,538
                                                                        ------------
  INSURANCE (1.9%)
  American International Group, Inc.
     6.25%, due 5/1/36                                       2,000,000     2,099,262
  ASIF Global Financing XVIII
     3.85%, due 11/26/07                       (a)           1,575,000     1,559,844
  CIGNA Corp.
     7.00%, due 1/15/11                                        500,000       528,332
  Hartford Financial Services Group, Inc.
     (The)
     5.55%, due 8/16/08                                      2,000,000     2,008,560
  Principal Financial Group, Inc.
     6.05%, due 10/15/36                                     1,250,000     1,263,770
  Principal Life Income Funding Trust
     5.20%, due 11/15/10                                     1,000,000     1,005,769
  Prudential Financial, Inc.
     5.70%, due 12/14/36                                     1,750,000     1,675,114
                                                                        ------------
                                                                          10,140,651
                                                                        ------------
  LODGING (0.2%)
  Harrah's Operating Co., Inc.
     5.625%, due 6/1/15                                      1,000,000       862,500
                                                                        ------------
  MEDIA (1.1%)
  Belo Corp.
     8.00%, due 11/1/08                                      3,000,000     3,110,559

  Comcast Cable Communications Holdings,
     Inc.
     8.375%, due 3/15/13                                     2,100,000     2,401,493
  Walt Disney Co. (The)
     7.00%, due 3/1/32                                         500,000       573,434
                                                                        ------------
                                                                           6,085,486
                                                                        ------------
  MISCELLANEOUS - MANUFACTURING (0.8%)
  3M Co.
     5.70%, due 3/15/37                                      2,000,000     1,971,776
  Parker Hannifin Corp.
     7.30%, due 5/15/11                                      2,000,000     2,153,312
                                                                        ------------
                                                                           4,125,088
                                                                        ------------
  OIL & GAS (1.1%)
  El Paso Natural Gas Co.
     5.95%, due 4/15/17                        (a)           2,500,000     2,509,300
  Enterprise Products Operating, L.P.
     Series B
     6.875%, due 3/1/33                                      1,725,000     1,816,577
  Motiva Enterprises LLC
     5.20%, due 9/15/12                        (a)             600,000       597,064
  Pemex Project Funding Master Trust
     Series Reg S
     5.75%, due 12/15/15                                       875,000       876,750
                                                                        ------------
                                                                           5,799,691
                                                                        ------------
  PHARMACEUTICALS (0.6%)
  Bristol-Myers Squibb Co.
     5.875%, due 11/15/36                                    2,000,000     1,960,002
  Eli Lilly & Co.
     4.50%, due 3/15/18                                      1,500,000     1,377,307
                                                                        ------------
                                                                           3,337,309
                                                                        ------------
  PIPELINES (0.3%)
  Duke Capital LLC
     7.50%, due 10/1/09                                      1,476,000     1,552,923
                                                                        ------------
  REAL ESTATE (0.2%)
  Regency Centers, L.P.
     7.95%, due 1/15/11                                        750,000       813,568
                                                                        ------------
  REAL ESTATE INVESTMENT TRUSTS (2.6%)
  Archstone-Smith Operating Trust
     5.25%, due 5/1/15                                         500,000       493,623
  AvalonBay Communities, Inc.
     6.625%, due 9/15/11                                     1,000,000     1,055,102
  Federal Realty Investment Trust
     5.65%, due 6/1/16                                       1,000,000     1,000,836
  Hospitality Properties Trust
     5.125%, due 2/15/15                                     1,000,000       960,473
  Liberty Property, L.P.
     8.50%, due 8/1/10                                         500,000       548,538
  New Plan Excel Realty Trust
     4.50%, due 2/1/11                                       2,000,000     1,932,834
     5.25%, due 9/15/15                                        500,000       481,570
  ProLogis
     5.625%, due 11/15/16                                      500,000       503,783
  Rouse Co. (The)
     3.625%, due 3/15/09                                     1,000,000       953,347

  Simon Property Group, L.P.
     5.25%, due 12/1/16                                      3,000,000     2,935,407
  United Dominion Realty Trust, Inc.
     4.30%, due 7/1/07                                       1,000,000       997,158
  Weingarten Realty Investors
     7.00%, due 7/15/11                                      2,000,000     2,139,940
                                                                        ------------
                                                                          14,002,611
                                                                        ------------
  RETAIL (1.4%)
  Federated Department Stores, Inc.
     6.30%, due 4/1/09                                       1,000,000     1,020,184
  Federated Retail Holdings, Inc.
     5.35%, due 3/15/12                                      1,015,000     1,012,343
  Home Depot, Inc.
     5.875%, due 12/16/36                                    2,400,000     2,288,222
  J.C. Penney Co., Inc.
     8.00%, due 3/1/10                                         420,000       449,838
  Lowe's Cos., Inc.
     5.80%, due 10/15/36                                     1,900,000     1,814,863
  Yum! Brands, Inc.
     8.875%, due 4/15/11                                     1,000,000     1,122,801
                                                                        ------------
                                                                           7,708,251
                                                                        ------------
  SAVINGS & LOANS (0.1%)
  Washington Mutual Bank
     5.95%, due 5/20/13                                        500,000       510,271
                                                                        ------------
  TELECOMMUNICATIONS (2.0%)
  CenturyTel, Inc.
     Series F
     6.30%, due 1/15/08                                      3,092,000     3,113,428
  SBC Communications, Inc.
     5.10%, due 9/15/14                                      1,500,000     1,465,478
     5.875%, due 2/1/12                                      2,500,000     2,565,735
  Sprint Capital Corp.
     8.375%, due 3/15/12                                     1,250,000     1,394,661
     8.75%, due 3/15/32                                      1,750,000     2,064,158
                                                                        ------------
                                                                          10,603,460
                                                                        ------------
  TRUCKING & LEASING (0.4%)
  TTX Co.
     5.00%, due 4/1/12                         (a)           2,050,000     2,018,065
                                                                        ------------
  Total Corporate Bonds
     (Cost $157,464,753)                                                 156,792,617
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  FOREIGN BONDS (2.8%)
  BANKS (0.1%)
  Nordea Bank Sweden AB
     5.25%, due 11/30/12                       (a)             800,000       798,008
                                                                        ------------
  BEVERAGES (0.4%)
  Diageo Capital PLC
     5.125%, due 1/30/12                                     2,350,000     2,338,565
                                                                        ------------

  INVESTMENT COMPANY (0.3%)
  Temasek Financial I, Ltd.
     4.50%, due 9/21/15                        (a)           1,750,000     1,663,494
                                                                        ------------
  MEDIA (0.2%)
  Thomson Corp. (The)
     5.75%, due 2/1/08                                       1,000,000     1,003,917
                                                                        ------------
  REAL ESTATE (0.4%)
  Westfield Capital Corp., Ltd./WT Finance
     Aust Pty, Ltd./WEA Finance LLC
     4.375%, due 11/15/10                      (a)           2,000,000     1,947,518
                                                                        ------------
  REGIONAL GOVERNMENT (0.8%)
  Province of Ontario
     5.50%, due 10/1/08                                      4,000,000     4,026,104
                                                                        ------------
  TELECOMMUNICATIONS (0.6%)
  Telecom Italia Capital S.A.
     4.00%, due 1/15/10                                        375,000       362,300
  Telefonica Europe B.V.
     7.75%, due 9/15/10                                        500,000       538,781
  Vodafone Group PLC
     7.75%, due 2/15/10                                      2,000,000     2,134,774
                                                                        ------------
                                                                           3,035,855
                                                                        ------------
  Total Foreign Bonds
     (Cost $14,850,471)                                                   14,813,461
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  MORTGAGE-BACKED SECURITIES (8.3%)
  COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
     MORTGAGE OBLIGATIONS) (8.3%)
  Banc of America Commercial Mortgage,
     Inc.
     Series 2006-6, Class A2
     5.309%, due 10/10/45                                    3,500,000     3,520,924
     Series 2006-4, Class A3A
     5.60%, due 7/10/46                                      1,000,000     1,017,720
     Series 2006-2, Class AAB
     5.912%, due 5/10/45                       (b)           2,000,000     2,056,750
  Banc of America Funding Corp.
     Series 2006-7, Class T2A3
     5.695%, due 10/25/36                                    1,000,000     1,001,909
  Bear Stearns Adjustable Rate Mortgage
     Trust
     Series 2005-8, Class A4
     5.093%, due 8/25/35                       (a)(b)          500,000       489,581
  Bear Stearns Commercial Mortgage
     Securities
     Series 2006-PW13, Class A3
     5.518%, due 9/11/41                                     1,000,000     1,012,867
     Series 2006-PW13, Class A4
     5.54%, due 9/11/41                                      1,000,000     1,011,785
     Series 2006-PW11, Class A3
     5.625%, due 3/11/39                       (b)           1,000,000     1,013,896
     Series 2006-PW11, Class A4
     5.625%, due 3/11/39                       (b)           1,500,000     1,520,013
     Series 2006-PW11, Class AM
     5.625%, due 3/11/39                       (b)             500,000       505,572
     Series 2006-PW12, Class AAB
     5.87%, due 9/11/38                        (b)           1,000,000     1,026,220

  Credit Suisse Mortgage Capital
     Certificates
     Series 2006-C1, Class AM
     5.555%, due 2/15/39                       (b)           5,000,000     5,067,037
  Credit-Based Asset Servicing and
     Securitization LLC
     Series 2007-CB2, Class A2C
     5.623%, due 2/25/37                                     1,000,000     1,001,345
  JPMorgan Chase Commercial Mortgage
     Securities Corp.
     Series 2006-CB17, Class A4
     5.429%, due 12/12/43                                    2,500,000     2,506,351
     Series 2006-CB16, Class A3B
     5.579%, due 5/12/45                                     1,000,000     1,013,740
  LB-UBS Commercial Mortgage Trust
     Series 2006-C4, Class AAB
     5.874%, due 6/15/32                       (b)           1,225,000     1,271,678
  Merrill Lynch Mortgage Trust
     Series 2005-MKB2, Class A4
     5.204%, due 9/12/42                       (b)           1,000,000       991,337
     Series 2005-LC1, Class A3
     5.289%, due 1/12/44                       (b)           2,500,000     2,506,863
  Morgan Stanley Capital I
&    Series 2004-HQ3, Class A4
     4.80%, due 1/13/41                                     10,000,000     9,736,261
     Series 2006-HQ9, Class AM
     5.773%, due 7/12/44                       (b)           1,000,000     1,025,845
  Structured Adjustable Rate Mortgage
     Loan Trust
     Series 2006-8, Class 4A3
     5.741%, due 9/25/36                       (b)           1,000,000       996,576
  TBW Mortgage Backed Pass Through
     Certificates
     Series 2006-6, Class A2B
     5.66%, due 1/25/37                                      2,000,000     1,992,160
  Wachovia Bank Commercial Mortgage Trust
     Series 2006-C29, Class AM
     5.339%, due 11/15/48                                    2,000,000     1,983,879
                                                                        ------------
  Total Mortgage-Backed Securities
     (Cost $43,888,997)                                                   44,270,309
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  U.S. GOVERNMENT & FEDERAL AGENCIES
     (49.0%)
  FEDERAL HOME LOAN BANK (2.8%)
&    3.625%, due 11/14/08                                   10,000,000     9,803,390
     3.75%, due 8/15/07                                      5,000,000     4,972,535
                                                                        ------------
                                                                          14,775,925
                                                                        ------------
  FEDERAL HOME LOAN BANK (COLLATERALIZED
     MORTGAGE OBLIGATION) (0.8%)
     Series VN-2015, Class A
     5.46%, due 11/27/15                                     4,301,960     4,332,881
                                                                        ------------
  FEDERAL HOME LOAN MORTGAGE
     CORPORATION (0.3%)
     5.50%, due 9/25/13                                      1,500,000     1,499,037
                                                                        ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION
     (MORTGAGE PASS-THROUGH
     SECURITIES) (15.4%)
     4.00%, due 8/1/20                                       1,700,000     1,605,338
     4.00%, due 2/1/21                                       1,000,000       944,316

&    4.50%, due 8/1/20                                       7,276,422     7,045,631
     4.50%, due 11/1/20                                        874,261       846,531
     4.50%, due 3/1/21                                       1,803,850     1,746,636
     4.50%, due 4/1/21                                         180,849       175,077
     4.50%, due 11/1/21                                      1,072,828     1,038,586
     4.50%, due 5/1/35                                         224,424       211,056
     4.50%, due 8/1/35                                         461,831       434,321
     4.50%, due 10/1/35                                        486,277       457,310
     5.00%, due 10/1/20                                      1,713,884     1,690,955
     5.00%, due 12/1/20                                      5,320,299     5,249,121
     5.00%, due 1/1/21                                         882,435       870,282
     5.00%, due 5/1/21                                       1,556,354     1,535,533
&    5.00%, due 10/1/36                                     14,606,958    14,117,000
&    5.00%, due 3/1/37                                      16,300,000    15,751,743
&    5.433%, due 1/1/36                        (b)           6,443,116     6,441,479
     5.50%, due 12/1/18                                      1,456,300     1,462,922
     5.50%, due 9/1/21                                       2,708,239     2,713,963
     5.50%, due 1/1/36                                         210,762       208,766
     5.50%, due 10/1/36                                        973,789       963,609
     5.50%, due 12/1/36                                        495,469       490,289
     5.612%, due 1/1/37                        (b)           2,703,884     2,707,782
     6.00%, due 8/1/21                                       2,339,555     2,378,492
     6.00%, due 1/1/37                                       5,935,266     5,983,084
     6.50%, due 7/1/17                                         219,559       224,890
     6.50%, due 11/1/35                                      1,006,431     1,031,128
     6.50%, due 1/1/36                                         769,339       785,065
     6.50%, due 9/1/36                                       2,000,000     2,039,622
     7.00%, due 1/1/33                                       1,316,072     1,365,599
                                                                        ------------
                                                                          82,516,126
                                                                        ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     (0.4%)
     5.25%, due 8/1/12                                       2,000,000     2,022,978
                                                                        ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     (MORTGAGE PASS-THROUGH SECURITIES)
     (15.7%)
     4.00%, due 10/1/20                                            981           926
     4.50%, due 12/1/19                                         12,982        12,585
     4.50%, due 9/1/20                                         118,100       114,342
     4.50%, due 9/1/35                                       2,894,111     2,721,149
     5.00%, due 1/1/21                                         443,501       437,528
     5.00%, due 1/1/22                                         595,396       587,126
     5.00%, due 5/1/36                                       3,056,188     2,952,658
     5.39%, due 1/1/36                         (b)           1,910,180     1,903,920
     5.50%, due 5/1/16                                         938,338       943,902
     5.50%, due 6/1/35                                       3,744,367     3,709,024
     5.50%, due 7/1/35                                       3,593,086     3,559,172
&    5.50%, due 8/1/35                                       9,047,633     8,962,234
     5.50%, due 10/1/35                                      1,420,718     1,407,308
&    5.50%, due 11/1/35                                     11,670,999    11,560,841
     5.50%, due 12/1/35                                      1,802,669     1,785,654
     5.50%, due 5/1/36                                       1,900,340     1,880,521
     5.50%, due 8/1/36                                       2,390,422     2,365,492
     5.50%, due 10/1/36                                      3,383,397     3,348,110
     5.50%, due 12/1/36                                      1,467,382     1,452,078
     5.50%, due 3/1/37                                       1,999,800     1,978,781
     5.554%, due 1/1/37                        (b)           2,131,242     2,130,593
     5.959%, due 7/1/36                        (b)             976,800       982,967
     6.00%, due 2/1/14                                         410,785       418,470

     6.00%, due 1/1/36                                       5,143,424     5,181,699
     6.00%, due 6/1/36                                       4,726,109     4,761,239
     6.00%, due 7/1/36                                       1,789,058     1,802,356
     6.00%, due 8/1/36                                       2,580,293     2,599,473
     6.00%, due 9/1/36                                       3,583,065     3,609,699
     6.00%, due 10/15/36                                       959,101       971,622
     6.00%, due 11/1/36                                      1,902,215     1,916,354
     6.50%, due 11/1/09                                        182,684       183,525
     6.50%, due 10/1/27                                         13,860        14,223
     6.50%, due 1/1/28                                         248,055       255,941
     6.50%, due 7/1/35                                         577,301       589,278
     6.50%, due 3/1/36                                         807,879       824,138
     6.50%, due 9/1/36                                       4,175,247     4,259,277
     6.50%, due 12/1/36                                        999,032     1,019,138
     7.00%, due 4/1/37                         TBA (c)         600,000       618,750
     7.50%, due 7/1/28                                         163,848       171,861
                                                                        ------------
                                                                          83,993,954
                                                                        ------------
  FREDDIE MAC (COLLATERALIZED MORTGAGE
     OBLIGATION) (0.5%)
     Series R005, Class AB
     5.50%, due 12/15/18                                     2,574,971     2,581,032
                                                                        ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     (COLLATERALIZED MORTGAGE OBLIGATION)
     (2.4%)
     Series 2003-96, Class C
     4.396%, due 1/16/24                                     3,000,000     2,946,576
     Series 2005-87, Class B
     5.116%, due 1/16/28                       (b)           5,000,000     4,987,869
     Series 2002-35, Class D
     6.279%, due 1/16/27                       (b)           5,000,000     5,215,819
                                                                        ------------
                                                                          13,150,264
                                                                        ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     (MORTGAGE PASS-THROUGH SECURITIES)
     (2.9%)
     5.00%, due 9/15/35                                      3,418,261     3,327,932
     5.50%, due 7/15/35                                      1,622,842     1,614,915
     5.50%, due 8/15/35                                        746,401       742,755
     5.50%, due 5/15/36                                        957,467       952,321
     5.50%, due 7/15/36                                      2,399,448     2,386,551
     5.50%, due 11/15/36                                       995,975       990,622
     6.00%, due 1/15/36                                      2,419,513     2,451,099
     6.00%, due 4/15/36                                        999,901     1,012,954
     6.50%, due 1/15/36                                      1,172,229     1,202,688
     6.50%, due 3/15/36                                        665,199       682,483
     7.00%, due 7/15/31                                        139,324       145,690
                                                                        ------------
                                                                          15,510,010
                                                                        ------------
  UNITED STATES TREASURY BONDS (2.1%)
     4.50%, due 2/15/36                        (d)           4,900,000     4,619,779
     5.375%, due 2/15/31                       (d)           5,000,000     5,330,470
     6.25%, due 8/15/23                                      1,000,000     1,148,047
                                                                        ------------
                                                                          11,098,296
                                                                        ------------
  UNITED STATES TREASURY NOTES (5.7%)
     4.625%, due 11/30/08                                    3,925,000     3,922,241
     4.625%, due 2/29/12                       (d)           4,985,000     5,003,499
&    4.625%, due 2/15/17                       (d)           9,140,000     9,121,437
     4.75%, due 2/15/10                                      3,615,000     3,635,616
&    4.875%, due 4/30/08                                     8,725,000     8,723,979
                                                                        ------------
                                                                          30,406,772
                                                                        ------------
  Total U.S. Government & Federal
     Agencies
     (Cost $261,372,001)                                                 261,887,275
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  YANKEE BONDS (0.6%)                          (e)
  BEVERAGES (0.3%)
  Molson Coors Capital Finance ULC
     4.85%, due 9/22/10                                      1,500,000     1,478,000
                                                                        ------------
  INSURANCE (0.3%)
     ACE, Ltd.
     6.00%, due 4/1/07                                       1,750,000     1,750,000
                                                                        ------------
  Total Yankee Bonds
     (Cost $3,235,109)                                                     3,228,000
                                                                        ------------
  Total Long-Term Bonds
     (Cost $505,295,920)                                                 505,441,096
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (8.6%)
  COMMERCIAL PAPER (5.6%)
     Clipper Receivables Corp.
     5.286%, due 4/4/07                        (f)             619,690       619,690
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                       (f)             743,628       743,628
  Countrywide Financial Corp.
     5.47%, due 4/2/07                                      15,665,000    15,662,620
  Fairway Finance Corp.
     5.274%, due 4/5/07                        (f)             371,814       371,814
  Grampian Funding LLC
     5.291%, due 4/23/07                       (f)             371,814       371,814
  Liberty Street Funding Co.
     5.285%, due 4/4/07                        (f)             371,814       371,814
  NSTAR Electric Co.
     5.24%, due 4/17/07                                     10,000,000     9,976,711
  Old Line Funding LLC
     5.282%, due 4/10/07                       (f)             371,814       371,814
  Paradigm Funding LLC
     5.294%, due 4/16/07                       (f)             371,814       371,814
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                       (f)             371,814       371,814
  Ranger Funding LLC
     5.287%, due 4/10/07                       (f)             619,690       619,690
                                                                        ------------
  Total Commercial Paper
     (Cost $29,853,223)                                                   29,853,223
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (0.3%)
  BGI Institutional Money Market Fund          (f)           1,780,289     1,780,289
                                                                        ------------
  Total Investment Company
     (Cost $1,780,289)                                                     1,780,289
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $545,579 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $554,683 and a
     Market Value of $563,874)                 (f)        $    545,327       545,327
                                                                        ------------
  Total Repurchase Agreement
     (Cost $545,327)                                                         545,327
                                                                        ------------
  TIME DEPOSITS (2.6%)
  Abbey National PLC
     5.30%, due 5/7/07                         (f)             991,503       991,503
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                       (f)             619,690       619,690
  Bank of America Corp.
     5.27%, due 5/18/07                        (b)(f)          991,503       991,503
  Bank of Nova Scotia
     5.28%, due 4/16/07                        (f)             867,565       867,565
  BNP Paribas
     5.27%, due 4/9/07                         (f)             867,565       867,565
  Citigroup, Inc.
     5.375%, due 4/2/07                        (f)             743,628       743,628
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                       (f)             991,503       991,503
  Fortis Bank
     5.27%, due 4/11/07                        (f)             991,503       991,503
  KBC Bank N.V.
     5.28%, due 6/5/07                         (f)             743,628       743,628
  Rabobank Nederland
     5.275%, due 4/9/07                        (f)             743,628       743,628
  Royal Bank of Scotland
     5.285%, due 5/8/07                        (f)             619,690       619,690
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                        (f)             867,565       867,565
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                         (f)             991,503       991,503
  Standard Chartered Bank
     5.28%, due 4/13/07                        (f)             991,503       991,503
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                         (f)             991,503       991,503
  UBS AG
     5.27%, due 5/4/07                         (f)             991,503       991,503
                                                                        ------------
  Total Time Deposits
     (Cost $14,004,983)                                                   14,004,983
                                                                        ------------
  Total Short-Term Investments
     (Cost $46,183,822)                                                   46,183,822
                                                                        ------------
  Total Investments
     (Cost $551,479,742)                       (g)               103.3%  551,624,918(h)
  Liabilities in Excess of
     Cash and Other Assets                                        (3.3)  (17,767,199)
                                                          ------------  ------------
  Net Assets                                                     100.0% $533,857,719
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2007 is $618,750.

(d)  Represents a security, or a portion thereof, which is out on loan.

(e) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  The cost for federal income tax purposes is $551,517,956.

(h) At March 31, 2007 net unrealized appreciation was $106,962, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,035,401 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,928,439.

MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES         VALUE
                                                          ------------  ------------
  COMMON STOCKS (98.3%)                        +
  AEROSPACE & DEFENSE (2.1%)
& Precision Castparts Corp.                                    153,600  $ 15,982,080
                                                                        ------------
  AUTOMOBILES (1.5%)
  Harley-Davidson, Inc.                        (a)             200,700    11,791,125
                                                                        ------------
  BIOTECHNOLOGY (3.4%)
  Celgene Corp.                                (a)(b)          241,700    12,679,582
  Genentech, Inc.                              (b)             170,200    13,976,824
                                                                        ------------
                                                                          26,656,406
                                                                        ------------
  CAPITAL MARKETS (5.4%)
  Goldman Sachs Group, Inc. (The)                               71,800    14,836,034
  Merrill Lynch & Co., Inc.                                    163,700    13,369,379
  Morgan Stanley                                               175,700    13,838,132
                                                                        ------------
                                                                          42,043,545
                                                                        ------------
  COMMERCIAL SERVICES & SUPPLIES (3.1%)
  Manpower, Inc.                                               167,500    12,356,475
  Robert Half International, Inc.              (a)             322,800    11,946,828
                                                                        ------------
                                                                          24,303,303
                                                                        ------------
  COMMUNICATIONS EQUIPMENT (1.8%)
  Cisco Systems, Inc.                          (b)             543,000    13,862,790
                                                                        ------------
  COMPUTERS & PERIPHERALS (5.3%)
& Apple, Inc.                                  (b)             168,700    15,673,917
  Hewlett-Packard Co.                                          347,400    13,944,636
  Network Appliance, Inc.                      (b)             323,200    11,803,264
                                                                        ------------
                                                                          41,421,817
                                                                        ------------
  CONSUMER FINANCE (1.0%)
  First Marblehead Corp. (The)                 (a)             180,200     8,089,178
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (1.7%)
  IntercontinentalExchange, Inc.               (a)(b)          106,000    12,954,260
                                                                        ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
     (2.0%)
& AT&T, Inc.                                                   400,300    15,783,829
                                                                        ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS
     (1.5%)
  Amphenol Corp. Class A                                       185,900    12,003,563
                                                                        ------------
  ENERGY EQUIPMENT & SERVICES (10.0%)
  Baker Hughes, Inc.                                           191,700    12,677,121
  Cameron International Corp.                  (a)(b)          204,200    12,821,718

  ENSCO International, Inc.                    (a)             214,300    11,657,920
  Halliburton Co.                              (a)             422,900    13,422,846
  National-Oilwell Varco, Inc.                 (a)(b)          196,700    15,301,293
  Smith International, Inc.                    (a)             265,200    12,742,860
                                                                        ------------
                                                                          78,623,758
                                                                        ------------
  HEALTH CARE PROVIDERS & SERVICES (1.6%)
  Humana, Inc.                                 (b)             210,800    12,230,616
                                                                        ------------
  INDEPENDENT POWER PRODUCERS & ENERGY
     TRADERS (1.9%)
  NRG Energy, Inc.                             (a)(b)          203,800    14,681,752
                                                                        ------------
  INSURANCE (1.5%)
  Assurant, Inc.                               (a)             222,000    11,905,860
                                                                        ------------
  INTERNET SOFTWARE & SERVICES (3.5%)
  Akamai Technologies, Inc.                    (a)(b)          269,400    13,448,448
  Google, Inc. Class A                         (b)              31,100    14,248,776
                                                                        ------------
                                                                          27,697,224
                                                                        ------------
  IT SERVICES (1.6%)
  Cognizant Technology Solutions Corp.
     Class A                                   (b)             139,000    12,269,530
                                                                        ------------
  LIFE SCIENCES TOOLS & SERVICES (2.0%)
& Thermo Fisher Scientific, Inc.               (a)(b)          336,000    15,708,000
                                                                        ------------
  MEDIA (3.3%)
  Comcast Corp. Class A                        (b)             507,150    13,160,543
  DIRECTV Group, Inc. (The)                    (b)             550,600    12,702,342
                                                                        ------------
                                                                          25,862,885
                                                                        ------------
  METALS & MINING (4.4%)
& Allegheny Technologies, Inc.                                 146,800    15,662,092
& Southern Copper Corp.                        (a)             265,500    19,025,730
                                                                        ------------
                                                                          34,687,822
                                                                        ------------
  MULTILINE RETAIL (5.8%)
  J.C. Penney Co., Inc.                                        185,000    15,199,600
& Kohl's Corp.                                 (b)             209,100    16,019,151
  Nordstrom, Inc.                                              265,700    14,066,158
                                                                        ------------
                                                                          45,284,909
                                                                        ------------
  MULTI-UTILITIES (1.5%)
  CenterPoint Energy, Inc.                     (a)             663,700    11,906,778
                                                                        ------------
  OIL, GAS & CONSUMABLE FUELS (4.9%)
  ExxonMobil Corp.                                             106,300     8,020,335
  Williams Cos., Inc.                                          529,200    15,061,032
  XTO Energy, Inc.                                             280,900    15,396,129
                                                                        ------------
                                                                          38,477,496
                                                                        ------------
  PHARMACEUTICALS (2.0%)
  Schering-Plough Corp.                                        597,100    15,232,021
                                                                        ------------
  ROAD & RAIL (1.8%)
  Norfolk Southern Corp.                                       284,600    14,400,760
                                                                        ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     (5.2%)
  Applied Materials, Inc.                      (a)             775,600    14,208,992
& MEMC Electronic Materials, Inc.              (b)             264,500    16,023,410
  NVIDIA Corp.                                 (b)             375,900    10,818,402
                                                                        ------------
                                                                          41,050,804
                                                                        ------------
  SOFTWARE (5.9%)
  BMC Software, Inc.                           (b)             377,900    11,635,541
& Microsoft Corp.                                              707,800    19,726,386
  Oracle Corp.                                 (b)             834,900    15,136,737
                                                                        ------------
                                                                          46,498,664
                                                                        ------------
  SPECIALTY RETAIL (8.8%)
  Abercrombie & Fitch Co. Class A                              154,500    11,692,560
  American Eagle Outfitters, Inc.                              392,000    11,756,080
  AutoZone, Inc.                               (b)             103,100    13,211,234
  CarMax, Inc.                                 (b)             299,600     7,352,184
  Limited Brands, Inc.                                         451,000    11,753,060
  TJX Cos., Inc.                                               478,800    12,908,448
                                                                        ------------
                                                                          68,673,566
                                                                        ------------
  TEXTILES, APPAREL & LUXURY GOODS (3.8%)
& Coach, Inc.                                  (b)             333,100    16,671,655
  Polo Ralph Lauren Corp.                                      151,300    13,337,095
                                                                        ------------
                                                                          30,008,750
                                                                        ------------

  Total Common Stocks
     (Cost $686,186,216)                                                 770,093,091
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (17.8%)
  COMMERCIAL PAPER (5.0%)
  Clipper Receivables Corp.
     5.286%, due 4/4/07                        (c)        $  3,799,166     3,799,166
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                       (c)           4,559,000     4,559,000
  Fairway Finance Corp.
     5.274%, due 4/5/07                        (c)           2,279,500     2,279,500
  Grampian Funding LLC
     5.291%, due 4/23/07                       (c)           2,279,500     2,279,500
  Liberty Street Funding Co.
     5.285%, due 4/4/07                        (c)           2,279,500     2,279,500
  Old Line Funding LLC
     5.282%, due 4/10/07                       (c)           2,279,500     2,279,500
  Paradigm Funding LLC
     5.294%, due 4/16/07                       (c)           2,279,500     2,279,500
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                       (c)           2,279,500     2,279,500
  Prudential Funding LLC
     5.37%, due 4/2/07                                       6,680,000     6,679,003
  Ranger Funding LLC
     5.287%, due 4/10/07                       (c)           3,799,166     3,799,166
  Toyota Motor Credit Corp.
     5.26%, due 4/11/07                                      6,950,000     6,939,846
                                                                        ------------
  Total Commercial Paper
     (Cost $39,453,181)                                                   39,453,181
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (1.4%)
  BGI Institutional Money Market Fund          (c)          10,914,521    10,914,521
                                                                        ------------
  Total Investment Company
     (Cost $10,914,521)                                                   10,914,521
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.4%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $3,344,811 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $3,400,628 and a
     Market Value of $3,456,974)               (c)        $  3,343,266     3,343,266
                                                                        ------------
  Total Repurchase Agreement
    (Cost $3,343,266)                                                      3,343,266
                                                                        ------------
  TIME DEPOSITS (11.0%)
  Abbey National PLC
     5.30%, due 5/7/07                         (c)           6,078,666     6,078,666
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                       (c)           3,799,166     3,799,166
  Bank of America Corp.
     5.27%, due 5/18/07                        (c)(d)        6,078,666     6,078,666
  Bank of Nova Scotia
     5.28%, due 4/16/07                        (c)           5,318,834     5,318,834
  BNP Paribas
     5.27%, due 4/9/07                         (c)           5,318,834     5,318,834
  Citigroup, Inc.
     5.375%, due 4/2/07                        (c)           4,559,000     4,559,000
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                       (c)           6,078,666     6,078,666
  Fortis Bank
     5.27%, due 4/11/07                        (c)           6,078,666     6,078,666
  KBC Bank N.V.
     5.28%, due 6/5/07                         (c)           4,559,000     4,559,000
  Rabobank Nederland
     5.275%, due 4/9/07                        (c)           4,559,000     4,559,000
  Royal Bank of Scotland
     5.285%, due 5/8/07                        (c)           3,799,166     3,799,166
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                        (c)           5,318,834     5,318,834
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                         (c)           6,078,666     6,078,666
  Standard Chartered Bank
     5.28%, due 4/13/07                        (c)           6,078,666     6,078,666
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                         (c)           6,078,666     6,078,666
  UBS AG
      5.27%, due 5/4/07                        (c)           6,078,666     6,078,666
                                                                        ------------
  Total Time Deposits
     (Cost $85,861,162)                                                   85,861,162
                                                                        ------------

  Total Short-Term Investments
     (Cost $139,572,130)                                                 139,572,130
                                                                        ------------
  Total Investments
     (Cost $825,758,346)                       (e)               116.1%  909,665,221(f)
                                                                        ------------
  Liabilities in Excess of
     Cash and Other Assets                                       (16.1) (126,039,020)
                                                          ------------  ------------
  Net Assets                                                     100.0% $783,626,201
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(e)  The cost for federal income tax purposes is $826,012,113.

(f) At March 31, 2007 net unrealized appreciation was $83,653,108, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $101,679,868 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $18,026,760.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                            PRINCIPAL    AMORTIZED
                                                              AMOUNT        COST
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (100.3%)              +
  ASSET-BACKED SECURITY (0.0%)                 ++
  USAA Auto Owner Trust
     Series 2006-3, Class A1
     5.405%, due 8/15/07                                  $     76,403  $     76,403
                                                                        ------------
  CERTIFICATE OF DEPOSIT (0.9%)
  Lloyds TSB Bank PLC
     5.31%, due 6/11/07                                      3,500,000     3,500,069
                                                                        ------------
  COMMERCIAL PAPER (51.4%)
  Abbey National North America LLC
     5.19%, due 4/20/07                                      3,000,000     2,991,782
     5.22%, due 6/8/07                                       2,500,000     2,475,350
     5.22%, due 6/11/07                                      2,015,000     1,994,256
  ABN-AMRO N.A. Finance, Inc.
     5.16%, due 4/5/07                                       3,500,000     3,497,994
     5.20%, due 5/14/07                                      3,500,000     3,478,262
     5.20%, due 6/28/07                                      1,710,000     1,688,264
  Alianz Finance Corp.
     5.22%, due 5/8/07                         (a)           3,500,000     3,481,222
     5.235%, due 4/12/07                       (a)           3,500,000     3,494,402
  American Express Credit Corp.
     5.19%, due 5/18/07                                      4,075,000     4,047,388
     5.19%, due 6/14/07                                      2,700,000     2,671,195
  American General Finance Corp.
     5.16%, due 5/10/07                                      3,600,000     3,579,876
  Australia & New Zealand Banking Group,
     Ltd.
     5.11%, due 8/28/07                                      4,000,000     3,915,401
     5.19%, due 8/1/07                                       3,500,000     3,438,441
  Barclays U.S. Funding Corp.
     5.235%, due 5/14/07                                     3,500,000     3,478,115
  ChevronTexaco Funding Corp.
     5.19%, due 5/3/07                                       3,500,000     3,483,854
     5.20%, due 4/17/07                                      2,750,000     2,743,644
  Deutsche Bank Financial LLC
     5.235%, due 5/7/07                                      3,500,000     3,481,678
  Dexia Delaware LLC
     5.20%, due 6/22/07                                        340,000       335,973
     5.235%, due 5/21/07                                     3,500,000     3,474,552
     5.26%, due 4/19/07                                      3,500,000     3,490,795
  Emerson Electric Co.
     5.20%, due 4/9/07                         (a)           1,700,000     1,698,036
  European Investment Bank
     5.17%, due 4/30/07                                      3,500,000     3,485,424
     5.175%, due 5/9/07                                      3,500,000     3,480,881
  General Electric Capital Corp.
     5.18%, due 6/8/07                                       4,775,000     4,728,279
  HBOS Treasury Services PLC
     5.21%, due 6/15/07                                      3,500,000     3,462,011
     5.23%, due 6/8/07                                       1,540,000     1,524,787

  ING U.S. Funding LLC
     5.17%, due 7/30/07                                      4,400,000     4,324,173
     5.19%, due 4/5/07                                       3,500,000     3,497,982
     5.21%, due 4/19/07                                      1,000,000       997,395
  KfW International Finance, Inc.
     5.14%, due 5/7/07                         (a)           1,900,000     1,890,234
     5.15%, due 7/16/07                                      3,800,000     3,742,378
  Merck & Co., Inc.
     5.20%, due 4/25/07                                      3,500,000     3,487,867
  Merrill Lynch & Co., Inc.
     5.19%, due 5/21/07                                      3,500,000     3,474,771
  MetLife Funding, Inc.
     5.20%, due 5/18/07                                      3,500,000     3,476,240
     5.23%, due 5/16/07                                      3,500,000     3,477,118
  Minnesota Mining & Manufacturing Co.
     5.175%, due 5/29/07                                     3,500,000     3,470,819
     5.18%, due 6/26/07                                      3,500,000     3,456,690
     5.20%, due 6/14/07                                      2,000,000     1,978,622
  Nationwide Building Society
     5.225%, due 6/15/07                       (a)           8,000,000     7,912,917
  Nestle Capital Corp.
     5.12%, due 8/10/07                        (a)           3,500,000     3,434,791
     5.15%, due 8/10/07                        (a)           1,520,000     1,491,514
     5.19%, due 4/23/07                        (a)           5,000,000     4,984,142
  Private Export Funding Corp.
     5.19%, due 7/25/07                        (a)           4,000,000     3,933,684
     5.20%, due 6/14/07                        (a)           2,200,000     2,176,485
     5.205%, due 6/21/07                       (a)           2,500,000     2,470,721
  Rabobank USA Finance Corp.
     5.185%, due 5/31/07                                     3,500,000     3,469,754
     5.21%, due 5/1/07                                       3,500,000     3,484,805
  Royal Bank of Canada
     5.21%, due 5/8/07                                       3,500,000     3,481,259
     5.22%, due 5/15/07                                      3,500,000     3,477,669
  Societe Generale North America, Inc.
     5.05%, due 4/20/07                                      3,500,000     3,491,372
     5.11%, due 8/22/07                                      3,500,000     3,428,957
  Svenska Handelsbanken AB
     5.22%, due 6/25/07                                      3,500,000     3,456,862
     5.23%, due 6/25/07                                      2,000,000     1,975,303
     5.235%, due 5/2/07                                      3,500,000     3,484,222
  Swiss RE Financial Products
     5.21%, due 6/1/07                         (a)           3,500,000     3,469,102
  Toyota Motor Credit Corp.
     5.17%, due 4/24/07                                      3,600,000     3,588,109
     5.19%, due 6/5/07                                       3,700,000     3,665,328
  UBS Finance Delaware LLC
     5.18%, due 8/6/07                                       3,080,000     3,023,716
     5.20%, due 7/6/07                                       1,475,000     1,454,547
     5.21%, due 7/6/07                                       1,500,000     1,479,160
     5.22%, due 6/4/07                                       2,740,000     2,714,573
     5.235%, due 5/9/07                                      1,575,000     1,566,297
  Wal-Mart Stores, Inc.
     5.15%, due 6/5/07                         (a)           4,100,000     4,061,876
     5.17%, due 7/31/07                        (a)           3,125,000     3,070,697
                                                                        ------------
                                                                         201,144,013
                                                                        ------------

  CORPORATE BONDS (4.8%)
  Harvard University
     8.125%, due 4/15/07                                     6,235,000     6,240,488
  HBOS Treasury Services PLC
     3.625%, due 7/23/07                       (a)           3,500,000     3,482,014
  International Business Machines Corp.
     6.45%, due 8/1/07                                       1,900,000     1,906,567
  Morgan Stanley
     5.485%, due 11/9/07                       (b)           3,500,000     3,503,185
  Wells Fargo & Co.
     5.41%, due 9/28/07                        (b)           3,500,000     3,501,845
                                                                        ------------
                                                                          18,634,099
                                                                        ------------
  FEDERAL AGENCIES (34.6%)
  Federal Home Loan Bank (Discount Notes)
     5.015%, due 8/17/07                                     3,800,000     3,726,948
     5.075%, due 8/10/07                                     4,500,000     4,416,897
     5.135%, due 4/27/07                                     5,000,000     4,981,456
     5.15%, due 5/23/07                                      3,500,000     3,473,964
  Federal Home Loan Mortgage Corporation
     5.22%, due 6/19/07                        (b)           4,300,000     4,300,000
  Federal Home Loan Mortgage Corporation
     (Discount Notes)
     5.07%, due 4/10/07                                      1,200,000     1,198,479
     5.07%, due 8/6/07                                       3,300,000     3,240,977
     5.08%, due 7/30/07                                      4,500,000     4,423,800
     5.09%, due 5/22/07                                        850,000       843,871
     5.09%, due 5/29/07                                      3,100,000     3,074,578
     5.09%, due 7/9/07                                       2,175,000     2,144,555
     5.095%, due 7/13/07                                     2,600,000     2,562,099
     5.10%, due 4/3/07                                       2,300,000     2,299,348
     5.10%, due 5/22/07                                      1,950,000     1,935,911
     5.10%, due 6/8/07                                       2,475,000     2,451,158
     5.11%, due 4/13/07                                      3,500,000     3,494,039
     5.11%, due 5/8/07                                       3,500,000     3,481,619
     5.11%, due 5/25/07                                      3,500,000     3,473,173
     5.11%, due 7/6/07                                       2,370,000     2,337,704
     5.114%, due 5/14/07                                     3,500,000     3,478,620
     5.12%, due 5/29/07                                        250,000       247,938
     5.12%, due 6/12/07                                      2,800,000     2,771,328
     5.135%, due 4/16/07                                     5,000,000     4,989,302
     5.14%, due 6/29/07                                      1,869,000     1,845,250
  Federal National Mortgage Association
     (Discount Notes)
     5.07%, due 7/18/07                                      4,175,000     4,111,498
     5.07%, due 7/27/07                                      3,500,000     3,442,329
     5.07%, due 8/8/07                                       1,800,000     1,767,298
     5.08%, due 4/18/07                                      3,000,000     2,992,803
     5.08%, due 5/9/07                                       1,200,000     1,193,565
     5.09%, due 4/11/07                                      3,000,000     2,995,759
     5.09%, due 5/2/07                                       3,500,000     3,484,659
     5.09%, due 5/9/07                                       1,825,000     1,815,194
     5.09%, due 5/30/07                                      1,100,000     1,090,824
     5.09%, due 6/7/07                                       1,325,000     1,312,448
     5.09%, due 7/18/07                                        900,000       886,257
     5.10%, due 4/25/07                                      2,000,000     1,993,199
     5.10%, due 5/30/07                                      1,900,000     1,884,119
     5.10%, due 6/4/07                                       3,500,000     3,468,267

     5.10%, due 6/7/07                                       3,300,000     3,268,678
     5.10%, due 6/20/07                                      1,900,000     1,878,467
     5.10%, due 6/27/07                                      4,575,000     4,518,613
     5.11%, due 4/18/07                                        350,000       349,156
     5.11%, due 4/30/07                                      4,700,000     4,680,653
     5.11%, due 5/30/07                                        625,000       619,766
     5.11%, due 6/1/07                                       4,000,000     3,965,366
     5.11%, due 6/18/07                                      4,200,000     4,153,499
     5.114%, due 6/27/07                                     1,600,000     1,580,226
     5.132%, due 5/1/07                                      4,000,000     3,982,893
     5.14%, due 6/6/07                                       2,875,000     2,847,908
                                                                        ------------
                                                                         135,476,458
                                                                        ------------
  MEDIUM-TERM NOTES (8.6%)
  American General Finance Corp.
     Series H
     4.50%, due 11/15/07                                     3,500,000     3,483,275
  Bayerische Landesbank/NY
     5.376%, due 6/25/07                       (b)           3,300,000     3,300,332
  General Electric Capital Corp.
     5.19%, due 4/4/07                                       3,200,000     3,198,615
     5.41%, due 1/3/08                         (b)           3,500,000     3,502,779
  Goldman Sachs Group, Inc.
     Series B
     5.46%, due 5/11/07                        (b)           3,300,000     3,300,328
     5.474%, due 7/2/07                        (b)           3,500,000     3,501,460
  International Business Machines Corp.
     5.35%, due 6/28/07                        (b)           3,500,000     3,500,338
  Merrill Lynch & Co., Inc.
     Series C
     5.46%, due 4/26/07                        (b)           3,000,000     3,000,234
  Morgan Stanley
     5.485%, due 1/18/08                       (b)           3,500,000     3,504,358
  Wachovia Corp.
     Series E
     5.43%, due 11/8/07                        (b)           3,500,000     3,502,463
                                                                        ------------
                                                                          33,794,182
                                                                        ------------
  Total Short-Term Investments
     (Amortized Cost $392,625,224)             (c)               100.3%  392,625,224
  Liabilities in Excess of
     Cash and Other Assets                                        (0.3)   (1,251,450)
                                                          ------------  ------------
  Net Assets                                                     100.0% $391,373,774
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1993, as amended.

(b)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY VP COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES         VALUE
                                                          ------------  ------------
  COMMON STOCKS (99.1%)                        +
  AEROSPACE & DEFENSE (3.1%)
  Boeing Co. (The)                                             135,296  $ 12,029,167
  Honeywell International, Inc.                                 97,112     4,472,979
  L-3 Communications Holdings, Inc.                              7,404       647,628
  Lockheed Martin Corp.                                         87,007     8,441,419
  Raytheon Co.                                                 108,634     5,698,940
                                                                        ------------
                                                                          31,290,133
                                                                        ------------
  AIR FREIGHT & LOGISTICS (0.0%)               ++
  United Parcel Service, Inc. Class B                               47         3,295
                                                                        ------------
  AUTO COMPONENTS (0.1%)
  ArvinMeritor, Inc.                                            17,196       313,827
  Bandag, Inc.                                                     344        17,437
  Goodyear Tire & Rubber Co. (The)             (a)              11,023       343,807
  Lear Corp.                                   (a)              16,743       611,287
  Modine Manufacturing Co.                                       3,075        70,417
                                                                        ------------
                                                                           1,356,775
                                                                        ------------
  AUTOMOBILES (0.6%)
  Ford Motor Co.                               (b)             458,752     3,619,553
  Harley-Davidson, Inc.                                         32,261     1,895,334
  Thor Industries, Inc.                        (b)               8,531       336,036
                                                                        ------------
                                                                           5,850,923
                                                                        ------------
  BEVERAGES (0.6%)
  Coca-Cola Co. (The)                                           24,097     1,156,656
  Coca-Cola Enterprises, Inc.                                   41,790       846,247
  Molson Coors Brewing Co. Class B                              11,242     1,063,718
  Pepsi Bottling Group, Inc. (The)                              31,901     1,017,323
  PepsiAmericas, Inc.                                            7,843       175,056
  PepsiCo, Inc.                                                 26,731     1,699,022
                                                                        ------------
                                                                           5,958,022
                                                                        ------------
  BIOTECHNOLOGY (0.0%)                         ++
  Amgen, Inc.                                  (a)                 999        55,824
                                                                        ------------
  BUILDING PRODUCTS (0.3%)
  Masco Corp.                                  (b)              96,238     2,636,921
                                                                        ------------
  CAPITAL MARKETS (6.4%)
  A.G. Edwards, Inc.                                             4,559       315,392
  Ameriprise Financial, Inc.                                    52,302     2,988,536
  Bank of New York Co., Inc. (The)                             292,198    11,848,629
  Bear Stearns Cos., Inc. (The)                                  3,309       497,508
  Charles Schwab Corp. (The)                                   219,998     4,023,763
  Franklin Resources, Inc.                                      15,158     1,831,541
  Goldman Sachs Group, Inc. (The)                               63,755    13,173,696

  Investors Financial Services Corp.                            10,423       606,097
  Lehman Brothers Holdings, Inc.                                44,251     3,100,668
  Merrill Lynch & Co., Inc.                                    141,726    11,574,762
  Morgan Stanley                                               158,487    12,482,436
  Northern Trust Corp.                                          45,808     2,754,893
  Raymond James Financial, Inc.                                  2,834        84,340
                                                                        ------------
                                                                          65,282,261
                                                                        ------------
  CHEMICALS (1.0%)
  Albemarle Corp.                                               19,227       794,844
  Ashland, Inc.                                                 13,893       911,381
  Cabot Corp.                                                    7,603       362,891
  Chemtura Corp.                                                14,794       161,698
  Dow Chemical Co. (The)                                        55,796     2,558,805
  Eastman Chemical Co.                                           5,091       322,413
  FMC Corp.                                                      5,852       441,416
  Hercules, Inc.                               (a)               6,939       135,588
  International Flavors & Fragrances, Inc.                      14,246       672,696
  Lubrizol Corp. (The)                                          12,507       644,486
  Lyondell Chemical Co.                                         51,465     1,542,406
  Monsanto Co.                                                  17,121       940,970
  Scotts Miracle-Gro Co. (The) Class A                           1,305        57,459
  Sensient Technologies Corp.                                   11,244       289,870
  Valspar Corp.                                                  2,902        80,763
                                                                        ------------
                                                                           9,917,686
                                                                        ------------
  COMMERCIAL BANKS (2.0%)
  Associated Banc-Corp.                                         15,646       525,706
  BB&T Corp.                                                    15,382       630,970
  City National Corp.                                            4,882       359,315
  Comerica, Inc.                                                38,636     2,284,160
  Cullen/Frost Bankers, Inc.                                     3,686       192,888
  Huntington Bancshares, Inc.                                   34,739       759,047
  National City Corp.                          (b)              92,228     3,435,493
  PNC Financial Services Group, Inc.                            75,020     5,399,189
  TCF Financial Corp.                                           20,473       539,668
  Wachovia Corp.                                                34,618     1,905,721
  Wells Fargo & Co.                                            130,769     4,502,377
                                                                        ------------
                                                                          20,534,534
                                                                        ------------
  COMMERCIAL SERVICES & SUPPLIES (0.8%)
  Avery Dennison Corp.                                           2,684       172,474
  ChoicePoint, Inc.                            (a)              14,385       538,431
  Deluxe Corp.                                                  12,523       419,896
  Dun & Bradstreet Corp. (The)                                  14,945     1,362,984
  Equifax, Inc.                                                  7,693       280,410
  Kelly Services, Inc. Class A                                     672        21,638
  Korn/Ferry International                     (a)              10,199       233,965
  R.R. Donnelley & Sons Co.                                     45,500     1,664,845
  Waste Management, Inc.                                        86,583     2,979,321
                                                                        ------------
                                                                           7,673,964
                                                                        ------------
  COMMUNICATIONS EQUIPMENT (2.6%)
  Avaya, Inc.                                  (a)             109,325     1,291,128
  Cisco Systems, Inc.                          (a)             593,345    15,148,098
  Dycom Industries, Inc.                       (a)               9,864       257,056
  Juniper Networks, Inc.                       (a)              17,612       346,604
  Motorola, Inc.                                               473,256     8,362,434
  Polycom, Inc.                                (a)              18,841       627,971

  UTStarcom, Inc.                              (a)(b)           25,758       213,534
                                                                        ------------
                                                                          26,246,825
                                                                        ------------
  COMPUTERS & PERIPHERALS (4.5%)
  Apple, Inc.                                  (a)              24,578     2,283,542
  Dell, Inc.                                   (a)             393,185     9,125,824
  Diebold, Inc.                                (b)               5,781       275,812
  Hewlett-Packard Co.                                          374,013    15,012,882
  Imation Corp.                                                  2,102        84,879
& International Business Machines Corp.                        170,968    16,115,444
  Lexmark International, Inc. Class A          (a)              23,868     1,395,323
  Palm, Inc.                                   (a)(b)            5,929       107,493
  Sun Microsystems, Inc.                       (a)             189,818     1,140,806
  Western Digital Corp.                        (a)              26,456       444,725
                                                                        ------------
                                                                          45,986,730
                                                                        ------------
  CONSTRUCTION & ENGINEERING (0.1%)
  Granite Construction, Inc.                                     8,249       455,840
  Quanta Services, Inc.                        (a)(b)           20,606       519,683
                                                                        ------------
                                                                             975,523
                                                                        ------------
  CONSTRUCTION MATERIALS (0.1%)
  Vulcan Materials Co.                                           5,812       676,982
                                                                        ------------
  CONSUMER FINANCE (0.8%)
  American Express Co.                                          52,669     2,970,532
  AmeriCredit Corp.                            (a)              28,246       645,704
  Capital One Financial Corp.                                   62,874     4,744,472
                                                                        ------------
                                                                           8,360,708
                                                                        ------------
  CONTAINERS & PACKAGING (0.3%)
  Pactiv Corp.                                 (a)              31,739     1,070,874
  Sealed Air Corp.                                               4,584       144,854
  Sonoco Products Co.                                           24,247       911,202
  Temple-Inland, Inc.                                            9,361       559,226
                                                                        ------------
                                                                           2,686,156
                                                                        ------------
  DIVERSIFIED CONSUMER SERVICES (0.3%)
  Apollo Group, Inc. Class A                   (a)(b)            8,424       369,814
  Career Education Corp.                       (a)              23,147       705,983
  Corinthian Colleges, Inc.                    (a)              10,588       145,585
  DeVry, Inc.                                                   14,421       423,256
  ITT Educational Services, Inc.               (a)               4,028       328,242
  Regis Corp.                                  (b)              10,990       443,666
  Sotheby's Holdings, Inc. Class A                               3,484       154,968
                                                                        ------------
                                                                           2,571,514
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (5.5%)
  Bank of America Corp.                                        229,091    11,688,223
  Chicago Mercantile Exchange Holdings,
     Inc. Class A                                                1,087       578,784
& Citigroup, Inc.                                              449,091    23,056,332
& JPMorgan Chase & Co.                                         406,172    19,650,601
  Moody's Corp.                                                  6,684       414,809
                                                                        ------------
                                                                          55,388,749
                                                                        ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
     (4.3%)
& AT&T, Inc.                                                   541,994    21,370,823

  CenturyTel, Inc.                                              27,959     1,263,467
  Cincinnati Bell, Inc.                        (a)              30,039       141,183
  Citizens Communications Co.                  (b)              81,374     1,216,541
  Embarq Corp.                                                  35,806     2,017,668
  Qwest Communications International, Inc.     (a)(b)          234,805     2,110,897
  Verizon Communications, Inc.                                 405,262    15,367,535
  Windstream Corp.                                              40,872       600,410
                                                                        ------------
                                                                          44,088,524
                                                                        ------------
  ELECTRIC UTILITIES (1.5%)
  Allegheny Energy, Inc.                       (a)              20,055       985,503
  Duke Energy Corp.                                             93,351     1,894,092
  Edison International                                          79,702     3,915,759
  Entergy Corp.                                                 50,393     5,287,234
  Great Plains Energy, Inc.                                      4,982       161,666
  Progress Energy, Inc.                        (b)              53,882     2,717,808
                                                                        ------------
                                                                          14,962,062
                                                                        ------------
  ELECTRICAL EQUIPMENT (0.2%)
  Cooper Industries, Ltd. Class A                                9,112       409,949
  Rockwell Automation, Inc.                                     15,639       936,307
  Thomas & Betts Corp.                         (a)              11,028       538,387
                                                                        ------------
                                                                           1,884,643
                                                                        ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
  Avnet, Inc.                                  (a)              15,291       552,617
  CDW Corp.                                                      1,879       115,427
  Tech Data Corp.                              (a)              13,324       477,132
  Vishay Intertechnology, Inc.                 (a)              22,048       308,231
                                                                        ------------
                                                                           1,453,407
                                                                        ------------
  ENERGY EQUIPMENT & SERVICES (1.2%)
  BJ Services Co.                                                8,329       232,379
  Cameron International Corp.                  (a)              11,676       733,136
  ENSCO International, Inc.                                     13,924       757,466
  Halliburton Co.                              (b)             216,208     6,862,442
  National-Oilwell Varco, Inc.                 (a)              21,309     1,657,627
  Patterson-UTI Energy, Inc.                                    38,825       871,233
  Tidewater, Inc.                                               14,089       825,334
                                                                        ------------
                                                                          11,939,617
                                                                        ------------
  FOOD & STAPLES RETAILING (0.7%)
  CVS Corp.                                    (b)              20,255       691,506
  Safeway, Inc.                                                107,906     3,953,676
  Wal-Mart Stores, Inc.                                         55,172     2,590,325
                                                                        ------------
                                                                           7,235,507
                                                                        ------------
  FOOD PRODUCTS (0.9%)
  Campbell Soup Co.                                             24,789       965,532
  ConAgra Foods, Inc.                                           31,668       788,850
  Dean Foods Co.                               (a)               5,621       262,726
  General Mills, Inc.                                           83,922     4,885,939
  H.J. Heinz Co.                                                30,356     1,430,375
  J.M. Smucker Co. (The)                                        13,855       738,749
                                                                        ------------
                                                                           9,072,171
                                                                        ------------
  GAS UTILITIES (0.3%)
  Equitable Resources, Inc.                                     21,989     1,062,508

  National Fuel Gas Co.                                         15,051       651,106
  Nicor, Inc.                                  (b)              11,576       560,510
  ONEOK, Inc.                                                   16,735       753,075
  WGL Holdings, Inc.                                             4,444       142,119
                                                                        ------------
                                                                           3,169,318
                                                                        ------------
  HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
  Advanced Medical Optics, Inc.                (a)(b)           14,456       537,763
  Baxter International, Inc.                                    30,655     1,614,599
  Biomet, Inc.                                                  16,802       713,917
  Boston Scientific Corp.                      (a)              33,547       487,773
  Edwards Lifesciences Corp.                   (a)(b)           14,064       713,045
  Zimmer Holdings, Inc.                        (a)              25,547     2,181,969
                                                                        ------------
                                                                           6,249,066
                                                                        ------------
  HEALTH CARE PROVIDERS & SERVICES (4.8%)
  Aetna, Inc.                                                  127,702     5,592,071
  AmerisourceBergen Corp.                                       47,211     2,490,380
  Apria Healthcare Group, Inc.                 (a)              10,404       335,529
  Cardinal Health, Inc.                                         50,671     3,696,449
  CIGNA Corp.                                                   24,661     3,518,138
  Coventry Health Care, Inc.                   (a)(b)           38,814     2,175,525
  Humana, Inc.                                 (a)              40,644     2,358,165
  Laboratory Corp. of America Holdings         (a)(b)           22,815     1,657,053
  Lincare Holdings, Inc.                       (a)               8,021       293,970
  McKesson Corp.                                                72,553     4,247,253
  Quest Diagnostics, Inc.                                       16,159       805,849
  UnitedHealth Group, Inc.                                     202,184    10,709,686
  WellCare Health Plans, Inc.                  (a)               1,029        87,722
  WellPoint, Inc.                              (a)             131,741    10,684,195
                                                                        ------------
                                                                          48,651,985
                                                                        ------------
  HOTELS, RESTAURANTS & LEISURE (1.4%)
  Bob Evans Farms, Inc.                        (b)               8,883       328,227
  Brinker International, Inc.                                   29,946       979,234
  CBRL Group, Inc.                                               4,841       224,138
  Darden Restaurants, Inc.                                      32,733     1,348,272
  Harrah's Entertainment, Inc.                                   9,011       760,979
  McDonald's Corp.                                             215,731     9,718,682
  Wendy's International, Inc.                                   19,907       623,089
  Yum! Brands, Inc.                                              7,601       439,034
                                                                        ------------
                                                                          14,421,655
                                                                        ------------
  HOUSEHOLD DURABLES (0.7%)
  American Greetings Corp. Class A                              14,070       326,565
  Black & Decker Corp.                                          16,519     1,348,281
  Blyth, Inc.                                                    6,253       132,001
  KB HOME                                                        6,987       298,135
  Leggett & Platt, Inc.                                         14,123       320,168
  Lennar Corp. Class A                                          29,571     1,248,192
  M.D.C. Holdings, Inc.                        (b)               4,161       200,019
  Mohawk Industries, Inc.                      (a)(b)           13,033     1,069,358
  Newell Rubbermaid, Inc.                                       17,098       531,577
  Snap-on, Inc.                                                  7,118       342,376
  Stanley Works (The)                                           12,771       707,003
  Tupperware Brands Corp.                                       14,759       367,942
  Whirlpool Corp.                                                2,403       204,039
                                                                        ------------
                                                                           7,095,656
                                                                        ------------

  HOUSEHOLD PRODUCTS (1.8%)
  Energizer Holdings, Inc.                     (a)              13,842     1,181,138
  Kimberly-Clark Corp.                                          65,060     4,455,959
  Procter & Gamble Co. (The)                                   201,531    12,728,698
                                                                        ------------
                                                                          18,365,795
                                                                        ------------
  INDEPENDENT POWER PRODUCERS & ENERGY
     TRADERS (0.9%)
  AES Corp. (The)                              (a)             161,764     3,481,161
  TXU Corp.                                                     93,385     5,985,979
                                                                        ------------
                                                                           9,467,140
                                                                        ------------
  INDUSTRIAL CONGLOMERATES (3.4%)
& General Electric Co.                                         628,884    22,237,338
  Teleflex, Inc.                                                 9,554       650,341
  Tyco International, Ltd.                                     366,676    11,568,628
                                                                        ------------
                                                                          34,456,307
                                                                        ------------
  INSURANCE (8.0%)
  ACE, Ltd.                                                     79,707     4,548,081
  AFLAC, Inc.                                                   89,680     4,220,341
  Allstate Corp. (The)                                         151,277     9,085,697
  Ambac Financial Group, Inc.                                    9,047       781,570
  American Financial Group, Inc.                                17,061       580,756
  American International Group, Inc.                           110,630     7,436,549
  Aon Corp.                                    (b)              75,671     2,872,471
  Brown & Brown, Inc.                          (b)              10,158       274,469
  Chubb Corp. (The)                                            100,526     5,194,178
  Everest Re Group, Ltd.                                         4,091       393,431
  Fidelity National Financial, Inc.
     Class A                                                    12,587       302,214
  First American Corp.                                          17,629       894,143
  Genworth Financial, Inc. Class A                             108,026     3,774,428
  Hartford Financial Services Group, Inc.
     (The)                                                      66,140     6,321,661
  HCC Insurance Holdings, Inc.                                  27,104       834,803
  Horace Mann Educators Corp.                                   10,494       215,652
  Lincoln National Corp.                                        21,403     1,450,909
  Loews Corp.                                                   82,849     3,763,830
  Mercury General Corp.                                          6,474       343,381
  MetLife, Inc.                                                165,266    10,436,548
  Old Republic International Corp.                              49,586     1,096,842
  Principal Financial Group, Inc.                               65,730     3,935,255
  Protective Life Corp.                                         12,747       561,378
  Prudential Financial, Inc.                                    18,139     1,637,226
  SAFECO Corp.                                 (b)              19,483     1,294,256
  StanCorp Financial Group, Inc.                                 6,523       320,736
  Torchmark Corp.                                               17,911     1,174,782
  Travelers Cos., Inc. (The)                                    29,863     1,546,008
  Unitrin, Inc.                                                  2,336       109,956
  Unum Group                                                    61,618     1,419,063
  W.R. Berkley Corp.                                            41,123     1,361,994
  XL Capital, Ltd. Class A                                      44,151     3,088,804
                                                                        ------------
                                                                          81,271,412
                                                                        ------------
  INTERNET & CATALOG RETAIL (0.2%)
  IAC/InterActiveCorp.                         (a)(b)           54,554     2,057,231
  Netflix, Inc.                                (a)(b)            2,140        49,627
                                                                        ------------
                                                                           2,106,858
                                                                        ------------

  INTERNET SOFTWARE & SERVICES (0.3%)
  eBay, Inc.                                   (a)               7,490       248,294
  Google, Inc. Class A                         (a)               3,039     1,392,348
  ValueClick, Inc.                             (a)              11,944       312,097
  VeriSign, Inc.                               (a)              22,694       570,073
                                                                        ------------
                                                                           2,522,812
                                                                        ------------
  IT SERVICES (1.9%)
  Acxiom Corp.                                                  16,563       354,283
  Affiliated Computer Services, Inc.
     Class A                                   (a)               5,834       343,506
  Alliance Data Systems Corp.                  (a)(b)            4,066       250,547
  Automatic Data Processing, Inc.                               68,180     3,299,912
  BISYS Group, Inc. (The)                      (a)              10,890       124,799
  CheckFree Corp.                              (a)               5,412       200,731
  Computer Sciences Corp.                      (a)              41,907     2,184,612
  Convergys Corp.                              (a)              34,182       868,565
  CSG Systems International, Inc.              (a)              11,509       287,955
  Electronic Data Systems Corp.                                124,716     3,452,139
  Fidelity National Information Services,
     Inc.                                                       28,136     1,279,063
  First Data Corp.                                             163,849     4,407,538
  Fiserv, Inc.                                 (a)              13,291       705,220
  Gartner, Inc.                                (a)               1,637        39,206
  Global Payments, Inc.                                          4,230       144,074
  MPS Group, Inc.                              (a)               6,314        89,343
  Sabre Holdings Corp. Class A                                  15,671       513,225
  SRA International, Inc. Class A              (a)(b)            9,937       242,065
  Western Union Co. (The)                                       21,786       478,203
                                                                        ------------
                                                                          19,264,986
                                                                        ------------
  LEISURE EQUIPMENT & PRODUCTS (0.6%)
  Brunswick Corp.                                               18,419       586,645
  Eastman Kodak Co.                            (b)              68,504     1,545,450
  Hasbro, Inc.                                                  40,081     1,147,118
  Mattel, Inc.                                                  93,348     2,573,604
                                                                        ------------
                                                                           5,852,817
                                                                        ------------
  LIFE SCIENCES TOOLS & SERVICES (0.1%)
  Invitrogen Corp.                             (a)               4,309       274,268
  Thermo Fisher Scientific, Inc.               (a)              22,879     1,069,593
                                                                        ------------
                                                                           1,343,861
                                                                        ------------
  MACHINERY (1.3%)
  AGCO Corp.                                   (a)              22,229       821,806
  Caterpillar, Inc.                                             18,922     1,268,342
  Cummins, Inc.                                (b)              12,843     1,858,639
  Dover Corp.                                                    6,374       311,115
  Eaton Corp.                                                   27,716     2,315,949
  Ingersoll-Rand Co., Ltd. Class A                               9,579       415,441
  ITT Corp.                                                     17,086     1,030,628
  Nordson Corp.                                                  1,041        48,365
  PACCAR, Inc.                                 (b)              45,005     3,303,367
  SPX Corp.                                                      5,104       358,301
  Terex Corp.                                  (a)              18,716     1,343,060
                                                                        ------------
                                                                          13,075,013
                                                                        ------------
  MEDIA (3.9%)
  Belo Corp. Class A                                            21,304       397,746
  CBS Corp. Class B                                            189,303     5,790,779
  Clear Channel Communications, Inc.                            39,968     1,400,479
  Comcast Corp. Class A                        (a)             113,756     2,951,968

  DIRECTV Group, Inc. (The)                    (a)             189,338     4,368,028
  Entercom Communications Corp.                                  5,095       143,577
  Gannett Co., Inc.                                             49,804     2,803,467
  Harte-Hanks, Inc.                                              7,311       201,710
  John Wiley & Sons, Inc. Class A                               10,779       407,015
  Lee Enterprises, Inc.                                         11,136       334,637
  McGraw-Hill Cos., Inc. (The)                                  76,164     4,789,192
  Meredith Corp.                                                 4,996       286,720
  Omnicom Group, Inc.                                           41,766     4,276,003
  Scholastic Corp.                             (a)               2,346        72,961
  Time Warner, Inc.                                             83,340     1,643,465
  Tribune Co.                                                   11,353       364,545
  Valassis Communications, Inc.                (a)               5,881       101,094
  Viacom, Inc. Class B                         (a)              42,860     1,761,975
  Walt Disney Co. (The)                                        203,447     7,004,680
  Westwood One, Inc.                                             2,117        14,544
                                                                        ------------
                                                                          39,114,585
                                                                        ------------
  METALS & MINING (1.2%)
  Allegheny Technologies, Inc.                                   3,253       347,063
  Freeport-McMoRan Copper & Gold, Inc.
     Class B                                   (b)              58,975     3,903,555
  Nucor Corp.                                                   73,873     4,811,348
  Steel Dynamics, Inc.                                          10,520       454,464
  United States Steel Corp.                                     29,001     2,876,029
                                                                        ------------
                                                                          12,392,459
                                                                        ------------
  MULTILINE RETAIL (2.0%)
  Big Lots, Inc.                               (a) (b)          26,104       816,533
  Dillard's, Inc. Class A                                        1,878        61,467
  Dollar General Corp.                         (b)               6,223       131,616
  Dollar Tree Stores, Inc.                     (a)              25,002       956,076
  Family Dollar Stores, Inc.                                    18,754       555,493
  Federated Department Stores, Inc.                            129,264     5,823,343
  J.C. Penney Co., Inc.                        (b)              20,796     1,708,599
  Kohl's Corp.                                 (a)              79,835     6,116,159
  Nordstrom, Inc.                                               55,684     2,947,911
  Saks, Inc.                                                    33,785       704,079
  Sears Holdings Corp.                         (a)               2,598       468,056
                                                                        ------------
                                                                          20,289,332
                                                                        ------------
  MULTI-UTILITIES (0.2%)
  KeySpan Corp.                                                 12,974       533,880
  NiSource, Inc.                                                16,830       411,325
  NSTAR                                                          3,024       106,203
  OGE Energy Corp.                                              13,877       538,428
                                                                        ------------
                                                                           1,589,836
                                                                        ------------
  OFFICE ELECTRONICS (0.2%)
  Xerox Corp.                                  (a)             145,561     2,458,525
                                                                        ------------
  OIL, GAS & CONSUMABLE FUELS (9.8%)
& Chevron Corp.                                                262,789    19,435,874
  ConocoPhillips                                               106,845     7,302,856
& ExxonMobil Corp.                                             546,893    41,263,077
  Kinder Morgan, Inc.                                            4,351       463,164
  Marathon Oil Corp.                                            85,968     8,496,217
  Noble Energy, Inc.                           (b)              42,361     2,526,834
  Occidental Petroleum Corp.                                   154,986     7,642,360

  Overseas Shipholding Group, Inc.                               7,200       450,720
  Plains Exploration & Production Co.          (a)(b)           13,979       631,012
  Pogo Producing Co.                           (b)               1,801        86,628
  Spectra Energy Corp.                                          19,611       515,181
  Sunoco, Inc.                                                  15,357     1,081,747
  Valero Energy Corp.                                          147,521     9,513,629
                                                                        ------------
                                                                          99,409,299
                                                                        ------------
  PAPER & FOREST PRODUCTS (0.2%)
  Abitibi-Consolidated, Inc.                   (b)             107,682       303,663
  Louisiana-Pacific Corp.                                       12,927       259,316
  Weyerhaeuser Co.                                              13,014       972,666
                                                                        ------------
                                                                           1,535,645
                                                                        ------------
  PERSONAL PRODUCTS (0.3%)
  Alberto-Culver Co.                                            19,540       447,075
  Avon Products, Inc.                                           55,179     2,055,970
  Estee Lauder Cos., Inc. (The) Class A                         19,404       947,885
                                                                        ------------
                                                                           3,450,930
                                                                        ------------
  PHARMACEUTICALS (4.8%)
  Abbott Laboratories                                              252        14,062
  Barr Pharmaceuticals, Inc.                   (a)              20,040       928,854
  Forest Laboratories, Inc.                    (a)              75,577     3,887,681
  Johnson & Johnson                                            128,297     7,731,177
  King Pharmaceuticals, Inc.                   (a)              57,643     1,133,838
  Merck & Co., Inc.                                            305,686    13,502,151
  Mylan Laboratories, Inc.                     (b)              38,549       814,926
  Par Pharmaceutical Cos., Inc.                (a)                 987        24,793
& Pfizer, Inc.                                                 760,768    19,217,000
  Schering-Plough Corp.                                         42,204     1,076,624
  Watson Pharmaceuticals, Inc.                 (a)              24,367       644,020
                                                                        ------------
                                                                          48,975,126
                                                                        ------------
  REAL ESTATE INVESTMENT TRUSTS (0.4%)
  Apartment Investment & Management Co.
     Class A                                   (b)              21,208     1,223,490
  Boston Properties, Inc.                                        6,719       788,811
  Highwoods Properties, Inc.                                     3,286       129,764
  Macerich Co. (The)                                             2,046       188,969
  Plum Creek Timber Co., Inc.                                    4,126       162,647
  Potlatch Corp.                                                 6,995       320,231
  Regency Centers Corp.                                          1,958       163,591
  Simon Property Group, Inc.                                     6,487       721,679
                                                                        ------------
                                                                           3,699,182
                                                                        ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT
     (0.0%)                                    ++
  Realogy Corp.                                 (a)              4,261       126,168
                                                                        ------------
  ROAD & RAIL (0.1%)
  Avis Budget Group, Inc.                       (a)             24,630       672,892
  Con-way, Inc.                                                  2,869       142,991
  YRC Worldwide, Inc.                           (a)             13,946       560,908
                                                                        ------------
                                                                           1,376,791
                                                                        ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     (1.8%)
  Agere Systems, Inc.                          (a)              22,603       511,280

  Altera Corp.                                 (a)              55,674     1,112,923
  Analog Devices, Inc.                                           9,733       335,691
  Applied Materials, Inc.                                      338,305     6,197,748
  Atmel Corp.                                  (a)             104,098       523,613
  Intel Corp.                                                  133,636     2,556,457
  Intersil Corp. Class A                                        17,015       450,727
  Lam Research Corp.                           (a)(b)           16,931       801,514
  Linear Technology Corp.                                        8,498       268,452
  Micron Technology, Inc.                      (a)              22,774       275,110
  National Semiconductor Corp.                                  71,374     1,722,968
  Novellus Systems, Inc.                       (a)(b)           26,730       855,895
  NVIDIA Corp.                                 (a)              31,676       911,635
  Teradyne, Inc.                               (a)(b)           39,486       653,098
  Xilinx, Inc.                                                  54,417     1,400,149
                                                                        ------------
                                                                          18,577,260
                                                                        ------------
  SOFTWARE (3.7%)
  Adobe Systems, Inc.                          (a)              17,058       711,319
  BMC Software, Inc.                           (a)              50,376     1,551,077
  CA, Inc.                                                      73,651     1,908,297
  Cadence Design Systems, Inc.                 (a)              59,243     1,247,658
  Compuware Corp.                              (a)              80,412       763,110
  Fair Isaac Corp.                                              12,273       474,720
  Intuit, Inc.                                 (a)              49,519     1,354,840
  McAfee, Inc.                                 (a)              38,877     1,130,543
  Mentor Graphics Corp.                        (a)              12,207       199,462
& Microsoft Corp.                                              726,194    20,239,027
  Novell, Inc.                                 (a)              41,179       297,312
  Oracle Corp.                                 (a)             172,609     3,129,401
  Sybase, Inc.                                 (a)              22,260       562,733
  Symantec Corp.                               (a)             203,257     3,516,346
  Synopsys, Inc.                               (a)              21,311       558,988
                                                                        ------------
                                                                          37,644,833
                                                                        ------------
  SPECIALTY RETAIL (1.9%)
  Abercrombie & Fitch Co. Class A                                2,751       208,196
  Aeropostale, Inc.                            (a)              13,249       533,007
  American Eagle Outfitters, Inc.                               48,783     1,463,002
  AnnTaylor Stores Corp.                       (a)              15,323       594,226
  AutoNation, Inc.                             (a)              28,778       611,245
  AutoZone, Inc.                               (a)              12,386     1,587,142
  Barnes & Noble, Inc.                         (b)              12,511       493,559
  Best Buy Co., Inc.                                            12,398       604,031
  Charming Shoppes, Inc.                       (a)              29,946       387,801
  Circuit City Stores, Inc.                                     24,860       460,656
  Claire's Stores, Inc.                                          5,487       176,242
  Gap, Inc. (The)                                              128,994     2,219,987
  Office Depot, Inc.                           (a)              51,046     1,793,756
  OfficeMax, Inc.                                               18,080       953,539
  Pacific Sunwear of California, Inc.          (a)               6,229       129,750
  Payless ShoeSource, Inc.                     (a)              16,103       534,620
  RadioShack Corp.                             (b)              32,071       866,879
  Ross Stores, Inc.                                             29,998     1,031,931
  Sherwin-Williams Co. (The)                                    24,372     1,609,527
  TJX Cos., Inc.                                               110,991     2,992,317
                                                                        ------------
                                                                          19,251,413
                                                                        ------------
  TEXTILES, APPAREL & LUXURY GOODS (0.4%)
  Jones Apparel Group, Inc.                                     27,104       832,906

  Liz Claiborne, Inc.                                            3,197        136,991
  NIKE, Inc. Class B                                            13,323      1,415,702
  Polo Ralph Lauren Corp.                                       14,891      1,312,642
  VF Corp.                                                       5,511        455,319
                                                                        -------------
                                                                            4,153,560
                                                                        -------------
  THRIFTS & MORTGAGE FINANCE (0.7%)
  Fannie Mae                                                    60,693      3,312,624
  First Niagara Financial Group, Inc.                           10,041        139,670
  Freddie Mac                                                   20,084      1,194,797
  MGIC Investment Corp.                                          2,570        151,424
  PMI Group, Inc. (The)                                          5,212        235,687
  Radian Group, Inc.                                            24,994      1,371,671
  Washington Mutual, Inc.                                       27,552      1,112,550
                                                                        -------------
                                                                            7,518,423
                                                                        -------------
  TOBACCO (2.4%)
& Altria Group, Inc.                                           240,382     21,107,943
  Reynolds American, Inc.                      (b)              10,514        656,179
  Universal Corp.                                                6,303        386,689
  UST, Inc.                                                     33,924      1,966,914
                                                                        -------------
                                                                           24,117,725
                                                                        -------------
  TRADING COMPANIES & DISTRIBUTORS (0.0%)      ++
  United Rentals, Inc.                         (a)               4,115        113,163
                                                                        -------------
  WIRELESS TELECOMMUNICATION SERVICES
     (0.8%)
  ALLTEL Corp.                                                  57,555      3,568,410
  Sprint Nextel Corp.                                          212,731      4,033,380
  Telephone and Data Systems, Inc.                               4,752        283,314
                                                                        -------------
                                                                            7,885,104
                                                                        -------------
  Total Common Stocks
     (Cost $891,364,483)                                                1,005,083,496
                                                                        -------------

                                                             SHARES         VALUE
                                                          ------------  -------------
  INVESTMENT COMPANY (0.7%)
  S&P 500 Index - SPDR Trust Series 1          (b)(c)           48,880     6,943,404
                                                                        -------------
  Total Investment Company
     (Cost $7,017,795)                                                     6,943,404
                                                                        -------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  -------------
  SHORT-TERM INVESTMENTS (5.0%)
  COMMERCIAL PAPER (1.0%)
  Clipper Receivables Corp.
     5.286%, due 4/4/07                        (d)        $  1,544,239     1,544,239
  Commonwealth Bank of Australia
    (Delaware) Finance, Inc.
     5.269%, due 4/16/07                       (d)           1,853,088     1,853,088
  Fairway Finance Corp.
     5.274%, due 4/5/07                        (d)             926,543       926,543
  Grampian Funding LLC
     5.291%, due 4/23/07                       (d)             926,543       926,543
  Liberty Street Funding Co.
     5.285%, due 4/4/07                        (d)             926,543       926,543

  Old Line Funding LLC
     5.282%, due 4/10/07                       (d)             926,543       926,543
  Paradigm Funding LLC
     5.294%, due 4/16/07                       (d)             926,543       926,543
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                       (d)             926,543       926,543
  Ranger Funding LLC
     5.287%, due 4/10/07                       (d)           1,544,239     1,544,239
                                                                        -------------
  Total Commercial Paper
     (Cost $10,500,824)                                                   10,500,824
                                                                        -------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY
  (0.4%)
  BGI Institutional  Money Market Fund         (d)           4,436,403     4,436,403
                                                                        -------------
  Total Investment Company
     (Cost $4,436,403)                                                     4,436,403
                                                                        -------------

                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                          ------------  --------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $1,359,558 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $1,382,246 and a
     Market Value of $1,405,149)               (d)        $  1,358,930       1,358,930
                                                                        --------------
  Total Repurchase Agreement
     (Cost $1,358,930)                                                       1,358,930
                                                                        --------------
  TIME DEPOSITS (3.5%)
  Abbey National PLC
     5.30%, due 5/7/07                         (d)           2,470,782       2,470,782
  Banco Bilbao Vizcaya
     Argentaria S.A.
     5.305%, due 4/26/07                       (d)           1,544,239       1,544,239
  Bank of America Corp.
     5.27%, due 5/18/07                        (d)(e)        2,470,782       2,470,782
  Bank of Nova Scotia
     5.28%, due 4/16/07                        (d)           2,161,935       2,161,935
  BNP Paribas
     5.27%, due 4/9/07                         (d)           2,161,935       2,161,935
  Citigroup, Inc.
     5.375%, due 4/2/07                        (d)           1,853,088       1,853,088
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                       (d)           2,470,782       2,470,782
  Fortis Bank
     5.27%, due 4/11/07                        (d)           2,470,782       2,470,782
  KBC Bank N.V.
     5.28%, due 6/5/07                         (d)           1,853,088       1,853,088
  Rabobank Nederland
     5.275%, due 4/9/07                        (d)           1,853,088       1,853,088
  Royal Bank of Scotland
     5.285%, due 5/8/07                        (d)           1,544,239       1,544,239
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                        (d)           2,161,935       2,161,935
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                         (d)           2,470,782       2,470,782
  Standard Chartered Bank
     5.28%, due 4/13/07                        (d)           2,470,782       2,470,782

  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                         (d)           2,470,782       2,470,782
  UBS AG
     5.27%, due 5/4/07                         (d)           2,470,782       2,470,782
                                                                        --------------
  Total Time Deposits
     (Cost $34,899,803)                                                     34,899,803
                                                                        --------------
  Total Short-Term Investments
     (Cost $51,195,960)                                                     51,195,960
                                                                        --------------
  Total Investments
     (Cost $949,578,238)                       (f)               104.8%  1,063,222,860(g)
  Liabilities in Excess of
     Cash and Other Assets                                        (4.8)    (48,689,451)
                                                          ------------  --------------
  Net Assets                                                     100.0% $1,014,533,409
                                                          ============  ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(f)  The cost for federal income tax purposes is $958,008,225.

(g) At March 31, 2007 net unrealized appreciation was $105,214,635, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $130,622,746 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $25,408,111.

MAINSTAY VP CONSERVATIVE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES        VALUE
                                                          ------------  ------------
  AFFILIATED INVESTMENT COMPANIES (99.7%) +
  EQUITY FUNDS (39.8%)
  MainStay ICAP Equity Fund Class I                             46,823  $  2,123,879
  MainStay ICAP International Fund Class I                      53,336     2,149,976
  MainStay VP Capital Appreciation
     Portfolio Initial Class                                    47,531     1,192,219
  MainStay VP Common Stock Portfolio
     Initial Class                                             297,863     7,369,262
  MainStay VP ICAP Select Equity Portfolio
     Initial Class                             (a)             614,598     8,594,280
  MainStay VP International Equity
     Portfolio Initial Class                                   111,946     2,161,071
  MainStay VP Large Cap Growth Portfolio
     Initial Class                                             682,727     8,600,416
  MainStay VP S&P 500 Index Portfolio
     Initial Class                                              72,456     2,113,204
                                                                        ------------
                                                                          34,304,307
                                                                        ------------
  FIXED INCOME FUNDS (59.9%)
  MainStay VP Bond Portfolio Initial Class     (a)           2,798,803    38,635,387
  MainStay VP Floating Rate Portfolio
     Initial Class                             (a)             652,784     6,446,194
  MainStay VP High Yield Corporate Bond
     Portfolio Initial Class                                   598,021     6,448,086
                                                                        ------------
                                                                          51,529,667
                                                                        ------------
  Total Affiliated Investment Companies
     (Cost $82,338,169)                        (b)                99.7%   85,833,974(c)
  Cash and Other Assets,
     Less Liabilities                                              0.3       223,894
                                                          ------------  ------------
  Net Assets                                                     100.0% $ 86,057,868
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

(a) The Portfolio's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(b)  The cost for federal income tax purposes is $82,402,130.

(c) At March 31, 2007 net unrealized appreciation was $3,431,844 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,534,653 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $102,809.

MAINSTAY VP CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  CONVERTIBLE SECURITIES (89.9%)               +
  CONVERTIBLE BONDS (77.7%)
  ADVERTISING (1.0%)
  Interpublic Group of Cos., Inc.
     4.50%, due 3/15/23                                   $  3,055,000  $  3,643,087
                                                                        ------------
  AEROSPACE & DEFENSE (3.1%)
  AAR Corp.
     1.75%, due 2/1/26                                       1,200,000     1,359,000
  L-3 Communications Corp.
     3.00%, due 8/1/35                         (a)           4,360,000     4,676,100
  Triumph Group, Inc.
     2.625%, due 10/1/26                       (a)           1,981,000     2,374,724
     2.625%, due 10/1/26                       (b)           2,340,000     2,805,075
                                                                        ------------
                                                                          11,214,899
                                                                        ------------
  AUTO PARTS & EQUIPMENT (0.5%)
  ArvinMeritor, Inc.
     4.00%, due 2/15/27
     (zero coupon), beginning 2/15/19          (a)(b)        1,840,000     1,777,900
                                                                        ------------
  BIOTECHNOLOGY (3.7%)
  Amgen, Inc.
     0.125%, due 2/1/11                        (a)           6,610,000     6,072,937
     0.125%, due 2/1/11                        (b)           4,295,000     3,946,031
  Citigroup Funding, Inc.
     (Genentech, Inc.)
     0.50%, due 2/3/11                         (c)           3,720,000     3,406,032
                                                                        ------------
                                                                          13,425,000
                                                                        ------------
  CHEMICALS (0.2%)
  Pioneer Cos., Inc.
     2.75%, due 3/1/27                         (a)(b)          715,000       752,537
                                                                        ------------
  COMPUTERS (8.2%)
  Cadence Design Systems, Inc.
     1.375%, due 12/15/11                      (a)           2,690,000     3,049,787
     1.50%, due 12/15/13                       (a)(b)        2,690,000     3,080,050
& Credit Suisse USA, Inc.
     (Hewlett-Packard Co.)
     1.00%, due 3/23/11                        (c)           7,360,000     8,025,344
  Electronic Data Systems Corp.
     3.875%, due 7/15/23                       (b)           5,170,000     5,467,275
  EMC Corp.
     1.75%, due 12/1/11                        (a)           6,975,000     7,524,281
  Hewlett-Packard Co.
     (zero coupon), due 10/14/17                             3,480,000     2,518,650
                                                                        ------------
                                                                          29,665,387
                                                                        ------------

  DISTRIBUTION & WHOLESALE (4.2%)
& Costco Wholesale Corp.
     (zero coupon), due 8/19/17                (b)           6,440,000     7,905,100
  WESCO International, Inc.
     1.75%, due 11/15/26                       (a)           7,465,000     7,287,706
                                                                        ------------
                                                                          15,192,806
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (4.4%)
  Affiliated Managers Group, Inc.
     (zero coupon), due 5/7/21                               2,750,000     5,207,812
& Merrill Lynch & Co., Inc.
     (zero coupon), due 3/13/32                              8,835,000    10,760,146
                                                                        ------------
                                                                          15,967,958
                                                                        ------------
  ELECTRONICS (3.6%)
  Fisher Scientific International, Inc.
     2.50%, due 10/1/23                                      2,760,000     5,640,750
     3.25%, due 3/1/24                         (b)           5,515,000     7,486,612
                                                                        ------------
                                                                          13,127,362
                                                                        ------------
  ENERGY - ALTERNATE SOURCES (1.3%)
  Covanta Holding Corp.
     1.00%, due 2/1/27                                       4,760,000     4,700,500
                                                                        ------------
  ENVIRONMENTAL CONTROL (1.8%)
  Waste Connections, Inc.
     3.75%, due 4/1/26                         (a)           1,790,000     1,962,287
     3.75%, due 4/1/26                         (b)           4,255,000     4,664,544
                                                                        ------------
                                                                           6,626,831
                                                                        ------------
  FOOD (2.5%)
& Lehman Brothers Holdings, Inc.
     (Whole Foods Market, Inc.) Series WFMI
     1.25%, due 2/6/14                         (c)           9,115,000     9,156,017
                                                                        ------------
  HEALTH CARE-PRODUCTS (6.1%)
  Bear Stearns Global Asset CI
     (Boston Scientific) Series BSX
     0.25%, due 1/26/14                        (a)(c)        7,315,000     6,392,578
  Henry Schein, Inc.
     3.00%, due 8/15/34                                      4,510,000     5,958,837
  Medtronic, Inc.
     1.625%, due 4/15/13                       (a)           5,960,000     6,123,900
     1.625%, due 4/15/13                                     3,415,000     3,508,912
                                                                        ------------
                                                                          21,984,227
                                                                        ------------
  HOUSEHOLD PRODUCTS & WARES (1.4%)
  Church & Dwight Co., Inc.
     5.25%, due 8/15/33                                      2,980,000     5,013,850
                                                                        ------------
  INTERNET (0.0%)                              ++
  At Home Corp.
     4.75%, due 12/15/07                       (d)(e)(f)     2,335,418           234
                                                                        ------------
  LODGING (1.7%)
  Hilton Hotels Corp.
     3.375%, due 4/15/23                                     3,820,000     6,231,375
                                                                        ------------

  MEDIA (4.3%)
  Charter Communications, Inc.
     5.875%, due 11/16/09                                    1,250,000     1,701,563
  Sirius Satellite Radio, Inc.
     2.50%, due 2/15/09                        (b)           1,615,000     1,635,188
& Walt Disney Co. (The)
     2.125%, due 4/15/23                                    10,245,000    12,434,869
                                                                        ------------
                                                                          15,771,620
                                                                        ------------
  MISCELLANEOUS - MANUFACTURING (1.0%)
  Barnes Group, Inc.
     3.375%, due 3/15/27                       (a)           1,924,000     2,017,795
     3.75%, due 8/1/25                                       1,370,000     1,714,213
                                                                        ------------
                                                                           3,732,008
                                                                        ------------
  OIL & GAS (4.9%)
  Devon Energy Corp.
     4.90%, due 8/15/08                                      3,180,000     4,448,025
  Pride International, Inc.
     3.25%, due 5/1/33                                       3,170,000     4,014,013
  St Mary Land & Exploration Co.
     3.50%, due 4/1/27                         (a)(g)        1,810,000     1,819,340
& Transocean, Inc.
     1.50%, due 5/15/21                                      6,500,000     7,637,500
                                                                        ------------
                                                                          17,918,878
                                                                        ------------
  OIL & GAS SERVICES (10.9%)
& Cameron International Corp.
     1.50%, due 5/15/24                                      8,635,000    15,996,338
  Halliburton Co.
     3.125%, due 7/15/23                                     4,345,000     7,462,538
& Schlumberger, Ltd.
     1.50%, due 6/1/23                                       8,405,000    16,169,120
                                                                        ------------
                                                                          39,627,996
                                                                        ------------
  PHARMACEUTICALS (7.5%)
  ALZA Corp.
     (zero coupon), due 7/28/20                (b)           5,525,000     4,599,563
  Mylan Laboratories, Inc.
     1.25%, due 3/15/12                                      4,560,000     4,902,000
  Teva Pharmaceutical Finance Co. B.V.
     0.375%, due 11/15/22                                    1,315,000     2,294,675
     Series D
     1.75%, due 2/1/26                         (b)           3,335,000     3,259,963
  Teva Pharmaceutical Finance LLC
     Series B
     0.25%, due 2/1/24                                       2,630,000     3,011,350
  Watson Pharmaceuticals, Inc.
     1.75%, due 3/15/23                                      4,035,000     3,782,813
  Wyeth
     4.877%, due 1/15/24                       (b)(h)        5,140,000     5,505,968
                                                                        ------------
                                                                          27,356,332
                                                                        ------------
  SEMICONDUCTORS (0.3%)
  Cypress Semiconductor Corp.
     1.00%, due 9/15/09                        (a)(b)        1,197,000     1,213,459
                                                                        ------------
  SOFTWARE (1.0%)
  Sybase, Inc.
     1.75%, due 2/22/25                        (b)           3,250,000     3,705,000
                                                                        ------------

  TELECOMMUNICATIONS (4.1%)
  Lucent Technologies, Inc.
     Series A
     2.875%, due 6/15/23                       (b)           3,575,000     3,583,938
  NII Holdings, Inc.
     2.75%, due 8/15/25                        (a)           1,055,000     1,702,506
     2.75%, due 8/15/25                                      1,315,000     2,122,081
  SBA Communications Corp.
     0.375%, due 12/1/10                       (a)           2,384,000     2,458,500
  Time Warner Telecom, Inc.
     2.375%, due 4/1/26                                      3,895,000     5,112,188
                                                                        ------------
                                                                          14,979,213
                                                                        ------------
  Total Convertible Bonds
     (Cost $257,806,094)                                                 282,784,476
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  CONVERTIBLE PREFERRED STOCKS (12.2%)
  AUTO MANUFACTURERS (1.3%)
  Ford Motor Co. Capital Trust II
     6.50%                                                      74,100     2,649,816
  General Motors Corp.
     5.25% Series B                                            101,200     2,099,900
                                                                        ------------
                                                                           4,749,716
                                                                        ------------
  CHEMICALS (1.7%)
  Celanese Corp.
     4.25%                                                     152,400     6,271,260
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (1.5%)
  Citigroup Funding, Inc.
     5.02%                                     (i)              92,200     3,006,642
  Lehman Brothers Holdings, Inc.
     10.25%                                                    364,560     2,376,931
                                                                        ------------
                                                                           5,383,573
                                                                        ------------
  INSURANCE (2.1%)
& MetLife, Inc.
     6.375%                                                    240,200     7,686,400
                                                                        ------------
  MINING (1.1%)
  Freeport-McMoRan Copper & Gold, Inc.
     6.75%                                                      38,000     4,062,580
                                                                        ------------
  OIL & GAS (2.6%)
& Chesapeake Energy Corp.
     4.50%                                     (b)              94,400     9,416,400
                                                                        ------------
  PHARMACEUTICALS (1.1%)
  Schering-Plough Corp.
     6.00%                                     (b)              64,600     3,801,710
                                                                        ------------
  TELECOMMUNICATIONS (0.8%)
  Lucent Technologies Capital Trust I
     7.75%                                                       2,775     2,880,103
                                                                        ------------

  Total Convertible Preferred Stocks
     (Cost $41,047,713)                                                   44,251,742
                                                                        ------------
  Total Convertible Securities
     (Cost $298,853,807)                                                 327,036,218
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  COMMON STOCKS (7.5%)
  DIVERSIFIED FINANCIAL SERVICES (0.4%)
  Citigroup, Inc.                                               27,974     1,436,185
                                                                        ------------
  ENGINEERING & CONSTRUCTION (0.8%)
  McDermott International, Inc.                (j)              61,950     3,034,311
                                                                        ------------
  HEALTH CARE-PRODUCTS (0.9%)
  Boston Scientific Corp.                      (j)             214,700     3,121,738
                                                                        ------------
  IRON & STEEL (0.3%)
  Allegheny Technologies, Inc.                 (b)               8,300       885,527
                                                                        ------------
  MEDIA (0.7%)
  News Corp. Class A                                           106,600     2,464,592
                                                                        ------------
  OIL & GAS (0.8%)
  Hess Corp.                                                    54,900     3,045,303
                                                                        ------------
  OIL & GAS SERVICES (1.5%)
  Baker Hughes, Inc.                                            19,700     1,302,761
  Input/Output, Inc.                           (b)(j)           59,500       819,910
  Tidewater, Inc.                              (b)              59,300     3,473,794
                                                                        ------------
                                                                           5,596,465
                                                                        ------------
  SOFTWARE (1.5%)
  Microsoft Corp.                                              199,300     5,554,491
                                                                        ------------
  TELECOMMUNICATIONS (0.6%)
  Loral Space & Communications, Ltd.           (j)              41,200     2,096,256
                                                                        ------------
  Total Common Stocks
     (Cost $23,964,655)                                                   27,234,868
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (1.3%)
  S&P 500 Index - SPDR Trust Series 1          (b)(k)           32,100     4,559,805
                                                                        ------------
  Total Investment Company
     (Cost $3,387,350)                                                     4,559,805
                                                                        ------------

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (18.6%)
  COMMERCIAL PAPER (5.0%)
  Australia & New Zealand Banking Group,
     Ltd.
     5.25%, due 4/3/07                                    $  4,800,000     4,798,600
  Clipper Receivables Corp.
     5.286%, due 4/4/07                        (l)           1,877,028     1,877,028

  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                       (l)           2,252,432     2,252,432
  Fairway Finance Corp.
     5.274%, due 4/5/07                        (l)           1,126,216     1,126,216
  Grampian Funding LLC
     5.291%, due 4/23/07                       (l)           1,126,216     1,126,216
  Liberty Street Funding Co.
     5.285%, due 4/4/07                        (l)           1,126,216     1,126,216
  Old Line Funding LLC
     5.282%, due 4/10/07                       (l)           1,126,216     1,126,216
  Paradigm Funding LLC
     5.294%, due 4/16/07                       (l)           1,126,216     1,126,216
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                       (l)           1,126,216     1,126,216
  Rabobank USA Finance Corp.
     5.37%, due 4/2/07                                         690,000       689,897
  Ranger Funding LLC
     5.287%, due 4/10/07                       (l)           1,877,027     1,877,027
                                                                        ------------
  Total Commercial Paper
     (Cost $18,252,280)                                                   18,252,280
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (1.5%)
  BGI Institutional Money Market Fund          (l)           5,392,458     5,392,458
                                                                         ------------
  Total Investment Company
     (Cost $5,392,458)                                                     5,392,458
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.4%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $1,652,546 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $1,680,123 and a
     Market Value of $1,707,962)               (l)         $ 1,651,783     1,651,783
                                                                        ------------
  Total Repurchase Agreement
     (Cost $1,651,783)                                                     1,651,783
                                                                        ------------
  TIME DEPOSITS (11.7%)
  Abbey National PLC
     5.30%, due 5/7/07                         (l)           3,003,242     3,003,242
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                       (l)           1,877,027     1,877,027
  Bank of America Corp.
     5.27%, due 5/18/07                        (h)(l)        3,003,242     3,003,242
  Bank of Nova Scotia
     5.28%, due 4/16/07                        (l)           2,627,837     2,627,837
  BNP Paribas
     5.27%, due 4/9/07                         (l)           2,627,837     2,627,837
  Citigroup, Inc.
     5.375%, due 4/2/07                        (l)           2,252,432     2,252,432
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                       (l)           3,003,242     3,003,242
  Fortis Bank
     5.27%, due 4/11/07                        (l)           3,003,242     3,003,242
  KBC Bank N.V.

     5.28%, due 6/5/07                         (l)           2,252,432     2,252,432
  Royal Bank of Scotland
     5.285%, due 5/8/07                        (l)           1,877,028     1,877,028
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                        (l)           2,627,837     2,627,837
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                         (l)           3,003,242     3,003,242
  Standard Chartered Bank
     5.28%, due 4/13/07                        (l)           3,003,242     3,003,242
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                         (l)           3,003,242     3,003,242
  UBS AG
     5.27%, due 5/4/07                         (l)           3,003,242     3,003,242
  Rabobank Nederland
     5.275%, due 4/9/07                        (l)           2,252,432     2,252,432
                                                                        ------------
  Total Time Deposits
     (Cost $42,420,798)                                                   42,420,798
                                                                        ------------
  Total Short-Term Investments
     (Cost $67,717,319)                                                   67,717,319
                                                                        ------------
  Total Investments
     (Cost $393,923,131)                       (m)               117.3%  426,548,210(n)
  Liabilities in Excess of
     Cash and Other Assets                                       (17.3)  (62,784,643)
                                                          ------------  ------------
  Net Assets                                                     100.0% $363,763,567
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change & daily.

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(d)  Issue in default.

(e)  Issuer in bankruptcy.

(f) Fair valued security. The total market value of the security at March 31, 2007 is $234, which reflects 0.0% of the Portfolio's net assets.

(g) Illiquid security. The total market value of the security at March 31, 2007 is $1,819,340, which represents 0.5% of the Portfolio's net assets.

(h)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(i) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(j)  Non-income producing security.

(k) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(l) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)  The cost for federal income tax purposes is $398,393,782.

(n) At March 31, 2007 net unrealized appreciation was $28,154,428, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $37,896,412 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,741,984.

MAINSTAY VP DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES        VALUE
                                                          ------------  ------------
  COMMON STOCKS (97.7%)                        +
  AEROSPACE & DEFENSE (2.0%)
  AAR Corp.                                    (a)              14,700  $    405,132
  BE Aerospace, Inc.                           (a)              26,600       843,224
                                                                        ------------
                                                                           1,248,356
                                                                        ------------
  AIRLINES (0.7%)
  Allegiant Travel Co.                         (a)              14,200       447,300
                                                                        ------------
  BIOTECHNOLOGY (2.8%)
  Applera Corp. - Celera Group                 (a)              14,600       207,320
  Array BioPharma, Inc.                        (a)              22,400       284,480
  BioMarin Pharmaceuticals, Inc.               (a)              30,000       517,800
  Onyx Pharmaceuticals, Inc.                   (a)(b)           30,900       767,556
                                                                        ------------
                                                                           1,777,156
                                                                        ------------
  CAPITAL MARKETS (5.7%)
  Cohen & Steers, Inc.                                          11,400       491,112
  FCStone Group, Inc.                          (a)              22,200       828,504
  Jefferies Group, Inc.                                         20,600       596,370
  KBW, Inc.                                    (a)              13,800       479,688
  Penson Worldwide, Inc.                       (a)              21,500       649,085
  Thomas Weisel Partners Group, Inc.           (a)(b)           27,900       530,658
                                                                        ------------
                                                                           3,575,417
                                                                        ------------
  COMMERCIAL BANKS (1.6%)
  PrivateBancorp, Inc.                         (b)              10,800       394,848
  Prosperity Bancshares, Inc.                  (b)               9,900       343,926
  Western Alliance Bancorp                     (a)               9,800       304,192
                                                                        ------------
                                                                           1,042,966
                                                                        ------------
  COMMERCIAL SERVICES & SUPPLIES (4.6%)
  CRA International, Inc.                      (a)(b)            6,000       313,080
  Geo Group, Inc. (The)                        (a)              15,600       706,992
  Kenexa Corp.                                 (a)(b)           10,300       320,639
  Resources Connection, Inc.                   (a)              19,000       607,810
& TeleTech Holdings, Inc.                      (a)              26,800       983,292
                                                                        ------------
                                                                           2,931,813
                                                                        ------------
  COMMUNICATIONS EQUIPMENT (1.3%)
  NETGEAR, Inc.                                (a)              27,700       790,281
                                                                        ------------
  COMPUTERS & PERIPHERALS (0.4%)
  Synaptics, Inc.                              (a)(b)           10,200       260,916
                                                                        ------------
  CONSUMER FINANCE (0.7%)
  Dollar Financial Corp.                       (a)              18,100       457,930
                                                                        ------------
  DIVERSIFIED CONSUMER SERVICES (4.1%)

  Capella Education Co.                        (a)               9,900       332,046
  Coinstar, Inc.                               (a)              14,800       463,240
  New Oriental Education & Technology
     Group, Inc. ADR                           (a)(c)           17,800       721,434
& Strayer Education, Inc.                                        8,500     1,062,500
                                                                        ------------
                                                                           2,579,220
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (1.0%)
  International Securities Exchange
     Holdings, Inc.                                             13,200       644,160
                                                                        ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
  Cbeyond, Inc.                                (a)               5,800       170,114
  NeuStar, Inc. Class A                        (a)(b)           16,300       463,572
                                                                        ------------
                                                                             633,686
                                                                        ------------
  ELECTRIC UTILITIES (0.8%)
  ITC Holdings Corp.                                            11,000       476,190
                                                                        ------------
  ELECTRICAL EQUIPMENT (1.6%)
  Baldor Electric Co.                                           15,000       566,100
  First Solar, Inc.                            (a)               9,000       468,090
                                                                        ------------
                                                                           1,034,190
                                                                        ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (4.0%)
  Anixter International, Inc.                  (a)               9,700       639,618
  Daktronics, Inc.                             (b)              17,500       480,200
  IPG Photonics Corp.                          (a)               9,900       190,080
  Mellanox Technologies, Ltd.                  (a)               5,000        72,750
& SunPower Corp. Class A                       (a)(b)           25,500     1,160,246
                                                                        ------------
                                                                           2,542,894
                                                                        ------------
  ENERGY EQUIPMENT & SERVICES (3.9%)
  Cal Dive International, Inc.                 (a)              37,000       451,770
  Dril-Quip, Inc.                              (a)              13,000       562,640
  Oceaneering International, Inc.              (a)              11,200       471,744
  Superior Energy Services, Inc.               (a)(b)           18,400       634,248
  TETRA Technologies, Inc.                     (a)              13,800       340,998
                                                                        ------------
                                                                           2,461,400
                                                                        ------------
  HEALTH CARE EQUIPMENT & SUPPLIES (8.5%)
  Align Technology, Inc.                       (a)(b)           45,900       727,974
  ev3, Inc.                                    (a)(b)           19,600       386,120
& Hologic, Inc.                                (a)              16,900       974,116
  Immucor, Inc.                                (a)              19,810       583,008
  Kyphon, Inc.                                 (a)              19,000       857,660
  Mentor Corp.                                 (b)              10,400       478,400
  NuVasive, Inc.                               (a)              22,200       527,250
  Volcano Corp.                                (a)              26,500       477,265
  Zoll Medical Corp.                           (a)              12,600       335,790
                                                                        ------------
                                                                           5,347,583
                                                                        ------------
  HEALTH CARE PROVIDERS & SERVICES (2.8%)
  Bio-Reference Laboratories, Inc.             (a)              16,200       411,480
  HMS Holdings Corp.                           (a)(b)           19,100       418,290
  inVentiv Health, Inc.                        (a)              10,400       398,216
  Sunrise Senior Living, Inc.                  (a)              13,300       525,616
                                                                        ------------
                                                                           1,753,602
                                                                        ------------

  HEALTH CARE TECHNOLOGY (2.2%)
  Allscripts Healthcare Solutions, Inc.        (a)(b)           20,300       544,243
  Phase Forward, Inc.                          (a)              37,300       489,749
  Vital Images, Inc.                           (a)               4,700       156,322
  WebMD Health Corp. Class A                   (a)               3,900       205,257
                                                                        ------------
                                                                           1,395,571
                                                                        ------------
  HOTELS, RESTAURANTS & LEISURE (2.0%)
  Chipotle Mexican Grill, Inc. Class A         (a)(b)           11,500       714,150
  Ctrip.com International, Ltd., ADR           (c)               8,600       576,071
                                                                        ------------
                                                                           1,290,221
                                                                        ------------
  HOUSEHOLD DURABLES (0.8%)
  Tempur-Pedic International, Inc.             (b)              20,200       524,998
                                                                        ------------
  INTERNET & CATALOG RETAIL (1.8%)
  Priceline.com, Inc.                          (a)(b)           15,200       809,552
  Shutterfly, Inc.                             (a)(b)           19,900       319,196
                                                                        ------------
                                                                           1,128,748
                                                                        ------------
  INTERNET SOFTWARE & SERVICES (11.9%)
  aQuantive, Inc.                              (a)(b)           29,700       828,927
  Baidu.com, Inc., ADR                         (a)(c)              500        48,275
  Bankrate, Inc.                               (a)(b)           13,400       472,216
  DealerTrack Holdings, Inc.                   (a)              15,900       488,448
& Digital River, Inc.                          (a)              17,400       961,350
& Equinix, Inc.                                (a)(b)           11,200       959,056
  Knot, Inc. (The)                             (a)(b)           16,400       353,092
  Liquidity Services, Inc.                     (a)              36,600       620,004
  SINA Corp.                                   (a)(b)           18,600       625,146
  Switch & Data Facilities Co.                 (a)(b)           15,900       288,108
  ValueClick, Inc.                             (a)              24,400       637,572
  VistaPrint, Ltd.                             (a)(b)           22,400       857,920
  Vocus, Inc.                                  (a)              20,000       402,600
                                                                        ------------
                                                                           7,542,714
                                                                        ------------
  IT SERVICES (2.2%)
  ExlService Holdings, Inc.                    (a)              13,500       278,505
  Isilon Systems, Inc.                         (a)              10,100       163,317
  Sykes Enterprises, Inc.                      (a)              23,100       421,344
  Syntel, Inc.                                                  15,800       547,470
                                                                        ------------
                                                                           1,410,636
                                                                        ------------
  LIFE SCIENCES TOOLS & SERVICES (0.6%)
  Advanced Magnetics, Inc.                     (a)               5,900       355,593
                                                                        ------------
  MACHINERY (1.7%)
  Kaydon Corp.                                                  12,400       527,744
  Middleby Corp. (The)                         (a)               4,100       540,544
                                                                        ------------
                                                                           1,068,288
                                                                        ------------
  MEDIA (0.9%)
  Morningstar, Inc.                            (a)              10,900       562,876
                                                                        ------------
  METALS & MINING (2.9%)
  Century Aluminum Co.                         (a)              10,500       492,240
  Chaparral Steel Co.                          (b)              11,600       674,772
  Cleveland-Cliffs, Inc.                       (b)              10,300       659,303

                                                                        ------------
                                                                           1,826,315
                                                                        ------------
  OIL, GAS & CONSUMABLE FUELS (1.0%)
  VeraSun Energy Corp.                         (a)(b)           31,100       617,957
                                                                        ------------
  PHARMACEUTICALS (0.8%)
  Medicis Pharmaceutical Corp. Class A         (b)              15,700       483,874
                                                                        ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     (6.5%)
  ANADIGICS, Inc.                              (a)(b)           53,000       626,460
  Atheros Communications, Inc.                 (a)(b)           34,600       827,978
  FormFactor, Inc.                             (a)              13,200       590,700
  SiRF Technology Holdings, Inc.               (a)(b)           25,000       694,000
  Tessera Technologies, Inc.                   (a)(b)           11,600       460,984
& Varian Semiconductor Equipment
     Associates, Inc.                          (a)              17,550       936,819
                                                                        ------------
                                                                           4,136,941
                                                                        ------------
  SOFTWARE (6.2%)
  Concur Technologies, Inc.                    (a)(b)           27,200       474,912
  FactSet Research Systems, Inc.                                11,200       703,920
  Glu Mobile, Inc.                             (a)(b)            6,300        63,000
  Nuance Communications, Inc.                  (a)(b)           50,400       771,624
& Shanda Interactive Entertainment,
     Ltd., ADR                                 (a)(b)(c)        36,300       974,655
  Synchronoss Technologies, Inc.               (a)              14,100       245,340
  THQ, Inc.                                    (a)(b)           20,700       707,733
                                                                        ------------
                                                                           3,941,184
                                                                        ------------
  SPECIALTY RETAIL (4.4%)
& Dick's Sporting Goods, Inc.                  (a)              15,700       914,682
  Hibbett Sports, Inc.                         (a)               8,800       251,592
  J. Crew Group, Inc.                          (a)              17,700       711,009
& Zumiez, Inc.                                 (a)(b)           21,900       878,628
                                                                        ------------
                                                                           2,755,911
                                                                        ------------
  TEXTILES, APPAREL & LUXURY GOODS (4.3%)
  Crocs, Inc.                                  (a)(b)           10,800       510,300
  Deckers Outdoor Corp.                        (a)               8,000       568,160
  Heelys, Inc.                                 (a)(b)           15,500       454,770
  Under Armour, Inc. Class A                   (a)(b)           12,900       661,770
  Volcom, Inc.                                 (a)(b)           15,600       536,016
                                                                        ------------
                                                                           2,731,016
                                                                        ------------
  Total Common Stocks
     (Cost $56,197,028)                                                   61,777,903
                                                                        ------------

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (30.5%)
  COMMERCIAL PAPER (6.3%)
  Clipper Receivables Corp.
     5.286%, due 4/4/07                        (d)        $    582,557       582,557
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                       (d)             699,068       699,068
  Fairway Finance Corp.
     5.274%, due 4/5/07                        (d)             349,534       349,534
  Grampian Funding LLC

     5.291%, due 4/23/07                       (d)             349,534       349,534
  Liberty Street Funding Co.
     5.285%, due 4/4/07                        (d)             349,534       349,534
  Old Line Funding LLC
     5.282%, due 4/10/07                       (d)             349,534       349,534
  Paradigm Funding LLC
     5.294%, due 4/16/07                       (d)             349,534       349,534
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                       (d)             349,534       349,534
  Ranger Funding LLC
     5.287%, due 4/10/07                       (d)             582,557       582,557
                                                                        ------------
  Total Commercial Paper
     (Cost $3,961,386)                                                     3,961,386
                                                                        ------------

                                                             SHARES        VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (2.6%)
  BGI Institutional Money Market Fund          (d)           1,673,612     1,673,612
                                                                        ------------
  Total Investment Company
     (Cost $1,673,612)                                                     1,673,612
                                                                        ------------

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.8%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $512,887 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $521,446 and a
     Market Value of $530,086)                 (d)        $    512,650       512,650
                                                                        ------------
  Total Repurchase Agreement
     (Cost $512,650)                                                         512,650
                                                                        ------------
  TIME DEPOSITS (20.8%)
  Abbey National PLC
     5.30%, due 5/7/07                         (d)             932,092       932,092
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                       (d)             582,557       582,557
  Bank of America Corp.
     5.27%, due 5/18/07                        (d)(e)          932,092       932,092
  Bank of Nova Scotia
     5.28%, due 4/16/07                        (d)             815,580       815,580
  BNP Paribas
     5.27%, due 4/9/07                         (d)             815,580       815,580
  Citigroup, Inc.
     5.375%, due 4/2/07                        (d)             699,068       699,068
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                       (d)             932,092       932,092
  Fortis Bank
     5.27%, due 4/11/07                        (d)             932,092       932,092
  KBC Bank N.V.
     5.28%, due 6/5/07                         (d)             699,068       699,068
  Rabobank Nederland
     5.275%, due 4/9/07                        (d)             699,068       699,068
  Royal Bank of Scotland
     5.285%, due 5/8/07                        (d)             582,557       582,557
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                        (d)             815,580       815,580

  Societe Generale North America, Inc.
     5.30%, due 4/4/07                         (d)             932,091       932,091
  Standard Chartered Bank
     5.28%, due 4/13/07                        (d)             932,091       932,091
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                         (d)             932,091       932,091
  UBS AG
     5.27%, due 5/4/07                         (d)             932,091       932,091
                                                                        ------------
  Total Time Deposits
     (Cost $13,165,790)                                                   13,165,790
                                                                        ------------
  Total Short-Term Investments
     (Cost $19,313,438)                                                   19,313,438
                                                                        ------------
  Total Investments
     (Cost $75,510,466)                        (f)               128.2%   81,091,341(g)
  Liabilities in Excess of
     Cash and Other Assets                                       (28.2)  (17,832,413)
                                                          ------------  ------------
  Net Assets                                                     100.0% $ 63,258,928
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(f)  The cost for federal income tax purposes is $75,981,644.

(g) At March 31, 2007 net unrealized appreciation was $5,109,697, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,781,333 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,671,636.

MAINSTAY VP FLOATING RATE PORTFOLIO
PORTFOLIO OF INVESTMENTS                             March 31, 2007 unaudited

                                                            PRINCIPAL
                                                             AMOUNT        VALUE
                                                          ------------  ------------
  LONG-TERM INVESTMENTS (91.0%)                +
  CORPORATE BOND (0.2%)
  PACKAGING & CONTAINERS (0.2%)
  Berry Plastics Holding Corp.
     8.875%, due 9/15/14                                  $    500,000  $    511,250
                                                                        ------------
  Total Corporate Bond
     (Cost $500,000)                                                         511,250
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT        VALUE
                                                          ------------  ------------
  FLOATING RATE LOANS (85.6%)                  (a)
  AEROSPACE & DEFENSE (1.7%)
  Hexcel Corp.
     Tranche B Term Loan
     7.108%, due 3/1/12                                      1,313,678     1,314,772
  Spirit Aerosystems, Inc.
     Term Loan B
     7.11%, due 9/30/13                                      1,693,573     1,704,158
  Transdigm, Inc.
     Term Loan
     7.348%, due 6/23/13                                     1,000,000     1,006,000
  Vought Aircraft Industries, Inc.
     Term Loan
     7.83%, due 12/22/11                                       990,476       997,080
                                                                        ------------
                                                                           5,022,010
                                                                        ------------
  AUTOMOBILE (1.9%)
  Ford Motor Co.
     Term Loan B
     8.36%, due 12/16/13                                     1,745,625     1,750,474
  Goodyear Tire & Rubber Co. (The)
     2nd Lien Term Loan
     8.14%, due 4/30/10                                      1,500,000     1,510,625
  Key Safety Systems, Inc.
     1st Lien Term Loan
     7.57%, due 3/8/14                                       1,000,000       999,375
  TRW Automotive, Inc.
     Tranche B Term Loan
     6.938%, due 6/30/12                                     1,096,386     1,095,359
                                                                        ------------
                                                                           5,355,833
                                                                        ------------
  BEVERAGE, FOOD & TOBACCO (4.1%)
  American Seafoods Group LLC
     Term Loan A
     7.10%, due 9/30/11                                        778,372       775,453
  BF Bolthouse Holdco LLC
     1st Lien Term Loan
     7.625%, due 12/17/12                                      841,500       844,393

     2nd Lien Term Loan
     10.85%, due 12/16/13                                      170,000       171,913
  Commonwealth Brands, Inc.
     New Term Loan
     9.50%, due 12/22/12                                     1,423,792     1,429,843
  Constellation Brands, Inc.
     New Term Loan B
     6.875%, due 6/5/13                                      1,261,667     1,265,806
  Culligan International Co.
     Term Loan
     7.07%, due 9/30/11                                      1,373,594     1,375,311
  Del Monte Corp.
     Term Loan B
     6.84%, due 2/8/12                                         992,500       994,007
  Dole Food Co., Inc.
     Credit Link Deposit
     5.23%, due 4/12/13                                        139,535       139,322
     Tranche C Term Loan
     7.456%, due 4/12/13                                     1,036,047     1,034,463
     Tranche B Term Loan
     7.541%, due 4/12/13                                       310,814       310,339
  Michael Foods, Inc.
     Term Loan B1
     7.36%, due 11/21/10                                     1,767,778     1,772,197
  Reddy Ice Group, Inc.
     Term Loan
     7.11%, due 8/12/12                                      1,500,000     1,502,813
                                                                        ------------
                                                                          11,615,860
                                                                        ------------
  BROADCASTING & ENTERTAINMENT (5.9%)
  Charter Communications Operating LLC
     Replacement Term Loan
     7.985%, due 4/28/13                                     1,940,000     1,935,575
  CSC Holdings, Inc.
     Incremental Term Loan
     7.11%, due 3/29/13                                      1,987,494     1,993,705
  DirectTV Holdings LLC
     Term Loan B
     6.82%, due 4/13/13                                      1,979,849     1,982,999
  Entravision Communications Corp.
     Term Loan
     6.86%, due 3/29/13                                        989,950       992,837
  Insight Midwest Holdings LLC
     Initial Term Loan
     7.36%, due 4/7/14                                       1,988,763     2,002,849
  Mediacom Broadband Group (FKA MCC Iowa)
     Tranche D1 Term Loan
     7.104%, due 1/31/15                                     1,995,000     1,994,378
  Nexstar Broadcasting, Inc.
     Mission Term Loan B
     7.10%, due 10/1/12                                      1,021,633     1,019,558
     Nexstar Term Loan B
     7.10%, due 10/1/12                                        967,902       965,937
  Patriot Media & Communications CNJ LLC
     Term Loan B
     7.36%, due 3/31/13                                        952,381       957,143
  Raycom TV Broadcasting, Inc.

     Tranche B Term Loan
     6.875%, due 8/28/13                                       989,615       985,904
  UPC Broadband Holding B.V.
     Term Loan J2
     7.37%, due 4/1/13                                       1,000,000     1,001,938
     Term Loan K2
     7.37%, due 12/31/13                                     1,000,000     1,001,875
                                                                        ------------
                                                                          16,834,698
                                                                        ------------
  BUILDINGS & REAL ESTATE (2.9%)
  Armstrong World Industries, Inc.
     Term Loan
     7.07%, due 10/2/13                                        997,500       999,994
& CB Richard Ellis Services, Inc.
     Term Loan B
     6.82%, due 12/20/13                                     2,992,500     2,999,981
  General Growth Properties, Inc.
     Tranche A1 Term Loan
     6.57%, due 2/24/10                                      1,991,228     1,984,117
  LNR Property Corp.
     Initial Tranche B Term Loan
     8.11%, due 7/12/11                                        500,000       502,768
  Macerich Partnership, L.P.
     Term Loan
     6.875%, due 4/26/10                                     1,000,000     1,000,417
  Stile Acquisition Corp.
     Canadian Term Loan
     7.38%, due 4/6/13                                         488,353       480,531
     U.S. Term Loan
     7.38%, due 4/6/13                                         489,185       481,350
                                                                        ------------
                                                                           8,449,158
                                                                        ------------
  CARGO TRANSPORT (1.6%)
  Horizon Lines LLC
     Tranche C Term Loan
     7.60%, due 7/7/11                                       1,573,560     1,579,461
  Oshkosh Truck Corp.
     Term Loan B
     7.10%, due 12/6/13                                      1,995,000     2,001,769
  Pacer International, Inc.
     Term Loan
     6.897%, due 6/10/10                                     1,099,436     1,093,938
                                                                        ------------
                                                                           4,675,168
                                                                        ------------
  CHEMICALS, PLASTICS & RUBBER (7.9%)
  Basell AF S.a.r.l
     Facility B2 U.S.
     7.57%, due 8/1/13                                         833,333       841,927
     Facility B4 U.S.
     7.57%, due 8/1/13                                         166,667       168,386
     Facility C2 U.S.
     8.32%, due 8/1/14                                         833,333       841,927
     Facility C4 U.S.
     8.32%, due 8/1/14                                         166,667       168,386
& Celanese AG
     Dollar Term Loan
     7.091%, due 4/6/11                                      2,175,089     2,178,715
  Gentek, Inc.
     1st Lien Term Loan

     7.356%, due 2/28/11                                     1,979,798     1,981,035
  Hercules, Inc.
     Term Loan B
     6.82%, due 10/8/10                                      1,361,893     1,362,574
  Hexion Specialty Chemicals, Inc.
     Term Loan C1
     7.875%, due 5/5/13                                      1,634,862     1,644,625
     Term Loan C2
     7.875%, due 5/5/13                                        354,246       356,362
  Huntsman International LLC
     Term B Dollar Facility
     7.07%, due 8/16/12                                      1,091,178     1,093,360
  INEOS Group, Ltd.
     Tranche B2 Term Loan
     7.58%, due 12/16/13                                       247,500       250,078
     Tranche A4 Term Loan
     7.581%, due 12/17/12                                      900,000       904,950
     Tranche C2 Term Loan
     8.08%, due 12/16/14                                       247,500       250,078
  ISP Chemco, Inc.
     Term Loan
     7.375%, due 2/15/13                                     1,989,975     2,002,412
  Lyondell Chemical Co.
     Term Loan
     7.11%, due 8/16/13                                      1,492,500     1,495,195
& Mosaic Co. (The)
     New Term Loan B
     7.115%, due 12/1/13                                     1,995,000     2,011,209
  Nalco Co.
     Term Loan B
     7.137%, due 11/4/10                                       842,730       847,245
  Polymer Group, Inc.
     Term Loan
     7.57%, due 11/22/12                                       989,975       990,594
  Rockwood Specialties Group, Inc.
     Tranche E Term Loan
     7.36%, due 7/30/12                                      1,974,824     1,988,647
  Texas Petrochemicals, L.P.
     Letter of Credit
     5.36%, due 12/29/08                                       312,500       315,234
     Term Loan B
     7.938%, due 6/27/13                                       930,486       938,628
                                                                        ------------
                                                                          22,631,567
                                                                        ------------
  CONTAINERS, PACKAGING & GLASS (3.2%)
  Altivity Packaging LLC
     Delayed Draw 1st Lien Term Loan
     7.589%, due 6/30/13                                       257,795       260,512
     1st Lien Term Loan
     7.591%, due 6/30/13                                       861,580       870,657
     2nd Lien Term Loan
     10.32%, due 12/30/13                                      284,091       289,205
     Delayed Draw 2nd Lien
     10.32%, due 12/30/13                                       90,909        92,545
  Berry Plastics Corp.
     Term Loan B
     7.11%, due 9/20/13                                        597,000       599,363

  Covalence Specialty Materials Corp.
     Term Loan C
     7.375%, due 5/20/13                                       964,143       963,239
  Crown Americas LLC
     Term B Dollar Loan
     7.11%, due 11/15/12                                     1,980,000     1,982,475
  Graham Packaging Holdings Co.
     Term Loan B
     7.625%, due 10/7/11                                       982,412       985,570
     Incremental Term Loan B
     7.687%, due 10/7/11                                       494,937       496,527
  Graphic Packaging International, Inc.
     Term Loan C
     7.853%, due 8/8/10                                        951,307       959,929
  Smurfit-Stone Container Enterprises,
     Inc.
     Deposit Fund Commitment
     4.729%, due 11/1/10                                       319,471       322,049
     Tranche B Term Loan
     7.375%, due 11/1/11                                       807,471       813,986
     Tranche C Term Loan
     7.375%, due 11/1/11                                       377,827       380,875
     Tranche C1 Term Loan
     7.375%, due 11/1/11                                        66,542        67,079
                                                                        ------------
                                                                           9,084,011
                                                                        ------------
  DIVERSIFIED NATURAL RESOURCES, PRECIOUS
     METALS & MINERALS (1.0%)
  Georgia-Pacific Corp.
     New Term Loan B
     7.09%, due 12/20/12                                       498,750       500,971
     Term Loan B
&    7.091%, due 12/20/12                                    2,474,950     2,486,505
                                                                        ------------
                                                                           2,987,476
                                                                        ------------
  DIVERSIFIED/CONGLOMERATE MANUFACTURING
     (2.3%)
  Aearo Technologies, Inc.
     1st Lien Term Loan
     7.85%, due 3/22/13                                        990,000       999,075
  EnerSys Capital, Inc.
     Term Loan
     7.112%, due 3/17/11                                       992,411       997,373
  Invensys International Holdings, Ltd.
     Term A Bonding
     7.36%, due 12/15/10                                       828,780       833,959
     Tranche A Term Loan
     7.36%, due 1/15/11                                      1,421,220     1,430,103
  Mueller Group, Inc.
     Term Loan B
     7.359%, due 10/3/12                                     1,744,569     1,756,926
  Walter Industries, Inc.
     Term Loan
     7.101%, due 10/3/12                                       489,320       490,299
                                                                        ------------
                                                                           6,507,735
                                                                        ------------
  DIVERSIFIED/CONGLOMERATE SERVICE (3.4%)
  Affiliated Computer Services, Inc.
     Term Loan B
     7.32%, due 3/20/13                                      1,483,731     1,485,586

  American Reprographics Co. LLC
     Term Loan C
     7.11%, due 6/18/09                                      1,184,951     1,183,470
  Coinmach Corp.
     Term Loan B1
     7.875%, due 12/19/12                                    1,492,434     1,503,162
  Dealer Computer Services, Inc.
     1st Lien Term Loan
     7.35%, due 10/26/12                                     1,741,250     1,748,091
     2nd Lien Term Loan
     10.85%, due 10/26/13                                      250,000       255,547
  SunGard Data Systems, Inc.
     Term Loan
     7.36%, due 2/28/14                                      1,973,697     1,988,500
  VeriFone, Inc.
     Term Loan B
     7.11%, due 10/31/13                                     1,496,250     1,507,472
                                                                        ------------
                                                                           9,671,828
                                                                        ------------
  ECOLOGICAL (2.4%)
  Allied Waste Industries, Inc.
     Tranche A Credit-Linked Deposit
     5.334%, due 1/15/12                                       529,730       531,174
     Term Loan B
     7.097%, due 1/15/12                                     1,194,560     1,196,800
  Big Dumpster Merger Sub, Inc.
     Term Loan B
     7.60%, due 2/5/13                                       1,028,411     1,036,124
  Duratek, Inc.
     Term Loan B
     7.63%, due 6/7/13                                         298,424       300,849
  EnergySolutions LLC
     Synthetic Letter of Credit
     7.57%, due 6/7/13                                          31,447        31,702
     Term Loan
     7.63%, due 6/7/13                                         643,925       649,157
  IESI Corp.
     Term Loan
     7.11%, due 1/20/12                                      2,000,000     2,001,876
  Synagro Technologies, Inc.
     Delay Draw Term Loan
     7.61%, due 6/21/12                                        142,857       142,857
     Term Loan B
     7.61%, due 6/21/12                                        857,143       859,821
                                                                        ------------
                                                                           6,750,360
                                                                        ------------
  ELECTRONICS (1.7%)
  Advanced Micro Devices, Inc.
     Tranche B1 Term Loan
     7.57%, due 12/31/13                                       879,128       883,723
  Freescale Semiconductor, Inc.
     Term Loan B
     7.11%, due 11/29/13                                       997,500       999,890
  Sanmina-SCI Corp.
     Term Loan B
     7.875%, due 1/31/08                                     1,000,000     1,003,333
  Sensata Technologies Finance Co. LLC
     Term Loan

     7.11%, due 4/26/13                                      1,985,000     1,981,955
                                                                        ------------
                                                                           4,868,901
                                                                        ------------
  FINANCE (1.6%)
  Hertz Corp. (The)
     Letter of Credit
     5.35%, due 12/21/12                                       222,433       223,980
     Tranche B Term Loan
     7.071%, due 12/21/12                                    1,245,627     1,254,288
  Rental Services Corp.
     1st Lien Term Loan
     7.086%, due 11/30/12                                    1,492,500     1,498,097
     2nd Lien Term Loan
     8.857%, due 12/2/13                                       500,000       507,250
  United Rentals, Inc.
     Tranche B Credit-Linked Deposit
     5.322%, due 2/14/11                                       338,268       340,946
     Initial Term Loan
     7.32%, due 2/14/11                                        743,177       749,061
                                                                        ------------
                                                                           4,573,622
                                                                        ------------
  GROCERY (1.6%)
  Giant Eagle, Inc.
     Term Loan
     6.86%, due 11/7/12                                        493,750       494,830
  Roundy's Supermarkets, Inc.
     Tranche B Term Loan
     8.09%, due 11/3/11                                      1,495,000     1,503,970
& Supervalu, Inc.
     Term Loan B
     6.84%, due 6/1/12                                       2,485,000     2,490,648
                                                                        ------------
                                                                           4,489,448
                                                                        ------------
  HEALTHCARE, EDUCATION & CHILDCARE
     (8.0%)
  Accellent, Inc.
     Term Loan
     7.36%, due 11/22/12                                       477,424       475,833
  AGA Medical Corp.
     Tranche B Term Loan
     7.36%, due 4/28/13                                        916,105       917,822
  Alliance Imaging, Inc.
     Tranche C1 Term Loan
     7.875%, due 12/29/11                                    1,405,851     1,410,069
  AMR HoldCo., Inc.
     Term Loan
     7.38%, due 2/10/12                                        909,953       911,659
  Aveta Holdings LLC
     New Term Loan Namm
     7.61%, due 8/22/11                                         15,623        14,920
     Term Loan MMM
     7.61%, due 8/22/11                                         64,230        61,660
     Term Loan Namm
     7.61%, due 8/22/11                                         28,151        27,025
     Term Loan PHMC
     7.61%, due 8/22/11                                         98,050        93,638
     Term Loan PHMC Namm
     7.61%, due 8/22/11                                          2,724         2,601
  Chattem, Inc.
     Term Loan B

     7.11%, due 1/2/13                                       1,000,000     1,007,500
  Community Health Systems, Inc.
     Term Loan
     7.10%, due 8/19/11                                      1,982,214     1,987,479
     Incremental Term Loan
     7.10%, due 2/29/12                                        497,500       498,821
  Concentra Operating Corp.
     Term Loan
     7.377%, due 9/30/11                                       664,247       665,077
  DaVita, Inc.
     Tranche B1 Term Loan
     6.825%, due 10/5/12                                     1,017,981     1,020,605
  Fresenius Medical Care Holdings, Inc.
     Term Loan
     6.726%, due 3/31/13                                     1,485,000     1,483,144
  Gentiva Health Services, Inc.
     Term Loan B
     7.603%, due 3/31/13                                       910,326       911,464
  HCA, Inc.
     Term Loan A
     7.60%, due 11/16/12                                     1,000,000     1,006,071
     Term Loan B
     7.60%, due 11/18/13                                       997,500     1,005,605
  Healthsouth Corp.
     Term Loan B
     7.86%, due 3/10/13                                        992,500       996,673
  LifePoint Hospitals, Inc.
     Term Loan B
     6.985%, due 4/15/12                                     1,334,275     1,329,272
  Quintiles Transnational Corp.
     Term Loan B
     7.35%, due 3/31/13                                        990,000       990,310
  Rural/Metro Operating Co. LLC
     Letter of Credit Facility Deposits
     5.17%, due 3/4/11                                         411,765       413,824
  Select Medical Corp.
     Term Loan B
     7.361%, due 2/24/12                                       977,538       972,983
  US Oncology, Inc.
     Term Loan B
     7.615%, due 8/20/11                                     1,978,795     1,989,925
  Vanguard Health Holding Co. LLC
     Replacement Term Loan
     7.60%, due 9/23/11                                        985,093       990,839
  VWR International, Inc.
     Term Loan B
     7.61%, due 4/7/11                                         954,442       959,214
  Warner Chilcott Corp.
     Dovonex Delayed Draw Term Loan
     7.35%, due 1/18/12                                         70,512        70,688
     Tranche C Term Loan
     7.35%, due 1/18/12                                        129,484       130,016
     Tranche B Term Loan
     7.355%, due 1/18/12                                       471,622       473,559
                                                                        ------------
                                                                          22,818,296
                                                                        ------------

  HOME & OFFICE FURNISHINGS, HOUSEWARES, &
     DURABLE CONSUMER PRODUCTS (1.4%)
  Jarden Corp.
     Term Loan B2
     7.10%, due 1/24/12                                        735,605       736,217
  Sealy Mattress Co.
     Term Loan E
     6.855%, due 8/25/12                                       821,429       822,455
  Simmons Co.
     Tranche D Term Loan
     7.432%, due 12/19/11                                    1,853,659     1,862,927
  Sunbeam Corp. (Canada), Ltd.
     Term Loan
     7.10%, due 1/24/12                                        485,206       486,824
                                                                        ------------
                                                                           3,908,423
                                                                        ------------
  HOTELS, MOTELS, INNS & GAMING (2.3%)
  Boyd Gaming Corp.
     Term Loan
     6.82%, due 6/30/11                                      1,984,694     1,990,896
& Penn National Gaming, Inc.
     Term Loan B
     7.114%, due 10/3/12                                     2,474,918     2,489,458
  Venetian Casino Resort LLC/Las Vegas
     Sands, Inc.
     Delayed Draw Term Loan B
     7.09%, due 6/15/11                                        341,880       343,919
     Term Loan B
     7.09%, due 6/15/11                                      1,658,120     1,668,005
                                                                        ------------
                                                                           6,492,278
                                                                        ------------
  INSURANCE (0.7%)
  USI Holdings Corp.
     Tranche B Term Loan
     7.61%, due 3/24/11                                      1,994,967     1,994,967
                                                                        ------------
  LEISURE, AMUSEMENT, MOTION PICTURES,
     ENTERTAINMENT (4.8%)
  Affinity Group, Inc.
     Term Loan
     7.82%, due 6/24/09                                        482,979       485,394
  AMC Entertainment, Inc.
     Term Loan
     7.07%, due 1/26/13                                        990,000       994,388
  Bombardier Recreational Products, Inc.
     Term Loan
     7.86%, due 6/28/13                                      1,367,089     1,373,924
  Cedar Fair, L.P.
     U.S. Term Loan
     7.32%, due 8/30/12                                      1,985,000     2,002,369
  Cinemark USA, Inc.
     Term Loan
     7.133%, due 10/5/13                                     1,990,000     1,997,463
  Easton-Bell Sports, Inc.
     Tranche B Term Loan
     7.07%, due 3/16/12                                      1,980,000     1,981,238
  Metro-Goldwyn-Mayer Studios, Inc.
     Tranche B Term Loan

     8.60%, due 4/8/12                                         990,000       989,923
  Oceania Cruises, Inc.
     Term Loan
     8.10%, due 11/14/13                                       498,750       500,620
  Regal Cinemas Corp.
     Term Loan
     7.10%, due 10/27/13                                       459,043       460,273
  Six Flags Theme Parks, Inc.
     Tranche B1 Term Loan
     8.61%, due 6/30/09                                        982,285       989,243
  Wimar OpCo LLC
     Term Loan B
     7.85%, due 1/3/12                                         990,212       999,990
  WMG Acquisition Corp.
     Term Loan
     7.362%, due 2/28/11                                       985,196       987,782
                                                                        ------------
                                                                          13,762,607
                                                                        ------------
  MACHINERY (1.7%)
  Colfax Corp.
     New Term Loan B
     7.625%, due 11/30/11                                      496,238       499,339
  Flowserve Corp.
     Term Loan B
     6.875%, due 8/10/12                                     1,955,717     1,954,739
  Generac CCMP Acquisition Corp.
     Term Loan B
     7.85%, due 11/11/13                                     1,485,000     1,491,311
  RBS Global, Inc.
     Term Loan B
     7.939%, due 7/19/13                                       967,213       972,956
                                                                        ------------
                                                                           4,918,345
                                                                        ------------
  MINING, STEEL, IRON & NON-PRECIOUS
     METALS (1.5%)
  Aleris International, Inc.
     New Term Loan B
     7.375%, due 12/19/13                                      997,500       998,747
  Freeport McMoran Copper & Gold, Inc.
     Term Loan B
     7.07%, due 3/19/14                                        584,267       585,755
  Magnum Coal Co.
     Funded Letter of Credit
     8.57%, due 3/21/13                                         90,909        90,909
     Term Loan
     8.57%, due 3/21/13                                        900,000       900,000
  Novelis Corp.
     U.S. Term Loan B1
     7.61%, due 1/9/12                                         456,150       456,476
  Novelis, Inc.
     Canadian Term Loan B2
     7.61%, due 1/9/12                                         262,632       262,819
  Tube City IMS Corp.
     Synthetic Letter of Credit
     7.57%, due 1/25/14                                        108,108       108,784
     Term Loan
     7.57%, due 1/25/14                                        891,892       897,466
                                                                        ------------
                                                                           4,300,956
                                                                        ------------

  OIL & GAS (2.2%)
  Babcock & Wilcox Co. (The)
     Synthetic Letter of Credit
     8.10%, due 2/22/12                                        805,872       811,916
  Dresser Rand Group, Inc.
     Term Loan B1
     7.345%, due 10/29/11                                       66,269        66,667
  Dresser, Inc.
     Term  B1 Loan
     8.125%, due 10/31/13                                      721,338       726,748
  Energy Transfer Co., L.P.
     Term Loan B
     7.08%, due 11/1/12                                      2,000,000     2,010,714
  EPCO Holdings, Inc.
     Institutional Term Loan C
     7.36%, due 8/18/10                                        980,155       991,532
  Regency Gas Services LLC
     Term Loan B
     7.83%, due 8/15/13                                         83,333        83,568
  Targa Resources, Inc.
     Synthetic Letter of Credit
     5.225%, due 10/31/12                                      291,106       293,062
     Term Loan
     7.36%, due 10/31/12                                     1,194,748     1,202,776
                                                                        ------------
                                                                           6,186,983
                                                                        ------------
  PERSONAL & NONDURABLE CONSUMER PRODUCTS (2.0%)
  ACCO Brands Corp.
     U.S. Term Loan
     7.107%, due 8/17/12                                       795,000       799,472
  JohnsonDiversey, Inc.
     New Term Loan B
     7.86%, due 12/16/11                                     1,507,143     1,522,843
  Mega Bloks, Inc.
     Term Loan B
     7.149%, due 7/26/12                                       985,000       986,231
  Solo Cup Co.
     Term Loan B1
     8.82%, due 2/27/11                                        630,619       638,699
  Visant Corp.
     Term Loan C
     7.33%, due 12/21/11                                     1,749,743     1,755,941
                                                                        ------------
                                                                           5,703,186
                                                                        ------------
  PERSONAL TRANSPORTATION (0.7%)
  United Airlines, Inc.
     Term Loan B
     7.375%, due 2/1/14                                      1,990,000     1,989,222
                                                                        ------------
  PERSONAL, FOOD & MISCELLANEOUS SERVICES (0.3%)
  Aramark Corp.
     Synthetic Letter of Credit
     5.32%, due 1/27/14                                         65,841        66,021
     Term Loan
     7.475%, due 1/27/14                                       921,289       923,801
                                                                        ------------
                                                                             989,822
                                                                        ------------

  PRINTING & PUBLISHING (4.8%)
  Dex Media East LLC
     Term Loan B
     6.845%, due 5/8/09                                        889,274       887,657
  Dex Media West LLC
     Tranche B1 Term Loan
     6.857%, due 3/9/10                                      1,114,585     1,112,913
  Hanley Wood LLC
     New Term Loan B
     7.588%, due 3/8/14                                      1,933,092     1,929,870
& Idearc, Inc.
     Term Loan B
     7.35%, due 11/17/14                                     2,493,750     2,508,089
  Medianews Group, Inc.
     Term Loan C
     7.07%, due 8/2/13                                         496,250       496,560
  Merrill Communications LLC
     Term Loan
     7.583%, due 12/22/12                                    1,982,481     1,989,297
  New Publishing Acquisition, Inc.
     Tranche B Term Loan
     7.61%, due 8/5/12                                       1,127,009     1,132,644
  Nielsen Finance LLC
     Dollar Term Loan
     7.61%, due 8/9/13                                       1,492,500     1,504,161
  R.H. Donnelley, Inc.
     Tranche D2 Term Loan
     6.851%, due 6/30/11                                     1,157,085     1,156,924
  Riverdeep Interactive Learning USA, Inc.
     Term Loan B
     8.10%, due 12/20/13                                       997,483     1,004,073
                                                                        ------------
                                                                          13,722,188
                                                                        ------------
  RETAIL STORE (3.1%)
  Eddie Bauer, Inc.
     Term Loan B
     11.50%, due 6/21/11                                       456,250       456,364
  Eye Care Centers of America, Inc.
     Term Loan B
     7.847%, due 3/1/12                                      1,095,663     1,095,663
  Jean Coutu Group (PJC), Inc. (The)
     Term Loan B
     7.875%, due 7/30/11                                     1,608,998     1,609,772
& Michaels Stores, Inc.
     Term Loan B
     8.125%, due 10/31/13                                    2,441,797     2,462,052
  Neiman Marcus Group, Inc. (The)
     Term Loan B
     7.346%, due 4/6/13                                      1,682,930     1,696,341
  Petco Animal Supplies, Inc.
     Term Loan B
     8.105%, due 10/25/13                                    1,083,071     1,090,227
  Yankee Candle Co., Inc. (The)
     Term Loan B
     7.35%, due 2/6/14                                         500,000       502,000
                                                                        ------------
                                                                           8,912,419
                                                                        ------------

  TELECOMMUNICATIONS (2.8%)
  Centennial Cellular Operating Co. LLC
     Term Loan
     7.351%, due 2/9/11                                      1,430,632     1,440,170
  Madison River Capital LLC
     Term Loan B1
     7.61%, due 7/29/12                                        990,476       991,467
  MetroPCS Wireless, Inc.
     Term Loan B
     7.625%, due 11/4/13                                     1,992,494     1,999,966
  PanAmSat Corp.
     Term Loan B2
     7.36%, due 1/3/14                                       1,496,250     1,508,033
& Windstream Corp.
     Tranche B1 Term Loan
     6.85%, due 7/17/13                                      2,000,000     2,012,916
                                                                        ------------
                                                                           7,952,552
                                                                        ------------
  TEXTILES & LEATHER (0.8%)
  Springs Windows Fashions LLC
     Term Loan B
     8.125%, due 12/31/12                                      493,750       495,910
  St. Johns Knits International, Inc.
     Term Loan B
     8.35%, due 3/23/12                                      1,083,136     1,088,552
  William Carter Co. (The)
     Term Loan
     6.85%, due 7/14/12                                        744,308       743,145
                                                                        ------------
                                                                           2,327,607
                                                                        ------------
  UTILITIES (5.3%)
  AES Corp.
     Term Loan
     7.345%, due 4/30/08                                     1,000,000     1,005,625
  Boston Generating LLC
     Synthetic Letter of Credit
     5.225%, due 12/20/13                                      258,621       260,098
     Revolving Credit Commitment
     7.475%, due 12/20/13                                       72,414        72,828
     1st Lien Term Loan
     7.60%, due 12/20/13                                     1,166,043     1,172,706
  Cogentrix Delaware Holdings, Inc.
     Term Loan
     6.85%, due 4/14/12                                      1,208,689     1,210,200
  Coleto Creek Power, L.P.
     Synthetic Letter of Credit
     5.25%, due 6/28/13                                        579,618       581,550
     Term Loan
     8.10%, due 6/28/13                                      1,161,604     1,165,476
  Covanta Energy Corp.
     Funded Letter of Credit
     5.275%, due 2/10/14                                       494,845       494,845
     Term Loan B
     6.875%, due 2/10/14                                     1,005,155     1,005,155
  InfrastruX Group, Inc.
     Delayed Draw Term Loan
     8.23%, due 11/5/12                        (b)             931,682       936,340
  KGen LLC
     1st Lien Term Loan

     7.125%, due 2/8/14                                        467,578       467,870
     Synthetic Letter of Credit
     7.125%, due 2/8/14                                        281,250       281,426
  LSP Gen Finance Co. LLC
     1st Lien Term Loan
     7.10%, due 5/6/13                                         888,889       889,778
     Delayed Draw 1st Lien Term Loan
     7.10%, due 5/6/13                                          39,550        39,589
     2nd Lien Term Loan
     8.85%, due 5/5/14                                         500,000       505,417
  Midwest Generation LLC
     Term Loan B
     6.848%, due 4/27/11                                       494,410       495,399
  Mirant North America LLC
     Term Loan
     7.07%, due 1/3/13                                       1,201,116     1,202,467
  NRG Energy, Inc.
     Credit Link Deposit
     7.35%, due 2/1/13                                         278,495       280,134
     Term Loan B
     7.35%, due 2/1/13                                       1,512,775     1,521,892
  TPF Generation Holdings LLC
     Synthetic Letter of Credit
     5.25%, due 12/16/13                                       150,543       151,413
     Synthetic Revolver
     7.35%, due 12/16/11                                        47,192        47,465
     Term Loan B
     7.35%, due 12/15/13                                       800,260       804,886
     2nd Lien Term Loan C
     9.60%, due 12/15/14                                       500,000       508,959
                                                                        ------------
                                                                          15,101,518
                                                                        ------------
  Total Floating Rate Loans
     (Cost $244,537,452)                                                 244,599,044
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  FOREIGN FLOATING RATE LOANS (5.2%)           (a)
  AUTOMOBILE (0.4%)
  Tenneco, Inc.
     Tranche B-1 Term Loan
     6.82%, due 3/17/14                                      1,250,000     1,250,000
                                                                        ------------
  BROADCASTING & ENTERTAINMENT (0.4%)
  VTR Globalcom S.A.
     Term Loan B
     8.321%, due 9/19/14                       (c)           1,000,000     1,001,250
                                                                        ------------
  CARGO TRANSPORT (0.3%)
  Laidlaw International, Inc.
     Canadian Term Loan B
     7.09%, due 7/31/13                                        248,750       249,372
     Term Loan B
     7.09%, due 7/31/13                                        746,250       748,116
                                                                        ------------
                                                                             997,488
                                                                        ------------
  CHEMICALS, PLASTICS & RUBBER (1.7%)
  Brenntag Holding GmbH & Co.

     Acquisition Term Loan
     7.887%, due 1/20/14                                       392,727       396,900
     Term Loan B2
     7.887%, due 1/20/14                                     1,607,273     1,626,359
  Invista B.V.
     Tranche B1 Term Loan
     6.85%, due 4/29/11                                      1,317,949     1,319,596
     Tranche B2 Term Loan
     6.85%, due 4/29/11                                       605,632        606,389
  Lucite International US Finco, Ltd.
     Delayed Draw Term Loan B2
     2.556%, due 7/8/13                        (b)              45,802        46,231
     Term Loan B1
     8.07%, due 7/8/13                                         734,905       741,794
                                                                        ------------
                                                                           4,737,269
                                                                        ------------
  FINANCE (0.5%)
  Ashtead Group PLC
     Term Loan
     7.125%, due 8/31/11                                     1,500,000     1,499,532
                                                                        ------------
  PRINTING & PUBLISHING (0.9%)
& Yell Group PLC
     Term Loan B1
     7.32%, due 10/27/12                                     2,500,000     2,516,278
                                                                        ------------
  RETAIL STORE (0.3%)
  Dollarama Group, L.P.
     Replacement Term Loan B
     7.36%, due 11/18/11                                       985,055       990,596
                                                                        ------------
  TELECOMMUNICATIONS (0.7%)
  Intelsat Subsidiary Holding Co.
     Tranche B Term Loan
     7.36%, due 7/3/13                                       1,988,712     2,003,628
                                                                        ------------
  Total Foreign Floating Rate Loans
     (Cost $14,966,212)                                                   14,996,041
                                                                        ------------
  Total Long-Term Investments
     (Cost $260,003,664)                                                 260,106,335
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (7.1%)
  COMMERCIAL PAPER (5.4%)
  Caterpiller Financial Services Corp.
     5.20%, due 5/10/07                        (d)             500,000       497,183
  Florida Power & Light Co.
     5.27%, due 4/5/07                                       2,000,000     1,998,829
  JPMorgan Chase & Co.
     5.27%, due 4/3/07                                       1,500,000     1,499,561
  McGraw-Hill Cos., Inc. (The)
     5.21%, due 4/20/07                                      1,000,000       997,250
  Merrill Lynch & Co., Inc.
     5.25%, due 4/2/07                                       1,000,000       999,854

  Minnesota Mining & Manufacturing Co.
     5.19%, due 4/24/07                                        750,000       747,513
  National City Credit Corp.
     5.24%, due 4/16/07                                      3,500,000     3,492,358
  National Rural Utilities Cooperative
     Finance Corp.
     5.26%, due 5/9/07                                         500,000       497,224
  NSTAR Electric Co.
     5.23%, due 4/10/07                                      2,000,000     1,997,385
     5.27%, due 4/3/07                                         695,000       694,797
  Rabobank USA Finance Corp.
     5.295%, due 4/9/07                                        500,000       499,412
  United Parcel Service, Inc.
     5.20%, due 4/13/07                                      1,500,000     1,497,400
                                                                        ------------
  Total Commercial Paper
     (Cost $15,418,766)                                                   15,418,766
                                                                        ------------
  REPURCHASE AGREEMENT (1.7%)
  Wachovia Capital Markets LLC 5.35%,
     dated 3/30/07 due 4/2/07 Proceeds at
     Maturity $4,986,222 (Collateralized by
     various Federal Agencies, with rates
     between 0.00% - 6.63% and maturity
     dates between 10/15/07 - 3/2/15, with a
     Principal Amount of $5,134,000 and a
     Market Value of $5,083,804)                             4,984,000     4,984,000
                                                                        ------------
  Total Repurchase Agreement
     (Cost $4,984,000)                                                     4,984,000
                                                                        ------------
  Total Short-Term Investments
     (Cost $20,402,766)                                                   20,402,766
                                                                        ------------
  Total Investments
     (Cost $280,406,430)                       (e)                98.1%  280,509,101(f)
  Cash and Other Assets,
     Less Liabilities                                              1.9     5,375,777
                                                          ------------  ------------
  Net Assets                                                     100.0% $285,884,878
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(b) This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

(c) Illiquid security. The total market value of this security at March 31, 2007 is $1,001,250, which represents 0.4% of the Portfolio's net assets.

(d) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e) The cost stated also represents the aggregate cost for federal tax purposes.

(f) At March 31, 2007 net unrealized appreciation was $102,671, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $569,099 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $466,428.

MAINSTAY VP GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  LONG-TERM BONDS (98.3%)                      +
  ASSET-BACKED SECURITIES (3.1%)
  COMMERCIAL BANKS (0.3%)
  Structured Asset Investment Loan Trust
     Series 2006-3, Class A4
     5.41%, due 6/25/36                        (a)        $    810,000  $    808,152
                                                                        ------------
  CONSUMER LOANS (0.7%)
  Atlantic City Electric Transition
     Funding LLC
     Series 2002-1, Class A4
     5.55%, due 10/20/23                                     1,650,000     1,683,411
                                                                        ------------
  CREDIT CARDS (0.3%)
  Chase Issuance Trust
     Series 2006-C4, Class C4
     5.61%, due 1/15/14                        (a)             855,000       855,342
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (1.0%)
  Countrywide Asset-Backed Certificates
     Series 2005-13, Class 3AV1
     5.41%, due 4/25/36                        (a)             349,657       349,687
  Massachusetts RRB Special Purpose Trust
     Series 2001-1, Class A
     6.53%, due 6/1/15                                       2,016,420     2,113,003
                                                                        ------------
                                                                           2,462,690
                                                                        ------------
  ELECTRIC (0.2%)
  Public Service New Hampshire Funding LLC
     Pass-Through Certificates
     Series 2002-1, Class A
     4.58%, due 2/1/10                                         405,829       404,552
                                                                        ------------
  HOME EQUITY (0.6%)
  Citicorp Residential Mortgage
     Securities, Inc.
     Series 2006-3, Class A3
     5.61%, due 11/25/36                                       665,000       666,153
     Series 2006-1, Class A3
     5.706%, due 7/25/36                                       900,000       903,376
                                                                        ------------
                                                                           1,569,529
                                                                        ------------
  Total Asset-Backed Securities
     (Cost $7,652,197)                                                     7,783,676
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  CORPORATE BONDS (1.8%)
  DIVERSIFIED FINANCIAL SERVICES (0.1%)
  Residential Capital Corp.
     6.50%, due 4/17/13                                        340,000       336,772
                                                                        ------------

  ELECTRIC (0.8%)
  Kiowa Power Partners LLC
     Series B
     5.737%, due 3/30/21                       (b)           2,000,000     1,955,020
                                                                        ------------
  INSURANCE (0.4%)
  Fund American Cos., Inc.
     5.875%, due 5/15/13                                     1,000,000     1,000,289
                                                                        ------------
  MEDIA (0.5%)
  TCI Communications, Inc.
     8.75%, due 8/1/15                                       1,060,000     1,251,980
                                                                        ------------
  Total Corporate Bonds
     (Cost $4,652,887)                                                     4,544,061
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  MORTGAGE-BACKED SECURITIES (4.8%)
  COMMERCIAL MORTGAGE LOANS
     (COLLATERALIZED MORTGAGE OBLIGATIONS)
     (4.8%)
  Banc of America Commercial Mortgage,
     Inc.
     Series 2005-5, Class A2
     5.001%, due 10/10/45                                    1,630,000     1,623,582
  Citigroup Commercial Mortgage Trust
     Series 2005-EMG, Class A1
     4.154%, due 9/20/51                        (b)            941,524       927,758
     Series 2004-C2, Class A5
     4.733%, due 10/15/41                                    3,000,000     2,895,338
  Citigroup Mortgage Loan Trust, Inc.
     Series 2006-AR6, Class 1A1
     6.088%, due 8/25/36                        (a)          1,816,116     1,824,354
  Commercial Mortgage Pass-Through
     Certificates
     Series 2006-C7, Class A4
     5.962%, due 6/10/46                        (a)            530,000       547,894
  Credit Suisse Mortgage Capital
     Certificates
     Series 2006-C4, Class AJ
     5.538%, due 9/15/39                        (a)          1,320,000     1,325,769
  Four Times Square Trust
     Series 2006-4TS, Class A
     5.401%, due 12/13/28                       (b)            530,000       522,107
  GS Mortgage Securities Corp. II
     Series 2001-ROCK, Class A1
     6.22%, due 5/3/18                          (b)          1,531,156     1,557,343
  Mortgage Equity Conversion Asset Trust
     Series 2007-FF2, Class A
     5.561%, due 2/25/42                       (a)(c)          910,000       910,000
                                                                        ------------
  Total Mortgage-Backed Securities
     (Cost $12,292,290)                                                   12,134,145
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  MUNICIPAL BOND (0.5%)
  TEXAS (0.5%)
  Harris County Texas Industrial
     Development Corp.
     Solid Waste Deer Park
     5.683%, due 3/1/23                        (a)           1,280,000     1,287,782
                                                                        ------------

  Total Municipal Bond
     (Cost $1,293,557)                                                     1,287,782
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  U.S. GOVERNMENT & FEDERAL AGENCIES
     (88.1%)
  FANNIE MAE (COLLATERALIZED MORTGAGE
     OBLIGATION) (0.9%)
     Series 2006-B1, Class AB
     6.00%, due 6/25/16                                      2,218,578     2,233,639
                                                                        ------------
  FANNIE MAE GRANTOR TRUST (COLLATERALIZED
     MORTGAGE OBLIGATIONS) (1.8%)
     Series 2003-T1, Class B
     4.491%, due 11/25/12                                    2,660,000     2,589,446
     Series 1998-M6, Class A2
     6.32%, due 8/15/08                        (d)           1,900,262     1,916,563
                                                                        ------------
                                                                           4,506,009
                                                                        ------------
  FANNIE MAE STRIP (COLLATERALIZED
     MORTGAGE OBLIGATIONS) (0.2%)
     Series 360, Class 2, IO
     5.00%, due 8/1/35                         (e)           2,220,435       521,239
     Series 361, Class 2, IO
     6.00%, due 10/1/35                        (e)             446,926        84,797
                                                                        ------------
                                                                             606,036
                                                                        ------------
  FEDERAL HOME LOAN BANK (3.4%)
     5.125%, due 8/14/13                                     3,725,000     3,770,061
     5.50%, due 7/15/36                                      4,600,000     4,754,532
                                                                        ------------
                                                                           8,524,593
                                                                        ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION
     (3.9%)
     3.625%, due 9/15/08                                     3,530,000     3,467,078
     4.75%, due 11/17/15                                     1,395,000     1,372,739
     5.25%, due 11/5/12                                      4,100,000     4,090,599
     5.25%, due 10/19/15                                     1,105,000     1,097,643
                                                                        ------------
                                                                          10,028,059
                                                                        ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION
     (MORTGAGE PASS-THROUGH SECURITIES)
     (12.6%)
     3.00%, due 8/1/10                                       1,903,790     1,818,657
     4.316%, due 3/1/35                        (a)             177,223       175,087
     5.00%, due 1/1/20                                       3,582,791     3,538,778
&    5.00%, due 6/1/33                                       7,125,601     6,906,292
     5.00%, due 8/1/33                                       3,470,399     3,362,755
     5.00%, due 5/1/36                                       2,699,099     2,608,564
     5.50%, due 1/1/21                                       2,892,716     2,899,832
&    5.50%, due 1/1/33                                      10,675,799    10,588,778
                                                                        ------------
                                                                          31,898,743
                                                                        ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     (MORTGAGE PASS-THROUGH SECURITIES)
     (36.1%)
     3.386%, due 4/1/34                        (a)           2,301,547     2,298,787
&    4.50%, due 7/1/18                                      10,835,532    10,518,806

&    4.50%, due 11/1/18                                      7,940,458     7,708,356
&    5.00%, due 11/1/17                                      6,670,132     6,598,471
     5.00%, due 9/1/20                                         779,128       768,634
     5.00%, due 1/1/36                                       5,654,466     5,468,586
     5.00%, due 2/1/36                                       2,547,937     2,464,179
     5.50%, due 11/1/17                                      4,397,022     4,418,670
     5.50%, due 6/1/19                                       2,472,537     2,481,926
     5.50%, due 11/1/19                                      2,434,492     2,443,737
     5.50%, due 4/1/21                                       5,644,485     5,660,197
&    5.50%, due 6/1/33                                       9,899,546     9,818,426
     5.50%, due 12/1/33                                      4,712,147     4,673,534
     5.50%, due 6/1/34                                       2,495,332     2,473,438
     6.00%, due 12/1/16                                        338,837       344,933
     6.00%, due 1/1/33                                       1,451,838     1,470,096
     6.00%, due 3/1/33                                       1,764,622     1,785,694
     6.00%, due 9/1/34                                         210,489       212,610
     6.00%, due 9/1/35                                       3,449,281     3,477,756
     6.00%, due 10/1/35                                        498,190       502,231
     6.00%, due 4/1/36                                       5,503,636     5,548,275
     6.00%, due 6/1/36                                       5,955,587     5,999,856
     6.00%, due 11/1/36                                      3,813,958     3,842,308
     6.50%, due 10/1/31                                        506,377       521,584
     6.50%, due 7/1/32                                         259,884       267,192
                                                                        ------------
                                                                          91,768,282
                                                                        ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     (COLLATERALIZED MORTGAGE OBLIGATION)
     (1.3%)
     Series 2006-32, Class A
     5.079%, due 1/16/30                                     3,249,413     3,240,382
                                                                        ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     (MORTGAGE PASS-THROUGH SECURITIES)
     (4.1%)
&    5.00%, due 4/15/34                                      6,302,780     6,139,529
     6.00%, due 8/15/32                                      1,097,458     1,114,887
     6.00%, due 10/15/32                                     1,583,646     1,608,288
     6.50%, due 7/15/28                                        190,278       195,955
     6.50%, due 8/15/28                                        260,010       267,769
     6.50%, due 7/15/32                                      1,071,137     1,101,061
                                                                        ------------
                                                                          10,427,489
                                                                        ------------
  HVIDE VAN OMMEREN TANKERS LLC (1.9%)
     Series I
     7.54%, due 12/14/23                       (f)           2,265,000     2,369,235
     Series II
     7.54%, due 12/14/23                       (f)           2,246,000     2,349,361
                                                                        ------------
                                                                           4,718,596
                                                                        ------------
  OVERSEAS PRIVATE INVESTMENT CORP. (1.2%)
     5.142%, due 12/15/23                      (f)           3,100,000     3,080,904
                                                                        ------------
  TENNESSEE VALLEY AUTHORITY (1.5%)
     4.65%, due 6/15/35                        (f)           4,395,000     3,948,806
                                                                        ------------
  UNITED STATES TREASURY BONDS (6.8%)
&    6.25%, due 5/15/30                                      6,660,000     7,890,542
&    6.875%, due 8/15/25                                     5,305,000     6,542,556
     8.75%, due 8/15/20                        (g)           2,160,000     2,978,945
                                                                        ------------
                                                                          17,412,043
                                                                        ------------

  UNITED STATES TREASURY NOTES (12.4%)
     2.00%, due 7/15/14                        T.I.P.(h)     3,220,890     3,189,686
     3.875%, due 2/15/13                                       880,000       849,990
&    4.375%, due 11/15/08                      (g)          27,550,000    27,405,808
                                                                        ------------
                                                                          31,445,484
                                                                        ------------
  Total U.S. Government & Federal Agencies
     (Cost $ 225,135,206)                                                223,839,065
                                                                        ------------
  Total Long-Term Bonds
     (Cost $251,026,137)                                                 249,588,729
                                                                        ------------

                                                           PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (12.4%)
  COMMERCIAL PAPER (2.3%)
  Clipper Receivables Corp.
     5.286%, due 4/4/07                        (i)             867,692       867,692
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                       (i)           1,041,231     1,041,231
  Fairway Finance Corp.
     5.274%, due 4/5/07                        (i)             520,615       520,615
  Grampian Funding LLC
     5.291%, due 4/23/07                       (i)             520,615       520,615
  Liberty Street Funding Co.
     5.285%, due 4/4/07                        (i)             520,615       520,615
  Old Line Funding LLC
     5.282%, due 4/10/07                       (i)             520,615       520,615
  Paradigm Funding LLC
     5.294%, due 4/16/07                       (i)             520,615       520,615
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                       (i)             520,615       520,615
  Ranger Funding LLC
     5.287%, due 4/10/07                       (i)             867,692       867,692
                                                                        ------------
  Total Commercial Paper
     (Cost $5,900,305)                                                     5,900,305
                                                                        ------------
  FEDERAL AGENCY (1.1%)
  Federal Home Loan Bank (Discount Note)
     5.00%, due 4/2/07                                       2,635,000     2,634,634
                                                                        ------------
  Total Federal Agency
     (Cost $2,634,634)                                                     2,634,634
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (1.0%)
  BGI Institutional Money Market Fund          (i)           2,492,770     2,492,770
                                                                        ------------
  Total Investment Company
     (Cost $2,492,770)                                                     2,492,770
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.3%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $763,922 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $776,670 and a
     Market Value of $789,539)                 (i)        $    763,569       763,569
                                                                        ------------
  Total Repurchase Agreement
     (Cost $763,569)                                                         763,569
                                                                        ------------
  TIME DEPOSITS (7.7%)
  Abbey National PLC
     5.30%, due 5/7/07                         (i)           1,388,308     1,388,308
  Banco Bilbao Vizcaya
     Argentaria S.A.
     5.305%, due 4/26/07                       (i)             867,692       867,692
  Bank of America Corp.
     5.27%, due 5/18/07                        (a)(i)        1,388,308     1,388,308
  Bank of Nova Scotia
     5.28%, due 4/16/07                        (i)           1,214,769     1,214,769
  BNP Paribas
     5.27%, due 4/9/07                         (i)           1,214,769     1,214,769
  Citigroup, Inc.
     5.375%, due 4/2/07                        (i)           1,041,231     1,041,231
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                       (i)           1,388,308     1,388,308
  Fortis Bank
     5.27%, due 4/11/07                        (i)           1,388,308     1,388,308
  KBC Bank N.V.
     5.28%, due 6/5/07                         (i)           1,041,231     1,041,231
  Rabobank Nederland
     5.275%, due 4/9/07                        (i)           1,041,231     1,041,231
  Royal Bank of Scotland
     5.285%, due 5/8/07                        (i)             867,692       867,692
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                        (i)           1,214,769     1,214,769
  Societe Generale North
     America, Inc.
     5.30%, due 4/4/07                         (i)           1,388,308     1,388,308
  Standard Chartered Bank
     5.28%, due 4/13/07                        (i)           1,388,308     1,388,308
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                         (i)           1,388,308     1,388,308
  UBS AG
     5.27%, due 5/4/07                         (i)           1,388,308     1,388,308
                                                                        ------------
  Total Time Deposits
     (Cost $19,609,848)                                                   19,609,848
                                                                        ------------
  Total Short-Term Investments
     (Cost $31,401,126)                                                   31,401,126
                                                                        ------------
  Total Investments
     (Cost $282,427,263)                       (j)               110.7%  280,989,855(k)
  Liabilities in Excess of
     Cash and Other Assets                                       (10.7)  (27,047,210)
                                                          ------------  ------------
  Net Assets                                                     100.0% $253,942,645
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c) Fair valued security. The total market value of these securities at March 31, 2007 is $910,000, which reflects 0.4% of the Portfolio's net assets.

(d)  ACES - Alternative Credit Enhancement Structure.

(e) Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(f)  United States Government Guaranteed Security.

(g)  Represents a security, or a portion thereof, which is out on loan.

(h) Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(i) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)  The cost for federal income tax purposes is $282,438,630.

(k) At March 31, 2007, net unrealized depreciation was $1,448,775 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,397,548 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,846,323.

MAINSTAY VP GROWTH ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES         VALUE
                                                          ------------  ------------
  AFFILIATED INVESTMENT COMPANIES (99.5%)      +
  EQUITY FUNDS (99.5%)
  MainStay Growth Equity Fund Class I                          277,710  $  3,113,133
  MainStay ICAP Equity Fund Class I                            148,047     6,715,410
  MainStay ICAP International Fund Class I                     261,106    10,525,164
  MainStay VP Capital Appreciation
     Portfolio Initial Class                                   164,427     4,124,328
  MainStay VP Common Stock Portfolio
     Initial Class                                           1,055,070    26,102,858
  MainStay VP ICAP Select Equity Portfolio
     Initial Class                             (a)           1,291,993    18,066,690
  MainStay VP International Equity
     Portfolio Initial Class                                   545,870    10,537,784
  MainStay VP Large Cap Growth Portfolio
     Initial Class                             (a)           1,861,455    23,449,025
  MainStay VP S&P 500 Index Portfolio
     Initial Class                                              68,792     2,006,359
                                                                        ------------
  Total Affiliated Investment Companies
     (Cost $98,549,046)                        (b)                99.5%  104,640,751(c)
  Cash and Other Assets,
     Less Liabilities                                              0.5       543,866
                                                             ---------  ------------
  Net Assets                                                     100.0% $105,184,617
                                                             =========  ============

+    Percentages indicated are based on Portfolio net assets.

(a) The Portfolio's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(b)  The cost for federal income tax purposes is $98,855,593.

(c) At March 31, 2007 net unrealized appreciation was $5,785,158 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,231,651 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $446,493.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS                            +++ March 31, 2007 unaudited

                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                          ------------  --------------
     LONG-TERM BONDS (84.1%)                +
     ASSET-BACKED SECURITIES (0.6%)
     ELECTRIC (0.5%)
     AES Eastern Energy, L.P.
        Series 1999-A
        9.00%, due 1/2/17                                 $  7,557,772  $    8,408,022
                                                                        --------------
     ENTERTAINMENT (0.1%)
     United Artists Theatre Circuit, Inc.
        Series 1995-A
        9.30%, due 7/1/15                   (a) (b)            941,640         847,476
                                                                        --------------
     Total Asset-Backed Securities
        (Cost $8,258,673)                                                    9,255,498
                                                                        --------------

                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                          ------------  --------------
     CONVERTIBLE BONDS (1.8%)
     AIRLINES (0.1%)
     Delta Air Lines, Inc.
        8.00%, due 6/3/23                   (c) (d)          2,560,000       1,440,000
                                                                        --------------
     INSURANCE (0.2%)
     Conseco, Inc.
        3.50%, due 9/30/35
        (zero coupon), beginning 9/30/10    (c)              3,120,000       2,991,300
                                                                        --------------
     INTERNET (0.0%)                        ++
     At Home Corp.
        0.525%, due 12/28/18                (a)(b)(d)(e)     1,869,975             187
        4.75%, due 12/15/07                 (a)(b)(d)(e)     9,032,054             903
                                                                        --------------
                                                                                 1,090
                                                                        --------------
     TELECOMMUNICATIONS (1.5%)
     CIENA Corp.
        3.75%, due 2/1/08                                    6,855,000       6,760,744
     Lucent Technologies, Inc.
        8.00%, due 8/1/31                                    4,140,000       4,140,000
 &   Nortel Networks Corp.
        4.25%, due 9/1/08                                   11,965,000      11,875,262
                                                                        --------------
                                                                            22,776,006
                                                                        --------------
     Total Convertible Bonds
        (Cost $27,266,078)                                                  27,208,396
                                                                        --------------

                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                          ------------  --------------
     CORPORATE BONDS (66.0%)
     ADVERTISING (0.6%)
     Lamar Media Corp. Class B
        6.625%, due 8/15/15                                  1,945,000       1,896,375
     R.H. Donnelley, Inc.
        10.875%, due 12/15/12                                2,555,000       2,759,400
     Vertis, Inc.
        9.75%, due 4/1/09                                    4,500,000       4,578,750
                                                                        --------------
                                                                             9,234,525
                                                                        --------------
     AEROSPACE & DEFENSE (0.8%)
     BE Aerospace, Inc.
        8.875%, due 5/1/11                                   2,685,000       2,768,906
     Sequa Corp.
        8.875%, due 4/1/08                                   7,275,000       7,456,875
        9.00%, due 8/1/09                                    1,815,000       1,914,825
                                                                        --------------
                                                                            12,140,606
                                                                        --------------
     AGRICULTURE (0.9%)
     Reynolds American, Inc.
        7.625%, due 6/1/16                                   7,760,000       8,255,329
        7.75%, due 6/1/18                                    5,610,000       6,053,235
                                                                        --------------
                                                                            14,308,564
                                                                        --------------
     AIRLINES (1.9%)
     Delta Air Lines, Inc.
        8.30%, due 12/15/29                 (d)              9,955,000       5,599,687
        Series B
        9.25%, due 12/27/07                 (d)              3,395,000       1,892,712
        9.25%, due 3/15/22                  (d)              2,450,000       1,347,500
        9.75%, due 5/15/21                  (d)                350,000         192,500
        10.00%, due 8/15/08                 (d)              2,630,000       1,433,350
        10.375%, due 2/1/11                 (d)              5,180,000       2,874,900
        10.375%, due 12/15/22               (d)              3,275,000       1,801,250
     Northwest Airlines, Inc.
        7.875%, due 3/15/08                 (d)              1,340,000       1,132,300
        8.70%, due 9/15/07                  (d)                155,000         130,975
        9.875%, due 9/15/07                 (d)              4,105,000       3,550,825
        10.00%, due 2/1/09                  (d)             10,579,100       8,939,339
                                                                        --------------
                                                                            28,895,338
                                                                        --------------
     APPAREL (0.5%)
     Quiksilver, Inc.
        6.875%, due 4/15/15                                  2,315,000       2,181,887
     Unifi, Inc.
        11.50%, due 5/15/14                                  5,685,000       5,642,362
                                                                        --------------
                                                                             7,824,249
                                                                        --------------
     AUTO PARTS & EQUIPMENT (2.6%)
     American Tire Distributors, Inc.
        10.75%, due 4/1/13                  (f)              1,030,000       1,030,000
     Collins & Aikman Products Co.
        12.875%, due 8/15/12                (c)(d)(e)        9,075,000          11,344
     FleetPride Corp.
        11.50%, due 10/1/14                 (c)              5,665,000       5,665,000
     Goodyear Tire & Rubber Co. (The)
        6.375%, due 3/15/08                                  5,057,000       5,069,642

 &      11.25%, due 3/1/11                                  12,845,000      14,113,444
     Lear Corp.
        Series B
        8.50%, due 12/1/13                                   2,725,000       2,633,031
        Series B
        8.75%, due 12/1/16                                   2,375,000       2,268,125
     Tenneco Automotive, Inc.
        8.625%, due 11/15/14                (f)              5,290,000       5,514,825
        10.25%, due 7/15/13                                  2,070,000       2,256,300
     TRW Automotive, Inc.
        7.00%, due 3/15/14                  (c)(f)             840,000         823,200
                                                                        --------------
                                                                            39,384,911
                                                                        --------------
     BANKS (0.3%)
     Fremont General Corp.
        Series B
        7.875%, due 3/17/09                 (f)              4,845,000       4,505,850
                                                                        --------------
     BEVERAGES (0.2%)
     Constellation Brands, Inc.
        7.25%, due 9/1/16                                    3,145,000       3,184,312
                                                                        --------------
     BUILDING MATERIALS (0.8%)
     Compression Polymers Corp.
        10.50%, due 7/1/13                                   3,795,000       3,984,750
     Dayton Superior Corp.
        10.75%, due 9/15/08                                  4,860,000       4,981,500
     Panolam Industries International,
        Inc.
        10.75%, due 10/1/13                 (c)(f)           3,725,000       4,004,375
                                                                        --------------
                                                                            12,970,625
                                                                        --------------
     CHEMICALS (1.6%)
     Equistar Chemicals, L.P.
        7.55%, due 2/15/26                                   2,400,000       2,370,000
        10.125%, due 9/1/08                                  3,545,000       3,731,112
        10.625%, due 5/1/11                                  7,700,000       8,123,500
     Millennium America, Inc.
        7.625%, due 11/15/26                                 3,150,000       3,110,625
     Mosaic Global Holdings, Inc.
        7.625%, due 12/1/16                 (c)(f)           1,640,000       1,730,200
     Reichhold Industries, Inc.
        9.00%, due 8/15/14                  (c)              2,105,000       2,157,625
     Tronox Worldwide LLC/Tronox Finance
        Corp.
        9.50%, due 12/1/12                                   2,325,000       2,464,500
                                                                        --------------
                                                                            23,687,562
                                                                        --------------
     COAL (0.2%)
     Peabody Energy Corp.
        7.375%, due 11/1/16                                    845,000         889,362
        7.875%, due 11/1/26                                  2,235,000       2,402,625
                                                                        --------------
                                                                             3,291,987
                                                                        --------------
     COMMERCIAL SERVICES (2.8%)
     Cardtronics, Inc.
        9.25%, due 8/15/13                                   3,415,000       3,585,750
     Chemed Corp.
        8.75%, due 2/24/11                                   4,395,000       4,570,800

     Great Lakes Dredge & Dock Corp.
        7.75%, due 12/15/13                                  2,530,000       2,511,025
     iPayment, Inc.
        9.75%, due 5/15/14                                   3,030,000       3,105,750
     Knowledge Learning Corp., Inc.
        7.75%, due 2/1/15                   (c)              4,630,000       4,548,975
     Language Line, Inc.
        11.125%, due 6/15/12                                 5,005,000       5,317,812
     Phoenix Color Corp.
        13.00%, due 2/1/09                                   2,475,000       2,481,187
     Protection One Alarm Monitoring, Inc.
        Series B
        8.125%, due 1/15/09                                  4,945,000       4,951,181
     Service Corp. International
        7.375%, due 10/1/14                                  2,145,000       2,230,800
        7.625%, due 10/1/18                                  2,210,000       2,337,075
     Vertrue, Inc.
        9.25%, due 4/1/14                                    5,770,000       6,318,150
                                                                        --------------
                                                                            41,958,505
                                                                        --------------
     COMPUTERS (1.0%)
     SunGard Data Systems, Inc.
        3.75%, due 1/15/09                                   3,475,000       3,336,000
        4.875%, due 1/15/14                                  1,030,000         942,450
        9.125%, due 8/15/13                                  6,825,000       7,319,812
        10.25%, due 8/15/15                                  3,115,000       3,399,244
                                                                        --------------
                                                                            14,997,506
                                                                        --------------
     DIVERSIFIED FINANCIAL SERVICES (9.5%)
     Alamosa Delaware, Inc.
        11.00%, due 7/31/10                                  4,130,000       4,414,057
     American Real Estate Partners, L.P./
        American Real Estate Finance Corp.
 &      7.125%, due 2/15/13                                 13,150,000      12,985,625
        8.125%, due 6/1/12                                   6,705,000       6,822,337
     Ameripath Intermediate Holdings, Inc.
        10.65%, due 2/15/14                 (c)(g)           2,855,000       2,855,000
     Cedar Brakes II LLC
        9.875%, due 9/1/13                  (c)              7,151,144       7,923,753
     Chukchansi Economic Development
        Authority
        8.00%, due 11/15/13                 (c)              2,105,000       2,176,044
     Ford Motor Credit Co.
        7.375%, due 10/28/09                                 6,010,000       5,998,954
        7.875%, due 6/15/10                                  1,600,000       1,605,950
     General Motors Acceptance Corp.
 &      6.75%, due 12/1/14                                  14,005,000      13,768,203
 &      8.00%, due 11/1/31                                  19,160,000      20,542,279
     Hawker Beechcraft Acquisition Co.
        LLC/Hawker Beechcraft Co.
        8.50%, due 4/1/15                   (c)              2,265,000       2,352,769
        9.75%, due 4/1/17                   (c)(f)             945,000         987,525
     Idearc, Inc.
        8.00%, due 11/15/16                 (c)              6,445,000       6,630,294
     LaBranche & Co., Inc.
        9.50%, due 5/15/09                                   5,555,000       5,832,750
        11.00%, due 5/15/12                                  6,135,000       6,687,150
     MXEnergy Holdings, Inc.
        12.901%, due 8/1/11                 (c)(g)           3,850,000       3,542,000
     NSG Holdings LLC/NSG Holdings, Inc.

        7.75%, due 12/15/25                 (c)              3,000,000      3,135,000
     Rainbow National Services LLC
        8.75%, due 9/1/12                   (c)              2,940,000      3,127,425
        10.375%, due 9/1/14                 (c)             10,280,000     11,500,750
     Regency Energy Partners, L.P./Regency
        Energy Finance Corp.
        8.375%, due 12/15/13                (c)              5,355,000      5,462,100
     Ucar Finance, Inc.
        10.25%, due 2/15/12                                  2,884,000      3,028,200
     UGS Corp.
        10.00%, due 6/1/12                                   2,945,000      3,221,094
     Vanguard Health Holding Co. I LLC
        (zero coupon), due 10/1/15
        11.25%, beginning 10/1/09           (f)              3,210,000      2,608,125
     Vanguard Health Holding Co. II LLC
        9.00%, due 10/1/14                                   6,595,000      6,677,437
                                                                        -------------
                                                                           143,884,821
                                                                        -------------
     ELECTRIC (3.2%)
 &   AES Corp. (The)
        9.00%, due 5/15/15                  (c)             12,760,000     13,637,250
     Calpine Corp.
 &      8.50%, due 7/15/10                  (c)             19,027,000     20,168,620
        9.875%, due 12/1/11                 (c)              2,255,000      2,474,862
     NRG Energy, Inc.
        7.25%, due 2/1/14                                    4,775,000      4,894,375
        7.375%, due 2/1/16                                     345,000        354,487
     PSE&G Energy Holdings LLC
        8.625%, due 2/15/08                                  4,066,000      4,152,402
     Reliant Energy Mid-Atlantic Power
        Holdings LLC
        Series C
        9.681%, due 7/2/26                                   1,190,000      1,380,400
     Western Resources, Inc.
        7.125%, due 8/1/09                                     855,000        886,147
                                                                        -------------
                                                                           47,948,543
                                                                        -------------
     ELECTRONICS (0.2%)
     Fisher Scientific International, Inc.
        6.125%, due 7/1/15                                   3,145,000      3,152,633
                                                                        -------------
     ENERGY - ALTERNATE SOURCES (0.0%)      ++
     Salton Sea Funding Corp.
        Series E
        8.30%, due 5/30/11                  (a)                  2,621          2,800
                                                                        -------------
     ENTERTAINMENT (1.6%)
     Gaylord Entertainment Co.
        6.75%, due 11/15/14                                  2,745,000      2,672,944
        8.00%, due 11/15/13                                  4,890,000      5,006,137
     Isle of Capri Casinos, Inc.
        9.00%, due 3/15/12                                   1,295,000      1,350,037
     Jacobs Entertainment, Inc.
        9.75%, due 6/15/14                                   3,920,000      4,008,200
     Mohegan Tribal Gaming Authority
        6.375%, due 7/15/09                                  1,460,000      1,452,700
        8.00%, due 4/1/12                                    3,590,000      3,724,625
     Penn National Gaming, Inc.
        6.75%, due 3/1/15                                    3,560,000      3,453,200

        6.875%, due 12/1/11                                  2,240,000       2,240,000
                                                                        --------------
                                                                            23,907,843
                                                                        --------------
     ENVIRONMENTAL CONTROL (0.5%)
     Geo Sub Corp.
        11.00%, due 5/15/12                                  7,575,000       7,575,000
                                                                        --------------
     FOOD (1.7%)
     Chiquita Brands International, Inc.
        7.50%, due 11/1/14                                   9,670,000       8,715,087
     Pilgrims Pride Corp.
        7.625%, due 5/1/15                                   1,795,000       1,790,512
        8.375%, due 5/1/17                                   1,350,000       1,333,125
     Pinnacle Foods Holding Corp.
        8.25%, due 12/1/13                                   6,695,000       7,281,147
     Swift & Co.
        10.125%, due 10/1/09                                 6,250,000       6,453,125
                                                                        --------------
                                                                            25,572,996
                                                                        --------------
     FOREST PRODUCTS & PAPER (1.9%)
     Bowater, Inc.
        9.375%, due 12/15/21                                 6,084,700       6,115,123
        9.50%, due 10/15/12                                     90,000          91,800
     Georgia-Pacific Corp.
        7.00%, due 1/15/15                  (c)              1,615,000       1,623,075
        7.125%, due 1/15/17                 (c)              3,880,000       3,889,700
        7.375%, due 12/1/25                                  1,310,000       1,264,150
        7.75%, due 11/15/29                                     64,000          63,360
        8.00%, due 1/15/24                                   4,295,000       4,316,475
        8.875%, due 5/15/31                                  6,895,000       7,308,700
     Georgia-Pacific Corp./Timber Group
        7.25%, due 6/1/28                                    4,180,000       3,991,900
                                                                        --------------
                                                                            28,664,283
                                                                        --------------
     HAND & MACHINE TOOLS (0.3%)
     Baldor Electric Co.
        8.625%, due 2/15/17                 (f)              2,985,000       3,156,637
     Thermadyne Holdings Corp.
        10.50%, due 2/1/14                  (f)              1,590,000       1,566,150
                                                                        --------------
                                                                             4,722,787
                                                                        --------------
     HEALTH CARE-PRODUCTS (1.1%)
     CDRV Investors, Inc.
        9.86%, due 12/1/11                  (c)(h)           2,720,000       2,706,400
     Cooper Cos., Inc. (The)
        7.125%, due 2/15/15                 (c)              2,980,000       3,024,700
     Encore Medical Finance LLC/Encore
        Medical Finance Corp.
        11.75%, due 11/15/14                (c)              3,115,000       3,192,875
     Hanger Orthopedic Group, Inc.
        10.25%, due 6/1/14                                   4,885,000       5,190,312
     Invacare Corp.
        9.75%, due 2/15/15                  (c)              1,100,000       1,105,500
     Universal Hospital Services, Inc.
        10.125%, due 11/1/11                                 1,185,000       1,259,062
                                                                        --------------
                                                                            16,478,849
                                                                        --------------
     HEALTH CARE-SERVICES (1.6%)

     Alliance Imaging, Inc.
        7.25%, due 12/15/12                 (f)              2,440,000       2,391,200
     Ameripath, Inc.
        10.50%, due 4/1/13                                   6,505,000       6,960,350
     Centene Corp.
        7.25%, due 4/1/14                   (c)              4,135,000       4,155,675
     HCA, Inc.
        6.30%, due 10/1/12                                     410,000         383,350
        8.75%, due 9/1/10                                      120,000         125,850
        9.25%, due 11/15/16                 (c)              5,810,000       6,267,537
     Skilled Healthcare Group, Inc.
        11.00%, due 1/15/14                 (c)              2,930,000       3,259,625
     Triad Hospitals, Inc.
        7.00%, due 11/15/13                                  1,030,000       1,075,062
                                                                        --------------
                                                                            24,618,649
                                                                        --------------
     HOLDING COMPANIES - DIVERSIFIED
        (0.1%)
     ESI Tractebel Acquisition Corp.
        Class B
        7.99%, due 12/30/11                                  2,212,000       2,260,281
                                                                        --------------
     HOUSEHOLD PRODUCTS & WARES (0.6%)
     ACCO Brands Corp.
        7.625%, due 8/15/15                                  6,575,000       6,575,000
     Jarden Corp.
        7.50%, due 5/1/17                                    3,190,000       3,221,900
                                                                        --------------
                                                                             9,796,900
                                                                        --------------
     INSURANCE (0.5%)
     Crum & Forster Holdings Corp.
        10.375%, due 6/15/13                                 6,810,000       7,354,800
     Lumbermens Mutual Casualty
        8.45%, due 12/1/97                  (c)(d)             555,000           4,162
        9.15%, due 7/1/26                   (c)(d)          12,235,000          91,762
                                                                        --------------
                                                                             7,450,724
                                                                        --------------
     IRON & STEEL (0.4%)
     Allegheny Ludlum Corp.
        6.95%, due 12/15/25                                  4,420,000       4,552,600
     Allegheny Technologies, Inc.
        8.375%, due 12/15/11                                 1,390,000       1,494,250
     United States Steel Corp.
        9.75%, due 5/15/10                                     645,000         677,250
                                                                        --------------
                                                                             6,724,100
                                                                        --------------
     LEISURE TIME (0.4%)
     Town Sports International, Inc.
        (zero coupon), due 2/1/14
        11.00%, beginning 2/1/09                             6,830,000       6,112,850
                                                                        --------------
     LODGING (2.5%)
     Boyd Gaming Corp.
        6.75%, due 4/15/14                                     725,000         723,187
        7.125%, due 2/1/16                                   1,180,000       1,156,400
        7.75%, due 12/15/12                                  5,500,000       5,678,750
        8.75%, due 4/15/12                                   1,430,000       1,492,562
     Mandalay Resort Group

        9.50%, due 8/1/08                                    2,965,000       3,094,719
        10.25%, due 8/1/07                                     290,000         293,625
     MGM Mirage, Inc.
        8.50%, due 9/15/10                                   2,826,000       3,020,288
        9.75%, due 6/1/07                                    3,155,000       3,170,775
     MTR Gaming Group, Inc.
        Series B
        9.00%, due 6/1/12                                    3,410,000       3,546,400
        Series B
        9.75%, due 4/1/10                                      260,000         271,050
     Park Place Entertainment Corp.
        7.00%, due 4/15/13                                   2,125,000       2,257,813
        8.875%, due 9/15/08                                  3,470,000       3,617,475
     Resort International Hotel/Casino
        11.50%, due 3/15/09                                  1,995,000       2,114,700
     San Pasqual Casino
        8.00%, due 9/15/13                  (c)              1,815,000       1,867,181
     Seminole Hard Rock Entertainment,
        Inc./Seminole Hard Rock
        International LLC
        7.848%, due 3/15/14                 (c)(g)           3,010,000       3,070,200
     Starwood Hotels & Resorts Worldwide,
        Inc.
        7.375%, due 5/1/07                                   1,935,000       1,936,494
                                                                        --------------
                                                                            37,311,619
                                                                        --------------
     MEDIA (1.9%)
     Dex Media East LLC
        12.125%, due 11/15/12                                2,095,000       2,291,406
     MediaNews Group, Inc.
        6.875%, due 10/1/13                                  1,615,000       1,469,650
     Morris Publishing Group LLC
        7.00%, due 8/1/13                                    5,825,000       5,562,875
     Paxson Communications Corp.
        8.61%, due 1/15/12                  (c)(g)           5,310,000       5,429,475
        11.61%, due 1/15/13                 (c)(g)           9,055,000       9,439,838
     Ziff Davis Media, Inc.
        11.36%, due 5/1/12                  (g)              4,035,000       4,045,088
                                                                        --------------
                                                                            28,238,332
                                                                        --------------
     METAL FABRICATE & HARDWARE (0.7%)
     Metals USA, Inc.
        11.125%, due 12/1/15                                 2,125,000       2,358,750
     Mueller Group, Inc.
        10.00%, due 5/1/12                                   2,499,000       2,698,920
     Neenah Foundary Co.
        9.50%, due 1/1/17                   (c)              5,355,000       5,355,000
                                                                        --------------
                                                                            10,412,670
                                                                        --------------
     MINING (0.6%)
     Freeport-McMoRan Copper & Gold, Inc.
        8.25%, due 4/1/15                                    2,295,000       2,469,994
        8.375%, due 4/1/17                                   5,585,000       6,038,781
                                                                        --------------
                                                                             8,508,775
                                                                        --------------
     MISCELLANEOUS - MANUFACTURING (0.9%)
     Clarke American Corp.
        11.75%, due 12/15/13                                 4,890,000       5,647,950
     RBS Global, Inc./Rexnord Corp.
        9.50%, due 8/1/14                                    8,280,000       8,611,200

                                                                        --------------
                                                                            14,259,150
                                                                        --------------
     OIL & GAS (5.9%)
     Chaparral Energy, Inc.
        8.50%, due 12/1/15                                   5,480,000       5,411,500
        8.875%, due 2/1/17                  (c)              4,815,000       4,839,075
     Chesapeake Energy Corp.
        6.50%, due 8/15/17                                  11,390,000      11,247,625
        6.625%, due 1/15/16                                  2,440,000       2,458,300
        6.875%, due 11/15/20                                 1,095,000       1,089,525
     Colorado Interstate Gas Co.
        5.95%, due 3/15/15                                   3,920,000       3,944,476
     Forest Oil Corp.
        8.00%, due 12/15/11                                  4,675,000       4,873,688
     Hilcorp Energy I, L.P./Hilcorp
        Finance Co.
        7.75%, due 11/1/15                  (c)              3,730,000       3,664,725
        9.00%, due 6/1/16                   (c)(f)           3,935,000       4,171,100
     Mariner Energy, Inc.
        7.50%, due 4/15/13                                   5,585,000       5,487,263
     Newfield Exploration Co.
        6.625%, due 4/15/16                                  3,030,000       3,030,000
     Parker Drilling Co.
        9.625%, due 10/1/13                                  6,770,000       7,345,450
     Petroquest Energy, Inc.
        10.375%, due 5/15/12                                 1,265,000       1,321,925
     Pogo Producing Co.
        6.875%, due 10/1/17                                  9,490,000       9,252,750
     Pride International, Inc.
        7.375%, due 7/15/14                                  2,770,000       2,839,250
     Stone Energy Corp.
        6.75%, due 12/15/14                                  3,750,000       3,506,250
     Venoco, Inc.
        8.75%, due 12/15/11                                  2,050,000       2,060,250
     Vintage Petroleum, Inc.
        8.25%, due 5/1/12                                    7,205,000       7,510,442
     Whiting Petroleum Corp.
        7.00%, due 2/1/14                                    4,305,000       4,197,375
        7.25%, due 5/1/13                                    1,855,000       1,822,538
                                                                        --------------
                                                                            90,073,507
                                                                        --------------
     OIL & GAS SERVICES (0.7%)
     Allis-Chalmers Energy, Inc.
        8.50%, due 3/1/17                                    3,580,000       3,526,300
        9.00%, due 1/15/14                                   3,835,000       3,863,763
     Complete Production Services, Inc.
        8.00%, due 12/15/16                 (c)              3,815,000       3,910,375
                                                                        --------------
                                                                            11,300,438
                                                                        --------------
     PACKAGING & CONTAINERS (1.5%)
     Berry Plastics Holding Corp.
        8.875%, due 9/15/14                                  2,975,000       3,041,938
     Owens-Brockway Glass Container, Inc.
        7.75%, due 5/15/11                                   2,060,000       2,126,950
        8.25%, due 5/15/13                                   1,200,000       1,251,000
        8.75%, due 11/15/12                                    640,000         673,600
        8.875%, due 2/15/09                                  8,302,000       8,468,040
     Owens-Illinois, Inc.

        8.10%, due 5/15/07                                   6,805,000       6,805,000
                                                                        --------------
                                                                            22,366,528
                                                                        --------------
     PIPELINES (3.1%)
     ANR Pipeline Co.
        7.375%, due 2/15/24                                    395,000         453,401
        8.875%, due 3/15/10                                  1,315,000       1,373,360
        9.625%, due 11/1/21                                  8,075,000      10,939,744
     El Paso Corp.
        7.80%, due 8/1/31                                    1,145,000       1,265,225
     El Paso Natural Gas Co.
        7.50%, due 11/15/26                                  1,435,000       1,601,027
        7.625%, due 8/1/10                                   3,975,000       4,148,227
     MarkWest Energy Partners, L.P./
        MarkWest Energy Finance Corp.
        Series B
        6.875%, due 11/1/14                                  2,050,000       1,988,500
        8.50%, due 7/15/16                                   6,065,000       6,322,763
     Northwest Pipeline Corp.
        7.125%, due 12/1/25                                  2,195,000       2,332,188
     Pacific Energy Partners, L.P./
        Pacific Energy Finance Corp.
        7.125%, due 6/15/14                                  3,475,000       3,629,012
     Southern Natural Gas Co.
        7.35%, due 2/15/31                                   1,335,000       1,476,517
     Tennessee Gas Pipeline Co.
        7.625%, due 4/1/37                                   9,515,000      10,932,488
                                                                        --------------
                                                                            46,462,452
                                                                        --------------
     REAL ESTATE (1.7%)
     Crescent Real Estate Equities, L.P.
        7.50%, due 9/15/07                                   8,265,000       8,306,325
     Host Hotels & Resorts L.P.
        6.875%, due 11/1/14                                  2,145,000       2,177,175
     Host Marriott, L.P.
        Series Q
        6.75%, due 6/1/16                                    1,730,000       1,742,975
     Omega Healthcare Investors, Inc.
        7.00%, due 4/1/14                                    6,225,000       6,287,250
     Trustreet Properties, Inc.
        7.50%, due 4/1/15                                    6,700,000       7,298,102
                                                                        --------------
                                                                            25,811,827
                                                                        --------------
     RETAIL (2.4%)
     Harry & David Holdings, Inc.
        9.00%, due 3/1/13                                    2,675,000       2,728,500
     Rite Aid Corp.
        7.50%, due 1/15/15                                   6,030,000       6,014,925
        7.50%, due 3/1/17                                    3,865,000       3,816,688
        8.125%, due 5/1/10                                     725,000         744,938
        8.625%, due 3/1/15                                   6,355,000       6,021,363
     Star Gas Partners, L.P./Star Gas
        Finance Co.
        Series B
        10.25%, due 2/15/13                                  9,150,000       9,721,875
     Toys "R" Us, Inc.
        7.625%, due 8/1/11                  (f)              7,300,000       6,935,000
                                                                        --------------
                                                                            35,983,289
                                                                        --------------
     SOFTWARE (0.5%)

     Open Solutions, Inc.
        9.75%, due 2/1/15                   (c)              1,510,000       1,555,300
     SS&C Technologies, Inc.
        11.75%, due 12/1/13                                  5,405,000       6,040,088
                                                                        --------------
                                                                             7,595,388
                                                                        --------------
     TELECOMMUNICATIONS (4.3%)
     Centennial Cellular Operating Co./
        Centennial Communications Corp.
        10.125%, due 6/15/13                                 5,765,000       6,226,200
     Dobson Cellular Systems, Inc.
        8.375%, due 11/1/11                 (f)              1,105,000       1,172,681
        Series B
        8.375%, due 11/1/11                                  2,470,000       2,621,288
        9.875%, due 11/1/12                                  3,215,000       3,504,350
     GCI, Inc.
        7.25%, due 2/15/14                                   2,150,000       2,150,000
     Lucent Technologies, Inc.
        5.50%, due 11/15/08                 (f)              1,745,000       1,731,913
 &      6.45%, due 3/15/29                                  14,240,000      12,851,600
        6.50%, due 1/15/28                                   3,410,000       3,077,525
     PanAmSat Corp.
        9.00%, due 8/15/14                                   1,880,000       2,035,100
        9.00%, due 6/15/16                  (c)              3,660,000       4,030,575
     Qwest Communications International,
        Inc.
        7.25%, due 2/15/11                  (f)              1,265,000       1,295,044
        Series B
        7.50%, due 2/15/14                                   8,560,000       8,816,800
     Qwest Corp.
        5.625%, due 11/15/08                                   300,000         300,000
        7.20%, due 11/10/26                                  1,645,000       1,665,563
        7.25%, due 9/15/25                                     920,000         948,750
        7.50%, due 10/1/14                                   1,655,000       1,746,025
        8.875%, due 3/15/12                                  4,820,000       5,326,100
        8.875%, due 6/1/31                                   4,860,000       5,066,550
                                                                        --------------
                                                                            64,566,064
                                                                        --------------
     TEXTILES (1.0%)
 &   INVISTA
        9.25%, due 5/1/12                   (c)             14,065,000      14,979,225
                                                                        --------------
     TRUCKING & LEASING (0.5%)
     Greenbrier Cos., Inc.
        8.375%, due 5/15/15                                  4,090,000       4,151,350
     Interpool, Inc.
        6.00%, due 9/1/14                                    3,845,000       3,518,175
                                                                        --------------
                                                                             7,669,525
                                                                        --------------
     Total Corporate Bonds
        (Cost $965,086,659)                                              1,000,797,388
                                                                        --------------

                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                          ------------  --------------
     FOREIGN BONDS (7.4%)
     BUILDING MATERIALS (0.1%)
     Ainsworth Lumber Co., Ltd.
        9.35%, due 4/1/13                   (g)              2,400,000       1,836,000
                                                                        --------------

     CHEMICALS (0.1%)
     Nova Chemicals Corp.
        8.502%, due 11/15/13                (g)              2,195,000       2,184,025
                                                                        --------------
     COMMERCIAL SERVICES (0.4%)
     Quebecor World, Inc.
        9.75%, due 1/15/15                  (c)              5,555,000       5,832,750
                                                                        --------------
     DIVERSIFIED FINANCIAL SERVICES (0.5%)
     Digicel, Ltd.
        9.25%, due 9/1/12                   (c)              3,910,000       4,125,050
     Galaxy Entertainment Finance Co.,
        Ltd.
        9.875%, due 12/15/12                (c)(f)           2,695,000       2,944,288
                                                                        --------------
                                                                             7,069,338
                                                                        --------------
     ELECTRONICS (0.9%)
     NXP B.V./NXP Funding LLC
        7.875%, due 10/15/14                (c)             10,135,000      10,464,388
        9.50%, due 10/15/15                 (c)              2,690,000       2,777,425
                                                                        --------------
                                                                            13,241,813
                                                                        --------------
     FOREST PRODUCTS & PAPER (0.1%)
     Bowater Canada Finance
        7.95%, due 11/15/11                                  1,830,000       1,779,675
                                                                        --------------
     MEDIA (1.2%)
     CanWest Media, Inc.
        8.00%, due 9/15/12                                   4,671,920       4,835,437
     Quebecor Media, Inc.
        7.75%, due 3/15/16                                   6,345,000       6,519,488
     Shaw Communications, Inc.
        7.50%, due 11/20/13                              C$  5,470,000       5,271,100
     Sun Media Corp.
        7.625%, due 2/15/13                               $  2,330,000       2,364,950
                                                                        --------------
                                                                            18,990,975
                                                                        --------------
     PHARMACEUTICALS (0.2%)
     Angiotech Pharmaceuticals, Inc.
        7.75%, due 4/1/14                   (f)              1,970,000       1,817,325
        9.11%, due 12/1/13                  (c)(g)             500,000         510,625
                                                                        --------------
                                                                             2,327,950
                                                                        --------------
     RETAIL (0.8%)
     Jafra Cosmetics International, Inc./
        Distribuidora
        Comerical Jafra
        S.A. de C.V.
        10.75%, due 5/15/11                                  2,305,000       2,440,419
     Jean Coutu Group PJC, Inc. (The)
        8.50%, due 8/1/14                                    8,435,000       9,151,975
                                                                        --------------
                                                                            11,592,394
                                                                        --------------
     SEMICONDUCTORS (0.1%)
     MagnaChip Semiconductor S.A./
        MagnaChip Semiconductor
        Finance Co.
        8.605%, due 12/15/11                (g)              2,690,000       2,306,675
                                                                        --------------
     TELECOMMUNICATIONS (2.7%)
     Inmarsat Finance PLC
        (zero coupon), due 11/15/12
        10.375%, beginning 11/15/08                          6,585,000       6,222,825

     Intelsat Subsidiary Holding Co., Ltd.
        8.25%, due 1/15/13                                   6,000,000       6,255,000
     Millicom International Cellular S.A.
        10.00%, due 12/1/13                                  8,880,000       9,723,600
     Nortel Networks, Ltd.
        10.75%, due 7/15/16                 (c)              5,795,000       6,432,450
     Rogers Wireless, Inc.
        8.00%, due 12/15/12                                  2,510,000       2,660,600
        9.625%, due 5/1/11                                   5,355,000       6,104,700
     Satelites Mexicanos S.A. de C.V.
        14.10%, due 11/30/11                (g)              2,800,000       2,957,500
                                                                        --------------
                                                                            40,356,675
                                                                        --------------
     TRANSPORTATION (0.3%)
     Grupo Transportacion Ferroviaria
        Mexicana S.A. de C.V.
        12.50%, due 6/15/12                                  4,005,000       4,293,360
                                                                        --------------
     Total Foreign Bonds
        (Cost $107,333,250)                                                111,811,630
                                                                        --------------

                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                          ------------  --------------
     LOAN ASSIGNMENTS & PARTICIPATIONS (6.9%) (i)
     AUTO MANUFACTURERS (0.6%)
     Navistar International Corp.
        Revolver
        8.587%, due 1/19/12                                  2,400,000       2,431,800
        Term Loan B
        8.61%, due 1/19/12                                   6,600,000       6,687,450
                                                                        --------------
                                                                             9,119,250
                                                                        --------------
     AUTO PARTS & EQUIPMENT (0.0%)          ++
     Goodyear Tire & Rubber Co. (The)
        2nd Lien Term Loan
        8.14%, due 4/30/10                                     700,000         704,958
                                                                        --------------
     CHEMICALS (0.5%)
     Talecris Biotherapeutics, Inc.
        1st Lien Term Loan
        8.86%, due 12/6/13                                   2,420,000       2,429,075
        2nd Lien Term Loan
        11.86%, due 12/6/14                                  4,845,000       4,947,956
                                                                        --------------
                                                                             7,377,031
                                                                        --------------
     CONTAINERS & PACKAGING (0.0%)          ++
     Graham Packaging Holdings Co.
        2nd Lien Term Loan
        11.50%, due 4/7/12                                     714,286         720,536
                                                                        --------------
     HEALTH CARE-SERVICES (0.7%)
     HCA, Inc.
        Term Loan B
        7.60%, due 11/17/13                                 10,225,000      10,308,078
                                                                        --------------
     MEDIA (0.6%)
     Nielsen Finance LLC

        Dollar Term Loan
        7.61%, due 8/6/13                                    9,666,425       9,741,949
                                                                        --------------
     MINING (0.7%)
     Aleris International, Inc.
        New Term Loan B
        7.375%, due 12/19/13                                 3,630,000       3,634,538
     BHM Technologies LLC
        1st Lien Term Loan
        8.353%, due 7/23/13                                  7,013,553       6,776,846
                                                                        --------------
                                                                            10,411,384
                                                                        --------------
     PHARMACEUTICALS (0.3%)
     Warner Chilcott Corp.
        Dovonex Delayed Draw Term Loan
        7.35%, due 1/18/12                                     623,375         624,933
        Tranche C Term Loan
        7.35%, due 1/18/12                                     778,885         782,084
        Tranche B Term Loan
        7.355%, due 1/18/12                                  2,836,953       2,848,604
                                                                        --------------
                                                                             4,255,621
                                                                        --------------
     REAL ESTATE (1.5%)
     Building Materials
        2nd Lien Term Loan
        11.125%, due 9/15/14                                 3,775,000       3,790,730
     LNR Property Corp.
        Term Loan A1
        8.103%, due 7/12/09                                    915,000         916,144
        Initial Tranche B Term Loan
        8.11%, due 7/12/11                                   8,260,000       8,305,727
     Rental Services Corp.
        2nd Lien Term Loan
        8.857%, due 11/27/10                                 3,595,000       3,647,128
     Riverdeep Interactive Learning USA,
        Inc.
        Bridge Loan
        11.55%, due 12/20/07                                 2,835,000       2,820,825
     Town Sports International, Inc.
        Term Loan B
        7.125%, due 2/27/14                                  3,010,000       3,013,763
                                                                        --------------
                                                                            22,494,317
                                                                        --------------
     RETAIL (1.2%)
     Michaels Stores, Inc.
        Term Loan B
        8.125%, due 10/31/13                                 7,335,158       7,396,003
     Neiman Marcus Group, Inc. (The)
        Term Loan B
        7.346%, due 4/6/13                                   4,303,797       4,338,094
     Toys "R" Us (Delaware), Inc.
        Term Loan
        10.345%, due 1/9/13                                  5,870,000       5,904,856
                                                                        --------------
                                                                            17,638,953
                                                                        --------------
     SOFTWARE (0.5%)
     SunGard Data Systems, Inc.
        Term Loan

        7.36%, due 2/11/13                                   8,125,400       8,186,341
                                                                        --------------
     TELECOMMUNICATIONS (0.3%)
     Qwest Corp.
        Term Loan B
        6.95%, due 6/30/10                                   4,250,000       4,361,563
                                                                        --------------
     Total Loan Assignments &
        Participations
        (Cost $104,365,754)                                                105,319,981
                                                                        --------------

                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                          ------------  --------------
     YANKEE BONDS (1.4%)                    (j)
     FOREST PRODUCTS & PAPER (0.6%)
     Abitibi-Consolidated, Inc.
        8.85%, due 8/1/30                                    2,665,000       2,371,850
     Smurfit Capital Funding PLC
        7.50%, due 11/20/25                                  5,970,000       6,089,400
                                                                        --------------
                                                                             8,461,250
                                                                        --------------
     INSURANCE (0.6%)
     Fairfax Financial Holdings, Ltd.
        7.375%, due 4/15/18                 (f)              3,015,000       2,841,638
        7.75%, due 7/15/37                  (f)                135,000         124,200
        8.25%, due 10/1/15                                      95,000          94,525
        8.30%, due 4/15/26                  (f)              5,865,000       5,733,038
                                                                        --------------
                                                                             8,793,401
                                                                        --------------
     TELECOMMUNICATIONS (0.2%)
     Rogers Cantel, Inc.
        9.75%, due 6/1/16                                    2,560,000       3,225,600
                                                                        --------------
     Total Yankee Bonds
        (Cost $16,877,735)                                                  20,480,251
                                                                        --------------
     Total Long-Term Bonds
        (Cost $1,229,188,149)                                            1,274,873,144
                                                                        --------------

                                                             SHARES          VALUE
                                                          ------------  --------------
     COMMON STOCKS (1.7%)
     AGRICULTURE (0.0%)                     ++
     North Atlantic Trading Co., Inc.       (a)(b)(k)(l)         2,418              24
                                                                        --------------
     BUILDING MATERIALS (0.0%)              ++
     Ainsworth Lumber Co., Ltd.             (f)                 33,500         211,720
                                                                        --------------
     COMMERCIAL SERVICES (0.0%)             ++
     Dinewise, Inc.                         (b)(k)           1,627,396          16,274
                                                                        --------------
     DIVERSIFIED FINANCIAL SERVICES (0.0%)  ++
     El Comandante Capital Corp. (Escrow
        shares)                             (a)(b)(k)        2,412,000         294,264
                                                                        --------------
     ELECTRIC (0.0%)                        ++
     Dynegy, Inc. Class A                   (f)(k)               1,023           9,473
                                                                        --------------
     INTERNET (0.3%)

     NEON Communications Group, Inc.        (k)(l)             886,996       4,160,011
                                                                        --------------
     MEDIA (0.2%)
     Adelphia Communications Corp. (Escrow
        shares)                             (b)(k)           1,760,000               0(n)
     Adelphia Contingent Value Vehicle      (a)(b)           2,207,279          22,073
     CBS Corp. Class B                                         124,600       3,811,514
                                                                        --------------
                                                                             3,833,587
                                                                        --------------
     PIPELINES (0.3%)
     Williams Cos., Inc.                                       135,000       3,842,100
                                                                        --------------
     RETAIL (0.3%)
     Star Gas Partners, L.P.                (f)(k)           1,062,328       4,153,703
                                                                        --------------
     SOFTWARE (0.1%)
     QuadraMed Corp.                        (a)(k)             519,325       1,578,748
     QuadraMed Corp.                        (a)(k)             106,427         323,538
                                                                        --------------
                                                                             1,902,286
                                                                        --------------
     TELECOMMUNICATIONS (0.5%)
     Loral Space & Communications, Ltd.     (k)                 42,950       2,185,296
     Remote Dynamics, Inc.                  (k)                 72,541             225
     Sprint Nextel Corp.                                       258,400       4,899,264
                                                                        --------------
                                                                             7,084,785
                                                                        --------------
     Total Common Stocks
        (Cost $26,666,502)                                                  25,508,227
                                                                        --------------

                                                             SHARES          VALUE
                                                          ------------  --------------
     CONVERTIBLE PREFERRED STOCKS (0.5%)
     INTERNET (0.0%)                        ++
     NEON Communications Group, Inc.
        6.00%                               (a)(b)(k)(l)       107,873         379,443
                                                                        --------------
     SOFTWARE (0.5%)
     QuadraMed Corp.
        5.50%                               (c)(k)             278,000       7,506,000
                                                                        --------------
     Total Convertible Preferred Stocks
        (Cost $6,941,788)                                                    7,885,443
                                                                        --------------


                                                             SHARES          VALUE
                                                          ------------  --------------
     PREFERRED STOCKS (1.4%)
     MEDIA (0.3%)
     Haights Cross Communications, Inc.
        16.00%                              (a)(l)              99,800       3,842,300
     Ziff Davis Holdings, Inc.
        10.00%                              (a)(b)(k)              674          16,850
                                                                        ---------------
                                                                             3,859,150
                                                                        ---------------
     REAL ESTATE INVESTMENT TRUSTS (1.0%)
     Sovereign Real Estate Investment
        Corp.
 &      12.00%                              (a)(c)               9,450      14,727,825
                                                                        ---------------

     TELECOMMUNICATIONS (0.1%)
     Loral Skynet Corp.
        12.00% Series A                     (f)(h)              10,986       2,272,729
                                                                        --------------
     Total Preferred Stocks
        (Cost $17,636,257)                                                  20,859,704
                                                                        --------------

                                                           NUMBER OF
                                                            WARRANTS         VALUE
                                                          ------------  --------------
     WARRANTS (0.0%)                        ++
     INTERNET (0.0%)                        ++
     Ziff Davis Holdings, Inc.
        Strike Price $0.001
        Expire 8/12/12                      (b)(k)             123,640           1,236
                                                                        --------------
     MEDIA (0.0%)                           ++
     Haights Cross Communications, Inc.
        Strike Price $0.001
        Expire 12/10/11                     (a)(b)(k)(l)           104               1
        Preferred Class A
        Strike Price $0.001
        Expire 12/10/11                     (a)(b)(k)(l)        97,772             978
                                                                        --------------
                                                                                   979
                                                                        --------------
     Total Warrants
        (Cost $2,139)                                                            2,215
                                                                        --------------

                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                          ------------  --------------
     SHORT-TERM INVESTMENTS (13.6%)
     COMMERCIAL PAPER (5.2%)
     Abbott Laboratories
        5.25%, due 4/4/07                                 $ 13,000,000      12,994,312
     American General Finance Corp.
        5.245%, due 4/17/07                                 16,560,000      16,521,397
     Clipper Receivables Corp.
        5.286%, due 4/4/07                  (m)              1,395,138       1,395,138
     Commonwealth Bank of Australia
        (Delaware) Finance, Inc.
        5.269%, due 4/16/07                 (m)              1,674,166       1,674,166
     Fairway Finance Corp.
        5.274%, due 4/5/07                  (m)                837,083         837,083
     Grampian Funding LLC
        5.291%, due 4/23/07                 (m)                837,083         837,083
     Liberty Street Funding Co.
        5.285%, due 4/4/07                  (m)                837,083         837,083
     Lloyds Bank PLC
        5.24%, due 4/16/07                                  15,000,000      14,967,250
     National Australia Funding
        5.255%, due 4/13/07                                  5,000,000       4,991,242
     Old Line Funding LLC
        5.282%, due 4/10/07                 (m)                837,083         837,083
     Paradigm Funding LLC
        5.294%, due 4/16/07                 (m)                837,083         837,083
     Park Avenue Receivables Corp.
        5.282%, due 4/12/07                 (m)                837,083         837,083
     Rabobank USA Finance Corp.

        5.37%, due 4/2/07                                         9,875,000       9,873,527
     Ranger Funding LLC
        5.287%, due 4/10/07                      (m)              1,395,138       1,395,138
     Toyota Motor Credit Corp.
        5.245%, due 4/12/07                                       3,000,000       2,995,192
        5.26%, due 4/11/07                                        7,320,000       7,309,304
                                                                             --------------
     Total Commercial Paper
        (Cost $79,139,164)                                                       79,139,164
                                                                             --------------

                                                                  SHARES          VALUE
                                                               ------------  --------------
     INVESTMENT COMPANIES (0.5%)
     BGI Institutional Money Market Fund         (m)              4,008,054       4,008,054
     Merrill Lynch Funds - Premier
        Institutional Money Market Fund                           3,232,680       3,232,680
                                                                             --------------
     Total Investment Companies
        (Cost $7,240,734)                                                         7,240,734
                                                                             --------------


                                                                 PRINCIPAL
                                                                  AMOUNT          VALUE
                                                               ------------  --------------
     REPURCHASE AGREEMENT (0.1%)
     Morgan Stanley & Co. 5.54%, dated
        3/30/07 due 4/2/07 Proceeds at
        Maturity $1,228,289 (Collateralized by
        various Corporate Bonds, with rates
        between 0.00%-8.38% and maturity
        dates between 8/1/07-9/15/99, with a
        Principal Amount of $1,248,786 and a
        Market Value of $1,269,477)              (m)           $  1,227,722       1,227,722
                                                                             --------------
     Total Repurchase Agreement
        (Cost $1,227,722)                                                         1,227,722
                                                                             --------------
     TIME DEPOSITS (2.1%)
     Abbey National PLC
        5.30%, due 5/7/07                        (m)              2,232,221       2,232,221
     Banco Bilbao Vizcaya Argentaria S.A.
        5.305%, due 4/26/07                      (m)              1,395,138       1,395,138
     Bank of America Corp.
        5.27%, due 5/18/07                       (g)(m)           2,232,221       2,232,221
     Bank of Nova Scotia
        5.28%, due 4/16/07                       (m)              1,953,194       1,953,194
     BNP Paribas
        5.27%, due 4/9/07                        (m)              1,953,194       1,953,194
     Citigroup, Inc.
        5.375%, due 4/2/07                       (m)              1,674,166       1,674,166
     Credit Suisse First Boston Corp.
        5.275%, due 4/18/07                      (m)              2,232,221       2,232,221
     Fortis Bank
        5.27%, due 4/11/07                       (m)              2,232,221       2,232,221
     KBC Bank N.V.
        5.28%, due 6/5/07                        (m)              1,674,166       1,674,166
     Royal Bank of Scotland
        5.285%, due 5/8/07                       (m)              1,395,138       1,395,138
     Skandinaviska Enskilda Banken AB
        5.29%, due 5/31/07                       (m)              1,953,194       1,953,194
     Societe Generale North America, Inc.
        5.30%, due 4/4/07                        (m)              2,232,221       2,232,221
     Standard Chartered Bank
        5.28%, due 4/13/07                       (m)              2,232,221       2,232,221

     Toronto Dominion Bank, Ltd.
        5.27%, due 4/5/07                   (m)              2,232,221       2,232,221
     UBS AG
        5.27%, due 5/4/07                   (m)              2,232,221       2,232,221
     Rabobank Nederland
        5.275%, due 4/9/07                  (m)              1,674,166       1,674,166
                                                                        --------------
     Total Time Deposits
        (Cost $31,530,124)                                                  31,530,124
                                                                        --------------
     U.S. GOVERNMENT (5.7%)
     U.S. Treasury Bills
        5.025%, due 4/19/07                                 25,000,000      24,937,188
        5.105%, due 4/19/07                                  7,670,000       7,650,423
        5.128%, due 4/19/07                                 11,240,000      11,211,183
        5.133%, due 4/19/07                                 11,580,000      11,550,283
        5.135%, due 4/19/07                                 21,850,000      21,793,900
        5.136%, due 4/19/07                                 10,000,000       9,974,321
                                                                        --------------
     Total U.S. Government
        (Cost $87,117,298)                                                  87,117,298
                                                                        --------------
     Total Short-Term Investments
        (Cost $206,255,042)                                                206,255,042
                                                                        --------------
     Total Investments
        (Cost $1,486,689,877)               (o)                  101.3%  1,535,383,775(p)
     Liabilities in Excess of
        Cash and Other Assets                                     (1.3)    (20,153,578)
                                                          ------------  --------------
     Net Assets                                                  100.0% $1,515,230,197
                                                          ============  ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Portfolio's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBAs, options and futures. This percentage is marked-to-market daily against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a) Illiquid security. The total market value of these securities at March 31, 2007 is $22,037,410, which represents 1.5% of the Portfolio's net assets.

(b) Fair valued security. The total market value of these securities at March 31, 2007 is $1,579,709, which reflects 0.1% of the Portfolio's net assets.

(c) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(d)  Issue in default.

(e)  Issuer in bankruptcy.

(f)  Represents a security, or a portion thereof, which is out on loan.

(g)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(h) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(i) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k)  Non-income producing security.

(l)  Restricted security.

(m) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)  Less than one dollar.

(o)  The cost for federal income tax purposes is $1,489,130,508.

(p) At March 31, 2007 net unrealized appreciation was $46,253,267, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $77,112,404 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $30,859,137.

The following abbreviations are used in the above portfolio:

C$ - Canadian Dollar

HIGH YIELD CORPORATE BOND PORTFOLIO

Restricted securities held at March 31, 2007:

                                                      NUMBER OF
                                       DATE(S) OF     WARRANTS/                  3/31/07    PERCENT OF
SECURITY                               ACQUISITION      SHARES       COST         VALUE     NET ASSETS
--------                             --------------   ---------   ----------   ----------   ----------
Haights Cross Communications, Inc.
   Preferred Stock
   16.00%                            1/22/04-2/3/06     99,800    $4,655,813   $3,842,300      0.3%
   Warrants                          1/22/04-2/3/06     97,876           979          979      0.0(a)

NEON Communications Group, Inc.
   Common Stock                            10/15/02    886,996       651,676    4,160,011      0.3
   Convertible Preferred Stock
   6%                                        6/8/05    107,873       295,589      379,443      0.0(a)

North Atlantic Trading Co., Inc.
   Common Stock                             4/21/04      2,418            24           24      0.0(a)
                                                       -------    ----------   ----------      ---
                                                                  $5,604,081   $8,382,757      0.6%
                                                                  ----------   ----------      ---

(a)  Less than one tenth of a percent.

MAINSTAY VP ICAP SELECT EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES        VALUE
                                                          ------------  ------------
  COMMON STOCKS (97.7%)                     +
  BEVERAGES (1.5%)
  Coca-Cola Co. (The)                                           68,550  $  3,290,400
                                                                        ------------
  CAPITAL MARKETS (4.3%)
& Morgan Stanley                                               119,200     9,388,192
                                                                        ------------
  CHEMICALS (6.4%)
& E.I. du Pont de Nemours & Co.                                186,350     9,211,280
  Imperial Chemical Industries PLC,
     Sponsored ADR                          (a)                120,000     4,723,200
                                                                        ------------
                                                                          13,934,480
                                                                        ------------
  COMMUNICATIONS EQUIPMENT (2.8%)
  Motorola, Inc.                                               340,800     6,021,936
                                                                        ------------
  COMPUTERS & PERIPHERALS (3.6%)
  Hewlett-Packard Co.                                          193,800     7,779,132
                                                                        ------------
  CONTAINERS & PACKAGING (2.2%)
  Temple-Inland, Inc.                       (b)                 80,300     4,797,122
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (4.8%)
& JPMorgan Chase & Co.                                         215,500    10,425,890
                                                                        ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
     (4.9%)
& AT&T, Inc.                                                   269,150    10,612,584
                                                                        ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS
     (2.2%)
  Agilent Technologies, Inc.                (c)                143,250     4,826,092
                                                                        ------------
  ENERGY EQUIPMENT & SERVICES (2.6%)
  Schlumberger, Ltd.                                            80,300     5,548,730
                                                                        ------------
  FOOD & STAPLES RETAILING (2.4%)
  CVS Corp.                                 (b)                151,350     5,167,089
                                                                        ------------
  HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
  Hospira, Inc.                             (c)                127,750     5,224,975
                                                                        ------------
  HOTELS, RESTAURANTS & LEISURE (6.5%)
  InterContinental Hotels Group PLC, ADR    (a)                195,050     4,823,587
& McDonald's Corp.                                             207,000     9,325,350
                                                                        ------------
                                                                          14,148,937
                                                                        ------------
  INDUSTRIAL CONGLOMERATES (4.8%)
& Textron, Inc.                             (b)                116,000    10,416,800
                                                                        ------------

  INSURANCE (9.4%)
& American International Group, Inc.                           152,550    10,254,411
& Travelers Cos., Inc. (The)                                   192,350     9,957,960
                                                                        ------------
                                                                          20,212,371
                                                                        ------------
  MEDIA (3.6%)
  Viacom, Inc. Class B                      (c)                188,550     7,751,291
                                                                        ------------
  METALS & MINING (2.4%)
  Rio Tinto PLC, Sponsored ADR              (a)                 22,550     5,137,116
                                                                        ------------
  MULTILINE RETAIL (4.2%)
  Target Corp.                                                 154,750     9,170,485
                                                                        ------------
  MULTI-UTILITIES (3.8%)
  Dominion Resources, Inc.                                      91,500     8,122,455
                                                                        ------------
  OIL, GAS & CONSUMABLE FUELS (8.6%)
  Hess Corp.                                                   160,300     8,891,841
& Occidental Petroleum Corp.                                   197,371     9,732,364
                                                                        ------------
                                                                          18,624,205
                                                                        ------------
  PHARMACEUTICALS (8.7%)
  Eli Lilly & Co.                                              135,200     7,261,592
& Novartis AG, ADR                          (a)                211,500    11,554,245
                                                                        ------------
                                                                          18,815,837
                                                                        ------------
  ROAD & RAIL (3.7%)
  CSX Corp.                                                      9,600       384,480
  Norfolk Southern Corp.                                       149,150     7,546,990
                                                                        ------------
                                                                           7,931,470
                                                                        ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     (1.9%)
  Texas Instruments, Inc.                                      134,900     4,060,490
                                                                        ------------
  Total Common Stocks
     (Cost $199,225,656)                                                 211,408,079
                                                                        ------------

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (4.5%)
  COMMERCIAL PAPER (0.9%)
  Clipper Receivables Corp.
     5.286%, due 4/4/07                     (d)           $    290,470       290,470
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                    (d)                348,564       348,564
  Fairway Finance Corp.
     5.274%, due 4/5/07                     (d)                174,282       174,282
  Grampian Funding LLC
     5.291%, due 4/23/07                    (d)                174,282       174,282
  Liberty Street Funding Co.
     5.285%, due 4/4/07                     (d)                174,282       174,282
  Old Line Funding LLC
     5.282%, due 4/10/07                    (d)                174,282       174,282
  Paradigm Funding LLC
     5.294%, due 4/16/07                    (d)                174,282       174,282
  Park Avenue Receivables Corp.

     5.282%, due 4/12/07                    (d)                174,282       174,282
  Ranger Funding LLC
     5.287%, due 4/10/07                    (d)                290,470       290,470
                                                                        ------------
  Total Commercial Paper
     (Cost $1,975,196)                                                     1,975,196
                                                                        ------------

                                                             SHARES        VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (0.4%)
  BGI Institutional Money Market Fund       (d)                834,485       834,485
                                                                        ------------
  Total Investment Company
     (Cost $834,485)                                                         834,485
                                                                        ------------

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $255,732 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $259,999 and a
     Market Value of $264,307)              (d)           $    255,614       255,614
                                                                        ------------
  Total Repurchase Agreement
     (Cost $255,614)                                                         255,614
                                                                        ------------
  TIME DEPOSITS (3.1%)
  Abbey National PLC
     5.30%, due 5/7/07                      (d)                464,752       464,752
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                    (d)                290,470       290,470
  Bank of America Corp.
     5.27%, due 5/18/07                     (d)(e)             464,752       464,752
  Bank of Nova Scotia
     5.28%, due 4/16/07                     (d)                406,658       406,658
  BNP Paribas
     5.27%, due 4/9/07                      (d)                406,658       406,658
  Citigroup, Inc.
     5.375%, due 4/2/07                     (d)                348,564       348,564
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                    (d)                464,753       464,753
  Fortis Bank
     5.27%, due 4/11/07                     (d)                464,752       464,752
  KBC Bank N.V.
     5.28%, due 6/5/07                      (d)                348,564       348,564
  Rabobank Nederland
     5.275%, due 4/9/07                     (d)                348,564       348,564
  Royal Bank of Scotland
     5.285%, due 5/8/07                     (d)                290,470       290,470
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                     (d)                406,658       406,658
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                      (d)                464,752       464,752
  Standard Chartered Bank
     5.28%, due 4/13/07                     (d)                464,752       464,752
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                      (d)                464,752       464,752
  UBS AG
     5.27%, due 5/4/07                      (d)                464,752       464,752
                                                                        ------------

  Total Time Deposits
     (Cost $6,564,623)                                                     6,564,623
                                                                        ------------
  Total Short-Term Investments
     (Cost $9,629,918)                                                     9,629,918
                                                                        ------------
  Total Investments
     (Cost $208,855,574)                    (f)                  102.2%  221,037,997(g)
  Liabilities in Excess of
     Cash and Other Assets                                        (2.2)   (4,663,127)
                                                          ------------  ------------
  Net Assets                                                     100.0% $216,374,870
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  ADR - American Depositary Receipt.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  Non-income producing security.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(f)  The cost for federal income tax purposes is $209,104,638.

(g) At March 31, 2007 net unrealized appreciation was $11,933,359, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $14,430,727 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,497,368.

MAINSTAY VP INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES        VALUE
                                                          ------------  ------------
  COMMON STOCKS (99.7%)                     +
  AEROSPACE & DEFENSE (2.2%)
  Lockheed Martin Corp.                                          2,633  $    255,454
  Northrop Grumman Corp.                                        27,983     2,076,898
  Raytheon Co.                                                   2,608       136,816
                                                                        ------------
                                                                           2,469,168
                                                                        ------------
  AIR FREIGHT & LOGISTICS (1.0%)
  FedEx Corp.                                                    2,957       317,671
  United Parcel Service, Inc. Class B       (a)                 12,071       846,177
                                                                        ------------
                                                                           1,163,848
                                                                        ------------
  AIRLINES (0.1%)
  Southwest Airlines Co.                                         9,408       138,298
                                                                        ------------
  AUTO COMPONENTS (1.8%)
  ArvinMeritor, Inc.                                            46,225       843,606
  Magna International, Inc. Class A         (a)                 15,298     1,149,033
                                                                        ------------
                                                                           1,992,639
                                                                        ------------
  BEVERAGES (0.6%)
  Coca-Cola Enterprises, Inc.                                    1,696        34,344
  Molson Coors Brewing Co. Class B                               5,976       565,449
  Pepsi Bottling Group, Inc. (The)                               2,751        87,729
                                                                        ------------
                                                                             687,522
                                                                        ------------
  BIOTECHNOLOGY (1.5%)
  Amgen, Inc.                               (b)                 28,118     1,571,234
  ImClone Systems, Inc.                     (a)(b)               3,699       150,808
                                                                        ------------
                                                                           1,722,042
                                                                        ------------
  CAPITAL MARKETS (5.9%)
& Goldman Sachs Group, Inc. (The)                               12,223     2,525,639
  Lehman Brothers Holdings, Inc.                                11,143       780,790
  Merrill Lynch & Co., Inc.                                      9,181       749,812
& Morgan Stanley                                                32,623     2,569,388
                                                                        ------------
                                                                           6,625,629
                                                                        ------------
  CHEMICALS (1.9%)
  Celanese Corp. Class A                                        10,389       320,397
  Georgia Gulf Corp.                                             4,874        79,008
  Lyondell Chemical Co.                                         56,599     1,696,272
  Westlake Chemical Corp.                                        2,022        54,897
                                                                        ------------
                                                                           2,150,574
                                                                        ------------
  COMMERCIAL BANKS (0.2%)
  Comerica, Inc.                                                 3,677       217,384
                                                                        ------------

  COMMERCIAL SERVICES & SUPPLIES (0.6%)
  John H. Harland Co.                                            5,929       303,743
  Labor Ready, Inc.                         (b)                  4,233        80,385
  R.R. Donnelley & Sons Co.                                      5,296       193,781
  Watson Wyatt Worldwide, Inc. Class A                           2,524       122,793
                                                                        ------------
                                                                             700,702
                                                                        ------------
  COMMUNICATIONS EQUIPMENT (0.4%)
  Cisco Systems, Inc.                       (b)                  6,540       166,966
  Motorola, Inc.                                                17,778       314,137
                                                                        ------------
                                                                             481,103
                                                                        ------------
  COMPUTERS & PERIPHERALS (5.5%)
& Hewlett-Packard Co.                                           64,733     2,598,383
  Imation Corp.                                                    967        39,047
& International Business Machines Corp.                         34,458     3,248,011
  Lexmark International, Inc. Class A       (b)                  3,678       215,016
                                                                        ------------
                                                                           6,100,457
                                                                        ------------
  CONSUMER FINANCE (0.6%)
  AmeriCredit Corp.                         (a)(b)              27,549       629,770
  Capital One Financial Corp.                                      707        53,350
                                                                        ------------
                                                                             683,120
                                                                        ------------
  DISTRIBUTORS (0.2%)
  Building Materials Holding Corp.          (a)                 15,133       274,059
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (9.0%)
& Bank of America Corp.                                         71,616     3,653,848
& Citigroup, Inc.                                               83,268     4,274,979
  JPMorgan Chase & Co.                                          44,439     2,149,959
                                                                        ------------
                                                                          10,078,786
                                                                        ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
     (3.3%)
  AT&T, Inc.                                                    38,149     1,504,215
  Embarq Corp.                                                     835        47,052
  Verizon Communications, Inc.                                  55,651     2,110,286
                                                                        ------------
                                                                           3,661,553
                                                                        ------------
  ELECTRIC UTILITIES (0.2%)
  Edison International                                           1,622        79,689
  Progress Energy, Inc.                     (a)                  2,729       137,651
                                                                        ------------
                                                                             217,340
                                                                        ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS
     (1.7%)
  Arrow Electronics, Inc.                   (b)                  9,087       343,034
  Avnet, Inc.                               (a)(b)              17,659       638,196
  Nam Tai Electronics, Inc.                                     12,435       161,033
  Tech Data Corp.                           (b)                  2,705        96,866
  Vishay Intertechnology, Inc.              (b)                 45,882       641,430
                                                                        ------------
                                                                           1,880,559
                                                                        ------------
  ENERGY EQUIPMENT & SERVICES (0.2%)
  Grey Wolf, Inc.                           (a)(b)              37,926       254,104
                                                                        ------------
  FOOD & STAPLES RETAILING (0.5%)
  Kroger Co. (The)                                               4,772       134,809
  SUPERVALU, Inc.                                               10,884       425,238
                                                                        ------------
                                                                             560,047
                                                                        ------------

  FOOD PRODUCTS (1.2%)
  ConAgra Foods, Inc.                                            2,236        55,699
  General Mills, Inc.                                           15,118       880,170
  Seaboard Corp.                                                   166       375,160
                                                                        ------------
                                                                           1,311,029
                                                                        ------------
  GAS UTILITIES (0.6%)
  Nicor, Inc.                               (a)                  5,521       267,327
  UGI Corp.                                                     16,033       428,241
                                                                        ------------
                                                                             695,568
                                                                        ------------
  HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
  Becton, Dickinson & Co.                                       13,807     1,061,620
                                                                        ------------
  HEALTH CARE PROVIDERS & SERVICES (4.8%)
  Aetna, Inc.                                                   15,548       680,847
  AMERIGROUP Corp.                          (a)(b)              15,351       466,670
  AmerisourceBergen Corp.                                        2,326       122,697
  Apria Healthcare Group, Inc.              (b)                  9,170       295,733
  Healthspring, Inc.                        (b)                 15,462       364,130
  Humana, Inc.                              (b)                 21,272     1,234,201
  McKesson Corp.                                                25,202     1,475,325
  Molina Healthcare, Inc.                   (b)                  1,361        41,633
  WellCare Health Plans, Inc.               (b)                  7,272       619,938
  WellPoint, Inc.                           (b)                    355        28,791
                                                                        ------------
                                                                           5,329,965
                                                                        ------------
  HOTELS, RESTAURANTS & LEISURE (1.1%)
  Darden Restaurants, Inc.                                      10,167       418,779
  McDonald's Corp.                                              17,129       771,661
  Wyndham Worldwide Corp.                   (b)                  1,488        50,815
                                                                        ------------
                                                                           1,241,255
                                                                        ------------
  HOUSEHOLD DURABLES (2.6%)
  KB HOME                                   (a)                 14,170       604,634
  Newell Rubbermaid, Inc.                                       15,104       469,583
  NVR, Inc.                                 (a)(b)               1,733     1,152,445
  Tupperware Brands Corp.                                       28,252       704,322
                                                                        ------------
                                                                           2,930,984
                                                                        ------------
  HOUSEHOLD PRODUCTS (2.1%)
  Kimberly-Clark Corp.                                          29,056     1,990,045
  Procter & Gamble Co. (The)                                     4,961       313,337
                                                                        ------------
                                                                           2,303,382
                                                                        ------------
  INDEPENDENT POWER PRODUCERS & ENERGY
     TRADERS (1.4%)
  TXU Corp.                                                     24,584     1,575,834
                                                                        ------------
  INDUSTRIAL CONGLOMERATES (1.4%)
  General Electric Co.                                          28,449     1,005,957
  Tyco International, Ltd.                                      18,234       575,283
                                                                        ------------
                                                                           1,581,240
                                                                        ------------
  INSURANCE (4.6%)
  ACE, Ltd.                                                     31,125     1,775,993
  American Financial Group, Inc.                                 6,189       210,674

  American International Group, Inc.                             1,823       122,542
  Arch Capital Group, Ltd.                  (b)                  9,140       623,439
  Aspen Insurance Holdings, Ltd.                                20,664       541,603
  Axis Capital Holdings, Ltd.                                   10,773       364,774
  Endurance Specialty Holdings, Ltd.                            24,947       891,606
  Odyssey Re Holdings Corp.                                      3,851       151,383
  PartnerRe, Ltd.                                                6,792       465,524
                                                                        ------------
                                                                           5,147,538
                                                                        ------------
  INTERNET & CATALOG RETAIL (0.4%)
  Expedia, Inc.                             (b)                 17,524       406,206
                                                                        ------------
  INTERNET SOFTWARE & SERVICES (0.7%)
  EarthLink, Inc.                           (b)                 34,070       250,415
  United Online, Inc.                                           38,415       538,962
                                                                        ------------
                                                                             789,377
                                                                        ------------
  IT SERVICES (2.7%)
  Accenture, Ltd. Class A                                       32,069     1,235,939
  Acxiom Corp.                                                  16,212       346,775
  Computer Sciences Corp.                   (b)                 18,996       990,261
  Electronic Data Systems Corp.                                 16,328       451,959
                                                                        ------------
                                                                           3,024,934
                                                                        ------------
  LEISURE EQUIPMENT & PRODUCTS (1.1%)
  Eastman Kodak Co.                         (a)                  9,571       215,922
  Hasbro, Inc.                                                  18,798       537,999
  Mattel, Inc.                                                  18,678       514,952
                                                                        ------------
                                                                           1,268,873
                                                                        ------------
  LIFE SCIENCES TOOLS & SERVICES (0.8%)
  Applera Corp.-Applied BioSystems Group                        29,697       878,140
                                                                        ------------
  MACHINERY (1.7%)
  Cummins, Inc.                                                 12,823     1,855,745
                                                                        ------------
  MEDIA (1.1%)
  CBS Corp. Class B                                             23,956       732,814
  Idearc, Inc.                                                   2,797        98,175
  Walt Disney Co. (The)                                         11,193       385,375
                                                                        ------------
                                                                           1,216,364
                                                                        ------------
  METALS & MINING (1.7%)
  Freeport-McMoRan Copper & Gold, Inc.
     Class B                                                    13,987       925,800
  United States Steel Corp.                                      9,380       930,215
                                                                        ------------
                                                                           1,856,015
                                                                        ------------
  MULTILINE RETAIL (0.3%)
  Big Lots, Inc.                            (a)(b)              10,564       330,442
                                                                        ------------
  OIL, GAS & CONSUMABLE FUELS (13.2%)
& Chevron Corp.                                                 39,467     2,918,979
  ConocoPhillips                                                30,321     2,072,440
  EnCana Corp.                                                  11,116       562,803
& ExxonMobil Corp.                                              76,862     5,799,237
  Marathon Oil Corp.                                            15,574     1,539,178
  Occidental Petroleum Corp.                                    14,748       727,224
  Tesoro Corp.                                                   5,699       572,351

  Valero Energy Corp.                                            9,381       604,981
                                                                        ------------
                                                                          14,797,193
                                                                        ------------
  PHARMACEUTICALS (6.9%)
  Biovail Corp.                             (a)                 38,819       848,583
  Johnson & Johnson                                             24,357     1,467,753
  King Pharmaceuticals, Inc.                (b)                 28,252       555,717
  Merck & Co., Inc.                                             46,145     2,038,225
& Pfizer, Inc.                                                 109,789     2,773,270
  ViroPharma, Inc.                          (b)                  5,849        83,933
                                                                        ------------
                                                                           7,767,481
                                                                        ------------
  REAL ESTATE INVESTMENT TRUSTS (1.1%)
  iStar Financial, Inc.                                         22,108     1,035,318
  Potlatch Corp.                                                 3,118       142,742
                                                                        ------------
                                                                           1,178,060
                                                                        ------------
  ROAD & RAIL (0.9%)
  Burlington Northern Santa Fe Corp.                             4,195       337,404
  CSX Corp.                                                      4,472       179,104
  Norfolk Southern Corp.                                         4,272       216,163
  Union Pacific Corp.                                            2,870       291,449
                                                                        ------------
                                                                           1,024,120
                                                                        ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     (1.7%)
  Amkor Technology, Inc.                    (a)(b)              56,950       710,736
  Applied Materials, Inc.                                       31,773       582,081
  Intel Corp.                                                      551        10,541
  Lam Research Corp.                        (a)(b)              12,536       593,454
  Novellus Systems, Inc.                    (a)(b)                 570        18,251
                                                                        ------------
                                                                           1,915,063
                                                                        ------------
  SOFTWARE (1.8%)
  BMC Software, Inc.                        (b)                  4,400       135,476
  Microsoft Corp.                                               64,684     1,802,743
  Sybase, Inc.                              (b)                  4,526       114,417
                                                                        ------------
                                                                           2,052,636
                                                                        ------------
  SPECIALTY RETAIL (1.1%)
  AutoNation, Inc.                          (b)                 13,739       291,816
  Barnes & Noble, Inc.                                          10,950       431,978
  Group 1 Automotive, Inc.                                      13,578       539,997
                                                                        ------------
                                                                           1,263,791
                                                                        ------------
  TEXTILES, APPAREL & LUXURY GOODS (0.3%)
  Brown Shoe Co., Inc.                                           7,133       299,586
                                                                        ------------
  THRIFTS & MORTGAGE FINANCE (3.4%)
  Corus Bankshares, Inc.                    (a)                  9,502       162,104
  Countrywide Financial Corp.                                   23,819       801,271
  Downey Financial Corp.                    (a)                  1,686       108,814
  IndyMac Bancorp, Inc.                     (a)                 13,709       439,373
& Washington Mutual, Inc.                                       56,100     2,265,318
                                                                        ------------
                                                                           3,776,880
                                                                        ------------
  TOBACCO (0.2%)
  Altria Group, Inc.                                             2,231       195,904
                                                                        ------------

  WIRELESS TELECOMMUNICATION SERVICES
     (0.4%)
  Sprint Nextel Corp.                                           21,296       403,772
                                                                        ------------
  Total Common Stocks
     (Cost $97,759,153)                                                  111,537,931
                                                                        ------------

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (5.6%)
  COMMERCIAL PAPER (1.2%)
  Clipper Receivables Corp.
     5.286%, due 4/4/07                     (c)           $    189,590       189,590
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                    (c)                227,508       227,508
  Fairway Finance Corp.
     5.274%, due 4/5/07                     (c)                113,754       113,754
  Grampian Funding LLC
     5.291%, due 4/23/07                    (c)                113,754       113,754
  Liberty Street Funding Co.
     5.285%, due 4/4/07                     (c)                113,754       113,754
  Old Line Funding LLC
     5.282%, due 4/10/07                    (c)                113,754       113,754
  Paradigm Funding LLC
     5.294%, due 4/16/07                    (c)                113,754       113,754
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                    (c)                113,754       113,754
  Ranger Funding LLC
     5.287%, due 4/10/07                    (c)                189,590       189,590
                                                                        ------------
  Total Commercial Paper
     (Cost $1,289,212)                                                     1,289,212
                                                                        ------------

                                                             SHARES        VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (0.5%)
  BGI Institutional Money Market Fund       (c)                544,669       544,669
                                                                        ------------
  Total Investment Company
     (Cost $544,669)                                                         544,669
                                                                        ------------

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $166,916 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $169,702 and a
     Market Value of $172,514)              (c)           &    166,839       166,839
                                                                        ------------
  Total Repurchase Agreement
     (Cost $166,839)                                                         166,839
                                                                        ------------
  TIME DEPOSITS (3.8%)
  Abbey National PLC
     5.30%, due 5/7/07                      (c)                303,345       303,345
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                    (c)                189,590       189,590
  Bank of America Corp.

     5.27%, due 5/18/07                     (c) (d)            303,345       303,345
  Bank of Nova Scotia
     5.28%, due 4/16/07                     (c)                265,426       265,426
  BNP Paribas
     5.27%, due 4/9/07                      (c)                265,426       265,426
  Citigroup, Inc.
     5.375%, due 4/2/07                     (c)                227,508       227,508
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                    (c)                303,345       303,345
  Fortis Bank
     5.27%, due 4/11/07                     (c)                303,345       303,345
  KBC Bank N.V.
     5.28%, due 6/5/07                      (c)                227,508       227,508
  Rabobank Nederland
     5.275%, due 4/9/07                     (c)                227,508       227,508
  Royal Bank of Scotland
     5.285%, due 5/8/07                     (c)                189,590       189,590
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                     (c)                265,426       265,426
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                      (c)                303,345       303,345
  Standard Chartered Bank
     5.28%, due 4/13/07                     (c)                303,345       303,345
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                      (c)                303,345       303,345
  UBS AG
     5.27%, due 5/4/07                      (c)                303,345       303,345
                                                                        ------------
  Total Time Deposits
     (Cost $4,284,742)                                                     4,284,742
                                                                        ------------
  Total Short-Term Investments
     (Cost $6,285,462)                                                     6,285,462
                                                                        ------------
  Total Investments
     (Cost $104,044,615)                    (e)                  105.3%  117,823,393(f)
  Liabilities in Excess of
     Cash and Other Assets                                        (5.3)  (5,878,340)
                                                          ------------  ------------
  Net Assets                                                     100.0% $111,945,053
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents a security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(e)  The cost for federal income tax purposes is $104,772,954.

(f) At March 31, 2007 net unrealized appreciation was $13,050,439, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $15,804,955 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,754,516.

  MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO
  PORTFOLIO OF INVESTMENTS                          +++ March 31, 2007 unaudited

                                                             SHARES         VALUE
                                                          ------------  ------------
  COMMON STOCKS (91.8%)                     +
  BELGIUM (0.2%)
  Barco N.V. (electronic equipment &
     instruments)                                               13,701  $  1,265,434
                                                                        ------------
  BRAZIL (0.3%)
  Gol Linhas Aereas Inteligentes SA, ADR
     (airlines)                             (a)(b)              59,500     1,810,585
                                                                        ------------
  CANADA (1.6%)
  Loblaw Cos., Ltd. (food & staples
     retailing)                             (b)                250,400     9,976,960
                                                                        ------------
  FINLAND (3.2%)
  Nokian Renkaat Oyj (auto components)      (b)                264,998     7,256,950
  TietoEnator Oyj (IT Services)             (b)                436,700    12,717,372
                                                                        ------------
                                                                          19,974,322
                                                                        ------------
  FRANCE (3.4%)
  BNP Paribas S.A. (commercial banks)                          100,794    10,527,945
  Neopost S.A. (office electronics)                             21,090     3,014,519
  Total S.A. (oil, gas & consumable fuels)                     106,000     7,426,925
                                                                        ------------
                                                                          20,969,389
                                                                        ------------
  GERMANY (8.4%)
  AWD Holding AG (capital markets)                               1,026        48,587
  Bayerische Motoren Werke AG
     (automobiles)                                             244,829    14,446,011
& Hannover Rueckversicherung AG
     (insurance)                            (c)                421,635    18,784,091
  Puma AG Rudolf Dassler Sport (textiles,
     apparel & luxury goods)                                    43,242    15,810,810
  Rational AG (household durables)                               4,700       911,951
  Siemens AG (industrial conglomerates)                         19,000     2,031,000
                                                                        ------------
                                                                          52,032,450
                                                                        ------------
  GREECE (1.3%)
  OPAP S.A. (hotels, restaurants &
     leisure)                                                  212,521     8,153,498
                                                                        ------------
  HONG KONG (2.8%)
  Esprit Holdings, Ltd. (specialty retail)                   1,341,000    15,729,526
  Yue Yuen Industrial Holdings, Ltd.
     (textiles, apparel & luxury goods)                        549,500     1,863,665
                                                                        ------------
                                                                          17,593,191
                                                                        ------------
  IRELAND (2.9%)
  Bank of Ireland (commercial banks)        (i)                428,920     9,236,321
  Bank of Ireland (commercial banks)                            45,500       981,616
  C&C Group PLC (beverages)                                    531,065     8,087,424
                                                                        ------------
                                                                          18,305,361
                                                                        ------------
  ITALY (11.4%)
  Assicurazioni Generali S.p.A.
     (insurance)                                               212,500     9,038,361
  Enel S.p.A. (electric utilities)                           1,140,150    12,199,786

  ENI S.p.A. (oil, gas & consumable fuels)  (b)                216,600     7,048,447
  ENI S.p.A., Sponsored ADR (oil, gas &
     consumable fuels)                      (a)(b)              11,250       729,338
& Mediaset S.p.A. (media)                                    2,144,885    23,337,418
  Snam Rete Gas S.p.A. (gas utilities)                       2,479,465    15,741,199
  Terna S.p.A. (electric utilities)                            829,492     3,080,454
                                                                        ------------
                                                                          71,175,003
                                                                        ------------
  JAPAN (5.9%)
  Canon, Inc. (office electronics)                             166,050     8,919,692
  Canon, Inc., Sponsored ADR (office
     electronics)                           (a)                 33,166     1,780,351
  FamilyMart Co., Ltd. (food & staples
     retailing)                                                 23,400       651,324
  Keyence Corp. (electronic equipment &
     instruments)                                                3,800       857,451
  OBIC Co., Ltd. (IT Services)                                  16,400     3,244,094
  RICOH Co., Ltd. (office electronics)                         461,700    10,402,355
  Ryohin Keikaku Co., Ltd. (multiline
     retail)                                                    58,100     3,673,159
  Takeda Pharmaceutical Co., Ltd.
     (pharmaceuticals)                                         114,300     7,497,785
                                                                        ------------
                                                                          37,026,211
                                                                        ------------
  NETHERLANDS (6.9%)
& Reed Elsevier N.V. (media)                                 1,170,855    20,708,507
  SNS Reaal (diversified financial
     services)                                                  61,120     1,413,312
& TNT N.V. (air freight & logistics)                           447,742    20,533,327
                                                                        ------------
                                                                          42,655,146
                                                                        ------------
  NORWAY (0.7%)
  Tandberg Television ASA (communications
     equipment)                             (b)(c)             235,000     4,098,185
                                                                        ------------
  SINGAPORE (1.9%)
  DBS Group Holdings, Ltd. (commercial
     banks)                                                    296,000     4,175,197
  Venture Corp., Ltd. (electronic
     equipment & instruments)                                  773,000     7,438,816
                                                                        ------------
                                                                          11,614,013
                                                                        ------------
  SPAIN (2.8%)
& Banco Popular Espanol S.A. (commercial
     banks)                                                    838,930    17,303,371
                                                                        ------------
  SWEDEN (4.1%)
  Assa Abloy AB Class B (building
     products)                                                 273,000     6,274,918
  Svenska Handelsbanken Class A
     (commercial banks)                                        146,200     4,344,461
  Telefonaktiebolaget LM Ericsson Class B
     (communications equipment)             (b)              1,921,200     7,070,923
  Telefonaktiebolaget LM Ericsson,
     Sponsored ADR (communications
     equipment)                             (a)(b)             205,500     7,621,995
                                                                        ------------
                                                                          25,312,297
                                                                        ------------
  SWITZERLAND (11.3%)
  Logitech International S.A. Registered
     (computers & peripherals)              (b)(c)             244,400     6,801,652
& Nestle S.A. Registered (food products)                        53,571    20,863,659
  Novartis AG Registered (pharmaceuticals)                     159,780     9,164,849
  Novartis AG, ADR (pharmaceuticals)        (a)                135,400     7,396,902
  Roche Holding AG Genusscheine
     (pharmaceuticals)                                          85,766    15,174,826
  Swiss Reinsurance (insurance)                                120,600    11,016,418
                                                                        ------------
                                                                          70,418,306
                                                                        ------------

  UNITED KINGDOM (20.0%)
  BP PLC, Sponsored ADR (oil, gas &
     consumable fuels)                      (a)                244,400    15,824,900
& Diageo PLC (beverages)                                       773,029    15,660,807
& Diageo PLC, Sponsored ADR (beverages)     (a)                 30,678     2,483,384
  GlaxoSmithKline PLC, ADR
     (pharmaceuticals)                      (a)                119,900     6,625,674
  Lloyds TSB Group PLC (commercial banks)                    1,345,057    14,822,474
  Lloyds TSB Group PLC, Sponsored ADR
     (commercial banks)                     (a)(b)              35,465     1,577,129
  Provident Financial PLC (consumer
     finance)                                                  707,538    11,194,322
  Rolls-Royce Group PLC (aerospace &
     defense)                               (c)                476,130     4,630,887
  Rolls-Royce Group PLC CLass B
     (aerospace & defense)                                  28,186,896        55,468
  Royal Bank of Scotland Group PLC
     (commercial banks)                                         38,300     1,495,314
  Royal Dutch Shell PLC Class A, ADR
     (oil, gas & consumable fuels)          (a)                 58,700     3,891,810
  Scottish & Southern Energy PLC
     (electric utilities)                                      134,360     4,074,409
& Tesco PLC (food & staples retailing)                       3,475,999    30,387,787
  Vodafone Group PLC, ADR (wireless
     telecommunication services)            (a)                422,624    11,351,681
                                                                        ------------
                                                                         124,076,046
                                                                        ------------
  UNITED STATES (2.7%)
& AFLAC, Inc. (insurance)                                      355,463    16,728,089
                                                                        ------------
  Total Common Stocks
     (Cost $462,069,851)                                                 570,487,857
                                                                        ------------

                                                            NUMBER OF
                                                            CONTRACTS       VALUE
                                                          ------------  ------------
  PURCHASED PUT OPTION (0.0%)               ++
  SWITZERLAND (0.0%)                        ++
  Logitech International S.A.
     Strike Price $25.00
     Expire 6/16/07 (computers & peripherals)                   90,500        54,300
                                                                        ------------
  Total Purchased Put Option
     (Cost $97,054)                                                           54,300
                                                                        ------------

                                                            NUMBER OF
                                                            WARRANTS        VALUE
                                                          ------------  ------------
  WARRANTS (3.5%)
  IRELAND (3.5%)
& Ryanair Holdings PLC
     Strike Price E0.000001
     Expire 3/21/08 (airlines)              (c)(d)           2,760,342    21,932,672
                                                                        ------------
  Total Warrants
     (Cost $10,521,227)                                                   21,932,672
                                                                        ------------

                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (8.9%)
  COMMERCIAL PAPER (2.2%)
  UNITED STATES (2.2%)
  Clipper Receivables Corp.
     5.286%, due 4/4/07 (capital markets)   (e)           $  1,593,935     1,593,935
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07 (capital markets)  (e)              1,912,722     1,912,722
  Fairway Finance Corp.
     5.274%, due 4/5/07 (capital markets)   (e)                956,360       956,360
  Grampian Funding LLC
     5.291%, due 4/23/07 (capital markets)  (e)                956,360       956,360
  Liberty Street Funding Co.
     5.285%, due 4/4/07 (capital markets)   (e)                956,360       956,360
  Old Line Funding LLC
     5.282%, due 4/10/07 (capital markets)  (e)                956,360       956,360
  Paradigm Funding LLC
     5.294%, due 4/16/07 (capital markets)  (e)                956,360       956,360
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07 (capital markets)  (e)                956,360       956,360
  Prudential Funding LLC
     5.37%, due 4/2/07 (capital markets)                     2,660,000     2,659,603
  Ranger Funding LLC
     5.287%, due 4/10/07 (capital markets)  (e)              1,593,935     1,593,935
                                                                        ------------
  Total Commercial Paper
     (Cost $13,498,355)                                                   13,498,355
                                                                        ------------

                                                              SHARES        VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (0.7%)
  UNITED STATES (0.7%)

  BGI Institutional Money Market Fund
     (capital markets)                      (e)              4,579,172     4,579,172
                                                                        ------------
  Total Investment Company
     (Cost $4,579,172)                                                     4,579,172
                                                                        ------------

                                                           PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.2%)
  UNITED STATES (0.2%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $1,403,310 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $1,426,728 and a
     Market Value of $1,450,368)
     (capital markets)                      (e)           $  1,402,663     1,402,663
                                                                        ------------
  Total Repurchase Agreement
     (Cost $1,402,663)                                                     1,402,663
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  TIME DEPOSITS (5.8%)
  UNITED STATES (5.8%)
  Abbey National PLC
     5.30%, due 5/7/07 (capital markets)    (e)              2,550,296     2,550,296
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07 (capital markets)  (e)              1,593,935     1,593,935
  Bank of America Corp.
     5.27%, due 5/18/07 (capital markets)   (e)(f)           2,550,296     2,550,296

  Bank of Nova Scotia
     5.28%, due 4/16/07 (capital markets)   (e)              2,231,509     2,231,509
  BNP Paribas
     5.27%, due 4/9/07 (capital markets)    (e)              2,231,509     2,231,509
  Citigroup, Inc.
     5.375%, due 4/2/07 (capital markets)   (e)              1,912,722     1,912,722
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07 (capital markets)  (e)              2,550,296     2,550,296
  Fortis Bank
     5.27%, due 4/11/07 (capital markets)   (e)              2,550,296     2,550,296
  KBC Bank N.V.
     5.28%, due 6/5/07 (capital markets)    (e)              1,912,722     1,912,722
  Rabobank Nederland
     5.275%, due 4/9/07 (capital markets)   (e)              1,912,722     1,912,722
  Royal Bank of Scotland
     5.285%, due 5/8/07 (capital markets)   (e)              1,593,935     1,593,935
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07 (capital markets)   (e)              2,231,509     2,231,509
  Societe Generale North America, Inc.
     5.30%, due 4/4/07 (capital markets)    (e)              2,550,296     2,550,296
  Standard Chartered Bank
     5.28%, due 4/13/07 (capital markets)   (e)              2,550,296     2,550,296
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07 (capital markets)    (e)              2,550,296     2,550,296
  UBS AG
     5.27%, due 5/4/07 (capital markets)    (e)              2,550,296     2,550,296
                                                                        ------------
  Total Time Deposits
     (Cost $36,022,931)                                                   36,022,931
                                                                        ------------
  Total Short-Term Investments
     (Cost $55,503,121)                                                   55,503,121
                                                                        ------------
  Total Investments
     (Cost $528,191,253)                    (g)                  104.2%  647,977,950(h)
  Liabilities in Excess of
     Cash and Other Assets                                        (4.2)  (26,344,140)
                                                          ------------  ------------
  Net Assets                                                     100.0% $621,633,810
                                                          ============  ============

                                                            NUMBER OF
                                                            CONTRACTS       VALUE
                                                          ------------  ------------
  WRITTEN CALL OPTION (0.0%)                ++
  SWITZERLAND (0.0%)                        ++
  Logitech International S.A.
     Strike Price $35.00
     Expire 6/16/07 (computers & peripherals)                  (90,500) $     (4,525)
                                                                        ------------
  Total Written Call Option
     (Premium Received $78,402)                                         $     (4,525)
                                                                        ------------


+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

+++ Fifty percent of the Portfolio's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  ADR - American Depositary Receipt.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  Non-income producing security.

(d) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(g)  The cost for federal income tax purposes is $528,787,244.

(h) At March 31, 2007 net unrealized appreciation for securities was $119,190,706, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $122,638,317 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,447,611.

(i)  Security primarily trades on the London exchange.

The following abbreviations are used in the above portfolio:

E - Euro

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO - CURRENCY
Foreign currency forward contracts open as of March 31, 2007

                                                                       CONTRACT         CONTRACT        UNREALIZED
                                                                        AMOUNT           AMOUNT        APPRECIATION/
                                                                      PURCHASED           SOLD        (DEPRECIATION)
                                                                   ---------------  ----------------  --------------
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 5/30/07                 A$ 16,963,970      $13,018,023       $684,200
Japanese Yen vs. U.S. Dollar, expiring 9/05/07                      Y 416,970,840        3,630,000        (21,344)
Pound Sterling vs. U.S. Dollar, expiring 6/19/07                    L   2,341,789        4,600,000          6,716

                                                                       CONTRACT         CONTRACT
                                                                        AMOUNT           AMOUNT
                                                                         SOLD           PURCHASED
                                                                   ---------------  ----------------
Foreign Currency Sale Contracts:
Canadian Dollar vs. U.S. Dollar, expiring 5/30/07                   C$12,457,000       $10,958,023        150,009

                                                                       CONTRACT        CONTRACT
                                                                        AMOUNT          AMOUNT
                                                                         SOLD          PURCHASED
                                                                   ---------------  ----------------
Foreign Cross Currency Contracts:
Australian Dollar vs. Canadian Dollar, expiring 5/30/07             A$  6,539,223   C$     5,890,000      (171,578)
Canadian Dollar vs. Australian Dollar, expiring 5/30/07             C$    325,000   A$       362,513        10,832
Canadian Dollar vs. Australian Dollar, expiring 8/9/07              C$  4,737,000   A$     5,214,089        83,361
Euro Dollar vs. Japanese Yen, expiring 5/29/07                      E  22,060,000    Y 3,279,219,000    (1,505,043)
Euro Dollar vs. Japanese Yen, expiring 7/11/07                      E  15,290,908    Y 2,332,062,345      (460,292)
Hong Kong Dollar vs. Pound Sterling, expiring 6/06/07               HK$52,513,332   L      3,490,000       131,271
Pound Sterling vs. Hong Kong Dollar, expiring 6/06/07               L   1,283,014   HK$   19,650,000        (4,045)
Singapore Dollar vs. Norwegian Krone, expiring 7/18/07              S$  3,377,000   NK    14,141,525        91,859
Swedish Krona vs. Japanese Yen, expiring 9/10/07                    KR 58,250,000    Y   959,581,375       (98,808)
Swiss Franc vs. Japanese Yen, expiring 6/12/07                      CF 34,720,000    Y 3,331,147,162      (217,884)
                                                                                                       -----------
Net unrealized depreciation on foreign currency forward contracts                                      $(1,320,746)
                                                                                                       ===========

Foreign currency open as of March 31, 2007

                                                                       CURRENCY           COST            VALUE
                                                                   ---------------  ----------------  --------------
Australian Dollar                                                  A$    7,357,813     $ 5,682,407      $ 5,953,206
Danish Krone                                                       DK       18,825           3,205            3,375
Euro                                                               E         3,045           4,065            4,068
Japanese Yen                                                       Y 1,647,146,983      13,803,060       13,977,826
Pound Sterling                                                     L     3,387,945       6,652,925        6,666,967
Swiss Franc                                                        CF       54,400          44,528           44,768
                                                                                       -----------      -----------
                                                                                       $26,190,190      $26,650,210
                                                                                       ===========      ===========

MAINSTAY VP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES         VALUE
                                                          ------------  ------------
  COMMON STOCKS (98.5%)                     +
  AEROSPACE & DEFENSE (4.2%)
  Rockwell Collins, Inc.                                        45,200  $  3,025,236
& United Technologies Corp.                                    110,000     7,150,000
                                                                        ------------
                                                                          10,175,236
                                                                        ------------
  BIOTECHNOLOGY (4.2%)
  Genentech, Inc.                           (a)                 73,300     6,019,396
  Gilead Sciences, Inc.                     (a)                 56,900     4,352,850
                                                                        ------------
                                                                          10,372,246
                                                                        ------------
  CAPITAL MARKETS (8.7%)
& Franklin Resources, Inc.                                      63,000     7,612,290
& Goldman Sachs Group, Inc. (The)                               42,900     8,864,427
  Merrill Lynch & Co., Inc.                                     31,600     2,580,772
  T. Rowe Price Group, Inc.                                     48,300     2,279,277
                                                                        ------------
                                                                          21,336,766
                                                                        ------------
  CHEMICALS (1.8%)
  Ecolab, Inc.                                                  44,300     1,904,900
  Monsanto Co.                                                  45,900     2,522,664
                                                                        ------------
                                                                           4,427,564
                                                                        ------------
  COMMUNICATIONS EQUIPMENT (10.3%)
& Cisco Systems, Inc.                       (a)                366,300     9,351,638
  Corning, Inc.                             (a)                153,600     3,492,864
  F5 Networks, Inc.                         (a)                 32,000     2,133,760
  Nokia Oyj, Sponsored ADR                  (b)                109,800     2,516,616
& QUALCOMM, Inc.                                               182,100     7,768,386
                                                                        ------------
                                                                          25,263,264
                                                                        ------------
  COMPUTERS & PERIPHERALS (6.0%)
& Apple, Inc.                               (a)                 82,700     7,683,657
  Hewlett-Packard Co.                                           89,300     3,584,502
  Network Appliance, Inc.                   (a)                 91,200     3,330,624
                                                                        ------------
                                                                          14,598,783
                                                                        ------------
  CONSUMER FINANCE (2.1%)
  American Express Co.                                          90,500     5,104,200
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (4.8%)
  Chicago Mercantile Exchange Holdings,
     Inc. Class A                                                8,600     4,579,156
  IntercontinentalExchange, Inc.            (a)(c)              21,800     2,664,178
  Moody's Corp.                                                 31,700     1,967,302
  Nymex Holdings, Inc.                      (a)                 18,300     2,484,408
                                                                        ------------
                                                                          11,695,044
                                                                        ------------

  ENERGY EQUIPMENT & SERVICES (1.1%)
  Schlumberger, Ltd.                                            39,900     2,757,090
                                                                        ------------
  FOOD & STAPLES RETAILING (3.2%)
  CVS/Caremark Corp.                                            85,900     2,932,626
  Walgreen Co.                                                 107,000     4,910,230
                                                                        ------------
                                                                           7,842,856
                                                                        ------------
  HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
  Alcon, Inc.                                                   36,800     4,850,976
  Intuitive Surgical, Inc.                  (a)(c)              30,100     3,659,257
                                                                        ------------
                                                                           8,510,233
                                                                        ------------
  HEALTH CARE PROVIDERS & SERVICES (2.8%)
  McKesson Corp.                                                68,700     4,021,698
  WellPoint, Inc.                           (a)                 36,200     2,935,820
                                                                        ------------
                                                                           6,957,518
                                                                        ------------
  HOTELS, RESTAURANTS & LEISURE (2.2%)
  International Game Technology                                 86,100     3,476,718
  Starbucks Corp.                           (a)                 61,600     1,931,776
                                                                        ------------
                                                                           5,408,494
                                                                        ------------
  HOUSEHOLD PRODUCTS (3.0%)
& Procter & Gamble Co. (The)                                   118,100     7,459,196
                                                                        ------------
  INDUSTRIAL CONGLOMERATES (2.8%)
  General Electric Co.                                         194,400     6,873,984
                                                                        ------------
  INTERNET SOFTWARE & SERVICES (3.9%)
  Akamai Technologies, Inc.                 (a)(c)              45,600     2,276,352
& Google, Inc. Class A                      (a)                 16,100     7,376,376
                                                                        ------------
                                                                           9,652,728
                                                                        ------------
  IT SERVICES (3.0%)
  Mastercard, Inc. Class A                  (c)                 23,200     2,464,768
  Paychex, Inc.                                                126,000     4,771,620
                                                                        ------------
                                                                           7,236,388
                                                                        ------------
  LIFE SCIENCES TOOLS & SERVICES (1.1%)
  Thermo Fisher Scientific, Inc.            (a)                 56,800     2,655,400
                                                                        ------------
  MACHINERY (2.9%)
  Danaher Corp.                                                 98,300     7,023,535
                                                                        ------------
  MEDIA (1.8%)
  Comcast Corp. Class A                     (a)                169,250     4,310,798
                                                                        ------------
  MULTILINE RETAIL (2.8%)
  Kohl's Corp.                              (a)                 39,100     2,995,451
  Target Corp.                                                  65,100     3,857,826
                                                                        ------------
                                                                           6,853,277
                                                                        ------------
  OIL, GAS & CONSUMABLE FUELS (3.2%)
& Southwestern Energy Co.                   (a)                188,800     7,737,024
                                                                        ------------
  PHARMACEUTICALS (2.8%)
  Allergan, Inc.                                                32,200     3,568,404
  Wyeth                                                         65,800     3,291,974
                                                                        ------------
                                                                           6,860,378
                                                                        ------------

  REAL ESTATE MANAGEMENT & DEVELOPMENT
     (1.0%)
  CB Richard Ellis Group, Inc. Class A      (a)                 71,600     2,447,288
                                                                        ------------
  SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT (2.3%)
  Broadcom Corp. Class A                    (a)                 74,100     2,376,387
  Marvell Technology Group, Ltd.            (a)                201,200     3,382,172
                                                                        ------------
                                                                           5,758,559
                                                                        ------------
  SOFTWARE (4.2%)
  Adobe Systems, Inc.                       (a)                 19,200       800,640
  Autodesk, Inc.                            (a)                 55,800     2,098,080
  Microsoft Corp.                                              180,300     5,024,961
  Salesforce.com, Inc.                      (a)(c)              57,200     2,449,304
                                                                        ------------
                                                                          10,372,985
                                                                        ------------
  SPECIALTY RETAIL (0.7%)
  CarMax, Inc.                              (a)                 70,800     1,737,432
                                                                        ------------
  TEXTILES, APPAREL & LUXURY GOODS (1.5%)
  Coach, Inc.                               (a)                 71,300     3,568,565
                                                                        ------------
  TRADING COMPANIES & DISTRIBUTORS (1.2%)
  Fastenal Co.                              (c)                 81,400     2,853,070
                                                                        ------------
  WIRELESS TELECOMMUNICATION SERVICES
     (5.4%)
& America Movil SAB de C.V., ADR, Series
  L                                         (b)                155,800     7,445,682
  NII Holdings, Inc.                        (a)(c)              78,000     5,786,040
                                                                        ------------
                                                                          13,231,722
                                                                        ------------
  Total Common Stocks
     (Cost $213,508,350)                                                 241,081,623
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (8.4%)
  COMMERCIAL PAPER (1.7%)
  Clipper Receivables Corp.
     5.286%, due 4/4/07                     (d)           $    618,058       618,058
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                    (d)                741,670       741,670
  Fairway Finance Corp.
     5.274%, due 4/5/07                     (d)                370,835       370,835
  Grampian Funding LLC
     5.291%, due 4/23/07                    (d)                370,835       370,835
  Liberty Street Funding Co.
     5.285%, due 4/4/07                     (d)                370,835       370,835
  Old Line Funding LLC
     5.282%, due 4/10/07                    (d)                370,835       370,835
  Paradigm Funding LLC
     5.294%, due 4/16/07                    (d)                370,835       370,835
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                    (d)                370,835       370,835
  Ranger Funding LLC
     5.287%, due 4/10/07                    (d)                618,058       618,058
                                                                        ------------
  Total Commercial Paper
     (Cost $4,202,796)                                                     4,202,796
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (0.8%)
  BGI Institutional Money Market Fund       (d)              1,775,603     1,775,603
                                                                        ------------
  Total Investment Company
     (Cost $1,775,603)                                                     1,775,603
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.2%)

  Morgan Stanely & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $544,143 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $553,223 and a
     Market Value of $562,390)              (d)           $    543,891       543,891
                                                                        ------------
  Total Repurchase Agreement
     (Cost $543,891)                                                         543,891
                                                                        ------------
  TIME DEPOSITS (5.7%)
  Abbey National PLC
     5.30%, due 5/7/07                      (d)                988,894       988,894
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                    (d)                618,058       618,058
  Bank of America Corp.
     5.27%, due 5/18/07                     (d)(e)             988,894       988,894
  Bank of Nova Scotia
     5.28%, due 4/16/07                     (d)                865,282       865,282
  BNP Paribas
     5.27%, due 4/9/07                      (d)                865,282       865,282
  Citigroup, Inc.
     5.375%, due 4/2/07                     (d)                741,670       741,670
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                    (d)                988,894       988,894
  Fortis Bank
     5.27%, due 4/11/07                     (d)                988,894       988,894
  KBC Bank N.V.
     5.28%, due 6/5/07                      (d)                741,670       741,670
  Rabobank Nederland
     5.275%, due 4/9/07                     (d)                741,670       741,670
  Royal Bank of Scotland
     5.285%, due 5/8/07                     (d)                618,058       618,058
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                     (d)                865,282       865,282
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                      (d)                988,893       988,893
  Standard Chartered Bank
     5.28%, due 4/13/07                     (d)                988,893       988,893
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                      (d)                988,893       988,893
  UBS AG
     5.27%, due 5/4/07                      (d)                988,893       988,893
                                                                        ------------
  Total Time Deposits
     (Cost $13,968,120)                                                   13,968,120
                                                                        ------------
  Total Short-Term Investments
     (Cost $20,490,410)                                                   20,490,410
                                                                        ------------

  Total Investments
    (Cost $233,998,760)                     (f)                  106.9%  261,572,033(g)
  Liabilities in Excess of
     Cash and Other Assets                                        (6.9)  (16,800,008)
                                                          ------------  ------------
  Net Assets                                                     100.0% $244,772,025
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  ADR - American Depositary Receipt.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(f)  The cost for federal income tax purposes is $234,652,056.

(g) At March 31, 2007, net unrealized appreciation was $26,919,977 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $29,373,821 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,453,844.

MAINSTAY VP MID CAP CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES         VALUE
                                                          ------------  ------------
  COMMON STOCKS (98.8%)                     +
  AEROSPACE & DEFENSE (0.7%)
  L-3 Communications Holdings, Inc.                             30,007  $  2,624,712
                                                                        ------------
  AIRLINES (1.6%)
  AMR Corp.                                 (a)(b)              70,440     2,144,898
  Continental Airlines, Inc. Class B        (a)(b)              28,739     1,045,812
  UAL Corp.                                 (a)                 36,308     1,385,876
  US Airways Group, Inc.                    (a)                 19,953       907,462
                                                                        ------------
                                                                           5,484,048
                                                                        ------------
  AUTO COMPONENTS (0.0%)                    ++
  TRW Automotive Holdings Corp.             (a)                  3,968       138,166
                                                                        ------------
  AUTOMOBILES (0.5%)
  Ford Motor Co.                            (b)                 89,490       706,076
  Harley-Davidson, Inc.                                         13,527       794,711
  Thor Industries, Inc.                     (b)                  6,050       238,310
                                                                        ------------
                                                                           1,739,097
                                                                        ------------
  BEVERAGES (0.5%)
  Molson Coors Brewing Co. Class B                              16,016     1,515,434
  Pepsi Bottling Group, Inc. (The)                               9,867       314,659
                                                                        ------------
                                                                           1,830,093
                                                                        ------------
  BUILDING PRODUCTS (0.9%)
  Lennox International, Inc.                                     5,177       184,819
  Masco Corp.                                                  107,524     2,946,158
                                                                        ------------
                                                                           3,130,977
                                                                        ------------
  CAPITAL MARKETS (4.3%)
  A.G. Edwards, Inc.                                            25,095     1,736,072
  Affiliated Managers Group, Inc.           (a)(b)              10,019     1,085,559
  American Capital Strategies, Ltd.         (b)                 36,426     1,614,036
  Ameriprise Financial, Inc.                                    55,919     3,195,212
  Eaton Vance Corp.                                              8,506       303,154
  Federated Investors, Inc. Class B                              8,344       306,392
  Janus Capital Group, Inc.                                     48,265     1,009,221
  Jefferies Group, Inc.                                         30,125       872,119
  Northern Trust Corp.                                          54,110     3,254,175
  Nuveen Investments, Inc. Class A                              13,472       637,226
  Raymond James Financial, Inc.                                  7,623       226,861
  TD Ameritrade Holding Corp.               (a)(b)              52,979       788,328
                                                                        ------------
                                                                          15,028,355
                                                                        ------------
  CHEMICALS (2.6%)
  Albemarle Corp.                                               25,736     1,063,926
  Ashland, Inc.                                                 19,245     1,262,472

  Cabot Corp.                                                   10,782       514,625
  Celanese Corp. Class A                                        24,902       767,978
  FMC Corp.                                                      6,169       465,328
  Huntsman Corp.                                                21,967       419,350
  International Flavors & Fragrances,
     Inc.                                                        6,684       315,619
  Lyondell Chemical Co.                                         71,100     2,130,867
  Nalco Holding Co.                                             18,016       430,582
  PPG Industries, Inc.                                          23,855     1,677,245
  Westlake Chemical Corp.                                        2,160        58,644
                                                                        ------------
                                                                           9,106,636
                                                                        ------------
  COMMERCIAL BANKS (1.4%)
  City National Corp.                                            3,067       225,731
  Comerica, Inc.                                                35,398     2,092,730
  Commerce Bancshares, Inc.                                     10,484       506,482
  Cullen/Frost Bankers, Inc.                                     9,185       480,651
  TCF Financial Corp.                       (b)                 31,260       824,014
  TD Banknorth, Inc.                                             8,549       274,936
  UnionBanCal Corp.                                              8,875       562,853
                                                                        ------------
                                                                           4,967,397
                                                                        ------------
  COMMERCIAL SERVICES & SUPPLIES (2.3%)
  Adesa, Inc.                                                    2,057        56,835
  Corrections Corp. of America              (a)                  9,636       508,877
  Covanta Holding Corp.                     (a)                 37,390       829,310
  Dun & Bradstreet Corp. (The)                                  20,597     1,878,446
  Equifax, Inc.                             (b)                 41,784     1,523,027
  Manpower, Inc.                                                 4,250       313,523
  R.R. Donnelley & Sons Co.                                     70,826     2,591,523
  Steelcase, Inc. Class A                                       25,322       503,655
                                                                        ------------
                                                                           8,205,196
                                                                        ------------
  COMMUNICATIONS EQUIPMENT (0.8%)
  Avaya, Inc.                               (a)                151,403     1,788,069
  Juniper Networks, Inc.                    (a)                 44,724       880,168
                                                                        ------------
                                                                           2,668,237
                                                                        ------------
  COMPUTERS & PERIPHERALS (0.8%)
  Diebold, Inc.                             (b)                 11,442       545,898
  Lexmark International, Inc. Class A       (a)(b)              32,109     1,877,092
  Western Digital Corp.                     (a)                 20,063       337,259
                                                                        ------------
                                                                           2,760,249
                                                                        ------------
  CONSTRUCTION & ENGINEERING (0.4%)
  Infrasource Services, Inc.                (a)                    456        13,922
  Quanta Services, Inc.                     (a)(b)              26,589       670,575
  URS Corp.                                 (a)                 16,770       714,234
                                                                        ------------
                                                                           1,398,731
                                                                        ------------
  CONSTRUCTION MATERIALS (0.6%)
  Eagle Materials, Inc.                                         12,526       559,035
  Martin Marietta Materials, Inc.                                4,162       562,702
  Vulcan Materials Co.                                           7,423       864,631
                                                                        ------------
                                                                           1,986,368
                                                                        ------------
  CONSUMER FINANCE (0.4%)
  AmeriCredit Corp.                         (a)                 37,858       865,434
  First Marblehead Corp. (The)              (b)                 10,872       488,044

  Student Loan Corp. (The)                                         611       113,597
                                                                        ------------
                                                                           1,467,075
                                                                        ------------
  CONTAINERS & PACKAGING (1.1%)
  Crown Holdings, Inc.                      (a)                 28,513       697,428
  Pactiv Corp.                              (a)                 43,626     1,471,941
  Sonoco Products Co.                                           16,837       632,734
  Temple-Inland, Inc.                                           18,773     1,121,499
                                                                        ------------
                                                                           3,923,602
                                                                        ------------
  DIVERSIFIED CONSUMER SERVICES (0.7%)
  Career Education Corp.                    (a)                  8,890       271,145
  ITT Educational Services, Inc.            (a)                  3,481       283,667
  Laureate Education, Inc.                  (a)                  1,854       109,330
  Service Corp. International                                   96,957     1,149,910
  ServiceMaster Co. (The)                                       41,216       634,314
                                                                        ------------
                                                                           2,448,366
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (0.3%)
  Chicago Mercantile Exchange Holdings,
     Inc. Class A                                                1,254       667,705
  Nasdaq Stock Market, Inc. (The)           (a)                  8,611       253,250
                                                                        ------------
                                                                             920,955
                                                                        ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
     (2.0%)
  CenturyTel, Inc.                                              38,071     1,720,429
  Citizens Communications Co.               (b)                107,980     1,614,301
  Embarq Corp.                                                  48,821     2,751,063
  Qwest Communications International,
     Inc.                                   (a)(b)              87,258       784,449
                                                                        ------------
                                                                           6,870,242
                                                                        ------------
  ELECTRIC UTILITIES (3.2%)
  Allegheny Energy, Inc.                    (a)                 24,796     1,218,475
& Edison International                                          74,210     3,645,936
& Entergy Corp.                                                 39,870     4,183,159
  Great Plains Energy, Inc.                                      6,698       217,350
  Progress Energy, Inc.                                         31,042     1,565,758
  Reliant Energy, Inc.                      (a)                 27,901       566,948
                                                                        ------------
                                                                          11,397,626
                                                                        ------------
  ELECTRICAL EQUIPMENT (0.1%)
  Thomas & Betts Corp.                      (a)                  5,685       277,542
                                                                        ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS
     (1.0%)
  Avnet, Inc.                               (a)                 31,206     1,127,785
  AVX Corp.                                                     16,521       251,119
  Mettler-Toledo International, Inc.        (a)                 13,000     1,164,410
  Tech Data Corp.                           (a)                 18,209       652,064
  Vishay Intertechnology, Inc.              (a)                 15,296       213,838
                                                                        ------------
                                                                           3,409,216
                                                                        ------------
  ENERGY EQUIPMENT & SERVICES (1.7%)
  Cameron International Corp.               (a)                 19,631     1,232,631
  Dresser-Rand Group, Inc.                  (a)                  2,848        86,750
  ENSCO International, Inc.                 (b)                 26,139     1,421,962
  Global Industries, Ltd.                   (a)                  8,022       146,722
  National-Oilwell Varco, Inc.              (a)                 11,990       932,702

  SEACOR Holdings, Inc.                     (a)                  3,574       351,682
  Tidewater, Inc.                           (b)                 19,767     1,157,951
  Todco                                     (a)                 13,656       550,746
                                                                        ------------
                                                                           5,881,146
                                                                        ------------
  FOOD & STAPLES RETAILING (1.0%)
& Safeway, Inc.                                                 99,108     3,631,317
                                                                        ------------
  FOOD PRODUCTS (0.5%)
  ConAgra Foods, Inc.                                           31,231       777,964
  J.M. Smucker Co. (The)                                        19,084     1,017,559
                                                                        ------------
                                                                           1,795,523
                                                                        ------------
  GAS UTILITIES (1.2%)
  Atmos Energy Corp.                                            14,817       463,476
  Energen Corp.                                                 11,585       589,561
  Equitable Resources, Inc.                                     28,549     1,379,488
  National Fuel Gas Co.                                         19,871       859,619
  ONEOK, Inc.                                                   19,305       868,725
                                                                        ------------
                                                                           4,160,869
                                                                        ------------
  HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
  Biomet, Inc.                                                  20,192       857,958
  Edwards Lifesciences Corp.                (a)(b)              19,326       979,828
  Kinetic Concepts, Inc.                    (a)                  3,990       202,054
                                                                        ------------
                                                                           2,039,840
                                                                        ------------
  HEALTH CARE PROVIDERS & SERVICES (5.1%)
  AmerisourceBergen Corp.                                       59,436     3,135,249
& CIGNA Corp.                                                   24,490     3,493,743
  Coventry Health Care, Inc.                (a)                 52,601     2,948,286
  Express Scripts, Inc.                     (a)                  4,116       332,244
  Humana, Inc.                              (a)                 51,728     3,001,259
  Laboratory Corp. of America Holdings      (a)(b)              28,555     2,073,950
  Lincare Holdings, Inc.                    (a)                 15,741       576,908
  Quest Diagnostics, Inc.                   (b)                 24,994     1,246,451
  Sierra Health Services, Inc.              (a)                  1,277        52,574
  Triad Hospitals, Inc.                     (a)                  3,720       194,370
  WellCare Health Plans, Inc.               (a)                 10,717       913,624
                                                                        ------------
                                                                          17,968,658
                                                                        ------------
  HEALTH CARE TECHNOLOGY (0.3%)
  Emdeon Corp.                              (a)(b)              63,009       953,326
                                                                        ------------
  HOTELS, RESTAURANTS & LEISURE (1.0%)
  Brinker International, Inc.                                   30,967     1,012,621
  Darden Restaurants, Inc.                                      11,590       477,392
  Harrah's Entertainment, Inc.                                  11,256       950,569
  OSI Restaurant Partners, Inc.                                  4,102       162,029
  Station Casinos, Inc.                                          1,011        87,522
  Wendy's International, Inc.                                   29,018       908,263
                                                                        ------------
                                                                           3,598,396
                                                                        ------------
  HOUSEHOLD DURABLES (2.7%)
  Black & Decker Corp.                                          22,309     1,820,861
  Jarden Corp.                              (a)(b)              17,044       652,785
  KB HOME                                                       13,713       585,134
  Lennar Corp. Class A                                          44,696     1,886,618

  M.D.C. Holdings, Inc.                     (b)                  5,873       282,315
  Mohawk Industries, Inc.                   (a)(b)               9,029       740,829
  Newell Rubbermaid, Inc.                                       16,977       527,815
  NVR, Inc.                                 (a)(b)               1,526     1,014,790
  Snap-on, Inc.                                                  9,163       440,740
  Stanley Works (The)                       (b)                 26,645     1,475,067
                                                                        ------------
                                                                           9,426,954
                                                                        ------------
  HOUSEHOLD PRODUCTS (0.5%)
  Energizer Holdings, Inc.                  (a)                 18,800     1,604,204
                                                                        ------------
  INDEPENDENT POWER PRODUCERS & ENERGY
     TRADERS (2.6%)
& AES Corp. (The)                           (a)                156,443     3,366,653
  Mirant Corp.                              (a)                 82,059     3,320,107
  NRG Energy, Inc.                          (a)(b)              32,070     2,310,323
                                                                        ------------
                                                                           8,997,083
                                                                        ------------
  INDUSTRIAL CONGLOMERATES (0.2%)
  Teleflex, Inc.                                                13,200       898,524
                                                                        ------------
  INSURANCE (8.5%)
  Alleghany Corp.                           (a)                  1,622       605,904
  Ambac Financial Group, Inc.                                   23,366     2,018,589
  American Financial Group, Inc.                                27,979       952,405
  Aon Corp.                                 (b)                 85,911     3,261,182
  Assurant, Inc.                                                42,295     2,268,281
  Brown & Brown, Inc.                                           16,616       448,964
  CNA Financial Corp.                       (a)                  7,968       343,341
  Conseco, Inc.                             (a)(b)              49,193       851,039
  First American Corp.                                          28,105     1,425,486
  HCC Insurance Holdings, Inc.              (b)                 36,453     1,122,752
  Markel Corp.                              (a)                  3,215     1,558,728
  Mercury General Corp.                                          2,225       118,014
  Nationwide Financial Services, Inc.
     Class A                                                    16,027       863,214
  Old Republic International Corp.                              75,393     1,667,693
  Philadelphia Consolidated Holding Corp.   (a)                 18,058       794,371
  Protective Life Corp.                                         16,554       729,038
  Reinsurance Group of America, Inc.                             9,542       550,764
  SAFECO Corp.                                                  37,804     2,511,320
  StanCorp Financial Group, Inc.                                 4,977       244,719
  Torchmark Corp.                                               32,911     2,158,633
  Transatlantic Holdings, Inc.                                   8,798       572,926
  Unitrin, Inc.                                                 11,189       526,666
  Unum Group                                (b)                112,249     2,585,094
  W.R. Berkley Corp.                                            52,930     1,753,042
                                                                        ------------
                                                                          29,932,165
                                                                        ------------
  INTERNET & CATALOG RETAIL (1.1%)
  Expedia, Inc.                             (a)                 69,418     1,609,109
  IAC/InterActiveCorp.                      (a)(b)              57,089     2,152,826
                                                                        ------------
                                                                           3,761,935
                                                                        ------------
  INTERNET SOFTWARE & SERVICES (0.1%)
  VeriSign, Inc.                            (a)                 20,647       518,653
                                                                        ------------
  IT SERVICES (4.3%)
  Acxiom Corp.                                                  24,981       534,344

  Alliance Data Systems Corp.               (a)                  7,393       455,557
  Computer Sciences Corp.                   (a)                 55,688     2,903,015
  Convergys Corp.                           (a)                 45,917     1,166,751
& Electronic Data Systems Corp.                                123,266     3,412,003
  Fidelity National Information Services,
     Inc.                                   (b)                 44,723     2,033,108
  Fiserv, Inc.                              (a)                 29,215     1,550,148
  Hewitt Associates, Inc. Class A           (a)                 36,348     1,062,452
  Mastercard, Inc. Class A                  (b)                 10,455     1,110,739
  Sabre Holdings Corp. Class A                                  11,926       390,577
  Total System Services, Inc.               (b)                 12,322       392,456
                                                                        ------------
                                                                          15,011,150
                                                                        ------------
  LEISURE EQUIPMENT & PRODUCTS (2.0%)
  Eastman Kodak Co.                         (b)                 94,180     2,124,701
  Hasbro, Inc.                                                  52,054     1,489,785
  Mattel, Inc.                                                 119,100     3,283,587
                                                                        ------------
                                                                           6,898,073
                                                                        ------------
  MACHINERY (5.3%)
  AGCO Corp.                                (a)                 29,689     1,097,602
  Cummins, Inc.                             (b)                 17,224     2,492,657
  Dover Corp.                                                   44,750     2,184,248
  Eaton Corp.                                                   40,264     3,364,460
  Gardner Denver, Inc.                      (a)                 12,378       431,373
  ITT Corp.                                                     28,133     1,696,983
  Manitowoc Co., Inc. (The)                                     20,070     1,275,047
  Parker Hannifin Corp.                                         35,745     3,085,151
  Terex Corp.                               (a)                 32,932     2,363,200
  Toro Co. (The)                                                10,385       532,127
                                                                        ------------
                                                                          18,522,848
                                                                        ------------
  MEDIA (2.6%)
  Cablevision Systems Corp. Class A                             15,677       477,051
  Gannett Co., Inc.                                             57,080     3,213,033
  Getty Images, Inc.                        (a)                  4,727       229,874
  Harte-Hanks, Inc.                                             13,268       366,064
  John Wiley & Sons, Inc. Class A                               14,517       548,162
& Liberty Media Holding Corp.-Capital
     Class A                                (a)                 32,984     3,647,700
  Meredith Corp.                                                10,182       584,345
                                                                        ------------
                                                                           9,066,229
                                                                        ------------
  METALS & MINING (2.8%)
  Carpenter Technology Corp.                                     8,340     1,007,138
& Freeport-McMoRan Copper & Gold, Inc.
     Class B                                (b)                 56,161     3,717,296
  Southern Copper Corp.                     (b)                  4,461       319,675
  Steel Dynamics, Inc.                                          23,233     1,003,666
& United States Steel Corp.                                     36,441     3,613,854
                                                                        ------------
                                                                           9,661,629
                                                                        ------------
  MULTILINE RETAIL (2.3%)
  Dollar General Corp.                                           7,188       152,026
  Dollar Tree Stores, Inc.                  (a)                 34,606     1,323,333
  Family Dollar Stores, Inc.                                    50,924     1,508,369
  J.C. Penney Co., Inc.                                         11,880       976,061
  Nordstrom, Inc.                                               60,907     3,224,417
  Saks, Inc.                                                    44,639       930,277
                                                                        ------------
                                                                           8,114,483
                                                                        ------------

  MULTI-UTILITIES (0.5%)
  KeySpan Corp.                                                 14,341       590,132
  MDU Resources Group, Inc.                                     16,361       470,215
  OGE Energy Corp.                                              14,345       556,586
                                                                        ------------
                                                                           1,616,933
                                                                        ------------
  OFFICE ELECTRONICS (0.7%)
  Xerox Corp.                               (a)                154,945     2,617,021
                                                                        ------------
  OIL, GAS & CONSUMABLE FUELS (2.8%)
  Frontier Oil Corp.                                            17,899       584,223
  Holly Corp.                                                   11,374       674,478
  Kinder Morgan, Inc.                                            6,644       707,254
  Noble Energy, Inc.                        (b)                 55,269     3,296,796
  Overseas Shipholding Group, Inc.                               9,775       611,915
  Plains Exploration & Production Co.       (a)                 18,635       841,184
  Sunoco, Inc.                                                  10,374       730,745
  Tesoro Corp.                                                  22,473     2,256,963
                                                                        ------------
                                                                           9,703,558
                                                                        ------------
  PERSONAL PRODUCTS (1.0%)
  Alberto-Culver Co.                                            25,583       585,339
  Avon Products, Inc.                                           48,527     1,808,116
  Estee Lauder Cos., Inc. (The) Class A                         19,626       958,730
                                                                        ------------
                                                                           3,352,185
                                                                        ------------
  PHARMACEUTICALS (2.6%)
  Barr Pharmaceuticals, Inc.                (a)                 16,198       750,777
  Endo Pharmaceuticals Holdings, Inc.       (a)                 43,622     1,282,487
& Forest Laboratories, Inc.                 (a)                 68,387     3,517,827
  King Pharmaceuticals, Inc.                (a)                 79,437     1,562,526
  Mylan Laboratories, Inc.                  (b)                 49,831     1,053,427
  Watson Pharmaceuticals, Inc.              (a)                 36,892       975,056
                                                                        ------------
                                                                           9,142,100
                                                                        ------------
  REAL ESTATE INVESTMENT TRUSTS (3.0%)
  Apartment Investment & Management Co.
     Class A                                (b)                 31,874     1,838,811
  Boston Properties, Inc.                                        7,341       861,833
  CBL & Associates Properties, Inc.         (b)                 11,280       505,795
  General Growth Properties, Inc.           (b)                 36,735     2,371,979
  Health Care, Inc.                         (b)                  6,010       263,839
  HRPT Properties Trust                                         53,325       655,898
  Mack-Cali Realty Corp.                                         1,725        82,162
  New Plan Excel Realty Trust                                   19,167       633,086
  Plum Creek Timber Co., Inc.                                   30,369     1,197,146
  Regency Centers Corp.                                          5,045       421,510
  SL Green Realty Corp.                     (b)                  4,300       589,874
  Taubman Centers, Inc.                                         17,302     1,003,343
                                                                        ------------
                                                                          10,425,276
                                                                        ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT
     (0.5%)
  CB Richard Ellis Group, Inc. Class A      (a)                 13,257       453,124
  Jones Lang LaSalle, Inc.                                      11,726     1,222,787
                                                                        ------------
                                                                           1,675,911
                                                                        ------------

  ROAD & RAIL (0.4%)
  Laidlaw International, Inc.                                   17,014       588,684
  Landstar System, Inc.                                          5,365       245,932
  Swift Transportation Co., Inc.            (a)                  4,061       126,541
  YRC Worldwide, Inc.                       (a)                 14,610       587,614
                                                                        ------------
                                                                           1,548,771
                                                                        ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     (2.4%)
  Agere Systems, Inc.                       (a)                 32,213       728,658
  Altera Corp.                              (a) (b)             32,897       657,611
  Atmel Corp.                               (a)                 66,783       335,919
  Intersil Corp. Class A                                        12,899       341,695
  National Semiconductor Corp.                                  29,009       700,277
  Novellus Systems, Inc.                    (a) (b)             56,232     1,800,549
  NVIDIA Corp.                              (a)                 23,800       684,964
  Teradyne, Inc.                            (a) (b)            106,068     1,754,365
  Xilinx, Inc.                                                  54,219     1,395,055
                                                                        ------------
                                                                           8,399,093
                                                                        ------------
  SOFTWARE (3.8%)
  BEA Systems, Inc.                         (a)                 92,283     1,069,560
  BMC Software, Inc.                        (a)                 69,791     2,148,865
  CA, Inc.                                                      89,212     2,311,483
  Cadence Design Systems, Inc.              (a)                 92,656     1,951,335
  Compuware Corp.                           (a)                112,992     1,072,294
  Fair Isaac Corp.                                              19,577       757,238
  Intuit, Inc.                              (a)                 49,873     1,364,525
  McAfee, Inc.                              (a)                 52,297     1,520,797
  Novell, Inc.                              (a)                 30,816       222,492
  Synopsys, Inc.                            (a)                 35,015       918,443
                                                                        ------------
                                                                          13,337,032
                                                                        ------------
  SPECIALTY RETAIL (5.0%)
  Abercrombie & Fitch Co. Class A                                7,407       560,562
  American Eagle Outfitters, Inc.                               56,114     1,682,859
  AnnTaylor Stores Corp.                    (a)                 11,446       443,876
  AutoNation, Inc.                          (a)                 37,264       791,487
  AutoZone, Inc.                            (a)                 16,583     2,124,946
  Barnes & Noble, Inc.                      (b)                 16,888       666,232
  Claire's Stores, Inc.                                          9,780       314,134
  Dick's Sporting Goods, Inc.               (a) (b)              3,079       179,383
  Office Depot, Inc.                        (a)                 38,506     1,353,101
  OfficeMax, Inc.                                               17,322       913,562
  RadioShack Corp.                                              44,355     1,198,916
  Ross Stores, Inc.                         (b)                 47,043     1,618,279
  Sherwin-Williams Co. (The)                                    37,012     2,444,272
  TJX Cos., Inc.                                               115,621     3,117,142
                                                                        ------------
                                                                          17,408,751
                                                                        ------------
  TEXTILES, APPAREL & LUXURY GOODS (1.3%)
  Coach, Inc.                               (a)                 18,681       934,984
  Jones Apparel Group, Inc.                                     36,910     1,134,244
  Liz Claiborne, Inc.                                            7,479       320,475
  Polo Ralph Lauren Corp.                                       20,028     1,765,468
  VF Corp.                                                       6,859       566,691
                                                                        ------------
                                                                           4,721,862
                                                                        ------------

  THRIFTS & MORTGAGE FINANCE (0.5%)
  PMI Group, Inc. (The)                                          7,952       359,589
  Radian Group, Inc.                                            28,632     1,571,324
                                                                        ------------
                                                                           1,930,913
                                                                        ------------
  TOBACCO (1.1%)
  Loews Corp.- Carolina Group                                   22,100     1,670,981
  UST, Inc.                                                     36,835     2,135,693
                                                                        ------------
                                                                           3,806,674
                                                                        ------------
  TRADING COMPANIES & DISTRIBUTORS (0.1%)
  WESCO International, Inc.                 (a)                  4,070       255,515
                                                                        ------------
  WIRELESS TELECOMMUNICATION SERVICES (0.5%)
  Telephone and Data Systems, Inc.                              27,128     1,617,371
                                                                        ------------
  Total Common Stocks
     (Cost $300,936,117)                                                 345,784,857
                                                                        ------------

                                                              SHARES        VALUE
                                                          ------------  ------------
  INVESTMENT COMPANIES (0.7%)
  S&P 500 Index - SPDR Trust Series 1       (b)(c)               8,698     1,235,551
  S&P MidCap 400 Index - MidCap SPDR
     Trust Series 1                         (b)(c)               7,935     1,225,561
                                                                        ------------
  Total Investment Companies
     (Cost $2,409,837)                                                     2,461,112
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (13.7%)
  COMMERCIAL PAPER (2.8%)
  Clipper Receivables Corp.
     5.286%, due 4/4/07                     (d)           $  1,449,523     1,449,523
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                    (d)              1,739,428     1,739,428
  Fairway Finance Corp.
     5.274%, due 4/5/07                     (d)                869,714       869,714
  Grampian Funding LLC
     5.291%, due 4/23/07                    (d)                869,714       869,714
  Liberty Street Funding Co.
     5.285%, due 4/4/07                     (d)                869,714       869,714
  Old Line Funding LLC
     5.282%, due 4/10/07                    (d)                869,714       869,714
  Paradigm Funding LLC
     5.294%, due 4/16/07                    (d)                869,714       869,714
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                    (d)                869,714       869,714
  Ranger Funding LLC
     5.287%, due 4/10/07                    (d)              1,449,523     1,449,523
                                                                        ------------
  Total Commercial Paper
     (Cost $9,856,758)                                                     9,856,758
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (1.2%)
  BGI Institutional Money Market Fund       (d)              4,164,295     4,164,295
                                                                        ------------
  Total Investment Company
     (Cost $4,164,295)                                                     4,164,295
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.4%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $1,276,169 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $1,297,466 and a
     Market Value of $1,318,964)            (d)           $  1,275,580     1,275,580
                                                                        ------------
  Total Repurchase Agreement
     (Cost $1,275,580)                                                     1,275,580
                                                                        ------------
  TIME DEPOSITS (9.3%)
  Abbey National PLC
     5.30%, due 5/7/07                      (d)              2,319,237     2,319,237
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                    (d)              1,449,523     1,449,523
  Bank of America Corp.
     5.27%, due 5/18/07                     (d)(e)           2,319,237     2,319,237
  Bank of Nova Scotia
     5.28%, due 4/16/07                     (d)              2,029,332     2,029,332
  BNP Paribas
     5.27%, due 4/9/07                      (d)              2,029,332     2,029,332
  Citigroup, Inc.
     5.375%, due 4/2/07                     (d)              1,739,428     1,739,428
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                    (d)              2,319,237     2,319,237
  Fortis Bank
     5.27%, due 4/11/07                     (d)              2,319,237     2,319,237
  KBC Bank N.V.
     5.28%, due 6/5/07                      (d)              1,739,428     1,739,428
  Rabobank Nederland
     5.275%, due 4/9/07                     (d)              1,739,428     1,739,428
  Royal Bank of Scotland
     5.285%, due 5/8/07                     (d)              1,449,523     1,449,523
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                     (d)              2,029,332     2,029,332
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                      (d)              2,319,237     2,319,237
  Standard Chartered Bank
     5.28%, due 4/13/07                     (d)              2,319,237     2,319,237
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                      (d)              2,319,237     2,319,237
  UBS AG
     5.27%, due 5/4/07                      (d)              2,319,237     2,319,237
                                                                        ------------
  Total Time Deposits
     (Cost $32,759,222)                                                   32,759,222
                                                                        ------------
  Total Short-Term Investments
     (Cost $48,055,855)                                                   48,055,855
                                                                        ------------
  Total Investments
    (Cost $351,401,809)                     (f)                  113.2%  396,301,824(g)

  Liabilities in Excess of Cash and
     Other Assets                                                (13.2)  (46,240,966)
                                                          ------------  ------------
  Net Assets                                                     100.0% $350,060,858
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(f)  The cost for federal income tax purposes is $352,053,535.

(g) At March 31, 2007 net unrealized appreciation was $44,248,289, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $47,620,524 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,372,235.

MAINSTAY VP MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES        VALUE
                                                          ------------  ------------
  COMMON STOCKS (93.8%)                     +
  AEROSPACE & DEFENSE (5.6%)
& Alliant Techsystems, Inc.                 (a)(b)              85,800  $  7,543,537
  L-3 Communications Holdings, Inc.                             61,600     5,388,152
  Precision Castparts Corp.                                     65,700     6,836,085
                                                                        ------------
                                                                          19,767,774
                                                                        ------------
  BIOTECHNOLOGY (2.2%)
  Cephalon, Inc.                            (a)(b)              58,300     4,151,543
  MannKind Corp.                            (a)(b)             260,000     3,718,000
                                                                        ------------
                                                                           7,869,543
                                                                        ------------
  BUILDING PRODUCTS (1.1%)
  Lennox International, Inc.                                   109,700     3,916,290
                                                                        ------------
  CAPITAL MARKETS (2.3%)
& Affiliated Managers Group, Inc.           (a)(b)              75,550     8,185,842
                                                                        ------------
  CHEMICALS (1.5%)
  Scotts Miracle-Gro Co. (The) Class A      (b)                115,800     5,098,674
                                                                        ------------
  COMPUTERS & PERIPHERALS (0.9%)
  QLogic Corp.                              (a)                186,800     3,175,600
                                                                        ------------
  CONSTRUCTION & ENGINEERING (1.7%)
  Fluor Corp.                                                   68,400     6,136,848
                                                                        ------------
  CONSUMER FINANCE (0.9%)
  AmeriCredit Corp.                         (a)(b)             136,100     3,111,246
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (2.3%)
  IntercontinentalExchange, Inc.            (a)                 32,700     3,996,267
  Nasdaq Stock Market, Inc. (The)           (a)                139,800     4,111,518
                                                                        ------------
                                                                           8,107,785
                                                                        ------------
  ELECTRICAL EQUIPMENT (1.6%)
  Roper Industries, Inc.                    (b)                101,300     5,559,344
                                                                        ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (3.6%)
  Amphenol Corp. Class A                                        94,300     6,088,951
  Avnet, Inc.                               (a)(b)             135,700     4,904,198
  CDW Corp.                                                     24,600     1,511,178
                                                                        ------------
                                                                          12,504,327
                                                                        ------------
  ENERGY EQUIPMENT & SERVICES (6.1%)
& Atwood Oceanics, Inc.                     (a)(b)             130,300     7,647,307
  ENSCO International, Inc.                 (b)                105,300     5,728,320
& National-Oilwell Varco, Inc.              (a)                102,900     8,004,591
                                                                        ------------
                                                                          21,380,218
                                                                        ------------

  HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
& Cytyc Corp.                               (a)                226,100     7,734,881
  Respironics, Inc.                         (a)                 52,600     2,208,674
  Varian Medical Systems, Inc.              (a)                 99,600     4,749,924
                                                                        ------------
                                                                          14,693,479
                                                                        ------------
  HEALTH CARE PROVIDERS & SERVICES (8.0%)
  Coventry Health Care, Inc.                (a)(b)             132,650     7,435,032
  DaVita, Inc.                              (a)                 69,400     3,700,408
  Health Net, Inc.                          (a)                111,400     5,994,434
  Henry Schein, Inc.                        (a)(b)             110,700     6,108,426
  Sierra Health Services, Inc.              (a)                112,800     4,643,976
                                                                        ------------
                                                                          27,882,276
                                                                        ------------
  HOTELS, RESTAURANTS & LEISURE (3.5%)
  Boyd Gaming Corp.                                             35,000     1,667,400
  Las Vegas Sands Corp.                     (a)                 67,600     5,854,836
  Penn National Gaming, Inc.                (a)                108,100     4,585,602
                                                                        ------------
                                                                          12,107,838
                                                                        ------------
  HOUSEHOLD DURABLES (1.9%)
  Garmin, Ltd.                              (b)                 48,100     2,604,615
  Harman International Industries, Inc.                         43,100     4,141,048
                                                                        ------------
                                                                           6,745,663
                                                                        ------------
  INSURANCE (1.7%)
  W.R. Berkley Corp.                                           176,900     5,858,928
                                                                        ------------
  INTERNET SOFTWARE & SERVICES (3.1%)
  Akamai Technologies, Inc.                 (a)                112,900     5,635,968
  Equinix, Inc.                             (a)(b)              34,800     2,979,924
  j2 Global Communications, Inc.            (a)(b)              82,000     2,273,040
                                                                        ------------
                                                                          10,888,932
                                                                        ------------
  IT SERVICES (1.5%)
  Alliance Data Systems Corp.               (a)(b)              85,900     5,293,158
                                                                        ------------
  LIFE SCIENCES TOOLS & SERVICES (3.5%)
  Pharmaceutical Product Development, Inc.  (b)                173,100     5,831,739
  Thermo Fisher Scientific, Inc.            (a)(b)             138,900     6,493,575
                                                                        ------------
                                                                          12,325,314
                                                                        ------------
  MACHINERY (5.4%)
  Joy Global, Inc.                                             100,100     4,294,290
  Oshkosh Truck Corp.                                          105,300     5,580,900
& Terex Corp.                               (a)                125,800     9,027,408
                                                                        ------------
                                                                          18,902,598
                                                                        ------------
  MEDIA (1.5%)
  Cablevision Systems Corp. Class A                            170,800     5,197,444
                                                                        ------------
  METALS & MINING (6.0%)
& Allegheny Technologies, Inc.              (b)                125,800    13,421,602
  Commercial Metals Co.                                        196,600     6,163,410
  Steel Dynamics, Inc.                                          31,300     1,352,160
                                                                        ------------
                                                                          20,937,172
                                                                        ------------

  OIL, GAS & CONSUMABLE FUELS (5.8%)
  Holly Corp.                                                   52,000     3,083,600
  Newfield Exploration Co.                  (a)                127,900     5,334,709
  Peabody Energy Corp.                                          42,200     1,698,128
& Tesoro Corp.                                                 102,400    10,284,032
                                                                        ------------
                                                                          20,400,469
                                                                        ------------
  PHARMACEUTICALS (1.0%)
  Endo Pharmaceuticals Holdings, Inc.       (a)                119,900     3,525,060
                                                                        ------------
  REAL ESTATE INVESTMENT TRUSTS (1.1%)
  CapitalSource, Inc.                       (b)                152,400     3,829,812
                                                                        ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     (1.7%)
  MEMC Electronic Materials, Inc.           (a)                101,100     6,124,638
                                                                        ------------
  SOFTWARE (4.9%)
  Amdocs, Ltd.                              (a)                100,200     3,655,296
  Autodesk, Inc.                            (a)                122,700     4,613,520
  FactSet Research Systems, Inc.                               112,400     7,064,340
  TIBCO Software, Inc.                      (a)                204,300     1,740,636
                                                                        ------------
                                                                          17,073,792
                                                                        ------------
  SPECIALTY RETAIL (2.8%)
& American Eagle Outfitters, Inc.                              258,950     7,765,911
  Dick's Sporting Goods, Inc.               (a)(b)              35,100     2,044,926
                                                                        ------------
                                                                           9,810,837
                                                                        ------------
  TEXTILES, APPAREL & LUXURY GOODS (4.2%)
& Coach, Inc.                               (a)                168,000     8,408,400
  Phillips-Van Heusen Corp.                                    106,800     6,279,840
                                                                        ------------
                                                                          14,688,240
                                                                        ------------
  TRADING COMPANIES & DISTRIBUTORS (1.2%)
  WESCO International, Inc.                 (a)                 64,400     4,043,032
                                                                        ------------
  WIRELESS TELECOMMUNICATION SERVICES
     (1.0%)
  SBA Communications Corp. Class A          (a)(b)             120,800     3,569,640
                                                                        ------------
  Total Common Stocks
     (Cost $231,360,639)                                                 328,711,813
                                                                        ------------

                                                             SHARES        VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (1.6%)
  iShares Russell Midcap Growth Index Fund  (b)(c)              52,200     5,591,664
                                                                        ------------
  Total Investment Company
     (Cost $5,560,643)                                                     5,591,664
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (28.6%)
  COMMERCIAL PAPER (9.7%)
  American General Finance Corp.
     5.27%, due 4/4/07                                    $  3,000,000     2,998,682
  Clipper Receivables Corp.
     5.286%, due 4/4/07                     (d)              2,514,130     2,514,130
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                    (d)              3,016,956     3,016,956
  Fairway Finance Corp.
     5.274%, due 4/5/07                     (d)              1,508,478     1,508,478
  Grampian Funding LLC
     5.291%, due 4/23/07                    (d)              1,508,478     1,508,478
  Liberty Street Funding Co.
     5.285%, due 4/4/07                     (d)              1,508,478     1,508,478
  Nestle Capital Corp.
     5.22%, due 4/17/07                                      1,000,000       997,680
  Old Line Funding LLC
     5.282%, due 4/10/07                    (d)              1,508,478     1,508,478
  Paradigm Funding LLC
     5.294%, due 4/16/07                    (d)              1,508,478     1,508,478
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                    (d)              1,508,478     1,508,478
  Rabobank USA Finance Corp.
     5.37%, due 4/2/07                                       2,515,000     2,514,625
  Ranger Funding LLC
     5.287%, due 4/10/07                    (d)              2,514,130     2,514,130
  Societe Generale North America, Inc.
     5.26%, due 4/3/07                                       3,000,000     2,999,123
     5.26%, due 4/5/07                                       3,315,000     3,313,063
  Toyota Motor Credit Corp.
     5.245%, due 4/5/07                                      4,260,000     4,257,517
                                                                        ------------
  Total Commercial Paper
     (Cost $34,176,774)                                                   34,176,774
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (2.1%)
  BGI Institutional Money Market Fund       (d)              7,222,774     7,222,774
                                                                        ------------
  Total Investment Company
     (Cost $7,222,774)                                                    7,222,774
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.6%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $2,213,456 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $2,250,393 and a
     Market Value of $2,287,681)            (d)           $  2,212,434     2,212,434
                                                                        ------------
  Total Repurchase Agreement
     (Cost $2,212,434)                                                     2,212,434
                                                                        ------------
  TIME DEPOSITS (16.2%)
  Abbey National PLC
     5.30%, due 5/7/07                      (d)              4,022,607     4,022,607
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                    (d)              2,514,130     2,514,130
  Bank of America Corp.
     5.27%, due 5/18/07                     (d)(e)           4,022,607     4,022,607

  Bank of Nova Scotia
     5.28%, due 4/16/07                     (d)              3,519,781     3,519,781
  BNP Paribas
     5.27%, due 4/9/07                      (d)              3,519,781     3,519,781
  Citigroup, Inc.
     5.375%, due 4/2/07                     (d)              3,016,956     3,016,956
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                    (d)              4,022,607     4,022,607
  Fortis Bank
     5.27%, due 4/11/07                     (d)              4,022,607     4,022,607
  KBC Bank N.V.
     5.28%, due 6/5/07                      (d)              3,016,956     3,016,956
  Rabobank Nederland
     5.275%, due 4/9/07                     (d)              3,016,956     3,016,956
  Royal Bank of Scotland
     5.285%, due 5/8/07                     (d)              2,514,130     2,514,130
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                     (d)              3,519,781     3,519,781
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                      (d)              4,022,607     4,022,607
  Standard Chartered Bank
     5.28%, due 4/13/07                     (d)              4,022,607     4,022,607
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                      (d)              4,022,607     4,022,607
  UBS AG
     5.27%, due 5/4/07                      (d)              4,022,607     4,022,607
                                                                        ------------
  Total Time Deposits
     (Cost $56,819,327)                                                   56,819,327
                                                                        ------------
  Total Short-Term Investments
     (Cost $100,431,309)                                                 100,431,309
                                                                        ------------
  Total Investments
     (Cost $337,352,591)                    (f)                  124.0%  434,734,786
  Liabilities in Excess of
     Cash and Other Assets                                       (24.0)  (84,281,993)
                                                          ------------  ------------
  Net Assets                                                     100.0% $350,452,793
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(f)  The cost for federal income tax purposes is $337,674,944.

(g) At March 31, 2007 net unrealized appreciation was $97,059,842, based on cost for federal income tax purposes.

     This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $99,712,686 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,652,844.

MAINSTAY VP MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES        VALUE
                                                          ------------  ------------
  COMMON STOCKS (91.3%)                     +
  AEROSPACE & DEFENSE (1.8%)
  Raytheon Co.                                                 167,100  $  8,766,066
                                                                        ------------
  AUTO COMPONENTS (1.6%)
  TRW Automotive Holdings Corp.             (a)                232,000     8,078,240
                                                                        ------------
  BUILDING PRODUCTS (1.5%)
  American Standard Cos., Inc.                                 138,100     7,322,062
                                                                        ------------
  CAPITAL MARKETS (1.2%)
  E*TRADE Financial Corp.                   (a)                282,800     6,001,016
                                                                        ------------
  CHEMICALS (3.4%)
  Arch Chemicals, Inc.                                         172,800     5,394,816
  Chemtura Corp.                                               698,900     7,638,977
  Olin Corp.                                                   229,275     3,883,918
                                                                        ------------
                                                                          16,917,711
                                                                        ------------
  COMMERCIAL BANKS (7.5%)
  Compass Bancshares, Inc.                                     100,970     6,946,736
  KeyCorp                                   (b)                246,800     9,247,596
  Marshall & Ilsley Corp.                                      219,073    10,145,271
& PNC Financial Services Group, Inc.                           152,800    10,997,016
                                                                        ------------
                                                                          37,336,619
                                                                        ------------
  COMMERCIAL SERVICES & SUPPLIES (2.0%)
  Pitney Bowes, Inc.                                           217,800     9,885,942
                                                                        ------------
  COMPUTERS & PERIPHERALS (1.7%)
  Emulex Corp.                              (a)                466,100     8,524,969
                                                                        ------------
  CONSUMER FINANCE (1.5%)
  SLM Corp.                                                    180,800     7,394,720
                                                                        ------------
  CONTAINERS & PACKAGING (3.3%)
  Ball Corp.                                (b)                160,300     7,349,755
  Owens-Illinois, Inc.                      (a)                224,500     5,785,365
  Temple-Inland, Inc.                                           51,200     3,058,688
                                                                        ------------
                                                                          16,193,808
                                                                        ------------
  DIVERSIFIED CONSUMER SERVICES (1.0%)
  H&R Block, Inc.                           (b)                231,500     4,870,760
                                                                        ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
  (0.2%)
  Windstream Corp.                                              51,903       762,455
                                                                        ------------

  ELECTRIC UTILITIES (6.1%)
& Edison International                                         239,400    11,761,722
  Entergy Corp.                                                 74,200     7,785,064
& PPL Corp.                                                    261,600    10,699,440
                                                                        ------------
                                                                          30,246,226
                                                                        ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
  Molex, Inc. Class A                                          239,700     5,966,133
                                                                        ------------
  ENERGY EQUIPMENT & SERVICES (5.2%)
  Diamond Offshore Drilling, Inc.                               69,800     5,650,309
  ENSCO International, Inc.                                     95,400     5,189,760
  GlobalSantaFe Corp.                                          100,700     6,211,176
  Pride International, Inc.                 (a)                 74,100     2,230,410
  Rowan Cos., Inc.                                             193,600     6,286,192
                                                                        ------------
                                                                          25,567,847
                                                                        ------------
  FOOD & STAPLES RETAILING (2.5%)
& Kroger Co. (The)                                             441,000    12,458,250
                                                                        ------------
  FOOD PRODUCTS (2.1%)
  General Mills, Inc.                                          161,600     9,408,352
  J.M. Smucker Co. (The)                                        15,800       842,456
                                                                        ------------
                                                                          10,250,808
                                                                        ------------
  HEALTH CARE PROVIDERS & SERVICES (1.7%)
  Quest Diagnostics, Inc.                   (b)                169,700     8,462,939
                                                                        ------------
  INSURANCE (8.3%)
  Aspen Insurance Holdings, Ltd.                               380,000     9,959,800
& Genworth Financial, Inc. Class A                             452,400    15,806,856
  Hartford Financial Services Group, Inc.
  (The)                                                         25,600     2,446,848
  PartnerRe, Ltd.                           (b)                118,500     8,121,990
  SAFECO Corp.                              (b)                 73,700     4,895,891
                                                                        ------------
                                                                          41,231,385
                                                                        ------------
  IT SERVICES (2.4%)
  Affiliated Computer Services, Inc.
  Class A                                   (a)                125,600     7,395,328
  Computer Sciences Corp.                   (a)                 87,200     4,545,736
                                                                        ------------
                                                                          11,941,064
                                                                        ------------
  MACHINERY (2.5%)
  Pentair, Inc.                                                274,600     8,556,536
  Timken Co. (The)                                             127,500     3,864,525
                                                                        ------------
                                                                          12,421,061
                                                                        ------------
  MEDIA (6.7%)
  Gannett Co., Inc.                                            165,100     9,293,479
  Getty Images, Inc.                        (a)                176,000     8,558,880
  Idearc, Inc.                                                 180,400     6,332,040
  Tribune Co.                               (b)                281,200     9,029,332
                                                                        ------------
                                                                          33,213,731
                                                                        ------------
  METALS & MINING (1.2%)
  Teck Cominco, Ltd. Class B                                    89,000     6,194,400
                                                                        ------------
  MULTI-UTILITIES (1.4%)
  PG&E Corp.                                                   142,594     6,883,012
                                                                        ------------

  OIL, GAS & CONSUMABLE FUELS (2.9%)
& Hess Corp.                                                   207,600    11,515,572
  Spectra Energy Corp.                                         101,800     2,674,286
                                                                        ------------
                                                                          14,189,858
                                                                        ------------
  PHARMACEUTICALS (4.2%)
  Barr Pharmaceuticals, Inc.                (a)                102,800     4,764,780
  Forest Laboratories, Inc.                 (a)                 87,400     4,495,856
& Teva Pharmaceutical Industries, Ltd.,
     Sponsored ADR                          (c)                302,400    11,318,832
                                                                        ------------
                                                                          20,579,468
                                                                        ------------
  REAL ESTATE INVESTMENT TRUSTS (3.0%)
  DCT Industrial Trust, Inc.                                   163,700     1,936,571
  Douglas Emmett, Inc.                                          95,300     2,433,009
  General Growth Properties, Inc.                               79,000     5,101,030
  Highwoods Properties, Inc.                                   140,900     5,564,141
                                                                        ------------
                                                                          15,034,751
                                                                        ------------
  ROAD & RAIL (2.1%)
& CSX Corp.                                                    261,900    10,489,095
                                                                        ------------
  SPECIALTY RETAIL (3.3%)
  Gap, Inc. (The)                                              416,900     7,174,849
  Williams-Sonoma, Inc.                     (b)                256,500     9,095,490
                                                                        ------------
                                                                          16,270,339
                                                                        ------------
  THRIFTS & MORTGAGE FINANCE (6.0%)
  NewAlliance Bancshares, Inc.                                 313,800     5,086,698
& PMI Group, Inc. (The)                     (b)                386,900    17,495,618
  Sovereign Bancorp, Inc.                                      291,018     7,403,498
                                                                        ------------
                                                                          29,985,814
                                                                        ------------
  TRADING COMPANIES & DISTRIBUTORS (1.3%)
  W.W. Grainger, Inc.                                           85,800     6,627,192
                                                                        ------------
  WIRELESS TELECOMMUNICATION SERVICES (0.5%)
  ALLTEL Corp.                                                  41,400     2,566,800
                                                                        ------------
  Total Common Stocks
     (Cost $379,506,364)                                                 452,634,541
                                                                        ------------

                                                             SHARES        VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (3.0%)
& iShares Russell Midcap Value Index Fund   (b) (d)             96,900    14,841,204
                                                                        ------------
  Total Investment Company
     (Cost $12,385,702)                                                   14,841,204
                                                                        ------------

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (17.6%)
  COMMERCIAL PAPER (6.8%)
  Australia & New Zealand Banking Group,
     Ltd.
     5.25%, due 4/3/07                                    $  5,000,000     4,998,542

  Clipper Receivables Corp.
     5.286%, due 4/4/07                     (e)              1,660,632     1,660,632
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                    (e)              1,992,758     1,992,758
  Fairway Finance Corp.
     5.274%, due 4/5/07                     (e)                996,379       996,379
  Grampian Funding LLC
     5.291%, due 4/23/07                    (e)                996,379       996,379
  Liberty Street Funding Co.
     5.285%, due 4/4/07                     (e)                996,379       996,379
  Old Line Funding LLC
     5.282%, due 4/10/07                    (e)                996,379       996,379
  Paradigm Funding LLC
     5.294%, due 4/16/07                    (e)                996,379       996,379
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                    (e)                996,379       996,379
  Rabobank USA Finance Corp.
     5.37%, due 4/2/07                                       2,585,000     2,584,614
  Ranger Funding LLC
     5.287%, due 4/10/07                    (e)              1,660,632     1,660,632
  Societe Generale North America, Inc.
     5.26%, due 4/5/07                                       5,755,000     5,751,637
  Toyota Motor Credit Corp.
     5.245%, due 4/5/07                                      5,000,000     4,997,086
     5.245%, due 4/12/07                                     2,000,000     1,996,795
     5.26%, due 4/11/07                                      2,000,000     1,997,078
                                                                        ------------
  Total Commercial Paper
     (Cost $33,618,048)                                                   33,618,048
                                                                        ------------

                                                             SHARES        VALUE
                                                          ------------  ------------
  INVESTMENT COMPANIES (3.0%)
  BGI Institutional Money Market Fund       (e)              4,770,784     4,770,784
  Merrill Lynch Funds - Premier
     Institutional Money Market Fund                        10,019,903    10,019,903
                                                                        ------------
  Total Investment Companies
     (Cost $14,790,687)                                                   14,790,687
                                                                        ------------

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.3%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $1,462,031 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $1,486,429 and a
     Market Value of $1,511,058)            (e)           $  1,461,356     1,461,356
                                                                        ------------
  Total Repurchase Agreement
     (Cost $1,461,356)                                                     1,461,356
                                                                        ------------
  TIME DEPOSITS (7.5%)
  Abbey National PLC
     5.30%, due 5/7/07                      (e)              2,657,011     2,657,011
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                    (e)              1,660,632     1,660,632
  Bank of America Corp.
     5.27%, due 5/18/07                     (e)(f)           2,657,011     2,657,011

  Bank of Nova Scotia
     5.28%, due 4/16/07                     (e)              2,324,885     2,324,885
  BNP Paribas
     5.27%, due 4/9/07                      (e)              2,324,885     2,324,885
  Citigroup, Inc.
     5.375%, due 4/2/07                     (e)              1,992,758     1,992,758
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                    (e)              2,657,011     2,657,011
  Fortis Bank
     5.27%, due 4/11/07                     (e)              2,657,011     2,657,011
  KBC Bank N.V.
     5.28%, due 6/5/07                      (e)              1,992,758     1,992,758
  Rabobank Nederland
     5.275%, due 4/9/07                     (e)              1,992,758     1,992,758
  Royal Bank of Scotland
     5.285%, due 5/8/07                     (e)              1,660,632     1,660,632
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                     (e)              2,324,885     2,324,885
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                      (e)              2,657,011     2,657,011
  Standard Chartered Bank
     5.28%, due 4/13/07                     (e)              2,657,011     2,657,011
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                      (e)              2,657,011     2,657,011
  UBS AG
     5.27%, due 5/4/07                      (e)              2,657,011     2,657,011
                                                                        ------------
  Total Time Deposits
     (Cost $37,530,281)                                                   37,530,281
                                                                        ------------
  Total Short-Term Investments
     (Cost $87,400,372)                                                   87,400,372
                                                                        ------------
  Total Investments
     (Cost $479,292,438)                    (g)                  111.9%  554,876,117
  Liabilities in Excess of
     Cash and Other Assets                                       (11.9)  (59,273,383)
                                                          ------------  ------------
  Net Assets                                                     100.0% $495,602,734
                                                          ============  ============

                                                            NUMBER OF
                                                            CONTRACTS      VALUE
                                                          ------------  ------------
  WRITTEN CALL OPTION (0.0%)                ++
  BUILDING PRODUCTS (0.0%)                  ++
  American Standard Cos., Inc.
     Strike Price $55.00
     Expire 7/21/07                                            (93,000) $   (213,900)
                                                                        ------------
  Total Written Call Option
     (Premium Received $285,506)                                        $   (213,900)
                                                                        ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(g)  The cost for federal income tax purposes is $479,240,575.

(h) At March 31, 2007 net unrealized appreciation was $75,635,542, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $78,531,407 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,895,865.

MAINSTAY VP MODERATE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES         VALUE
                                                          ------------  ------------
  AFFILIATED INVESTMENT COMPANIES (99.8%)   +
  EQUITY FUNDS (59.9%)
  MainStay Growth Equity Fund Class I       (a)                223,379  $  2,504,076
  MainStay ICAP Equity Fund Class I                            121,222     5,498,616
  MainStay ICAP International Fund Class I                     211,526     8,526,605
  MainStay VP Capital Appreciation
     Portfolio Initial Class                                    35,794       897,823
  MainStay VP Common Stock Portfolio
     Initial Class                                             767,347    18,984,468
  MainStay VP ICAP Select Equity Portfolio
     Initial Class                          (a)              1,519,079    21,242,161
  MainStay VP International Equity
     Portfolio Initial Class                                   441,858     8,529,877
  MainStay VP Large Cap Growth Portfolio
     Initial Class                          (a)              2,150,436    27,089,356
  MainStay VP S&P 500 Index Portfolio
     Initial Class                                             290,425     8,470,386
                                                                        ------------
                                                                         101,743,368
                                                                        ------------

  FIXED INCOME FUNDS (39.9%)
  MainStay VP Bond Portfolio Initial Class  (a)              3,682,321    50,831,697
  MainStay VP Floating Rate Portfolio
     Initial Class                          (a)                858,853     8,481,106
  MainStay VP High Yield Corporate Bond
     Portfolio Initial Class                                   786,804     8,483,613
                                                                        ------------
                                                                          67,796,416
                                                                        ------------
  Total Affiliated Investment Companies
     (Cost $160,824,883)                    (b)                   99.8%  169,539,784(c)
  Cash and Other Assets,
     Less Liabilities                                              0.2       317,748
                                                          ------------  ------------
  Net Assets                                                     100.0% $169,857,532
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

(a) The Portfolio's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(b)  The cost for federal income tax purposes is $161,319,632.

(c) At March 31, 2007 net unrealized appreciation was $8,220,152 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,831,546 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $611,394.

MAINSTAY VP MODERATE GROWTH ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES         VALUE
                                                          ------------  ------------
  AFFILIATED INVESTMENT COMPANIES (99.7%)   +
  EQUITY FUNDS (79.7%)
  MainStay ICAP Equity Fund Class I                            254,754  $ 11,555,620
  MainStay ICAP International Fund Class I                     414,976    16,727,687
  MainStay VP Capital Appreciation
     Portfolio Initial Class                                   228,513     5,731,817
  MainStay VP Common Stock Portfolio
     Initial Class                                           1,692,571    41,874,899
  MainStay VP ICAP Select Equity Portfolio
     Initial Class                          (a)              2,334,351    32,642,582
  MainStay VP International Equity
     Portfolio Initial Class                                   867,949    16,755,388
  MainStay VP Large Cap Growth Portfolio
     Initial Class                          (a)              3,328,518    41,929,832
  MainStay VP S&P 500 Index Portfolio
     Initial Class                                             350,273    10,215,892
                                                                        ------------
                                                                         177,433,717
                                                                        ------------
  FIXED INCOME FUNDS (20.0%)
  MainStay VP Bond Portfolio Initial Class  (a)              1,607,428    22,189,351
  MainStay VP Floating Rate Portfolio
     Initial Class                          (a)              1,125,268    11,111,931
  MainStay VP High Yield Corporate Bond
     Portfolio Initial Class                                 1,030,859    11,115,104
                                                                        ------------
                                                                          44,416,386
                                                                        ------------
  Total Affiliated Investment Companies
     (Cost $210,153,339)                    (b)                   99.7%  221,850,103(c)
  Cash and Other Assets,
     Less Liabilities                                              0.3       600,730
                                                          ------------  ------------
  Net Assets                                                     100.0% $222,450,833
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

(a) The Portfolio's ownership exceeds 5% of the outstanding shares of the underlying Portfolio/Fund.

(b)  The cost for federal income tax purposes is $210,593,103.

(c) At March 31, 2007 net unrealized appreciation was $11,257,000 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,925,652 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $668,652.

MAINSTAY VP S&P 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS                            +++ March 31, 2007 unaudited

                                                             SHARES          VALUE
                                                          ------------  --------------
  COMMON STOCKS (99.3%)                     +
  AEROSPACE & DEFENSE (2.5%)
  Boeing Co. (The)                                              92,109  $    8,189,411
  General Dynamics Corp.                                        47,249       3,609,824
  Goodrich Corp.                                                14,458         744,298
  Honeywell International, Inc.                                 93,571       4,309,880
  L-3 Communications Holdings, Inc.                             14,582       1,275,488
  Lockheed Martin Corp.                                         41,412       4,017,792
  Northrop Grumman Corp.                                        40,961       3,040,125
  Raytheon Co.                                                  52,036       2,729,809
  Rockwell Collins, Inc.                                        19,440       1,301,119
  United Technologies Corp.                                    116,447       7,569,055
                                                                        --------------
                                                                            36,786,801
                                                                        --------------
  AIR FREIGHT & LOGISTICS (0.9%)
  C.H. Robinson Worldwide, Inc.                                 20,500         978,875
  FedEx Corp.                                                   35,932       3,860,175
  United Parcel Service, Inc. Class B                          124,738       8,744,134
                                                                        --------------
                                                                            13,583,184
                                                                        --------------
  AIRLINES (0.1%)
  Southwest Airlines Co.                                        91,352       1,342,874
                                                                        ---------------
  AUTO COMPONENTS (0.2%)
  Goodyear Tire & Rubber Co. (The)          (a)(b)              20,638         643,699
  Johnson Controls, Inc.                                        23,004       2,176,638
                                                                        --------------
                                                                             2,820,337
                                                                        --------------
  AUTOMOBILES (0.4%)
  Ford Motor Co.                            (b)                218,674       1,725,338
  General Motors Corp.                      (b)                 65,828       2,016,970
  Harley-Davidson, Inc.                                         30,469       1,790,054
                                                                        --------------
                                                                             5,532,362
                                                                        --------------
  BEVERAGES (2.1%)
  Anheuser-Busch Cos., Inc.                                     89,346       4,508,399
  Brown-Forman Corp. Class B                                     9,168         601,054
  Coca-Cola Co. (The)                                          235,642      11,310,816
  Coca-Cola Enterprises, Inc.                                   32,172         651,483
  Constellation Brands, Inc. Class A        (a)(b)              24,544         519,842
  Molson Coors Brewing Co. Class B                               5,340         505,271
  Pepsi Bottling Group, Inc. (The)                              15,765         502,746
  PepsiCo, Inc.                                                191,642      12,180,766
                                                                        --------------
                                                                            30,780,377
                                                                        --------------
  BIOTECHNOLOGY (1.2%)
  Amgen, Inc.                               (a)                136,554       7,630,638
  Biogen Idec, Inc.                         (a)                 40,034       1,776,709
  Celgene Corp.                             (a)                 44,200       2,318,732

  Genzyme Corp.                             (a)                 30,836       1,850,777
  Gilead Sciences, Inc.                     (a)                 54,400       4,161,600
  MedImmune, Inc.                           (a)(b)              27,838       1,013,025
                                                                        --------------
                                                                            18,751,481
                                                                        --------------
  BUILDING PRODUCTS (0.1%)
  American Standard Cos., Inc.                                  20,315       1,077,101
  Masco Corp.                                                   46,376       1,270,702
                                                                        --------------
                                                                             2,347,803
                                                                        --------------
  CAPITAL MARKETS (3.7%)
  Ameriprise Financial, Inc.                                    28,285       1,616,205
  Bank of New York Co., Inc. (The)                              88,413       3,585,147
  Bear Stearns Cos., Inc. (The)                                 13,988       2,103,096
  Charles Schwab Corp. (The)                                   120,240       2,199,190
  E*TRADE Financial Corp.                   (a)                 49,644       1,053,446
  Federated Investors, Inc. Class B                             10,579         388,461
  Franklin Resources, Inc.                                      19,604       2,368,751
  Goldman Sachs Group, Inc. (The)                               48,142       9,947,581
  Janus Capital Group, Inc.                                     22,232         464,871
  Legg Mason, Inc.                                              15,227       1,434,536
  Lehman Brothers Holdings, Inc.                                61,740       4,326,122
  Mellon Financial Corp.                                        48,656       2,099,020
  Merrill Lynch & Co., Inc.                                    103,460       8,449,578
  Morgan Stanley                                               124,584       9,812,236
  Northern Trust Corp.                                          21,751       1,308,105
  State Street Corp.                                            39,022       2,526,674
  T. Rowe Price Group, Inc.                                     31,030       1,464,306
                                                                        --------------
                                                                            55,147,325
                                                                        --------------
  CHEMICALS (1.6%)
  Air Products & Chemicals, Inc.                                25,339       1,872,299
  Ashland, Inc.                                                  6,643         435,781
  Dow Chemical Co. (The)                    (b)                112,233       5,147,005
  E.I. du Pont de Nemours & Co.                                108,122       5,344,470
  Eastman Chemical Co.                      (b)                  9,440         597,835
  Ecolab, Inc.                                                  20,747         892,121
  Hercules, Inc.                            (a)                 12,730         248,744
  International Flavors & Fragrances,
     Inc.                                                        9,183         433,621
  Monsanto Co.                                                  63,602       3,495,566
  PPG Industries, Inc.                                          19,226       1,351,780
  Praxair, Inc.                                                 37,568       2,365,281
  Rohm & Haas Co.                           (b)                 16,654         861,345
  Sigma-Aldrich Corp.                                           15,496         643,394
                                                                        --------------
                                                                            23,689,242
                                                                        --------------
  COMMERCIAL BANKS (4.1%)
  BB&T Corp.                                                    63,039       2,585,860
  Comerica, Inc.                                                18,431       1,089,641
  Commerce Bancorp, Inc.                    (b)                 21,701         724,379
  Compass Bancshares, Inc.                                      15,085       1,037,848
  Fifth Third Bancorp                                           64,751       2,505,216
  First Horizon National Corp.                                  14,367         596,661
  Huntington Bancshares, Inc.               (b)                 27,701         605,267
  KeyCorp                                                       46,323       1,735,723
  M&T Bank Corp.                                                 9,066       1,050,115
  Marshall & Ilsley Corp.                                       29,955       1,387,216
  National City Corp.                                           68,930       2,567,642
  PNC Financial Services Group, Inc.                            40,339       2,903,198

  Regions Financial Corp.                                       85,643       3,029,193
  SunTrust Banks, Inc.                                          41,532       3,448,817
  Synovus Financial Corp.                                       37,655       1,217,763
  U.S. Bancorp                                                 207,227       7,246,728
  Wachovia Corp.                                               222,907      12,271,030
  Wells Fargo & Co.                                            395,216      13,607,287
  Zions Bancorp.                                                12,877       1,088,364
                                                                        --------------
                                                                            60,697,948
                                                                        --------------
  COMMERCIAL SERVICES & SUPPLIES (0.5%)
  Allied Waste Industries, Inc.             (a)(b)              29,518         371,632
  Avery Dennison Corp.                                          10,881         699,213
  Cintas Corp.                                                  15,830         571,463
  Equifax, Inc.                                                 14,690         535,450
  Monster Worldwide, Inc.                   (a)                 14,778         700,034
  Pitney Bowes, Inc.                                            25,706       1,166,795
  R.R. Donnelley & Sons Co.                                     25,331         926,861
  Robert Half International, Inc.           (b)                 19,861         735,056
  Waste Management, Inc.                                        62,778       2,160,191
                                                                        --------------
                                                                             7,866,695
                                                                        --------------
  COMMUNICATIONS EQUIPMENT (2.6%)
  ADC Telecommunications, Inc.              (a)                 13,184         220,700
  Avaya, Inc.                               (a)                 53,092         627,017
  Ciena Corp.                               (a)                  9,817         274,385
  Cisco Systems, Inc.                       (a)                707,039      18,050,706
  Corning, Inc.                             (a)                183,583       4,174,677
  JDS Uniphase Corp.                        (a)(b)              24,482         372,861
  Juniper Networks, Inc.                    (a)                 65,947       1,297,837
  Motorola, Inc.                                               279,683       4,941,999
  QUALCOMM, Inc.                                               193,789       8,267,039
  Tellabs, Inc.                             (a)                 52,031         515,107
                                                                        --------------
                                                                            38,742,328
                                                                        --------------
  COMPUTERS & PERIPHERALS (3.7%)
  Apple, Inc.                               (a)                100,866       9,371,460
  Dell, Inc.                                (a)                265,078       6,152,460
  EMC Corp.                                 (a)                246,637       3,415,922
  Hewlett-Packard Co.                                          313,148      12,569,761
  International Business Machines Corp.                        176,076      16,596,924
  Lexmark International, Inc. Class A       (a)                 11,184         653,817
  NCR Corp.                                 (a)                 20,990       1,002,692
  Network Appliance, Inc.                   (a)                 43,247       1,579,380
  QLogic Corp.                              (a)                 18,819         319,923
  SanDisk Corp.                             (a)                 26,153       1,145,501
  Sun Microsystems, Inc.                    (a)                421,259       2,531,767
                                                                        --------------
                                                                            55,339,607
                                                                        --------------
  CONSTRUCTION & ENGINEERING (0.1%)
  Fluor Corp.                               (b)                 10,138         909,581
                                                                        --------------
  CONSTRUCTION MATERIALS (0.1%)
  Vulcan Materials Co.                      (b)                 11,154       1,299,218
                                                                        --------------
  CONSUMER FINANCE (0.9%)
  American Express Co.                                         139,467       7,865,939
  Capital One Financial Corp.                                   48,025       3,623,967
  SLM Corp.                                                     47,689       1,950,480
                                                                        --------------
                                                                            13,440,386
                                                                        --------------

  CONTAINERS & PACKAGING (0.2%)
  Ball Corp.                                                    12,103         554,923
  Bemis Co., Inc.                                               12,192         407,091
  Pactiv Corp.                              (a)                 16,038         541,122
  Sealed Air Corp.                                               9,480         299,568
  Temple-Inland, Inc.                                           12,264         732,651
                                                                        --------------
                                                                             2,535,355
                                                                        --------------
  DISTRIBUTORS (0.1%)
  Genuine Parts Co.                                             19,975         978,775
                                                                        --------------
  DIVERSIFIED CONSUMER SERVICES (0.1%)
  Apollo Group, Inc. Class A                (a)(b)              16,231         712,541
  H&R Block, Inc.                                               37,401         786,917
                                                                        --------------
                                                                             1,499,458
                                                                        --------------
  DIVERSIFIED FINANCIAL SERVICES (5.4%)
& Bank of America Corp.                                        522,794      26,672,950
  Chicago Mercantile Exchange Holdings,
     Inc. Class A                                                4,100       2,183,086
  CIT Group, Inc.                                               22,589       1,195,410
& Citigroup, Inc.                                              573,557      29,446,416
  JPMorgan Chase & Co.                                         406,299      19,656,746
  Moody's Corp.                                                 27,557       1,710,187
                                                                        --------------
                                                                            80,864,795
                                                                        --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
     (3.1%)
& AT&T, Inc.                                                   730,452      28,801,722
  CenturyTel, Inc.                                              12,981         586,611
  Citizens Communications Co.               (b)                 39,643         592,663
  Embarq Corp.                                                  17,334         976,771
  Qwest Communications International,
     Inc.                                   (a)(b)             183,473       1,649,422
  Verizon Communications, Inc.                                 340,273      12,903,152
  Windstream Corp.                                              55,093         809,316
                                                                        --------------
                                                                            46,319,657
                                                                        --------------
  ELECTRIC UTILITIES (1.9%)
  Allegheny Energy, Inc.                    (a)                 19,020         934,643
  American Electric Power Co., Inc.                             46,384       2,261,220
  Duke Energy Corp.                                            146,329       2,969,015
  Edison International                                          37,946       1,864,287
  Entergy Corp.                                                 23,224       2,436,662
  Exelon Corp.                                                  78,210       5,373,809
  FirstEnergy Corp.                                             37,165       2,461,810
  FPL Group, Inc.                                               47,474       2,903,985
  Integrys Energy Group, Inc.                                    8,819         489,543
  Pinnacle West Capital Corp.                                   11,619         560,617
  PPL Corp.                                                     45,091       1,844,222
  Progress Energy, Inc.                                         30,097       1,518,093
  Southern Co. (The)                                            87,597       3,210,430
                                                                        --------------
                                                                            28,828,336
                                                                        --------------
  ELECTRICAL EQUIPMENT (0.4%)
  Cooper Industries, Ltd. Class A                               21,304         958,467
  Emerson Electric Co.                                          93,474       4,027,795
  Rockwell Automation, Inc.                                     19,398       1,161,358
                                                                        --------------
                                                                             6,147,620
                                                                        --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS
     (0.2%)
  Agilent Technologies, Inc.                (a)                 47,472       1,599,332
  Jabil Circuit, Inc.                                           21,502         460,358
  Molex, Inc.                                                   16,478         464,680
  Sanmina-SCI Corp.                         (a)                 61,896         224,064
  Solectron Corp.                           (a)                106,336         334,958
  Tektronix, Inc.                                                9,730         273,997
                                                                        --------------
                                                                             3,357,389
                                                                        --------------
  ENERGY EQUIPMENT & SERVICES (1.8%)
  Baker Hughes, Inc.                                            37,358       2,470,485
  BJ Services Co.                                               34,594         965,173
  ENSCO International, Inc.                                     18,100         984,640
  Halliburton Co.                                              117,159       3,718,627
  Nabors Industries, Ltd.                   (a)(b)              32,534         965,284
  National-Oilwell Varco, Inc.              (a)                 20,401       1,586,994
  Noble Corp.                                                   15,894       1,250,540
  Rowan Cos., Inc.                                              12,722         413,083
  Schlumberger, Ltd.                                           137,911       9,529,650
  Smith International, Inc.                                     23,300       1,119,565
  Transocean, Inc.                          (a)                 34,230       2,796,591
  Weatherford International, Ltd.           (a)                 39,574       1,784,787
                                                                        --------------
                                                                            27,585,419
                                                                        --------------
  FOOD & STAPLES RETAILING (2.4%)
  Costco Wholesale Corp.                    (b)                 52,878       2,846,952
  CVS Corp.                                 (b)                179,712       6,135,368
  Kroger Co. (The)                                              82,817       2,339,580
  Safeway, Inc.                                                 51,654       1,892,603
  SUPERVALU, Inc.                                               24,610         961,513
  Sysco Corp.                                                   71,865       2,431,193
  Walgreen Co.                                                 117,135       5,375,325
  Wal-Mart Stores, Inc.                                        287,643      13,504,839
  Whole Foods Market, Inc.                  (b)                 16,457         738,096
                                                                        --------------
                                                                            36,225,469
                                                                        --------------
  FOOD PRODUCTS (1.1%)
  Archer-Daniels-Midland Co.                                    76,249       2,798,338
  Campbell Soup Co.                                             25,349         987,344
  ConAgra Foods, Inc.                                           59,352       1,478,458
  Dean Foods Co.                            (a)                 15,510         724,937
  General Mills, Inc.                                           40,351       2,349,235
  H.J. Heinz Co.                                                37,971       1,789,194
  Hershey Co. (The)                         (b)                 20,427       1,116,540
  Kellogg Co.                                                   29,047       1,493,887
  Kraft Foods, Inc. Class A                                      2,100          66,486
  McCormick & Co., Inc.                                         15,317         590,011
  Sara Lee Corp.                                                86,955       1,471,279
  Tyson Foods, Inc. Class A                 (b)                 29,250         567,742
  Wm. Wrigley Jr. Co.                                           25,499       1,298,664
                                                                        --------------
                                                                            16,732,115
                                                                        --------------
  GAS UTILITIES (0.1%)
  Nicor, Inc.                               (b)                  5,203         251,929
  Questar Corp.                                                 10,000         892,100
                                                                        --------------
                                                                             1,144,029
                                                                        --------------

  HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
  Bausch & Lomb, Inc.                       (b)                  6,277         321,131
  Baxter International, Inc.                                    76,351       4,021,407
  Becton, Dickinson & Co.                                       28,426       2,185,675
  Biomet, Inc.                                                  28,432       1,208,076
  Boston Scientific Corp.                   (a)                138,553       2,014,561
  C.R. Bard, Inc.                                               12,051         958,175
  Hospira, Inc.                             (a)                 18,268         747,161
  Medtronic, Inc.                                              134,350       6,591,211
  St. Jude Medical, Inc.                    (a)                 40,248       1,513,727
  Stryker Corp.                                                 34,538       2,290,560
  Varian Medical Systems, Inc.              (a)                 14,900         710,581
  Zimmer Holdings, Inc.                     (a)                 27,798       2,374,227
                                                                        --------------
                                                                            24,936,492
                                                                        --------------
  HEALTH CARE PROVIDERS & SERVICES (2.3%)
  Aetna, Inc.                                                   60,802       2,662,520
  AmerisourceBergen Corp.                                       22,417       1,182,497
  Cardinal Health, Inc.                                         47,170       3,441,051
  CIGNA Corp.                                                   11,425       1,629,890
  Coventry Health Care, Inc.                (a)(b)              18,487       1,036,196
  Express Scripts, Inc.                     (a)                 15,818       1,276,829
  Humana, Inc.                              (a)                 19,201       1,114,042
  Laboratory Corp. of America Holdings      (a)(b)              14,584       1,059,236
  Manor Care, Inc.                          (b)                  8,543         464,397
  McKesson Corp.                                                34,751       2,034,324
  Medco Health Solutions, Inc.              (a)                 33,713       2,445,204
  Patterson Cos., Inc.                      (a)                 15,959         566,385
  Quest Diagnostics, Inc.                   (b)                 18,823         938,703
  Tenet Healthcare Corp.                    (a)(b)              54,823         352,512
  UnitedHealth Group, Inc.                                     158,428       8,391,931
  WellPoint, Inc.                           (a)                 71,693       5,814,302
                                                                        --------------
                                                                            34,410,019
                                                                        --------------
  HEALTH CARE TECHNOLOGY (0.0%)             ++
  IMS Health, Inc.                                              23,205         688,260
                                                                        --------------
  HOTELS, RESTAURANTS & LEISURE (1.6%)
  Carnival Corp.                                                51,727       2,423,927
  Darden Restaurants, Inc.                                      16,974         699,159
  Harrah's Entertainment, Inc.                                  21,632       1,826,822
  Hilton Hotels Corp.                                           44,890       1,614,244
  International Game Technology                                 39,394       1,590,730
  Marriott International, Inc. Class A                          38,620       1,890,835
  McDonald's Corp.                                             140,759       6,341,193
  Starbucks Corp.                           (a)                 87,857       2,755,196
  Starwood Hotels & Resorts Worldwide,
     Inc.                                                       25,090       1,627,086
  Wendy's International, Inc.                                   11,070         346,491
  Wyndham Worldwide Corp.                   (a)                 22,144         756,218
  Yum! Brands, Inc.                                             30,895       1,784,495
                                                                        --------------
                                                                            23,656,396
                                                                        --------------
  HOUSEHOLD DURABLES (0.6%)
  Black & Decker Corp.                                           7,629         622,679
  Centex Corp.                              (b)                 13,821         577,441
  D.R. Horton, Inc.                                             31,776         699,072
  Fortune Brands, Inc.                      (b)                 17,812       1,403,942
  Harman International Industries, Inc.                          7,601         730,304
  KB HOME                                                        9,040         385,737

  Leggett & Platt, Inc.                                         21,009         476,274
  Lennar Corp. Class A                                          15,970         674,094
  Newell Rubbermaid, Inc.                                       32,222       1,001,782
  Pulte Homes, Inc.                         (b)                 24,634         651,816
  Snap-on, Inc.                                                  6,605         317,700
  Stanley Works (The)                                            9,423         521,657
  Whirlpool Corp.                           (b)                  9,060         769,285
                                                                        --------------
                                                                             8,831,783
                                                                        --------------
  HOUSEHOLD PRODUCTS (2.1%)
  Clorox Co. (The)                                              17,642       1,123,619
  Colgate-Palmolive Co.                                         60,075       4,012,409
  Kimberly-Clark Corp.                                          53,218       3,644,901
& Procter & Gamble Co. (The)                                   368,963      23,303,703
                                                                        --------------
                                                                            32,084,632
                                                                        --------------
  INDEPENDENT POWER PRODUCERS & ENERGY
     TRADERS (0.5%)
  AES Corp. (The)                           (a)                 76,931       1,655,555
  Constellation Energy Group, Inc.                              21,104       1,834,993
  Dynegy, Inc. Class A                      (a)                 43,172         399,773
  TXU Corp.                                                     53,586       3,434,863
                                                                        --------------
                                                                             7,325,184
                                                                        --------------
  INDUSTRIAL CONGLOMERATES (3.9%)
  3M Co.                                                        85,820       6,559,223
& General Electric Co.                                       1,203,000      42,538,080
  Textron, Inc.                                                 14,697       1,319,791
  Tyco International, Ltd.                                     231,651       7,308,589
                                                                        --------------
                                                                            57,725,683
                                                                        --------------
  INSURANCE (4.7%)
  ACE, Ltd.                                                     38,228       2,181,290
  AFLAC, Inc.                                                   57,706       2,715,644
  Allstate Corp. (The)                                          72,413       4,349,125
  Ambac Financial Group, Inc.                                   12,020       1,038,408
& American International Group, Inc.                           304,341      20,457,802
  Aon Corp.                                                     34,881       1,324,083
  Chubb Corp. (The)                                             47,821       2,470,911
  Cincinnati Financial Corp.                                    20,153         854,487
  Genworth Financial, Inc. Class A                              51,673       1,805,455
  Hartford Financial Services Group, Inc.
     (The)                                                      37,429       3,577,464
  Lincoln National Corp.                                        32,362       2,193,820
  Loews Corp.                                                   53,130       2,413,696
  Marsh & McLennan Cos., Inc.                                   63,945       1,872,949
  MBIA, Inc.                                                    15,563       1,019,221
  MetLife, Inc.                                                 88,083       5,562,441
  Principal Financial Group, Inc.                               31,257       1,871,357
  Progressive Corp. (The)                                       87,047       1,899,366
  Prudential Financial, Inc.                (b)                 54,893       4,954,642
  SAFECO Corp.                                                  12,325         818,750
  Torchmark Corp.                                               11,485         753,301
  Travelers Cos., Inc. (The)                                    79,021       4,090,917
  Unum Group                                                    39,585         911,643
  XL Capital, Ltd. Class A                                      20,921       1,463,633
                                                                        --------------
                                                                            70,600,405
                                                                        --------------
  INTERNET & CATALOG RETAIL (0.2%)
  Amazon.com, Inc.                          (a)(b)              35,965       1,431,047

  IAC/InterActiveCorp.                      (a)(b)              25,800         972,918
                                                                        --------------
                                                                            2,403,965
                                                                        --------------
  INTERNET SOFTWARE & SERVICES (1.4%)
  eBay, Inc.                                (a)                132,877       4,404,873
  Google, Inc. Class A                      (a)                 25,506      11,685,829
  VeriSign, Inc.                            (a)                 28,473         715,242
  Yahoo!, Inc.                              (a)                142,624       4,462,705
                                                                        --------------
                                                                            21,268,649
                                                                        --------------
  IT SERVICES (1.1%)
  Affiliated Computer Services, Inc.
     Class A                                (a)                 11,479         675,884
  Automatic Data Processing, Inc.                               64,115       3,103,166
  Cognizant Technology Solutions Corp.
     Class A                                (a)                 16,700       1,474,109
  Computer Sciences Corp.                   (a)                 19,860       1,035,302
  Convergys Corp.                           (a)                 16,229         412,379
  Electronic Data Systems Corp.                                 60,192       1,666,115
  Fidelity National Information Services,
     Inc.                                                       18,900         859,194
  First Data Corp.                                              88,905       2,391,544
  Fiserv, Inc.                              (a)                 20,205       1,072,077
  Paychex, Inc.                                                 39,366       1,490,790
  Sabre Holdings Corp. Class A                                  15,031         492,265
  Unisys Corp.                              (a)                 39,977         337,006
  Western Union Co. (The)                                       90,305       1,982,195
                                                                        --------------
                                                                            16,992,026
                                                                        --------------
  LEISURE EQUIPMENT & PRODUCTS (0.2%)
  Brunswick Corp.                                               11,017         350,891
  Eastman Kodak Co.                         (b)                 33,589         757,768
  Hasbro, Inc.                                                  19,008         544,009
  Mattel, Inc.                                                  45,951       1,266,869
                                                                        --------------
                                                                             2,919,537
                                                                        --------------
  LIFE SCIENCES TOOLS & SERVICES (0.3%)
  Applera Corp.-Applied BioSystems Group                        21,386         632,384
  Millipore Corp.                           (a)(b)               6,048         438,299
  PerkinElmer, Inc.                                             14,713         356,349
  Thermo Fisher Scientific, Inc.            (a)                 49,174       2,298,884
  Waters Corp.                              (a)                 11,920         691,360
                                                                        --------------
                                                                             4,417,276
                                                                        --------------
  MACHINERY (1.6%)
  Caterpillar, Inc.                                             75,828       5,082,751
  Cummins, Inc.                                                  6,131         887,278
  Danaher Corp.                                                 27,887       1,992,526
  Deere & Co.                                                   26,538       2,883,088
  Dover Corp.                                                   23,601       1,151,965
  Eaton Corp.                                                   17,131       1,431,466
  Illinois Tool Works, Inc.                                     48,398       2,497,337
  Ingersoll-Rand Co., Ltd. Class A                              35,705       1,548,526
  ITT Corp.                                                     21,577       1,301,525
  PACCAR, Inc.                              (b)                 28,857       2,118,104
  Pall Corp.                                                    14,559         553,242
  Parker Hannifin Corp.                                         13,709       1,183,224
  Terex Corp.                               (a)                 11,900         853,944
                                                                        --------------
                                                                            23,484,976
                                                                        --------------
  MEDIA (3.5%)
  CBS Corp. Class B                                             86,341       2,641,171

  Clear Channel Communications, Inc.                            57,721       2,022,544
  Comcast Corp. Class A                     (a)                363,594       9,435,264
  DIRECTV Group, Inc. (The)                 (a)                 90,600       2,090,142
  Dow Jones & Co., Inc.                     (b)                  7,800         268,866
  E.W. Scripps Co. (The) Class A                                 9,642         430,805
  Gannett Co., Inc.                                             27,444       1,544,823
  Interpublic Group of Cos., Inc. (The)     (a)(b)              54,789         674,453
  McGraw-Hill Cos., Inc. (The)                                  41,317       2,598,013
  Meredith Corp.                                                 4,502         258,370
  New York Times Co. (The) Class A          (b)                 16,669         391,888
  News Corp. Class A                                           274,492       6,346,255
  Omnicom Group, Inc.                                           19,506       1,997,024
  Time Warner, Inc.                                            446,317       8,801,371
  Tribune Co.                                                   20,839         669,140
  Viacom, Inc. Class B                      (a)                 81,511       3,350,917
  Walt Disney Co. (The)                                        239,684       8,252,320
                                                                        --------------
                                                                            51,773,366
                                                                        --------------
  METALS & MINING (0.9%)
  Alcoa, Inc.                                                  101,687       3,447,189
  Allegheny Technologies, Inc.                                  11,718       1,250,193
  Freeport-McMoRan Copper & Gold, Inc.
     Class B                                (b)                 38,850       2,571,481
  Newmont Mining Corp.                                          52,236       2,193,390
  Nucor Corp.                                                   35,235       2,294,856
  United States Steel Corp.                                     13,830       1,371,521
                                                                        --------------
                                                                            13,128,630
                                                                        --------------
  MULTILINE RETAIL (1.3%)
  Big Lots, Inc.                            (a)(b)              12,947         404,982
  Dillard's, Inc. Class A                                        7,213         236,081
  Dollar General Corp.                      (b)                 36,248         766,645
  Family Dollar Stores, Inc.                                    17,668         523,326
  Federated Department Stores, Inc.                             61,205       2,757,285
  J.C. Penney Co., Inc.                     (b)                 26,343       2,164,341
  Kohl's Corp.                              (a)                 38,085       2,917,692
  Nordstrom, Inc.                                               26,506       1,403,228
  Sears Holdings Corp.                      (a)                  9,696       1,746,831
  Target Corp.                                                 100,217       5,938,859
                                                                        --------------
                                                                            18,859,270
                                                                        --------------
  MULTI-UTILITIES (1.2%)
  Ameren Corp.                              (b)                 23,892       1,201,768
  CenterPoint Energy, Inc.                                      37,445         671,763
  CMS Energy Corp.                                              25,788         459,026
  Consolidated Edison, Inc.                                     29,907       1,527,051
  Dominion Resources, Inc.                                      41,026       3,641,878
  DTE Energy Co.                                                20,687         990,907
  KeySpan Corp.                                                 20,337         836,868
  NiSource, Inc.                                                31,724         775,335
  PG&E Corp.                                                    41,053       1,981,628
  Public Service Enterprise Group, Inc.                         29,539       2,452,919
  Sempra Energy                                                 30,617       1,867,943
  TECO Energy, Inc.                         (b)                 24,283         417,910
  Xcel Energy, Inc.                         (b)                 47,132       1,163,689
                                                                        --------------
                                                                            17,988,685
                                                                        --------------
  OFFICE ELECTRONICS (0.1%)
  Xerox Corp.                               (a)                111,020       1,875,128
                                                                        --------------

  OIL, GAS & CONSUMABLE FUELS (8.2%)
  Anadarko Petroleum Corp.                                      54,160       2,327,797
  Apache Corp.                                                  38,678       2,734,535
  Chesapeake Energy Corp.                   (b)                 48,412       1,494,963
  Chevron Corp.                                                252,398      18,667,356
  ConocoPhillips                                               192,368      13,148,353
  CONSOL Energy, Inc.                                           21,406         837,617
  Devon Energy Corp.                        (b)                 52,011       3,600,201
  El Paso Corp.                             (b)                 81,105       1,173,589
  EOG Resources, Inc.                                           28,559       2,037,399
& ExxonMobil Corp.                                             666,028      50,251,813
  Hess Corp.                                                    31,490       1,746,750
  Kinder Morgan, Inc.                                           12,421       1,322,215
  Marathon Oil Corp.                                            40,411       3,993,819
  Murphy Oil Corp.                                              21,700       1,158,780
  Occidental Petroleum Corp.                                    98,066       4,835,634
  Peabody Energy Corp.                                          30,800       1,239,392
  Spectra Energy Corp.                                          73,164       1,922,018
  Sunoco, Inc.                                                  14,337       1,009,898
  Valero Energy Corp.                                           70,415       4,541,063
  Williams Cos., Inc.                                           69,481       1,977,429
  XTO Energy, Inc.                                              43,053       2,359,735
                                                                        --------------
                                                                           122,380,356
                                                                        --------------
  PAPER & FOREST PRODUCTS (0.3%)
  International Paper Co.                                       52,850       1,923,740
  MeadWestvaco Corp.                                            21,019         648,226
  Weyerhaeuser Co.                                              24,719       1,847,498
                                                                        --------------
                                                                             4,419,464
                                                                        --------------
  PERSONAL PRODUCTS (0.2%)
  Avon Products, Inc.                                           52,065       1,939,942
  Estee Lauder Cos., Inc. (The) Class A                         13,639         666,265
                                                                        --------------
                                                                             2,606,207
                                                                        --------------
  PHARMACEUTICALS (6.3%)
  Abbott Laboratories                                          180,545      10,074,411
  Allergan, Inc.                                                17,951       1,989,330
  Barr Pharmaceuticals, Inc.                (a)                 12,339         571,913
  Bristol-Myers Squibb Co.                                     236,276       6,559,022
  Eli Lilly & Co.                                              115,428       6,199,638
  Forest Laboratories, Inc.                 (a)                 37,001       1,903,331
  Johnson & Johnson                                            338,523      20,399,396
  King Pharmaceuticals, Inc.                (a)                 28,228         555,245
  Merck & Co., Inc.                                            252,969      11,173,641
  Mylan Laboratories, Inc.                  (b)                 28,660         605,872
& Pfizer, Inc.                                                 829,050      20,941,803
  Schering-Plough Corp.                                        174,023       4,439,327
  Watson Pharmaceuticals, Inc.              (a)                 11,896         314,411
  Wyeth                                                        157,483       7,878,874
                                                                        --------------
                                                                            93,606,214
                                                                        --------------
  REAL ESTATE INVESTMENT TRUSTS (1.2%)
  Apartment Investment & Management Co.
     Class A                                                    11,268         650,051
  Archstone-Smith Trust                                         25,463       1,382,132
  AvalonBay Communities, Inc.               (b)                  9,200       1,196,000
  Boston Properties, Inc.                                       13,904       1,632,330
  Developers Diversified Realty Corp.                            7,400         465,460

  Equity Residential                                            34,426       1,660,366
  Host Hotels & Resorts, Inc.               (b)                 12,100         318,351
  Kimco Realty Corp.                        (b)                 26,282       1,280,985
  Plum Creek Timber Co., Inc.                                   20,852         821,986
  ProLogis                                                      29,927       1,943,160
  Public Storage, Inc.                                          14,142       1,338,823
  Simon Property Group, Inc.                                    25,960       2,888,050
  Vornado Realty Trust                                          15,218       1,816,116
                                                                        --------------
                                                                            17,393,810
                                                                        --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT
     (0.1%)
  CB Richard Ellis Group, Inc. Class A      (a)                 21,300         728,034
  Realogy Corp.                             (a)                 24,805         734,476
                                                                        --------------
                                                                             1,462,510
                                                                        --------------
  ROAD & RAIL (0.8%)
  Burlington Northern Santa Fe Corp.                            41,811       3,362,859
  CSX Corp.                                                     50,670       2,029,333
  Norfolk Southern Corp.                                        46,293       2,342,426
  Ryder System, Inc.                                             7,278         359,097
  Union Pacific Corp.                                           31,702       3,219,338
                                                                        --------------
                                                                            11,313,053
                                                                        --------------
  SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT (2.3%)
  Advanced Micro Devices, Inc.              (a)(b)              64,921         847,868
  Altera Corp.                              (a)(b)              41,735         834,283
  Analog Devices, Inc.                                          39,010       1,345,455
  Applied Materials, Inc.                                      163,424       2,993,928
  Broadcom Corp. Class A                    (a)                 54,537       1,749,002
  Intel Corp.                                                  674,625      12,905,576
  KLA-Tencor Corp.                          (b)                 23,057       1,229,399
  Linear Technology Corp.                   (b)                 35,038       1,106,850
  LSI Logic Corp.                           (a)(b)              46,451         484,948
  Maxim Integrated Products, Inc.                               37,489       1,102,177
  Micron Technology, Inc.                   (a)                 87,906       1,061,904
  National Semiconductor Corp.                                  33,642         812,118
  Novellus Systems, Inc.                    (a)(b)              14,352         459,551
  NVIDIA Corp.                              (a)                 40,963       1,178,915
  PMC-Sierra, Inc.                          (a)(b)              24,557         172,145
  Teradyne, Inc.                            (a)(b)              22,879         378,419
  Texas Instruments, Inc.                                      168,844       5,082,204
  Xilinx, Inc.                                                  39,633       1,019,757
                                                                        --------------
                                                                            34,764,499
                                                                        --------------
  SOFTWARE (3.2%)
  Adobe Systems, Inc.                       (a)                 68,877       2,872,171
  Autodesk, Inc.                            (a)                 26,873       1,010,425
  BMC Software, Inc.                        (a)                 23,834         733,849
  CA, Inc.                                                      47,779       1,237,954
  Citrix Systems, Inc.                      (a)                 21,340         683,520
  Compuware Corp.                           (a)                 37,910         359,766
  Electronic Arts, Inc.                     (a)                 36,030       1,814,471
  Intuit, Inc.                              (a)                 40,610       1,111,090
& Microsoft Corp.                                            1,008,069      28,094,883
  Novell, Inc.                              (a)                 39,437         284,735
  Oracle Corp.                              (a)                466,217       8,452,514
  Symantec Corp.                            (a)(b)             109,329       1,891,392
                                                                        --------------
                                                                            48,546,770
                                                                        --------------

  SPECIALTY RETAIL (1.9%)
  Abercrombie & Fitch Co. Class A                                5,100         385,968
  AutoNation, Inc.                          (a)                 17,778         377,605
  AutoZone, Inc.                            (a)                  5,867         751,797
  Bed Bath & Beyond, Inc.                   (a)                 32,839       1,319,143
  Best Buy Co., Inc.                                            47,233       2,301,192
  Circuit City Stores, Inc.                                     16,377         303,466
  Gap, Inc. (The)                                               61,381       1,056,367
  Home Depot, Inc.                                             238,781       8,772,814
  Limited Brands, Inc.                                          39,528       1,030,100
  Lowe's Cos., Inc.                                            177,603       5,592,718
  Office Depot, Inc.                        (a)                 32,928       1,157,090
  OfficeMax, Inc.                                                8,658         456,623
  RadioShack Corp.                          (b)                 15,595         421,533
  Sherwin-Williams Co. (The)                                    13,207         872,190
  Staples, Inc.                                                 84,422       2,181,464
  Tiffany & Co.                             (b)                 16,050         729,954
  TJX Cos., Inc.                                                53,076       1,430,929
                                                                        --------------
                                                                            29,140,953
                                                                        --------------
  TEXTILES, APPAREL & LUXURY GOODS (0.5%)
  Coach, Inc.                               (a)                 43,338       2,169,067
  Jones Apparel Group, Inc.                                     13,066         401,518
  Liz Claiborne, Inc.                                           12,012         514,714
  NIKE, Inc. Class B                                            21,936       2,330,919
  Polo Ralph Lauren Corp.                                        7,000         617,050
  VF Corp.                                  (b)                 10,584         874,450
                                                                        --------------
                                                                             6,907,718
                                                                        --------------
  THRIFTS & MORTGAGE FINANCE (1.3%)
  Countrywide Financial Corp.                                   68,969       2,320,117
  Fannie Mae                                                   113,591       6,199,797
  Freddie Mac                                                   80,773       4,805,186
  Hudson City Bancorp, Inc.                                     58,500         800,280
  MGIC Investment Corp.                                          9,796         577,180
  Sovereign Bancorp, Inc.                   (b)                 41,732       1,061,662
  Washington Mutual, Inc.                                      104,042       4,201,216
                                                                        --------------
                                                                            19,965,438
                                                                        --------------
  TOBACCO (1.6%)
& Altria Group, Inc.                                           245,512      21,558,409
  Reynolds American, Inc.                   (b)                 19,902       1,242,084
  UST, Inc.                                                     18,709       1,084,748
                                                                        --------------
                                                                            23,885,241
                                                                        --------------
  TRADING COMPANIES & DISTRIBUTORS (0.0%)   ++
  W.W. Grainger, Inc.                                            8,397         648,584
                                                                        --------------
  WIRELESS TELECOMMUNICATION SERVICES
     (0.6%)
  ALLTEL Corp.                                                  42,166       2,614,292
  Sprint Nextel Corp.                                          339,582       6,438,475
                                                                        --------------
                                                                             9,052,767
                                                                        --------------
  Total Common Stocks
     (Cost $972,656,402)                                                 1,482,759,912(h)
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          ------------  --------------
  SHORT-TERM INVESTMENTS (5.5%)
  COMMERCIAL PAPER (1.0%)
  Clipper Receivables Corp.
     5.286%, due 4/4/07                     (c)           $  2,168,751       2,168,751
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                    (c)              2,602,502       2,602,502
  Fairway Finance Corp.
     5.274%, due 4/5/07                     (c)              1,301,251       1,301,251
  Grampian Funding LLC
     5.291%, due 4/23/07                    (c)              1,301,251       1,301,251
  Liberty Street Funding Co.
     5.285%, due 4/4/07                     (c)              1,301,251       1,301,251
  Old Line Funding LLC
     5.282%, due 4/10/07                    (c)              1,301,251       1,301,251
  Paradigm Funding LLC
     5.294%, due 4/16/07                    (c)              1,301,251       1,301,251
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                    (c)              1,301,251       1,301,251
  Ranger Funding LLC
     5.287%, due 4/10/07                    (c)              2,168,751       2,168,751
                                                                        --------------
  Total Commercial Paper
     (Cost $14,747,510)                                                     14,747,510
                                                                        --------------

                                                             SHARES          VALUE
                                                          ------------  --------------
  INVESTMENT COMPANY (0.4%)
  BGI Institutional Money Market Fund       (c)              6,230,546       6,230,546
                                                                        --------------
  Total Investment Company
     (Cost $6,230,546)                                                       6,230,546
                                                                        --------------

                                                           PRINCIPAL
                                                             AMOUNT          VALUE
                                                          ------------  --------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $1,909,383 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $1,941,246 and a
     Market Value of $1,973,411)            (c)           $  1,908,501       1,908,501
                                                                        --------------
  Total Repurchase Agreement
     (Cost $1,908,501)                                                       1,908,501
                                                                        --------------
  TIME DEPOSITS (3.3%)
  Abbey National PLC
     5.30%, due 5/7/07                      (c)              3,470,002       3,470,002
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                    (c)              2,168,751       2,168,751
  Bank of America Corp.
     5.27%, due 5/18/07                     (c)(d)           3,470,002       3,470,002
  Bank of Nova Scotia
     5.28%, due 4/16/07                     (c)              3,036,252       3,036,252
  BNP Paribas
     5.27%, due 4/9/07                      (c)              3,036,252       3,036,252
  Citigroup, Inc.
     5.375%, due 4/2/07                     (c)              2,602,502       2,602,502

  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                    (c)              3,470,002       3,470,002
  Fortis Bank
     5.27%, due 4/11/07                     (c)              3,470,002       3,470,002
  KBC Bank N.V.
     5.28%, due 6/5/07                      (c)              2,602,502       2,602,502
  Rabobank Nederland
     5.275%, due 4/9/07                     (c)              2,602,502       2,602,502
  Royal Bank of Scotland
     5.285%, due 5/8/07                     (c)              2,168,751       2,168,751
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                     (c)              3,036,253       3,036,253
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                      (c)              3,470,002       3,470,002
  Standard Chartered Bank
     5.28%, due 4/13/07                     (c)              3,470,002       3,470,002
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                      (c)              3,470,002       3,470,002
  UBS AG
     5.27%, due 5/4/07                      (c)              3,470,002       3,470,002
                                                                        --------------
  Total Time Deposits
     (Cost $49,013,781)                                                     49,013,781
                                                                        --------------
  U.S. GOVERNMENT (0.7%)
  United States Treasury Bills
     2.514%, due 4/5/07                     (e)              3,100,000       3,098,722
     3.893%, due 4/12/07                                     3,100,000       3,095,719
     4.877%, due 7/5/07                                      3,700,000       3,652,788
                                                                        --------------
  Total U.S. Government
     (Cost $9,844,376)                                                       9,847,229
                                                                        --------------
  Total Short-Term Investments
     (Cost $81,744,714)                                                     81,747,567
                                                                        --------------
  Total Investments
     (Cost $1,054,401,116)                  (f)                  104.8%  1,564,507,479(g)
  Liabilities in Excess of
     Cash and Other Assets                                        (4.8)    (71,046,077)
                                                          ------------  --------------
  Net Assets                                                     100.0% $1,493,461,402
                                                          ============  ==============

                                                                          UNREALIZED
                                                            CONTRACTS    APPRECIATION
                                                              LONG           (i)
                                                          ------------  --------------
  FUTURES CONTRACTS (0.0%)                  ++
  Standard & Poor's 500 Index
     Mini June 2007                                                133  $       83,920
                                                                        --------------
  Total Futures Contracts
     (Settlement Value $9,517,480)          (h)                         $       83,920
                                                                        ==============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Portfolio's assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(e)  Segregated as collateral for futures contracts.

(f)  The cost for federal income tax purposes is $1,077,023,538.

(g) At March 31, 2007 net unrealized appreciation was $487,483,941, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $572,694,373 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $85,210,432.

(h) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2007.

MAINSTAY VP SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES        VALUE
                                                          ------------  ------------
  COMMON STOCKS (97.7%)                     +
  AEROSPACE & DEFENSE (3.7%)
  AAR Corp.                                 (a)(b)              76,600  $  2,111,096
  Ceradyne, Inc.                            (a)(b)              39,550     2,164,967
  Triumph Group, Inc.                       (b)                 42,600     2,357,484
                                                                        ------------
                                                                           6,633,547
                                                                        ------------
  AIR FREIGHT & LOGISTICS (1.2%)
  HUB Group, Inc. Class A                   (a)                 77,100     2,235,129
                                                                        ------------
  AIRLINES (1.6%)
& Republic Airways Holdings, Inc.           (a)                126,300     2,899,848
                                                                        ------------
  CAPITAL MARKETS (2.6%)
  Cohen & Steers, Inc.                      (b)                 55,700     2,399,556
  optionsXpress Holdings, Inc.                                  98,500     2,318,690
                                                                        ------------
                                                                           4,718,246
                                                                        ------------
  COMMERCIAL BANKS (1.1%)
  Frontier Financial Corp.                  (b)                 76,600     1,911,170
                                                                        ------------
  COMMERCIAL SERVICES & SUPPLIES (4.3%)
  Administaff, Inc.                                             11,400       401,280
  Interface, Inc. Class A                                      151,350     2,420,086
  Knoll, Inc.                               (b)                101,700     2,423,511
  Layne Christensen Co.                     (a)                 65,800     2,396,436
                                                                        ------------
                                                                           7,641,313
                                                                        ------------
  COMMUNICATIONS EQUIPMENT (1.4%)
  NETGEAR, Inc.                             (a)                 85,200     2,430,756
                                                                        ------------
  COMPUTERS & PERIPHERALS (0.7%)
  STEC, Inc.                                (a)(b)             176,400     1,241,856
                                                                        ------------
  CONSUMER FINANCE (2.9%)
  Cash America International, Inc.                              31,800     1,303,800
  EZCORP, Inc.                              (a)                137,700     2,028,321
  World Acceptance Corp.                    (a)                 47,600     1,901,620
                                                                        ------------
                                                                           5,233,741
                                                                        ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
     (0.0%)                                 ++
  Bigband Networks, Inc.                    (a)(b)               1,300        23,413
                                                                        ------------
  ELECTRICAL EQUIPMENT (1.5%)
  II-VI, Inc.                               (a)                 80,100     2,711,385
                                                                        ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (5.4%)
  Benchmark Electronics, Inc.               (a)                 91,800     1,896,589

  Novatel, Inc.                             (a)                 53,900     1,997,534
  OYO Geospace Corp.                        (a)                 30,800     2,184,336
  Rogers Corp.                              (a)                 37,800     1,676,430
  Technitrol, Inc.                                              74,900     1,961,631
                                                                        ------------
                                                                           9,716,520
                                                                        ------------
  ENERGY EQUIPMENT & SERVICES (11.6%)
  Atwood Oceanics, Inc.                     (a)(b)              36,600     2,148,054
  Dawson Geophysical Co.                    (a)                 49,100     2,431,923
  Dril-Quip, Inc.                           (a)                 45,700     1,977,896
  Gulf Island Fabrication, Inc.                                 48,500     1,296,890
  Gulfmark Offshore, Inc.                   (a)                 47,800     2,086,470
  Hornbeck Offshore Services, Inc.          (a)                 50,100     1,435,365
  Hydril Co.                                (a)                 23,800     2,290,512
  Lufkin Industries, Inc.                   (b)                 30,800     1,730,344
  NATCO Group, Inc. Class A                 (a)                 56,200     1,917,544
  TETRA Technologies, Inc.                  (a)                 69,900     1,727,229
  W-H Energy Services, Inc.                 (a)                 36,800     1,720,032
                                                                        ------------
                                                                          20,762,259
                                                                        ------------
  FOOD & STAPLES RETAILING (1.2%)
  Central European Distribution Corp.       (a)                 75,300     2,191,983
                                                                        ------------
  FOOD PRODUCTS (1.5%)
  Sanderson Farms, Inc.                     (b)                 73,800     2,735,028
                                                                        ------------
  HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
& Cutera, Inc.                              (a)                 80,700     2,920,533
  Immucor, Inc.                             (a)                 76,600     2,254,338
  Palomar Medical Technologies, Inc.        (a)(b)              44,100     1,761,795
                                                                        ------------
                                                                           6,936,666
                                                                        ------------
  HEALTH CARE PROVIDERS & SERVICES (4.3%)
  Amedisys, Inc.                            (a)(b)              68,000     2,205,240
  AMERIGROUP Corp.                          (a)(b)              47,100     1,431,840
  Bio-Reference Laboratories, Inc.          (a)                 55,700     1,414,780
  Healthspring, Inc.                        (a)                109,900     2,588,145
                                                                        ------------
                                                                           7,640,005
                                                                        ------------
  HOTELS, RESTAURANTS & LEISURE (1.4%)
  Buffalo Wild Wings, Inc.                  (a)(b)              40,300     2,567,110
                                                                        ------------
  HOUSEHOLD DURABLES (1.6%)
& Tempur-Pedic International, Inc.          (b)                109,300     2,840,707
                                                                        ------------
  INSURANCE (1.3%)
  Tower Group, Inc.                                             71,900     2,316,618
                                                                        ------------
  INTERNET SOFTWARE & SERVICES (1.5%)
& Travelzoo, Inc.                           (a)(b)              74,700     2,746,719
                                                                        ------------
  IT SERVICES (2.4%)
  Ness Technologies, Inc.                   (a)                156,900     2,005,182
  Sykes Enterprises, Inc.                   (a)                126,700     2,311,008
                                                                        ------------
                                                                           4,316,190
                                                                        ------------
  LIFE SCIENCES TOOLS & SERVICES (1.6%)
& PAREXEL International Corp.               (a)                 77,200     2,776,884
                                                                        ------------

  MACHINERY (1.2%)
  Gardner Denver, Inc.                      (a)                 59,900     2,087,515
                                                                        ------------
  METALS & MINING (3.2%)
& Brush Engineered Materials, Inc.          (a)                 66,300     3,213,560
  RTI International Metals, Inc.            (a)(b)              28,600     2,602,886
                                                                        ------------
                                                                           5,816,446
                                                                        ------------
  MULTILINE RETAIL (2.0%)
& Bon-Ton Stores, Inc. (The)                (b)                 64,500     3,627,480
                                                                        ------------
  OIL, GAS & CONSUMABLE FUELS (1.9%)
  Mariner Energy, Inc.                      (a)                 91,300     1,746,569
  Swift Energy Co.                          (a)(b)              39,900     1,666,623
                                                                        ------------
                                                                           3,413,192
                                                                        ------------
  PERSONAL PRODUCTS (0.8%)
  American Oriental Bioengineering, Inc.    (a)(b)             153,400     1,440,426
                                                                        ------------
  PHARMACEUTICALS (2.5%)
  Par Pharmaceutical Cos., Inc.             (a)                 93,000     2,336,160
  Sciele Pharma, Inc.                       (a)(b)              93,200     2,206,976
                                                                        ------------
                                                                           4,543,136
                                                                        ------------
  ROAD & RAIL (1.2%)
  Celadon Group, Inc.                       (a)                133,600     2,231,120
                                                                        ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     (8.8%)
  Diodes, Inc.                              (a)                 63,050     2,197,293
& Hittite Microwave Corp.                   (a)                 69,200     2,779,764
  Skyworks Solutions, Inc.                  (a)                316,000     1,817,000
  Supertex, Inc.                            (a)(b)              57,000     1,892,970
  Tessera Technologies, Inc.                (a)(b)              55,500     2,205,570
  Trident Microsystems, Inc.                (a)                123,000     2,467,380
  Ultra Clean Holdings                      (a)                137,300     2,375,290
                                                                        ------------
                                                                          15,735,267
                                                                        ------------
  SOFTWARE (3.5%)
  Macrovision Corp.                         (a)(b)              79,100     1,981,455
  Mentor Graphics Corp.                     (a)(b)             124,000     2,026,160
  Quality Systems, Inc.                     (b)                 58,400     2,336,000
                                                                        ------------
                                                                           6,343,615
                                                                        ------------
  SPECIALTY RETAIL (8.6%)
& Aeropostale, Inc.                         (a)                 72,400     2,912,652
  Casual Male Retail Group, Inc.            (a)                171,400     2,027,662
  Charlotte Russe Holding, Inc.             (a)                 72,700     2,098,849
  Children's Place Retail Stores, Inc.
     (The)                                  (a)                 35,200     1,962,752
  Dress Barn, Inc.                          (a)                 95,900     1,995,679
  Gymboree Corp. (The)                      (a)                 58,600     2,348,102
  Tween Brands, Inc.                        (a)                 56,000     2,000,320
                                                                        ------------
                                                                          15,346,016
                                                                        ------------
  TEXTILES, APPAREL & LUXURY GOODS (2.4%)
  Steven Madden, Ltd.                                           63,700     1,860,040
  Warnaco Group, Inc. (The)                 (a)                 88,100     2,502,040
                                                                        ------------
                                                                           4,362,080
                                                                        ------------

  TRADING COMPANIES & DISTRIBUTORS (2.9%)
& Houston Wire & Cable Co.                  (a)(b)             107,000     2,998,140
  Interline Brands, Inc.                    (a)                 99,500     2,181,040
                                                                        ------------
                                                                           5,179,180
                                                                        ------------
  Total Common Stocks
     (Cost $165,759,375)                                                 175,352,566
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (29.7%)
  COMMERCIAL PAPER (8.0%)
  American General Finance Corp.
     5.27%, due 4/4/07                                    $  2,995,000     2,993,685
  Clipper Receivables Corp.
     5.286%, due 4/4/07                     (c)              1,478,413     1,478,413
  Commonwealth Bank of Australia (Delaware)
     Finance, Inc.
     5.269%, due 4/16/07                    (c)              1,774,096     1,774,096
  Fairway Finance Corp.
     5.274%, due 4/5/07                     (c)                887,048       887,048
  Grampian Funding LLC
     5.291%, due 4/23/07                    (c)                887,048       887,048
  Liberty Street Funding Co.
     5.285%, due 4/4/07                     (c)                887,048       887,048
  Old Line Funding LLC
     5.282%, due 4/10/07                    (c)                887,048       887,048
  Paradigm Funding LLC
     5.294%, due 4/16/07                    (c)                887,048       887,048
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                    (c)                887,048       887,048
  Rabobank USA Finance Corp.
     5.37%, due 4/2/07                                       1,220,000     1,219,818
  Ranger Funding LLC
     5.287%, due 4/10/07                    (c)              1,478,413     1,478,413
                                                                        ------------
  Total Commercial Paper
     (Cost $14,266,713)                                                   14,266,713
                                                                        ------------

                                                             SHARES        VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (2.4%)
  BGI Institutional Money Market Fund       (c)              4,247,293     4,247,293
                                                                        ------------
  Total Investment Company
     (Cost $4,247,293)                                                     4,247,293
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.7%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $1,301,605 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $1,323,325 and a
     Market Value of $1,345,252)            (c)           $  1,301,004     1,301,004
                                                                        ------------
  Total Repurchase Agreement
     (Cost $1,301,004)                                                     1,301,004
                                                                        ------------

  TIME DEPOSITS (18.6%)
  Abbey National PLC
     5.30%, due 5/7/07                      (c)              2,365,461     2,365,461
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                    (c)              1,478,413     1,478,413
  Bank of America Corp.
     5.27%, due 5/18/07                     (c)(d)           2,365,462     2,365,462
  Bank of Nova Scotia
     5.28%, due 4/16/07                     (c)              2,069,779     2,069,779
  BNP Paribas
     5.27%, due 4/9/07                      (c)              2,069,779     2,069,779
  Citigroup, Inc.
     5.375%, due 4/2/07                     (c)              1,774,096     1,774,096
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                    (c)              2,365,461     2,365,461
  Fortis Bank
     5.27%, due 4/11/07                     (c)              2,365,461     2,365,461
  KBC Bank N.V.
     5.28%, due 6/5/07                      (c)              1,774,096     1,774,096
  Rabobank Nederland
     5.275%, due 4/9/07                     (c)              1,774,096     1,774,096
  Royal Bank of Scotland
     5.285%, due 5/8/07                     (c)              1,478,413     1,478,413
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                     (c)              2,069,779     2,069,779
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                      (c)              2,365,461     2,365,461
  Standard Chartered Bank
     5.28%, due 4/13/07                     (c)              2,365,461     2,365,461
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                      (c)              2,365,461     2,365,461
  UBS AG
     5.27%, due 5/4/07                      (c)              2,365,461     2,365,461
                                                                        ------------
  Total Time Deposits
     (Cost $33,412,140)                                                   33,412,140
                                                                        ------------
  Total Short-Term Investments
     (Cost $53,227,150)                                                   53,227,150
                                                                        ------------
  Total Investments
     (Cost $218,986,525)                    (e)                  127.4%  228,579,716(f)
  Liabilities in Excess of
     Cash and Other Assets                                       (27.4)  (49,176,477)
                                                          ------------  ------------
  Net Assets                                                     100.0% $179,403,239
                                                          ============  ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(e)  The cost for federal income tax purposes is $219,074,796.

(f) At March 31, 2007 net unrealized appreciation was $9,504,920, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $18,720,574 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,215,654.

MAINSTAY VP TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS                            +++ March 31, 2007 unaudited

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  LONG-TERM BONDS (34.8%)                   +
  ASSET-BACKED SECURITIES (1.7%)
  AUTOMOBILE (0.0%)                         ++
  Superior Wholesale Inventory Financing
     Trust
     Series 2007-AE1, Class A
     5.42%, due 1/15/12                     (a)           $    215,000  $    215,000
                                                                        ------------
  COMMERCIAL BANKS (0.1%)
  Structured Asset Investment Loan Trust
     Series 2006-3, Class A4
     5.41%, due 6/25/36                     (a)                345,000       344,213
                                                                        ------------
  CONSUMER FINANCE (0.4%)
  Harley-Davidson Motorcycle Trust
     Series 2004-1, Class A2
     2.53%, due 11/15/11                                     1,191,107     1,158,469
     Series 2007-1, Class A3
     5.22%, due 3/15/12                                        770,000       773,371
                                                                        ------------
                                                                           1,931,840
                                                                        ------------
  CONSUMER LOANS (0.2%)
  Atlantic City Electric Transition
     Funding LLC
     Series 2002-1, Class A4
     5.55%, due 10/20/23                                       850,000       867,212
                                                                        ------------
  CREDIT CARDS (0.4%)
  Chase Issuance Trust
     Series 2006-C4, Class C4
     5.61%, due 1/15/14                     (a)                780,000       780,312
  Citibank Credit Card Issuance Trust
     Series 2006-C4, Class C4
     5.539%, due 1/9/12                     (a)                855,000       854,770
                                                                        ------------
                                                                           1,635,082
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (0.3%)
  Bank of America Credit Card Trust
     Series 2006-C4, Class C4
     5.55%, due 11/15/11                    (a)                445,000       445,090
  Dunkin Securitization
     Series 2006-1, Class A2
     5.779%, due 6/20/31                    (b)                385,000       391,667
  Murcie Lago International, Ltd.
     Series 2006-1X, Class A
     5.55%, due 3/27/11                     (a)                295,000       295,304
  USXL Funding LLC
     Series 2006-1A, Class A
     5.379%, due 4/15/14                    (b)                339,759       340,378
                                                                        ------------
                                                                           1,472,439
                                                                        ------------

  ELECTRIC (0.1%)
  AES Eastern Energy, L.P.
     Series 1999-A
     9.00%, due 1/2/17                                          79,509        88,454
  Public Service New Hampshire Funding LLC
     Pass-Through Certificates
     Series 2002-1, Class A
     4.58%, due 2/1/10                                         405,829       404,552
                                                                        ------------
                                                                             493,006
                                                                        ------------
  HOME EQUITY (0.2%)
  Citicorp Residential Mortgage
     Securities, Inc.
     Series 2006-3, Class A3
     5.61%, due 11/25/36                                       295,000       295,512
     Series 2006-1, Class A3
     5.706%, due 7/25/36                                       450,000       451,688
                                                                        ------------
                                                                             747,200
                                                                        ------------
  Total Asset-Backed Securities
     (Cost $7,703,744)                                                     7,705,992
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  CONVERTIBLE BONDS (1.1%)
  BIOTECHNOLOGY (0.1%)
  Amgen, Inc.
     0.125%, due 2/1/11                     (b)                535,000       491,531
                                                                        ------------
  DISTRIBUTION & WHOLESALE (0.1%)
  Costco Wholesale Corp.
     (zero coupon), due 8/19/17             (c)                485,000       595,337
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (0.1%)
  Merrill Lynch & Co., Inc.
     (zero coupon), due 3/13/32                                515,000       627,218
                                                                        ------------
  INSURANCE (0.0%)                          ++
  Conseco, Inc.
     3.50%, due 9/30/35
     (zero coupon), beginning 9/30/10                           45,000        43,144
                                                                        ------------
  LODGING (0.2%)
  Hilton Hotels Corp.
     3.375%, due 4/15/23                                       455,000       742,219
                                                                        ------------
  OIL & GAS (0.1%)
  Transocean, Inc.
     1.50%, due 5/15/21                                        455,000       534,625
                                                                        ------------
  OIL & GAS SERVICES (0.2%)
  Schlumberger, Ltd.
     Series A
     1.50%, due 6/1/23                                         355,000       682,931
                                                                        ------------
  PHARMACEUTICALS (0.3%)
  ALZA Corp.
     (zero coupon), due 7/28/20             (c)                655,000       545,287
  Teva Pharmaceutical Finance LLC
     Series C
     0.25%, due 2/1/26                                         405,000       398,419

  Wyeth
     4.877%, due 1/15/24                    (a)                535,000       573,092
                                                                        ------------
                                                                           1,516,798
                                                                        ------------
  Total Convertible Bonds
     (Cost $4,876,722)                                                     5,233,803
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  CORPORATE BONDS (6.6%)
  ADVERTISING (0.0%)                        ++
  Lamar Media Corp.
     6.625%, due 8/15/15                                        50,000        48,750
                                                                        ------------
  AEROSPACE & DEFENSE (0.0%)                ++
  Sequa Corp.
     8.875%, due 4/1/08                                         45,000        46,125
     9.00%, due 8/1/09                                          15,000        15,825
                                                                        ------------
                                                                              61,950
                                                                        ------------
  AGRICULTURE (0.1%)
  Cargill, Inc.
     4.375%, due 6/1/13                     (b)                300,000       285,404
  Reynolds American, Inc.
     7.625%, due 6/1/16                                         30,000        31,915
     7.75%, due 6/1/18                                          30,000        32,370
                                                                        ------------
                                                                             349,689
                                                                        ------------
  AIRLINES (0.3%)
  Delta Air Lines, Inc.
     8.30%, due 12/15/29                    (d)                105,000        59,062
  Northwest Airlines, Inc.
     10.00%, due 2/1/09                     (d)                 60,000        50,700
  Southwest Airlines Co.
     5.125%, due 3/1/17                                        440,000       409,972
     5.75%, due 12/15/16                                       675,000       663,630
                                                                        ------------
                                                                           1,183,364
                                                                        ------------
  APPAREL (0.0%)                            ++
  Quiksilver, Inc.
     6.875%, due 4/15/15                                        50,000        47,125
                                                                        ------------
  AUTO MANUFACTURERS (0.1%)
  DaimlerChrysler N.A. Holding Corp.
     5.75%, due 5/18/09                                        475,000       480,732
                                                                        ------------
  AUTO PARTS & EQUIPMENT (0.1%)
  Collins & Aikman Products Co.
     12.875%, due 8/15/12                   (b)(d)(e)           45,000            56
  FleetPride Corp.
     11.50%, due 10/1/14                    (b)                 95,000        95,000
  Goodyear Tire & Rubber Co. (The)
     8.625%, due 12/1/11                    (b)                 70,000        75,250
     11.25%, due 3/1/11                                         55,000        60,431
  Lear Corp.
     Series B
     8.50%, due 12/1/13                                         45,000        43,481
     8.75%, due 12/1/16                                         35,000        33,425

  Tenneco Automotive, Inc.
     8.625%, due 11/15/14                   (c)                 50,000        52,125
  TRW Automotive, Inc.
     7.00%, due 3/15/14                     (b)(c)              25,000        24,500
                                                                        ------------
                                                                             384,268
                                                                        ------------
  BANKS (0.2%)
  HSBC Bank USA N.A.
     4.625%, due 4/1/14                                        685,000       654,847
  USB Capital IX
     6.189%, due 10/15/49                   (a)                135,000       138,422
                                                                        ------------
                                                                             793,269
                                                                        ------------
  BEVERAGES (0.0%)                          ++
  Constellation Brands, Inc.
     7.25%, due 9/1/16                                          55,000        55,687
                                                                        ------------
  BUILDING MATERIALS (0.2%)
  Masco Corp.
     5.85%, due 3/15/17                                        740,000       727,942
  USG Corp.
     6.30%, due 11/15/16                    (b)                195,000       196,380
                                                                        ------------
                                                                             924,322
                                                                        ------------
  CHEMICALS (0.1%)
  Equistar Chemicals, L.P.
     7.55%, due 2/15/26                                         55,000        54,312
  MacDermid, Inc.
     9.50%, due 4/15/17                     (b)                 45,000        46,125
  Millennium America, Inc.
     7.625%, due 11/15/26                                       75,000        74,062
  Mosaic Global Holdings, Inc.
     7.375%, due 12/1/14                    (b)                 50,000        52,125
     7.625%, due 12/1/16                    (b)                 65,000        68,575
  Reichhold Industries, Inc.
     9.00%, due 8/15/14                     (b)                 10,000        10,250
  Tronox Worldwide LLC/Tronox Finance
     Corp.
     9.50%, due 12/1/12                                         65,000        68,900
                                                                        ------------
                                                                             374,349
                                                                        ------------
  COAL (0.0%)                               ++
  Peabody Energy Corp.
     7.375%, due 11/1/16                                        35,000        36,837
     7.875%, due 11/1/26                                        25,000        26,875
                                                                        ------------
                                                                              63,712
                                                                        ------------
  COMMERCIAL SERVICES (0.0%)                ++
  Service Corp. International
     7.375%, due 10/1/14                                        35,000        36,400
     7.625%, due 10/1/18                                        35,000        37,012
  Vertrue, Inc.
     9.25%, due 4/1/14                                          65,000        71,175
                                                                        ------------
                                                                             144,587
                                                                        ------------
  COMPUTERS (0.0%)                          ++
  SunGard Data Systems, Inc.
     3.75%, due 1/15/09                                         35,000        33,600
     9.125%, due 8/15/13                                        25,000        26,812
                                                                        ------------
                                                                              60,412
                                                                        ------------

  DIVERSIFIED FINANCIAL SERVICES (0.8%)
  American Real Estate Partners,
     L.P./American Real Estate Finance
     Corp.
     7.125%, due 2/15/13                    (b)                 70,000        69,125
     8.125%, due 6/1/12                                        180,000       183,150
  Bear Stearns Cos., Inc. (The)
     2.875%, due 7/2/08                                        580,000       563,847
  Citigroup, Inc.
     5.00%, due 9/15/14                                        700,000       683,382
  Ford Motor Credit Co.
     7.375%, due 10/28/09                                       45,000        44,917
  General Motors Acceptance Corp.
     5.125%, due 5/9/08                                        400,000       395,330
     6.75%, due 12/1/14                                         60,000        58,986
     8.00%, due 11/1/31                                         45,000        48,246
  Hawker Beechcraft Acquisition Co.
     LLC/Hawker Beechcraft Co.
     8.50%, due 4/1/15                      (b)                 35,000        36,356
     9.75%, due 4/1/17                      (b)                 15,000        15,675
  HSBC Finance Corp.
     4.75%, due 4/15/10                                        520,000       514,519
  LaBranche & Co., Inc.
     11.00%, due 5/15/12                                        35,000        38,150
  NSG Holdings LLC/NSG Holdings, Inc.
     7.75%, due 12/15/25                    (b)                 60,000        62,700
  OMX Timber Finance Investments LLC
     Series 1
     5.42%, due 1/29/20                     (b)                255,000       247,666
  Rainbow National Services LLC
     8.75%, due 9/1/12                      (b)                 50,000        53,187
  Regency Energy Partners,
     L.P./Regency Energy Finance Corp.
     8.375%, due 12/15/13                   (b)                 85,000        86,700
  Residential Capital Corp.
     6.50%, due 4/17/13                                        400,000       396,202
                                                                        ------------
                                                                           3,498,138
                                                                        ------------
  ELECTRIC (0.5%)
  AES Corp. (The)
     9.00%, due 5/15/15                     (b)                 85,000        90,844
  Calpine Corp.
     8.50%, due 7/15/10                     (b)(d)              76,000        80,560
  Consumers Energy Co.
     Series F
     4.00%, due 5/15/10                                        450,000       434,213
  Kiowa Power Partners LLC
     Series B
     5.737%, due 3/30/21                    (b)                540,000       527,855
  Monterrey Power S.A. de C.V.
     9.625%, due 11/15/09                   (b)                320,323       351,074
  NiSource Finance Corp.
     5.45%, due 9/15/20                                        400,000       376,011
  NRG Energy, Inc.
     7.25%, due 2/1/14                                          10,000        10,250
     7.375%, due 2/1/16                                         20,000        20,550
  PSE&G Energy Holdings LLC
     8.625%, due 2/15/08                                        14,000        14,297
  Reliant Energy Mid-Atlantic Power
     Holdings LLC
     Series C
     9.681%, due 7/2/26                                         60,000        69,600
  Tenaska Virginia Partners, L.P.
     6.119%, due 3/30/24                    (b)                264,976       268,672
                                                                        ------------
                                                                           2,243,926
                                                                        ------------

  ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
  Belden CDT, Inc.
     7.00%, due 3/15/17                     (b)                 60,000        61,201
  Emerson Electric Co.
     6.00%, due 8/15/32                                        520,000       539,322
                                                                        ------------
                                                                             600,523
                                                                        ------------
  ELECTRONICS (0.0%)                        ++
  Fisher Scientific International, Inc.
     6.75%, due 8/15/14                                         45,000        46,220
                                                                        ------------
  ENTERTAINMENT (0.1%)
  Gaylord Entertainment Co.
     6.75%, due 11/15/14                                        60,000        58,425
     8.00%, due 11/15/13                                        80,000        81,900
  Jacobs Entertainment, Inc.
     9.75%, due 6/15/14                                         45,000        46,012
  Mohegan Tribal Gaming Authority
     6.375%, due 7/15/09                                        70,000        69,650
     8.00%, due 4/1/12                                          20,000        20,750
  Penn National Gaming, Inc.
     6.75%, due 3/1/15                                         120,000       116,400
  Speedway Motorsports, Inc.
     6.75%, due 6/1/13                                         115,000       114,138
  Vail Resorts, Inc.
     6.75%, due 2/15/14                                        115,000       115,288
                                                                        ------------
                                                                             622,563
                                                                        ------------
  ENVIRONMENTAL CONTROL (0.0%)              ++
  Geo Sub Corp.
     11.00%, due 5/15/12                                        55,000        55,000
                                                                        ------------
  FOOD (0.0%)                               ++
  Pilgrims Pride Corp.
     7.625%, due 5/1/15                                         30,000        29,925
     8.375%, due 5/1/17                                         20,000        19,750
  Pinnacle Foods Holding Corp.
     8.25%, due 12/1/13                                         20,000        21,751
                                                                        ------------
                                                                              71,426
                                                                        ------------
  FOREST PRODUCTS & PAPER (0.1%)
  Bowater, Inc.
     9.375%, due 12/15/21                                      110,000       110,550
  Georgia-Pacific Corp.
     7.00%, due 1/15/15                     (b)                100,000       100,500
     7.125%, due 1/15/17                    (b)                200,000       200,500
     8.00%, due 1/15/24                                         15,000        15,075
     8.875%, due 5/15/31                                        20,000        21,200
                                                                        ------------
                                                                             447,825
                                                                        ------------
  HAND & MACHINE TOOLS (0.0%)               ++
  Baldor Electric Co.
     8.625%, due 2/15/17                                        60,000        63,450
                                                                        ------------
  HEALTH CARE-PRODUCTS (0.1%)
  Advanced Medical Optics, Inc.
     7.50%, due 5/1/17                      (b)                 45,000        45,338

  CDRV Investors, Inc.
     9.86%, due 12/1/11                     (b)(f)              45,000        44,775
  Cooper Cos., Inc. (The)
     7.125%, due 2/15/15                    (b)                 45,000        45,675
  Invacare Corp.
     9.75%, due 2/15/15                     (b)                 45,000        45,225
                                                                        ------------
                                                                             181,013
                                                                        ------------
  HEALTH CARE-SERVICES (0.3%)
  Alliance Imaging, Inc.
     7.25%, due 12/15/12                                        25,000        24,500
  Centene Corp.
     7.25%, due 4/1/14                      (b)                 70,000        70,350
  HCA, Inc.
     8.75%, due 9/1/10                                          85,000        89,144
  Highmark, Inc.
     6.80%, due 8/15/13                     (b)                835,000       881,131
  Sun Healthcare Group, Inc.
     9.125%, due 4/15/15                    (b)                 45,000        46,125
  Triad Hospitals, Inc.
     7.00%, due 5/15/12                                         70,000        72,625
     7.00%, due 11/15/13                                        55,000        57,406
                                                                        ------------
                                                                           1,241,281
                                                                        ------------
  HOLDING COMPANIES - DIVERSIFIED (0.0%)    ++
  Kansas City Southern Railway
     9.50%, due 10/1/08                                         45,000        47,138
  Susser Holdings LLC
     10.625%, due 12/15/13                                      40,000        43,650
                                                                        ------------
                                                                              90,788
                                                                        ------------
  HOUSEHOLD PRODUCTS & WARES (0.0%)         ++
  Jarden Corp.
     7.50%, due 5/1/17                                          45,000        45,450
                                                                        ------------
  INSURANCE (0.1%)
  Crum & Forster Holdings Corp.
     10.375%, due 6/15/13                                       50,000        54,000
  Fund American Cos., Inc.
     5.875%, due 5/15/13                                       375,000       375,108
                                                                        ------------
                                                                             429,108
                                                                        ------------
  LODGING (0.1%)
  Boyd Gaming Corp.
     7.125%, due 2/1/16                                         35,000        34,300
     7.75%, due 12/15/12                                       110,000       113,575
  MGM Mirage, Inc.
     7.00%, due 11/15/36                                       105,000       107,100
     8.50%, due 9/15/10                                         75,000        80,156
  MTR Gaming Group, Inc.
     Series B
     9.75%, due 4/1/10                                          45,000        46,913
  Park Place Entertainment Corp.
     7.00%, due 4/15/13                                         55,000        58,438
  Seminole Hard Rock Entertainment,
     Inc./Seminole Hard Rock International
     LLC
     7.848%, due 3/15/14                    (a)(b)              45,000        45,900
  Wynn Las Vegas LLC
     6.625%, due 12/1/14                                        45,000        44,550
                                                                        ------------
                                                                             530,932
                                                                        ------------

  MACHINERY - CONSTRUCTION & MINING (0.1%)
  Caterpillar, Inc.
     6.05%, due 8/15/36                                        345,000       352,151
                                                                        ------------
  MEDIA (0.5%)
  Houghton Mifflin Co.
     7.20%, due 3/15/11                                         70,000        71,050
  Idearc, Inc.
     8.00%, due 11/15/16                    (b)                100,000       102,875
  MediaNews Group, Inc.
     6.375%, due 4/1/14                                         65,000        57,038
  Morris Publishing Group LLC
     7.00%, due 8/1/13                                          50,000        47,750
  Paxson Communications Corp.
     8.61%, due 1/15/12                     (a)(b)              10,000        10,225
     11.61%, due 1/15/13                    (a)(b)              45,000        46,913
  Time Warner Entertainment Co., L.P.
     10.15%, due 5/1/12                                      1,180,000     1,412,005
  Viacom, Inc.
     6.25%, due 4/30/16                                        300,000       304,125
  Ziff Davis Media, Inc.
     11.36%, due 5/1/12                     (a)                 45,000        45,113
                                                                        ------------
                                                                           2,097,094
                                                                        ------------
  METAL FABRICATE & HARDWARE (0.0%)         ++
  Neenah Foundary Co.
     9.50%, due 1/1/17                      (b)                 85,000        85,000
                                                                        ------------
  MINING (0.2%)
  Alcoa, Inc.
     5.90%, due 2/1/27                                         440,000       429,411
  Freeport-McMoRan Copper & Gold, Inc.
     8.25%, due 4/1/15                                          35,000        37,669
     8.375%, due 4/1/17                                         75,000        81,094
  Southern Copper Corp.
     7.50%, due 7/27/35                                        270,000       291,027
                                                                        ------------
                                                                             839,201
                                                                        ------------
  MISCELLANEOUS - MANUFACTURING (0.0%)      ++
     RBS Global, Inc./Rexnord Corp.
     9.50%, due 8/1/14                                          75,000        78,000
                                                                        ------------
  OFFICE & BUSINESS EQUIPMENT (0.0%)        ++
  Xerox Corp.
     7.625%, due 6/15/13                                       105,000       110,119
                                                                        ------------
  OIL & GAS (0.8%)
  Chaparral Energy, Inc.
     8.50%, due 12/1/15                                         90,000        88,875
  Chesapeake Energy Corp.
     6.50%, due 8/15/17                                         95,000        93,813
  Enterprise Products Operating, L.P.
     Series B
     6.65%, due 10/15/34                                       400,000       409,709
  Forest Oil Corp.
     8.00%, due 12/15/11                                        60,000        62,550
  Gazprom International S.A.
     7.201%, due 2/1/20                     (b)                476,877       500,721

  Hilcorp Energy I, L.P./Hilcorp Finance
     Co.
     9.00%, due 6/1/16                      (b)                 45,000        47,700
  Newfield Exploration Co.
     6.625%, due 9/1/14                                         35,000        35,000
     6.625%, due 4/15/16                                        10,000        10,000
  Pemex Project Funding Master Trust
     6.625%, due 6/15/35                                       420,000       432,600
  Pogo Producing Co.
     6.625%, due 3/15/15                                        40,000        39,000
     6.875%, due 10/1/17                                       125,000       121,875
  Pride International, Inc.
     7.375%, due 7/15/14                                        35,000        35,875
  Ras Laffan Liquefied Natural Gas Co.,
     Ltd. III
     6.332%, due 9/30/27                    (b)              1,005,000     1,017,954
  Sunoco Logistics Partners Operations,
     L.P.
     6.125%, due 5/15/16                                       660,000       669,837
  Vintage Petroleum, Inc.
     8.25%, due 5/1/12                                          30,000        31,272
  Whiting Petroleum Corp.
     7.00%, due 2/1/14                                          85,000        82,875
                                                                        ------------
                                                                           3,679,656
                                                                        ------------
  OIL & GAS SERVICES (0.0%)                 ++
  Allis-Chalmers Energy, Inc.
     8.50%, due 3/1/17                                          45,000        44,325
     9.00%, due 1/15/14                                         30,000        30,225
  Complete Production Services, Inc.
     8.00%, due 12/15/16                    (b)                 60,000        61,500
                                                                        ------------
                                                                             136,050
                                                                        ------------
  PACKAGING & CONTAINERS (0.0%)             ++
  Berry Plastics Holding Corp.
     8.875%, due 9/15/14                                        40,000        40,900
  Owens-Brockway Glass Container, Inc.
     7.75%, due 5/15/11                                         45,000        46,463
     8.875%, due 2/15/09                                        40,000        40,800
  Owens-Illinois, Inc.
     8.10%, due 5/15/07                                         45,000        45,000
                                                                        ------------
                                                                             173,163
                                                                        ------------
  PHARMACEUTICALS (0.4%)
  Eli Lilly & Co.
     5.55%, due 3/15/37                                        600,000       573,082
  Medco Health Solutions, Inc.
     7.25%, due 8/15/13                                        935,000     1,011,217
                                                                        ------------
                                                                           1,584,299
                                                                        ------------
  PIPELINES (0.1%)
  ANR Pipeline Co.
     9.625%, due 11/1/21                                        40,000        54,191
  Copano Energy LLC
     8.125%, due 3/1/16                                         45,000        46,575
  El Paso Natural Gas Co.
     7.50%, due 11/15/26                                        65,000        72,520
  MarkWest Energy Partners, L.P./MarkWest
     Energy Finance Corp.
     Series B
     6.875%, due 11/1/14                                        60,000        58,200
     Series B

     8.50%, due 7/15/16                                         15,000        15,638
  Pacific Energy Partners, L.P./Pacific
     Energy Finance Corp.
     7.125%, due 6/15/14                                        45,000        46,994
                                                                        ------------
                                                                             294,118
                                                                        ------------
  REAL ESTATE INVESTMENT TRUSTS (0.3%)
  Health Care Property Investors, Inc.
     6.00%, due 1/30/17                                        585,000       586,923
  Host Marriott, L.P.
     6.375%, due 3/15/15                                        85,000        84,363
     Series Q
     6.75%, due 6/1/16                                          35,000        35,263
  Omega Healthcare Investors, Inc.
     7.00%, due 4/1/14                                          70,000        70,700
  ProLogis
     5.625%, due 11/15/16                                      560,000       564,237
                                                                        ------------
                                                                           1,341,486
                                                                        ------------
  RETAIL (0.3%)
  CVS Corp.
     5.789%, due 1/10/26                    (b)                 68,971        67,756
  Home Depot, Inc.
     5.40%, due 3/1/16                                         435,000       424,772
  Rite Aid Corp.
     7.50%, due 1/15/15                                        110,000       109,725
     7.50%, due 3/1/17                                          65,000        64,188
     8.625%, due 3/1/15                                        100,000        94,750
  Star Gas Partners, L.P./Star Gas Finance
     Co.
     Series B
     10.25%, due 2/15/13                                        31,000        32,938
  Toys "R" Us, Inc.
     7.625%, due 8/1/11                                         25,000        23,750
  Wal-Mart Stores, Inc.
     4.50%, due 7/1/15                                          25,000        23,648
     5.25%, due 9/1/35                                         610,000       554,089
                                                                        ------------
                                                                           1,395,616
                                                                        ------------
  SAVINGS & LOANS (0.1%)
  Washington Mutual Bank
     5.95%, due 5/20/13                                        390,000       398,011
                                                                        ------------
  SOFTWARE (0.1%)
  Computer Associates International, Inc.
     4.75%, due 12/1/09                     (b)                330,000       324,100
                                                                        ------------
  TELECOMMUNICATIONS (0.2%)
  Dobson Cellular Systems, Inc.
     Series B
     8.375%, due 11/1/11                                        35,000        37,144
  GCI, Inc.
     7.25%, due 2/15/14                                         50,000        50,000
  Lucent Technologies, Inc.
     6.45%, due 3/15/29                                        265,000       239,163
     6.50%, due 1/15/28                                         65,000        58,663
  PanAmSat Corp.
     9.00%, due 8/15/14                                         32,000        34,640
     9.00%, due 6/15/16                     (b)                 60,000        66,075
  Qwest Communications International, Inc.
     7.25%, due 2/15/11                                         45,000        46,069

  Qwest Corp.
     7.125%, due 11/15/43                                       15,000        14,400
     7.25%, due 9/15/25                                         30,000        30,938
     7.50%, due 10/1/14                                         95,000       100,225
     8.875%, due 3/15/12                                        20,000        22,100
  Sprint Nextel Corp.
     6.00%, due 12/1/16                                        225,000       221,424
                                                                        ------------
                                                                             920,841
                                                                        ------------
  TEXTILES (0.1%)
  INVISTA
     9.25%, due 5/1/12                      (b)                 75,000        79,875
  Mohawk Industries, Inc.
     6.125%, due 1/15/16                                       355,000       356,274
                                                                        ------------
                                                                             436,149
                                                                        ------------
  TRANSPORTATION (0.1%)
  Union Pacific Corp.
     3.875%, due 2/15/09                                       440,000       429,865
                                                                        ------------
  TRUCKING & LEASING (0.0%)                 ++
  Greenbrier Cos., Inc.
     8.375%, due 5/15/15                                        55,000        55,825
                                                                        ------------
  Total Corporate Bonds
     (Cost $29,558,756)                                                   29,870,603
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  FOREIGN BONDS (2.3%)
  BANKS (0.0%)                              ++
  ATF Capital B.V.
     9.25%, due 2/21/14                     (b)                145,000       141,556
                                                                        ------------
  BEVERAGES (0.4%)
  Coca-Cola HBC Finance B.V.
     5.125%, due 9/17/13                                       245,000       241,911
  Companhia Brasileira de Bebidas
     10.50%, due 12/15/11                                    1,355,000     1,626,000
                                                                        ------------
                                                                           1,867,911
                                                                        ------------
  COMMERCIAL SERVICES (0.0%)                ++
  Quebecor World, Inc.
     9.75%, due 1/15/15                     (b)                 90,000        94,500
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (0.3%)
  Cosan Finance, Ltd.
     7.00%, due 2/1/17                      (b)                450,000       443,250
  Tengizchevroil Finance Co. S.A.R.L.
     6.124%, due 11/15/14                   (b)                230,000       228,850
  TNK-BP Finance S.A.
     7.50%, due 7/18/16                     (b)                545,000       574,975
                                                                        ------------
                                                                           1,247,075
                                                                        ------------
  ELECTRIC (0.1%)
  SP PowerAssets, Ltd.
     5.00%, due 10/22/13                    (b)                360,000       357,236
                                                                        ------------

  ELECTRONICS (0.0%)                        ++
  NXP B.V./NXP Funding LLC
     7.875%, due 10/15/14                   (b)                130,000       134,225
     9.50%, due 10/15/15                    (b)                 40,000        41,300
                                                                        ------------
                                                                             175,525
                                                                        ------------
  FOREIGN SOVEREIGN (0.6%)
  Republic of Argentina
     8.28%, due 12/31/33                    (c)                369,352       429,188
  Republic of Panama
     6.70%, due 1/26/36                     (c)                500,000       519,000
     7.125%, due 1/29/26                                       645,000       696,600
  Republic of Venezuela, Reg S
     9.125%, due 6/18/07                                       420,000       423,780
  United Mexican States
     8.125%, due 12/30/19                                      350,000       429,625
                                                                        ------------
                                                                           2,498,193
                                                                        ------------
  FOREST PRODUCTS & PAPER (0.0%)            ++
  Bowater Canada Finance
     7.95%, due 11/15/11                                         5,000         4,863
                                                                        ------------
  HOLDING COMPANIES - DIVERSIFIED (0.1%)
  Hutchison Whampoa International, Ltd.
     6.50%, due 2/13/13                     (b)                485,000       511,722
                                                                        ------------
  HOUSEHOLD PRODUCTS & WARES (0.1%)
  Controladora Mabe S.A. de C.V.
     6.50%, due 12/15/15                    (b)                140,000       142,380
     6.50%, due 12/15/15                                       190,000       193,230
                                                                        ------------
                                                                             335,610
                                                                        ------------
  INSURANCE (0.1%)
  Nippon Life Insurance Co.
     4.875%, due 8/9/10                     (b)                250,000       246,095
                                                                        ------------
  MEDIA (0.1%)
  BSKYB Finance UK PLC
     6.50%, due 10/15/35                    (b)                260,000       257,627
  CanWest Media, Inc.
     8.00%, due 9/15/12                                         25,000        25,875
  Quebecor Media, Inc.
     7.75%, due 3/15/16                                         10,000        10,275
  Videotron Ltee
     6.375%, due 12/15/15                                       50,000        49,125
                                                                        ------------
                                                                             342,902
                                                                        ------------
  MINING (0.2%)
  Corporacion Nacional del Cobre-Codelco,
     Inc.
     5.50%, due 10/15/13                    (b)                475,000       479,161
  Vale Overseas, Ltd.
     6.875%, due 11/21/36                                      200,000       206,537
     8.25%, due 1/17/34                                        185,000       221,737
                                                                        ------------
                                                                             907,435
                                                                        ------------
  PHARMACEUTICALS (0.0%)                    ++
  Angiotech Pharmaceuticals, Inc.
     7.75%, due 4/1/14                                          40,000        36,900
     9.11%, due 12/1/13                     (a)(b)              10,000        10,213
                                                                        ------------
                                                                              47,113
                                                                        ------------

  RETAIL (0.0%)                             ++
  Jean Coutu Group PJC, Inc. (The)
     8.50%, due 8/1/14                                          45,000        48,825
                                                                        ------------
  TELECOMMUNICATIONS (0.3%)
  Millicom International Cellular S.A.
     10.00%, due 12/1/13                                        60,000        65,700
  Nortel Networks, Ltd.
     10.75%, due 7/15/16                    (b)                 45,000        49,950
  Rogers Wireless, Inc.
     9.625%, due 5/1/11                                        160,000       182,400
  Satelites Mexicanos S.A. de C.V.
     14.10%, due 11/30/11                   (a)                 55,000        58,094
  Telecom Italia Capital S.A.
     7.20%, due 7/18/36                                        410,000       426,857
  Telefonos de Mexico S.A. de C.V.
     5.50%, due 1/27/15                                        675,000       663,189
  Vodafone Group PLC
     5.75%, due 3/15/16                                        120,000       120,578
                                                                        ------------
                                                                           1,566,768
                                                                        ------------
  TRANSPORTATION (0.0%)                     ++
  Grupo Transportacion Ferroviaria
     Mexicana S.A. de C.V.
     12.50%, due 6/15/12                                       115,000       123,280
                                                                        ------------
  Total Foreign Bonds
     (Cost $10,091,724)                                                   10,516,609
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  MORTGAGE-BACKED SECURITIES (2.7%)
  COMMERCIAL MORTGAGE LOANS
     (COLLATERALIZED MORTGAGE OBLIGATIONS)
     (2.7%)
  Banc of America Commercial Mortgage,
     Inc.
     Series 2005-5, Class A2
     5.001%, due 10/10/45                                      805,000       801,830
  Bayview Commercial Asset Trust
     Series 2006-4A, Class A1
     5.55%, due 12/25/36                    (a)(b)             302,830       302,132
  Citigroup Commercial Mortgage Trust
     Series 2004-C2, Class A5
     4.733%, due 10/15/41                                      760,000       733,486
  Citigroup/Deutsche Bank Commercial
     Mortgage Trust
     Series 2005-CD1, Class A4
     5.226%, due 7/15/44                    (a)                815,000       814,336
  Commercial Mortgage Pass-Through
     Certificates
     Series 2006-C7, Class A4
     5.962%, due 6/10/46                    (a)                425,000       439,349
  Credit Suisse Mortgage Capital
     Certificates
     Series 2006-C4, Class AJ
     5.538%, due 9/15/39                    (a)              2,020,000     2,028,829
  Four Times Square Trust
     Series 2006-4TS, Class A
     5.401%, due 12/13/28                   (b)                480,000       472,852
  LB-UBS Commercial Mortgage Trust
     Series 2004-C2, Class A2
     3.246%, due 3/15/29                                     1,050,000     1,015,776

     Series 2004-C7, Class A1
     3.625%, due 10/15/29                                      635,902       623,008
     Series 2005-C7, Class A4
     5.197%, due 11/15/30                   (a)                640,000       634,172
     Series 2006-C4, Class A4
     5.899%, due 6/15/38                    (a)                380,000       396,300
  Merrill Lynch Mortgage Trust
     Series 2004-MKB1, Class A1
     3.563%, due 2/12/42                                       495,813       486,580
     Series 2004-BPC1, Class A5
     4.855%, due 10/12/41                   (a)              1,530,000     1,488,376
  Mortgage Equity Conversion Asset Trust
     Series 2007-FF2, Class A
     5.561%, due 2/25/42                    (a)(g)             530,000       530,000
  National RMBS Trust
     Series 2006-3, Class A1
     5.43%, due 10/20/37                    (a)(b)             998,092       998,012
  Timberstar Trust
     Series 2006-1, Class A
     5.668%, due 10/15/36                   (b)                160,000       162,206
  Wachovia Bank Commercial Mortgage Trust
     Series 2004-C14, Class A1
     3.477%, due 8/15/41                                       209,960       205,562
                                                                        ------------
  Total Mortgage-Backed Securities
     (Cost $12,240,793)                                                   12,132,806
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  MUNICIPAL BOND (0.1%)
  TEXAS (0.1%)
  Harris County Texas Industrial
     Development Corp.
     Solid Waste Deer Park
     5.683%, due 3/1/23                     (a)                395,000       397,402
                                                                        ------------
  Total Municipal Bond
     (Cost $395,000)                                                         397,402
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  U.S. GOVERNMENT & FEDERAL AGENCIES
     (19.8%)
  FANNIE MAE (COLLATERALIZED MORTGAGE
     OBLIGATION) (0.1%)
     Series 2006-B1, Class AB
     6.00%, due 6/25/16                                        542,319       546,001
                                                                        ------------
  FANNIE MAE GRANTOR TRUST (COLLATERALIZED
     MORTGAGE OBLIGATION) (0.0%)            ++
     Series 1998-M6, Class A2
     6.32%, due 8/15/08                     (h)                170,709       172,174
                                                                        ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION
     (0.1%)
     5.25%, due 10/19/15                                       630,000       625,805
                                                                        ------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION
     (MORTGAGE PASS-THROUGH SECURITIES)
     (3.0%)
     3.00%, due 8/1/10                                         333,163       318,265
     4.316%, due 3/1/35                     (a)              1,074,414     1,061,463
     5.00%, due 8/1/33                                         590,565       572,247
     5.00%, due 10/1/35                                      1,088,346     1,052,894
     5.50%, due 1/1/21                                       2,068,604     2,073,693
     5.50%, due 2/1/33                                         430,184       426,699
     5.50%, due 7/1/34                                       2,205,816     2,187,836
     5.50%, due 11/1/35                                      1,191,758     1,180,472
     5.50%, due 1/1/36                                       2,856,827     2,829,774
     5.50%, due 9/1/36                                         424,492       420,054
     6.00%, due 3/1/36                                       1,319,358     1,330,819
                                                                        ------------
                                                                          13,454,216
                                                                        ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     (2.6%)
&    4.00%, due 9/2/08                                       4,795,000     4,734,545
     4.625%, due 5/1/13                                        870,000       852,882
     5.125%, due 1/2/14                                        545,000       545,711
     5.25%, due 8/1/12                                       2,330,000     2,356,769
     6.25%, due 2/1/11                                         435,000       456,322
     6.625%, due 9/15/09                                     2,565,000     2,668,841
                                                                        ------------
                                                                          11,615,070
                                                                        ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     (MORTGAGE PASS-THROUGH SECURITIES)
     (8.9%)
     4.50%, due 4/1/18                                         648,500       629,544
     4.50%, due 7/1/18                                       2,159,305     2,096,188
     4.50%, due 11/1/18                                      2,965,068     2,878,398
     4.50%, due 9/1/20                                         830,697       804,269
     5.00%, due 9/1/20                                         367,807       362,853
     5.00%, due 10/1/20                                        369,286       364,312
     5.00%, due 12/1/20                                      1,818,114     1,793,627
     5.00%, due 7/1/35                                         520,300       503,196
     5.00%, due 2/1/36                                       1,396,067     1,350,174
     5.00%, due 5/1/36                                       1,768,875     1,710,727
     5.00%, due 6/1/36                                       3,120,012     3,014,321
     5.50%, due 2/1/17                                       2,370,672     2,382,343
     5.50%, due 4/1/21                                       2,212,744     2,218,903
     5.50%, due 6/1/21                                       3,599,872     3,609,018
     5.50%, due 6/1/33                                       3,400,269     3,372,406
     5.50%, due 11/1/33                                      1,887,262     1,871,797
     5.50%, due 12/1/33                                      1,200,129     1,190,295
     5.50%, due 6/1/34                                       1,365,478     1,353,497
     6.00%, due 1/1/33                                         574,212       581,433
     6.00%, due 3/1/33                                         697,768       706,100
     6.00%, due 9/1/34                                         790,681       798,651
     6.00%, due 9/1/35                                       2,453,781     2,475,556
     6.00%, due 10/1/35                                      1,875,854     1,891,068
     6.00%, due 6/1/36                                       1,535,388     1,546,800
     6.50%, due 6/1/31                                         299,950       308,958
     6.50%, due 8/1/31                                         231,603       238,558
     6.50%, due 10/1/31                                        324,805       334,559
                                                                        ------------
                                                                          40,387,551
                                                                        ------------

  FREDDIE MAC (COLLATERALIZED MORTGAGE
     OBLIGATION) (0.1%)
     Series 2632, Class NH
     3.50%, due 6/15/13                                        634,206       608,161
                                                                        ------------

  FREDDIE MAC REFERENCE REMIC
     (COLLATERALIZED MORTGAGE OBLIGATION)
     (0.3%)
     Series R001, Class AE
     4.375%, due 4/15/15                                     1,111,010     1,089,965
                                                                        ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     (MORTGAGE PASS-THROUGH SECURITIES)
     (0.6%)
     5.00%, due 3/15/36                                        820,315       798,560
     5.00%, due 6/15/36                                        523,415       509,310
     6.00%, due 4/15/29                                        502,208       510,701
     6.00%, due 8/15/32                                      1,035,405     1,051,849
                                                                        ------------
                                                                           2,870,420
                                                                        ------------
  UNITED STATES TREASURY BONDS (0.9%)
     6.25%, due 8/15/23                                         50,000        57,402
     6.25%, due 5/15/30                                      2,365,000     2,801,972
     6.875%, due 8/15/25                                       135,000       166,493
     8.75%, due 8/15/20                                        580,000       799,902
                                                                        ------------
                                                                           3,825,769
                                                                        ------------
  UNITED STATES TREASURY NOTES (3.2%)
     3.875%, due 9/15/10                    (c)                200,000       195,867
&    3.875%, due 2/15/13                                     6,260,000     6,046,521
&    4.625%, due 2/15/17                    (c)              4,535,000     4,525,789
     4.875%, due 7/31/11                                     3,760,000     3,808,470
                                                                        ------------
                                                                          14,576,647
                                                                        ------------
  Total U.S. Government & Federal Agencies
     (Cost $89,694,937)                                                   89,771,779
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  LOAN ASSIGNMENTS (0.3%)                   (i)
  AUTO PARTS & EQUIPMENT (0.1%)
  Goodyear Tire & Rubber Co. (The)
     2nd Lien Term Loan
     8.14%, due 4/30/10                                        175,000       176,240
                                                                        ------------
  CHEMICALS (0.0%)                          ++
  Talecris Biotherapeutics, Inc.
     2nd Lien Term Loan
     13.50%, due 12/6/14                                       100,000       102,125
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (0.0%)     ++
  BHM Technologies LLC
     1st Lien Term Loan
     8.437%, due 7/23/13                                       117,957       113,976
                                                                        ------------
  HEALTH CARE-SERVICES (0.0%)               ++
  HCA, Inc.
     Term Loan B
     8.114%, due 11/17/13                                      165,000       166,341
                                                                        ------------
  MINING (0.0%)                             ++
  Aleris International, Inc.
     New Term Loan B
     8.125%, due 12/19/13                                      100,000       100,125
                                                                        ------------

  REAL ESTATE (0.1%)
  LNR Property Corp.
     Initial Tranche B Term Loan
     8.12%, due 7/12/11                                        140,000       140,775
  Rental Services Corp.
     2nd Lien Term Loan
     8.86%, due 11/27/10                                       100,000       101,450
  Town Sports International, Inc.
     Term Loan
     7.125%, due 2/27/14                                       100,000       100,125
                                                                        ------------
                                                                             342,350
                                                                        ------------
  RETAIL (0.1%)
  Michaels Stores, Inc.
     Term Loan B
     8.375%, due 10/31/13                                      117,206       118,178
  Toys "R" Us (Delaware), Inc.
     Term Loan
     10.349%, due 1/9/13                                       100,000       100,594
                                                                        ------------
                                                                             218,772
                                                                        ------------
  Total Loan Assignments
     (Cost $1,212,246)                                                     1,219,929
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  YANKEE BONDS (0.2%)                       (J)
  FOREST PRODUCTS & PAPER (0.0%)            ++
  Smurfit Capital Funding PLC
     7.50%, due 11/20/25                                       120,000       122,400
                                                                        ------------
  INSURANCE (0.0%)                          ++
  Fairfax Financial Holdings, Ltd.
     7.375%, due 4/15/18                    (c)                 15,000        14,138
     8.30%, due 4/15/26                     (c)                 10,000         9,775
                                                                        ------------
                                                                              23,913
                                                                        ------------
  OIL & GAS (0.2%)
  Burlington Resources Finance Co.
     7.20%, due 8/15/31                                        500,000       579,102
                                                                        ------------
  Total Yankee Bonds
     (Cost $733,339)                                                         725,415
                                                                        ------------
  Total Long-Term Bonds
     (Cost $156,507,261)                                                 157,574,338
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  COMMON STOCKS (62.4%)
  AEROSPACE & DEFENSE (0.5%)
  Northrop Grumman Corp.                                        30,700     2,278,554
                                                                        ------------
  APPAREL (1.1%)
  Coach, Inc.                               (k)                 56,900     2,847,845
  Polo Ralph Lauren Corp.                                       25,700     2,265,455
                                                                        ------------
                                                                           5,113,300
                                                                        ------------

  BANKS (3.9%)
& Bank of America Corp.                                        109,900     5,607,098
  Bank of New York Co., Inc. (The)                              93,900     3,807,645
  PNC Financial Services Group, Inc.                            45,900     3,303,423
  U.S. Bancorp                                                  70,200     2,454,894
  Wachovia Corp.                                                43,900     2,416,695
                                                                        ------------
                                                                          17,589,755
                                                                        ------------
  BIOTECHNOLOGY (1.4%)
  Amgen, Inc.                               (k)                 29,300     1,637,284
  Celgene Corp.                             (k)                 41,200     2,161,352
  Genentech, Inc.                           (k)                 29,300     2,406,116
                                                                        ------------
                                                                           6,204,752
                                                                        ------------
  BUILDING MATERIALS (0.1%)
  American Standard Cos., Inc.                                  11,500       609,730
                                                                        ------------
  CHEMICALS (0.6%)
  E.I. du Pont de Nemours & Co.                                 55,800     2,758,194
                                                                        ------------
  COMMERCIAL SERVICES (0.9%)
  Manpower, Inc.                                                28,400     2,095,068
  Robert Half International, Inc.                               55,100     2,039,251
                                                                        ------------
                                                                           4,134,319
                                                                        ------------
  COMPUTERS (3.3%)
  Affiliated Computer Services, Inc.
     Class A                                (k)                 27,600     1,625,088
  Apple, Inc.                               (k)                 28,800     2,675,808
  Cognizant Technology Solutions Corp.
     Class A                                (k)                 23,600     2,083,172
  Computer Sciences Corp.                   (k)                 32,600     1,699,438
  Hewlett-Packard Co.                                           59,400     2,384,316
  International Business Machines Corp.                         26,800     2,526,168
  Network Appliance, Inc.                   (k)                 54,900     2,004,948
                                                                        ------------
                                                                          14,998,938
                                                                        ------------
  DISTRIBUTION & WHOLESALE (0.2%)
  W.W. Grainger, Inc.                                           12,000       926,880
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (7.5%)
  Capital One Financial Corp.                                   24,600     1,856,316
& Citigroup, Inc.                                              115,000     5,904,100
  Fannie Mae                                                    55,400     3,023,732
  First Marblehead Corp. (The)              (c)                 30,600     1,373,634
  Freddie Mac                                                   26,200     1,558,638
& Goldman Sachs Group, Inc. (The)                               22,200     4,587,186
  IntercontinentalExchange, Inc.            (c)(k)              18,100     2,212,001
  JPMorgan Chase & Co.                                          75,684     3,661,592
& Merrill Lynch & Co., Inc.                                     54,200     4,426,514
& Morgan Stanley                                                54,700     4,308,172
  SLM Corp.                                                     28,700     1,173,830
                                                                        ------------
                                                                          34,085,715
                                                                        ------------
  ELECTRIC (1.8%)
  CenterPoint Energy, Inc.                                     111,400     1,998,516
  Dynegy, Inc. Class A                      (k)                     33           305
  Energy East Corp.                         (c)                 76,200     1,856,232
  FirstEnergy Corp.                                             28,000     1,854,720
  NRG Energy, Inc.                          (k)                 34,600     2,492,584
                                                                        ------------
                                                                           8,202,357
                                                                        ------------

  ELECTRONICS (1.0%)
  Amphenol Corp. Class A                                        31,600     2,040,412
  Thermo Fisher Scientific, Inc.            (k)                 57,100     2,669,425
                                                                        ------------
                                                                           4,709,837
                                                                        ------------
  FOOD (0.8%)
  General Mills, Inc.                                           29,500     1,717,490
  Kroger Co. (The)                                              71,000     2,005,750
                                                                        ------------
                                                                           3,723,240
                                                                        ------------
  HEALTH CARE-PRODUCTS (0.6%)
  Johnson & Johnson                                             41,300     2,488,738
                                                                        ------------
  HEALTH CARE-SERVICES (0.9%)
  Humana, Inc.                              (k)                 35,800     2,077,116
  Quest Diagnostics, Inc.                   (c)                 38,300     1,910,021
                                                                        ------------
                                                                           3,987,137
                                                                        ------------
  HOUSEHOLD PRODUCTS & WARES (0.4%)
  Kimberly-Clark Corp.                                          25,700     1,760,193
                                                                        ------------
  INSURANCE (2.7%)
  Assurant, Inc.                                                37,700     2,021,851
  Genworth Financial, Inc. Class A                              92,300     3,224,962
  Hartford Financial Services Group, Inc.
     (The)                                                      25,800     2,465,964
  PMI Group, Inc. (The)                                         37,000     1,673,140
  Prudential Financial, Inc.                (c)                 31,200     2,816,112
                                                                        ------------
                                                                          12,202,029
                                                                        ------------
  INTERNET (1.0%)
  Akamai Technologies, Inc.                 (c) (k)             46,000     2,296,320
  Google, Inc. Class A                      (k)                  5,300     2,428,248
                                                                        ------------
                                                                           4,724,568
                                                                        ------------
  IRON & STEEL (0.6%)
  Allegheny Technologies, Inc.                                  24,900     2,656,581
                                                                        ------------
  LEISURE TIME (0.5%)
  Harley-Davidson, Inc.                                         34,800     2,044,500
                                                                        ------------
  MEDIA (1.7%)
  Comcast Corp. Class A                     (k)                141,300     3,666,735
  DIRECTV Group, Inc. (The)                 (k)                 93,800     2,163,966
  Tribune Co.                               (c)                 52,500     1,685,775
                                                                        ------------
                                                                           7,516,476
                                                                        ------------
  METAL FABRICATE & HARDWARE (0.6%)
  Precision Castparts Corp.                                     26,100     2,715,705
                                                                        ------------
  MINING (1.5%)
  Alcoa, Inc.                                                   55,900     1,895,010
  Southern Copper Corp.                     (c)                 44,500     3,188,870
  Teck Cominco, Ltd. Class B                                    23,700     1,649,520
                                                                        ------------
                                                                           6,733,400
                                                                        ------------
  MISCELLANEOUS - MANUFACTURING (1.2%)
  Honeywell International, Inc.                                 81,300     3,744,678
  Pentair, Inc.                                                 54,100     1,685,756
                                                                        ------------
                                                                           5,430,434
                                                                        ------------

  OIL & GAS (5.5%)
  Chevron Corp.                                                 41,200     3,047,152
  ConocoPhillips                                                33,500     2,289,725
  Diamond Offshore Drilling, Inc.                               26,600     2,153,270
  ENSCO International, Inc.                                     53,300     2,899,520
  ExxonMobil Corp.                                              18,100     1,365,645
  GlobalSantaFe Corp.                                           63,000     3,885,840
  Hess Corp.                                                    54,900     3,045,303
  Rowan Cos., Inc.                                              27,300       886,431
  Suncor Energy, Inc.                                           19,500     1,488,825
  Valero Energy Corp.                                           20,100     1,296,249
  XTO Energy, Inc.                                              48,000     2,630,880
                                                                        ------------
                                                                          24,988,840
                                                                        ------------
  OIL & GAS SERVICES (2.8%)
  Baker Hughes, Inc.                                            32,300     2,135,999
  Cameron International Corp.               (k)                 34,700     2,178,813
  Halliburton Co.                                               72,000     2,285,280
  National-Oilwell Varco, Inc.              (k)                 33,400     2,598,186
  Smith International, Inc.                 (c)                 45,000     2,162,250
  Transocean, Inc.                          (k)                 16,800     1,372,560
                                                                        ------------
                                                                          12,733,088
                                                                        ------------
  PHARMACEUTICALS (3.5%)
  Barr Pharmaceuticals, Inc.                (k)                 47,600     2,206,260
  Pfizer, Inc.                                                 153,600     3,879,936
  Schering-Plough Corp.                                        101,900     2,599,469
& Teva Pharmaceutical Industries, Ltd.,
     Sponsored ADR                          (l)                132,100     4,944,503
  Wyeth                                                         47,300     2,366,419
                                                                        ------------
                                                                          15,996,587
                                                                        ------------
  PIPELINES (0.6%)
  Williams Cos., Inc.                                           90,000     2,561,400
                                                                        ------------
  RETAIL (6.5%)
  Abercrombie & Fitch Co. Class A           (c)                 26,200     1,982,816
  American Eagle Outfitters, Inc.                               66,600     1,997,334
  AutoZone, Inc.                            (k)                 17,800     2,280,892
  CarMax, Inc.                              (k)                 51,000     1,251,540
  CVS Corp.                                 (c)                 95,700     3,267,198
  Gap, Inc. (The)                                               36,800       633,328
  Home Depot, Inc.                          (c)                 98,900     3,633,586
  J.C. Penney Co., Inc.                                         31,600     2,596,256
  Kohl's Corp.                              (k)                 35,700     2,734,977
  Limited Brands, Inc.                                          76,600     1,996,196
  Lowe's Cos., Inc.                         (c)                 71,300     2,245,237
  Nordstrom, Inc.                                               45,200     2,392,888
  TJX Cos., Inc.                                                81,700     2,202,632
                                                                        ------------
                                                                          29,214,880
                                                                        ------------
  SEMICONDUCTORS (2.4%)
  Applied Materials, Inc.                                      132,400     2,425,568
  Intel Corp.                                                   95,900     1,834,567
  MEMC Electronic Materials, Inc.           (k)                 44,900     2,720,042
  NVIDIA Corp.                              (k)                 64,000     1,841,920
  Texas Instruments, Inc.                                       74,500     2,242,450
                                                                        ------------
                                                                          11,064,547
                                                                        ------------

  SOFTWARE (1.8%)
  BMC Software, Inc.                        (k)                 64,200     1,976,718
  Microsoft Corp.                                              120,200     3,349,974
  Oracle Corp.                              (k)                142,600     2,585,338
                                                                        ------------
                                                                           7,912,030
                                                                        ------------
  TELECOMMUNICATIONS (4.0%)
  ALLTEL Corp.                                                  29,400     1,822,800
& AT&T, Inc.                                                   141,600     5,583,288
  Cisco Systems, Inc.                       (k)                 92,200     2,353,866
  Nokia Oyj, Sponsored ADR                  (c) (l)            145,000     3,323,400
  Sprint Nextel Corp.                                          126,200     2,392,752
  Verizon Communications, Inc.                                  74,700     2,832,624
                                                                        ------------
                                                                          18,308,730
                                                                        ------------
  TRANSPORTATION (0.5%)
  Norfolk Southern Corp.                                        48,600     2,459,160
                                                                        ------------
  Total Common Stocks
     (Cost $251,059,052)                                                 282,834,594
                                                                        ------------

                                                             SHARES        VALUE
                                                          ------------  ------------
  CONVERTIBLE PREFERRED STOCK (0.0%)        ++
  SOFTWARE (0.0%)                           ++
  QuadraMed Corp.
     5.50%                                  (b)(k)(m)            4,900       132,300
                                                                        ------------
  Total Convertible Preferred Stock
     (Cost $122,500)                                                         132,300
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (9.2%)
  COMMERCIAL PAPER (3.3%)
  Abbey National North America LLC
     5.26%, due 4/10/07                                   $  1,500,000     1,498,027
  Australia & New Zealand Banking Group,
     Ltd.
     5.25%, due 4/3/07                                       1,575,000     1,574,541
  Clipper Receivables Corp.
     5.286%, due 4/4/07                     (n)              1,022,000     1,022,000
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                    (n)              1,226,401     1,226,401
  Fairway Finance Corp.
     5.274%, due 4/5/07                     (n)                613,200       613,200
  Grampian Funding LLC
     5.291%, due 4/23/07                    (n)                613,200       613,200
  Liberty Street Funding Co.
     5.285%, due 4/4/07                     (n)                613,200       613,200
  Old Line Funding LLC
     5.282%, due 4/10/07                    (n)                613,200       613,200
  Paradigm Funding LLC
     5.294%, due 4/16/07                    (n)                613,200       613,200
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                    (n)                613,200       613,200

  Prudential Funding LLC
     5.37%, due 4/2/07                                       3,540,000     3,539,472
  Rabobank USA Finance Corp.
     5.38%, due 4/2/07                                         225,000       224,966
  Ranger Funding LLC
     5.287%, due 4/10/07                    (n)              1,022,001     1,022,001
  Societe Generale North America, Inc.
     5.26%, due 4/5/07                                       1,000,000       999,416
                                                                        ------------
  Total Commercial Paper
     (Cost $14,786,024)                                                   14,786,024
                                                                        ------------

                                                             SHARES        VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (0.6%)
  BGI Institutional Money Market Fund       (n)              2,936,077     2,936,077
                                                                        ------------
  Total Investment Company
     (Cost $2,936,077)                                                     2,936,077
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.2%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $899,360,776 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $914,791 and a
     Market Value of $929,948)              (n)           $    899,360       899,360
                                                                        ------------
  Total Repurchase Agreement
     (Cost $899,360)                                                         899,360
                                                                        ------------
  TIME DEPOSITS (5.1%)
  Abbey National PLC
     5.30%, due 5/7/07                      (n)              1,635,201     1,635,201
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                    (n)              1,022,001     1,022,001
  Bank of America Corp.
     5.27%, due 5/18/07                     (a) (n)          1,635,201     1,635,201
  Bank of Nova Scotia
     5.28%, due 4/16/07                     (n)              1,430,801     1,430,801
  BNP Paribas
     5.27%, due 4/9/07                      (n)              1,430,801     1,430,801
  Citigroup, Inc.
     5.375%, due 4/2/07                     (n)              1,226,401     1,226,401
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                    (n)              1,635,201     1,635,201
  Fortis Bank
     5.27%, due 4/11/07                     (n)              1,635,201     1,635,201
  KBC Bank N.V.
     5.28%, due 6/5/07                      (n)              1,226,401     1,226,401
  Rabobank Nederland
     5.275%, due 4/9/07                     (n)              1,226,401     1,226,401
  Royal Bank of Scotland
     5.285%, due 5/8/07                     (n)              1,022,001     1,022,001
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                     (n)              1,430,801     1,430,801
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                      (n)              1,635,201     1,635,201
  Standard Chartered Bank
     5.28%, due 4/13/07                     (n)              1,635,201     1,635,201

  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                      (n)              1,635,201     1,635,201
  UBS AG
     5.27%, due 5/4/07                      (n)              1,635,201     1,635,201
                                                                        ------------
  Total Time Deposits
     (Cost $23,097,216)                                                   23,097,216
                                                                        ------------
  Total Short-Term Investments
     (Cost $41,718,677)                                                   41,718,677
                                                                        ------------
  Total Investments
    (Cost $449,407,490)                     (o)                  106.4%  482,259,909(p)
  Liabilities in Excess of
     Cash and Other Assets                                        (6.4)  (29,198,684)
                                                          ------------  ------------
  Net Assets                                                     100.0% $453,061,225
                                                          ============  ============

                                                            NUMBER OF
                                                            CONTRACTS       VALUE
                                                          ------------  ------------
  WRITTEN CALL OPTION (0.0%)                ++
  BUILDING MATERIALS (0.0%)                 ++
  American Standard Cos., Inc.
     Strike Price $55.00
     Expire 7/21/07                                            (10,900) $    (25,070)
                                                                        ------------
  Total Written Call Option
     (Premium $33,462)                                                  $    (25,070)
                                                                        ------------

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

+++ Fifty percent of the Fund's liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. This percentage is marked-to-market daily against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d)  Issue in default.

(e)  Issuer in bankruptcy.

(f) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(g) Fair valued security. The total market value of these securities at March 31, 2007 is $530,000, which reflects 0.1% of the Portfolio's net assets.

(h)  ACES - Alternative Credit Enhancement Structure.

(i) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2007. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k)  Non-income producing security.

(l)  ADR - American Depositary Receipt.

(m) Illiquid security. The total market value of these securities at March 31, 2007 is $132,300, which represents 0.0% of the Portfolio's net assets.

(n) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)  The cost for federal income tax purposes is $450,828,602.

(p) At March 31, 2007, net unrealized appreciation was $31,431,307 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $38,369,654 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,938,347.

MAINSTAY VP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                             SHARES        VALUE
                                                          ------------  ------------
  COMMON STOCKS (93.0%)                     +
  AEROSPACE & DEFENSE (3.6%)
& Honeywell International, Inc.                                349,100  $ 16,079,546
  Northrop Grumman Corp.                                       131,100     9,730,242
                                                                        ------------
                                                                          25,809,788
                                                                        ------------
  BIOTECHNOLOGY (1.0%)
  Amgen, Inc.                               (a)                127,000     7,096,760
                                                                        ------------
  BUILDING PRODUCTS (0.4%)
  American Standard Cos., Inc.                                  49,700     2,635,094
                                                                        ------------
  CAPITAL MARKETS (5.9%)
& Bank of New York Co., Inc. (The)                             397,700    16,126,735
  Goldman Sachs Group, Inc. (The)                               42,800     8,843,764
  Merrill Lynch & Co., Inc.                                     94,900     7,750,483
  Morgan Stanley                                               119,100     9,380,316
                                                                        ------------
                                                                          42,101,298
                                                                        ------------
  CHEMICALS (1.7%)
  E.I. du Pont de Nemours & Co.                                245,500    12,135,065
                                                                        ------------
  COMMERCIAL BANKS (6.4%)
  PNC Financial Services Group, Inc.                           197,300    14,199,681
  U.S. Bancorp                              (b)                278,500     9,739,145
  Wachovia Corp.                                               193,400    10,646,670
  Wells Fargo & Co.                                            324,700    11,179,421
                                                                        ------------
                                                                          45,764,917
                                                                        ------------
  COMMUNICATIONS EQUIPMENT (2.0%)
  Nokia Oyj, Sponsored ADR                  (c)                620,600    14,224,152
                                                                        ------------
  COMPUTERS & PERIPHERALS (1.4%)
  International Business Machines Corp.                        102,500     9,661,650
                                                                        ------------
  CONSUMER FINANCE (1.8%)
  Capital One Financial Corp.                                  106,000     7,998,760
  SLM Corp.                                                    125,000     5,112,500
                                                                        ------------
                                                                          13,111,260
                                                                        ------------
  DIVERSIFIED FINANCIAL SERVICES (9.1%)
& Bank of America Corp.                                        483,892    24,688,170
& Citigroup, Inc.                                              486,997    25,002,426
& JPMorgan Chase & Co.                                         317,740    15,372,261
                                                                        ------------
                                                                          65,062,857
                                                                        ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
     (3.8%)
& AT&T, Inc.                                                   383,700    15,129,291

  Verizon Communications, Inc.                                 309,100    11,721,072
                                                                        ------------
                                                                          26,850,363
                                                                        ------------
  ELECTRIC UTILITIES (1.3%)
  Duke Energy Corp.                                            137,000     2,779,730
  FirstEnergy Corp.                                             99,700     6,604,128
                                                                        ------------
                                                                           9,383,858
                                                                        ------------
  ENERGY EQUIPMENT & SERVICES (4.9%)
  Diamond Offshore Drilling, Inc.           (b)                111,200     9,001,640
  ENSCO International, Inc.                                     69,600     3,786,240
  GlobalSantaFe Corp.                                          199,400    12,298,992
  Rowan Cos., Inc.                                             118,400     3,844,448
  Transocean, Inc.                          (a)                 68,400     5,588,280
                                                                        ------------
                                                                          34,519,600
                                                                        ------------
  FOOD & STAPLES RETAILING (3.2%)
& CVS Corp.                                 (b)                420,600    14,359,284
  Kroger Co. (The)                                             299,900     8,472,175
                                                                        ------------
                                                                          22,831,459
                                                                        ------------
  FOOD PRODUCTS (1.3%)
  General Mills, Inc.                                          157,300     9,158,006
                                                                        ------------
  HEALTH CARE PROVIDERS & SERVICES (1.2%)
  Quest Diagnostics, Inc.                   (b)                164,100     8,183,667
                                                                        ------------
  HOUSEHOLD PRODUCTS (1.0%)
  Kimberly-Clark Corp.                                         103,700     7,102,413
                                                                        ------------
  INSURANCE (4.6%)
  Genworth Financial, Inc. Class A                             377,100    13,175,874
  Hartford Financial Services Group, Inc.
     (The)                                                     104,300     9,968,994
  Prudential Financial, Inc.                (b)                109,600     9,892,496
                                                                        ------------
                                                                          33,037,364
                                                                        ------------
  IT SERVICES (1.9%)
  Affiliated Computer Services, Inc.
     Class A                                (a)                121,600     7,159,808
  Computer Sciences Corp.                   (a)                121,000     6,307,730
                                                                        ------------
                                                                          13,467,538
                                                                        ------------
  MACHINERY (1.0%)
  Pentair, Inc.                                                232,400     7,241,584
                                                                        ------------
  MEDIA (3.1%)
  Comcast Corp. Class A                     (a)                245,400     6,368,130
  Time Warner, Inc.                         (b)                442,000     8,716,240
  Tribune Co.                                                  214,100     6,874,751
                                                                        ------------
                                                                          21,959,121
                                                                        ------------
  METALS & MINING (2.1%)
  Alcoa, Inc.                                                  237,128     8,038,639
  Teck Cominco, Ltd. Class B                                   103,800     7,224,480
                                                                        ------------
                                                                          15,263,119
                                                                        ------------
  MULTI-UTILITIES (0.4%)
  Energy East Corp.                                            129,500     3,154,620
                                                                        ------------

  OIL, GAS & CONSUMABLE FUELS (8.9%)
  Chevron Corp.                                                180,286    13,333,953
  ConocoPhillips                                               147,100    10,054,285
& ExxonMobil Corp.                                             215,800    16,282,110
  Hess Corp.                                                   200,700    11,132,829
  Suncor Energy, Inc.                                           85,500     6,527,925
  Valero Energy Corp.                                           88,300     5,694,467
                                                                        ------------
                                                                          63,025,569
                                                                        ------------
  PHARMACEUTICALS (8.3%)
  Barr Pharmaceuticals, Inc.                (a)                148,800     6,896,880
  Johnson & Johnson                                            170,800    10,292,408
& Pfizer, Inc.                                                 740,100    18,694,926
& Teva Pharmaceutical Industries, Ltd.,
     Sponsored ADR                          (c)                443,000    16,581,490
  Wyeth                                                        138,200     6,914,146
                                                                        ------------
                                                                          59,379,850
                                                                        ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     (2.2%)
  Intel Corp.                                                  330,100     6,314,813
  Texas Instruments, Inc.                                      304,900     9,177,490
                                                                        ------------
                                                                          15,492,303
                                                                        ------------
  SPECIALTY RETAIL (3.5%)
  Gap, Inc. (The)                                               87,300     1,502,433
  Home Depot, Inc.                          (b)                368,900    13,553,386
  Lowe's Cos., Inc.                                            311,500     9,809,135
                                                                        ------------
                                                                          24,864,954
                                                                        ------------
  THRIFTS & MORTGAGE FINANCE (3.9%)
  Fannie Mae                                                   243,200    13,273,856
  Freddie Mac                                                  115,000     6,841,350
  PMI Group, Inc. (The)                                        162,000     7,325,640
                                                                        ------------
                                                                          27,440,846
                                                                        ------------
  TRADING COMPANIES & DISTRIBUTORS (0.6%)
  W.W. Grainger, Inc.                                           50,600     3,908,344
                                                                        ------------
  WIRELESS TELECOMMUNICATION SERVICES
     (2.5%)
  ALLTEL Corp.                                                 127,000     7,874,000
  Sprint Nextel Corp.                                          523,300     9,921,768
                                                                        ------------
                                                                          17,795,768
                                                                        ------------
  Total Common Stocks
     (Cost $565,318,752)                                                 661,663,187
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (0.7%)
  iShares Russell 1000 Value Index Fund     (d)                 58,200     4,838,748
                                                                        ------------
  Total Investment Company
     (Cost $4,503,434)                                                     4,838,748
                                                                        ------------

                                                            NUMBER OF
                                                            CONTRACTS       VALUE
                                                          ------------  ------------
  PURCHASED PUT OPTION (0.0%)               ++
  BIOTECHNOLOGY (0.0%)                      ++
  Amgen, Inc.
     Strike Price $55.00
     Expire 5/19/07                         (a)                121,400       242,800
                                                                        ------------
  Total Purchased Put Option
     (Premium $238,490)                                                      242,800
                                                                        ------------

                                                            PRINCIPAL
                                                             AMOUNT         VALUE
                                                          ------------  ------------
  SHORT-TERM INVESTMENTS (9.6%)
  COMMERCIAL PAPER (5.6%)
  Abbott Laboratories
     5.25%, due 4/4/07                                    $  7,000,000     6,996,937
  Clipper Receivables Corp.
     5.286%, due 4/4/07                     (e)              1,097,249     1,097,249
  Commonwealth Bank of Australia
     (Delaware) Finance, Inc.
     5.269%, due 4/16/07                    (e)              1,316,699     1,316,699
  Fairway Finance Corp.
     5.274%, due 4/5/07                     (e)                658,349       658,349
  Grampian Funding LLC
     5.291%, due 4/23/07                    (e)                658,349       658,349
  Liberty Street Funding Co.
     5.285%, due 4/4/07                     (e)                658,349       658,349
  Lloyds Bank PLC
     5.24%, due 4/16/07                                      7,000,000     6,984,717
  National Australia Funding (Delaware),
     Inc.
     5.255%, due 4/13/07                                     4,000,000     3,992,993
  Old Line Funding LLC
     5.282%, due 4/10/07                    (e)                658,349       658,349
  Paradigm Funding LLC
     5.294%, due 4/16/07                    (e)                658,349       658,349
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                    (e)                658,349       658,349
  Rabobank USA Finance Corp.
     5.37%, due 4/2/07                                       6,730,000     6,728,996
  Ranger Funding LLC
     5.287%, due 4/10/07                    (e)              1,097,249     1,097,249
  Toyota Motor Credit Corp.
     5.245%, due 4/5/07                                      2,000,000     1,998,835
     5.26%, due 4/11/07                                      5,365,000     5,357,161
                                                                        ------------
  Total Commercial Paper
     (Cost $39,520,930)                                                   39,520,930
                                                                        ------------

                                                             SHARES         VALUE
                                                          ------------  ------------
  INVESTMENT COMPANY (0.4%)
  BGI Institutional Money Market Fund       (e)              3,152,257     3,152,257
                                                                        ------------
  Total Investment Company
     (Cost $3,152,257)                                                     3,152,257
                                                                        ------------

                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                          ------------  ------------
  REPURCHASE AGREEMENT (0.1%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $966,025 (collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $982,146 and a
     Market Value of $998,419)              (e)           $    965,579       965,579
                                                                        ------------
  Total Repurchase Agreement
     (Cost $965,579)                                                         965,579
                                                                        ------------
  TIME DEPOSITS (3.5%)
  Abbey National PLC
     5.30%, due 5/7/07                      (e)              1,755,598     1,755,598
  Banco Bilbao Vizcaya Argentaria S.A.
     5.305%, due 4/26/07                    (e)              1,097,249     1,097,249
  Bank of America Corp.
     5.27%, due 5/18/07                     (e) (f)          1,755,598     1,755,598
  Bank of Nova Scotia
     5.28%, due 4/16/07                     (e)              1,536,149     1,536,149
  BNP Paribas
     5.27%, due 4/9/07                      (e)              1,536,149     1,536,149
  Citigroup, Inc.
     5.375%, due 4/2/07                     (e)              1,316,699     1,316,699
  Credit Suisse First Boston Corp.
     5.275%, due 4/18/07                    (e)              1,755,598     1,755,598
  Fortis Bank
     5.27%, due 4/11/07                     (e)              1,755,598     1,755,598
  KBC Bank N.V.
     5.28%, due 6/5/07                      (e)              1,316,699     1,316,699
  Rabobank Nederland
     5.275%, due 4/9/07                     (e)              1,316,699     1,316,699
  Royal Bank of Scotland
     5.285%, due 5/8/07                     (e)              1,097,249     1,097,249
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                     (e)              1,536,149     1,536,149
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                      (e)              1,755,599     1,755,599
  Standard Chartered Bank
     5.28%, due 4/13/07                     (e)              1,755,599     1,755,599
  Toronto Dominion Bank, Ltd.
     5.27%, due 4/5/07                      (e)              1,755,599     1,755,599
  UBS AG
     5.27%, due 5/4/07                      (e)              1,755,599     1,755,599
                                                                        ------------
  Total Time Deposits
     (Cost $24,797,830)                                                   24,797,830
                                                                        ------------
  Total Short-Term Investments
     (Cost $68,436,596)                                                   68,436,596
                                                                        ------------
  Total Investments
     (Cost $638,497,272)                    (g)                  103.3%  735,181,331(h)
  Liabilities in Excess of
     Cash and Other Assets                                        (3.3)  (23,325,491)
                                                          ------------  ------------
  Net Assets                                                     100.0% $711,855,840
                                                          ============  ============

                                                            NUMBER OF
                                                            CONTRACTS       VALUE
                                                          ------------  ------------
  WRITTEN CALL OPTION (0.0%)                ++
  BUILDING PRODUCTS (0.0%)                  ++
  American Standard Cos., Inc.
     Strike Price $55.00
     Expire 7/21/07                                            (47,100) $   (108,330)
                                                                        ------------
  Total Written Call Option
     (Premium Received $144,595)                                        $   (108,330)
                                                                        ============

+    Percentages indicated are based on Portfolio net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(g)  The cost for federal income tax purposes is $639,734,322.

(h) At March 31, 2007 net unrealized appreciation was $95,447,009, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $102,695,567 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,248,558.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.

By:    /s/ Stephen P. Fisher
       ---------------------
       Stephen P. Fisher
       President and Principal Executive Officer


Date:  May 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ Stephen P. Fisher
       ---------------------
       Stephen P. Fisher
       President and Principal Executive Officer

Date:  May 24, 2007


By:    /s/ Arphiela Arizmendi
       ----------------------
       Arphiela Arizmendi
       Treasurer and Principal Financial and Accounting
       Officer

Date:  May 24, 2007